UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               ADYM W. RYGMYR
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   JULY 31

Date of reporting period:  JANUARY 31, 2013


ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED JANUARY 31, 2013



[LOGO OF USAA]
   USAA(R)

                                          [GRAPHIC OF USAA SHORT-TERM BOND FUND]

 =========================================================

       SEMIANNUAL REPORT
       USAA SHORT-TERM BOND FUND
       FUND SHARES o INSTITUTIONAL SHARES o ADVISER SHARES
       JANUARY 31, 2013

 =========================================================

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

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PRESIDENT'S MESSAGE

"AS I WRITE TO YOU, INVESTORS ARE SHOWING          [PHOTO OF DANIEL S. McNAMARA]
A GROWING APPETITE FOR RISK."

--------------------------------------------------------------------------------

MARCH 2013

At the beginning of January of this year, the "fiscal cliff" had been averted. However, the deal reached by Congress was less than perfect and on March 1, sequestration took effect after Congress was unable to come up with a long-term plan to resolve our nation's toughest fiscal challenges. Due to the legally-mandated sequestration, I expect the country's fiscal condition to remain in flux.

As part of the fiscal cliff agreement, lawmakers blocked some large tax increases, but they allowed the payroll tax holiday to expire and raised the tax rate on individuals earning more than $400,000 a year ($450,000 for couples). They also approved a smaller-than-expected increase in the capital gains tax. However, Congress delayed action on the "sequester," until spring, which mandates automatic, across-the-board spending cuts.

In the meantime, U.S. economic growth appears to have slowed. After generating 3.1% real gross domestic product (GDP) growth in the third quarter of 2012, the U.S. economy contracted during the fourth quarter. Looking ahead, I believe U.S. economic growth to remain below 2%, although the housing market, which continues to improve, is a bright spot. Although Congress has allowed the sequester to be implemented, the effect of spending cuts alone should not have a material impact on the growth of U.S. GDP. Nonetheless, along with the January tax increases, this could further weaken economic growth over the next few calendar quarters.

The U.S. Federal Reserve (the Fed) continues to do all it can to boost economic growth and reduce unemployment. During September 2012, it launched a third round of quantitative easing (QE3), making an open-ended commitment to buy mortgage-backed securities. The Fed went even further in December of last year, making a commitment -- also open ended -- to buy long-term U.S. Treasury securities every month starting in January 2013. By the end of the reporting period, the U.S. central bank was pumping money into the U.S. economy. The Fed also has kept short-term interest rates at exceptionally low levels and is unlikely to raise rates in the near future. However, according to minutes from recent meetings, Fed governors are debating the timing of a rate increase relative to certain economic thresholds.

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

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As I write to you, investors are showing a growing appetite for risk. U.S. stock prices, as represented by the S&P 500(R) Index, climbed during the reporting period. But I am troubled that few of these gains can be attributed to earnings and dividends. Approximately two thirds of the price appreciation was the result of multiple expansions. In other words, investors appeared to favor stocks for their own sake, not for the earnings growth of the underlying companies themselves. This suggests that some people are investing in stocks just because their prices are rising, which indicates a certain amount of complacency.
Indeed, at the time of this writing, the "fear index," the VIX (a measure of market volatility), is extremely low.

Meanwhile, fixed-income securities were less in favor. Some observers even predicted the "demise" of bonds as an asset class. Hyperbole aside, I believe that many people forget how large and diverse the fixed-income market is. It comprises many types of bonds, U.S. Treasuries, mortgage-backed securities, investment-grade bonds, high-yield bonds, municipal securities, and more. Many of these fixed-income asset classes perform differently from each other. For example, during the reporting period, investment-grade corporate bonds outperformed U.S. Treasury securities and high-yield bonds outperformed investment-grade corporate bonds. That said, I believe that bonds will not experience the same level of price appreciation they have experienced in recent years. In my opinion, fixed-income securities have returned to their historic role as an income-accumulation vehicle.

Looking ahead, our short-term outlook is cautious. The U.S. economy remains fragile and no one knows how the looming sequester will affect GDP growth. In this environment, we believe our disciplined investment approach -- which seeks to identify attractive opportunities while minimizing potential risks -- is particularly advantageous. On behalf of everyone at USAA Asset Management Company, thank you for allowing us to serve your investment needs. We appreciate your continued confidence.

Sincerely,

/S/ DANIEL S. MCNAMARA

Daniel S. McNamara
President
USAA Asset Management Company

VIX is a trademarked ticker symbol for the Chicago Board Options Exchange Market Volatility Index, a popular measure of the implied volatility of S&P 500 index.

As interest rates rise, bond prices fall. o Past performance is no guarantee of future results. o Rebalancing and diversification do not protect against losses or guarantee that an investor's goal will be met.

The S&P 500 Index is a well-known stock market index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States. Most of these stocks are listed on the New York Stock Exchange.

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

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TABLE OF CONTENTS

--------------------------------------------------------------------------------

FUND OBJECTIVE                                                                1

MANAGERS' COMMENTARY                                                          2

INVESTMENT OVERVIEW                                                           6

FINANCIAL INFORMATION

    Portfolio of Investments                                                 16

    Notes to Portfolio of Investments                                        42

    Financial Statements                                                     47

    Notes to Financial Statements                                            50

EXPENSE EXAMPLE                                                              67

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2013, USAA. All rights reserved.

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

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FUND OBJECTIVE

THE USAA SHORT-TERM BOND FUND'S (THE FUND) INVESTMENT OBJECTIVE IS HIGH CURRENT INCOME CONSISTENT WITH PRESERVATION OF PRINCIPAL.

--------------------------------------------------------------------------------

TYPES OF INVESTMENTS

The Fund normally invests at least 80% of the Fund's assets in a broad range of investment-grade debt securities that have a dollar-weighted average portfolio maturity of three years or less. This 80% policy may be changed upon at least 60 days' written notice to shareholders.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Asset Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

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                                                             FUND OBJECTIVE |  1

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MANAGERS' COMMENTARY ON THE FUND

--------------------------------------------------------------------------------

[PHOTO OF MATTHEW  MATTHEW FREUND, CFA   [PHOTO OF JULIANNE  JULIANNE BASS, CFA
     FREUND]       USAA Asset                   BASS]        USAA Asset
                   Management Company                        Management Company

--------------------------------------------------------------------------------

o HOW DID THE USAA SHORT-TERM BOND FUND (THE FUND SHARES) PERFORM DURING THE REPORTING PERIOD?

    At the end of the reporting period, the Fund Shares had a total return of 1.56%. This compares to returns of 0.38% for the Barclays 1-3 Year Government/Credit Index (the Index) and 1.31% for the Lipper Short Investment Grade Bond Funds Index. At the same time, the Fund Shares provided a one-year dividend yield of 2.40%, compared to 1.67% for the Lipper Short Investment Grade Debt Funds average.

o   WHAT WERE MARKET CONDITIONS DURING THE REPORTING PERIOD?

    Performance was volatile during the reporting period, largely because of shifting investor sentiment. When the reporting period began in August 2012, higher yielding securities were in favor and U.S. Treasuries underperformed many other fixed-income asset classes. However, later in the month, Europe's financial problems sent investors back into the perceived safety of U.S. Treasuries. Higher yielding fixed-income sectors rallied in September and October 2012 and U.S. Treasury prices fell after the European Central Bank announced a new bond purchase program that sought to reduce intermediate-term risks to the European financial system and the U.S. Federal Reserve (the Fed)

    Refer to page 8 for benchmark definitions.

    PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

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2  | USAA SHORT-TERM BOND FUND

================================================================================

    announced a third round of quantitative easing (QE3). With QE3, the Fed made an open-ended commitment to increase its balance sheet by purchasing agency mortgage-backed securities every month until the U.S. labor market strengthened.

    In late October and into November, amid uncertainty over the hotly contested U.S. presidential race, U.S. Treasury prices rose and higher-yielding securities retraced some of their gains. However, after the election, U.S. Treasuries fell back and other fixed-income sectors rallied on optimism that Congress would come to an agreement on the "fiscal cliff." Though Congress did not come to a permanent agreement, it did prevent a number of scheduled tax hikes. Certain tax increases, such as the end of the payroll tax holiday and a modest increase in the capital gains tax, took effect in January 2013. Congress postponed until March further action to avoid across-the-board cuts known as the "sequester".

    The Fed's announcement in December 2012 that it would expand its asset purchase program sent U.S. Treasury prices lower and many other fixed-income asset classes higher. In January of this year, after the fiscal cliff agreement and the delay in the sequester, U.S. Treasury prices declined further and higher yielding fixed-income asset classes continued to rally.

    For the reporting period overall, most other fixed-income asset classes outperformed U.S. Treasuries. Relative to the 10-year U.S. Treasury, which returned -2.26% (as of period end), investment-grade corporate bonds (as measured by the JP Morgan U.S. Liquid Index) posted a gain of 1.57%. U.S. Treasury yields, which move in the opposite direction of prices, increased. The 10-year Treasury yield started the reporting period at 1.56% and after some significant moves up and down, ended the reporting period at 2.02%.

================================================================================

                                           MANAGERS' COMMENTARY ON THE FUND |  3

================================================================================

                    5-YEAR CONSTANT MATURITY TREASURY YIELDS

               [CHART OF 5-YEAR CONSTANT MATURITY TREASURY YIELDS]

                                               YIELD IN PERCENT
  1/1/1963                                             ND
  1/2/1963                                           3.53
  1/3/1963                                           3.53
  1/4/1963                                           3.56
  1/7/1963                                           3.57
  1/8/1963                                           3.56
  1/9/1963                                           3.56
 1/10/1963                                           3.55
 1/11/1963                                           3.54
 1/14/1963                                           3.54
 1/15/1963                                           3.53
 1/16/1963                                           3.53
 1/17/1963                                           3.56
 1/18/1963                                           3.57
 1/21/1963                                           3.60
 1/22/1963                                           3.62
 1/23/1963                                           3.62
 1/24/1963                                           3.62
 1/25/1963                                           3.61
 1/28/1963                                           3.62
 1/29/1963                                           3.63
 1/30/1963                                           3.63
 1/31/1963                                           3.65
  2/1/1963                                           3.66
  2/4/1963                                           3.66
  2/5/1963                                           3.66
  2/6/1963                                           3.65
  2/7/1963                                           3.65
  2/8/1963                                           3.65
 2/11/1963                                           3.65
 2/12/1963                                             ND
 2/13/1963                                           3.65
 2/14/1963                                           3.65
 2/15/1963                                           3.64
 2/18/1963                                           3.64
 2/19/1963                                           3.66
 2/20/1963                                           3.66
 2/21/1963                                           3.68
 2/22/1963                                             ND
 2/25/1963                                           3.68
 2/26/1963                                           3.68
 2/27/1963                                           3.68
 2/28/1963                                           3.68
  3/1/1963                                           3.67
  3/4/1963                                           3.67
  3/5/1963                                           3.67
  3/6/1963                                           3.67
  3/7/1963                                           3.67
  3/8/1963                                           3.67
 3/11/1963                                           3.68
 3/12/1963                                           3.68
 3/13/1963                                           3.68
 3/14/1963                                           3.68
 3/15/1963                                           3.68
 3/18/1963                                           3.68
 3/19/1963                                           3.68
 3/20/1963                                           3.68
 3/21/1963                                           3.68
 3/22/1963                                           3.68
 3/25/1963                                           3.69
 3/26/1963                                           3.71
 3/27/1963                                           3.72
 3/28/1963                                           3.71
 3/29/1963                                           3.71
  4/1/1963                                           3.70
  4/2/1963                                           3.70
  4/3/1963                                           3.71
  4/4/1963                                           3.70
  4/5/1963                                           3.70
  4/8/1963                                           3.72
  4/9/1963                                           3.73
 4/10/1963                                           3.76
 4/11/1963                                           3.74
 4/12/1963                                             ND
 4/15/1963                                           3.77
 4/16/1963                                           3.76
 4/17/1963                                           3.77
 4/18/1963                                           3.76
 4/19/1963                                           3.75
 4/22/1963                                           3.76
 4/23/1963                                           3.76
 4/24/1963                                           3.76
 4/25/1963                                           3.75
 4/26/1963                                           3.73
 4/29/1963                                           3.74
 4/30/1963                                           3.73
  5/1/1963                                           3.72
  5/2/1963                                           3.72
  5/3/1963                                           3.71
  5/6/1963                                           3.69
  5/7/1963                                           3.68
  5/8/1963                                           3.70
  5/9/1963                                           3.71
 5/10/1963                                           3.71
 5/13/1963                                           3.70
 5/14/1963                                           3.70
 5/15/1963                                           3.69
 5/16/1963                                           3.68
 5/17/1963                                           3.69
 5/20/1963                                           3.71
 5/21/1963                                           3.70
 5/22/1963                                           3.70
 5/23/1963                                           3.71
 5/24/1963                                           3.75
 5/27/1963                                           3.75
 5/28/1963                                           3.77
 5/29/1963                                           3.78
 5/30/1963                                             ND
 5/31/1963                                           3.78
  6/3/1963                                           3.81
  6/4/1963                                           3.80
  6/5/1963                                           3.80
  6/6/1963                                           3.80
  6/7/1963                                           3.81
 6/10/1963                                           3.80
 6/11/1963                                           3.79
 6/12/1963                                           3.81
 6/13/1963                                           3.81
 6/14/1963                                           3.82
 6/17/1963                                           3.83
 6/18/1963                                           3.83
 6/19/1963                                           3.83
 6/20/1963                                           3.82
 6/21/1963                                           3.82
 6/24/1963                                           3.82
 6/25/1963                                           3.82
 6/26/1963                                           3.82
 6/27/1963                                           3.82
 6/28/1963                                           3.82
  7/1/1963                                           3.82
  7/2/1963                                           3.86
  7/3/1963                                           3.86
  7/4/1963                                             ND
  7/5/1963                                           3.89
  7/8/1963                                           3.92
  7/9/1963                                           3.91
 7/10/1963                                           3.90
 7/11/1963                                           3.91
 7/12/1963                                           3.90
 7/15/1963                                           3.90
 7/16/1963                                           3.91
 7/17/1963                                           3.92
 7/18/1963                                           3.91
 7/19/1963                                           3.90
 7/22/1963                                           3.91
 7/23/1963                                           3.91
 7/24/1963                                           3.90
 7/25/1963                                           3.89
 7/26/1963                                           3.88
 7/29/1963                                           3.87
 7/30/1963                                           3.88
 7/31/1963                                           3.88
  8/1/1963                                           3.87
  8/2/1963                                           3.86
  8/5/1963                                           3.87
  8/6/1963                                           3.87
  8/7/1963                                           3.88
  8/8/1963                                           3.88
  8/9/1963                                           3.88
 8/12/1963                                           3.90
 8/13/1963                                           3.90
 8/14/1963                                           3.90
 8/15/1963                                           3.89
 8/16/1963                                           3.89
 8/19/1963                                           3.88
 8/20/1963                                           3.88
 8/21/1963                                           3.89
 8/22/1963                                           3.89
 8/23/1963                                           3.89
 8/26/1963                                           3.89
 8/27/1963                                           3.90
 8/28/1963                                           3.90
 8/29/1963                                           3.91
 8/30/1963                                           3.93
  9/2/1963                                             ND
  9/3/1963                                           3.94
  9/4/1963                                           3.94
  9/5/1963                                           3.97
  9/6/1963                                           3.97
  9/9/1963                                           3.97
 9/10/1963                                           3.97
 9/11/1963                                           3.96
 9/12/1963                                           3.97
 9/13/1963                                           3.97
 9/16/1963                                           3.97
 9/17/1963                                           3.97
 9/18/1963                                           3.96
 9/19/1963                                           3.95
 9/20/1963                                           3.94
 9/23/1963                                           3.94
 9/24/1963                                           3.95
 9/25/1963                                           3.95
 9/26/1963                                           3.95
 9/27/1963                                           3.94
 9/30/1963                                           3.94
 10/1/1963                                           3.93
 10/2/1963                                           3.93
 10/3/1963                                           3.93
 10/4/1963                                           3.94
 10/7/1963                                           3.95
 10/8/1963                                           3.96
 10/9/1963                                           3.97
10/10/1963                                           3.97
10/11/1963                                           3.96
10/14/1963                                           3.96
10/15/1963                                           3.97
10/16/1963                                           3.97
10/17/1963                                           3.98
10/18/1963                                           3.99
10/21/1963                                           3.99
10/22/1963                                           3.98
10/23/1963                                           3.98
10/24/1963                                           3.97
10/25/1963                                           3.98
10/28/1963                                           3.98
10/29/1963                                           4.00
10/30/1963                                           4.00
10/31/1963                                           4.01
 11/1/1963                                           4.01
 11/4/1963                                           4.02
 11/5/1963                                             ND
 11/6/1963                                           4.04
 11/7/1963                                           4.04
 11/8/1963                                           4.05
11/11/1963                                             ND
11/12/1963                                           4.03
11/13/1963                                           4.04
11/14/1963                                           4.02
11/15/1963                                           4.00
11/18/1963                                           4.00
11/19/1963                                           4.00
11/20/1963                                           4.00
11/21/1963                                           4.00
11/22/1963                                           4.00
11/25/1963                                             ND
11/26/1963                                           3.98
11/27/1963                                           3.99
11/28/1963                                             ND
11/29/1963                                           3.99
 12/2/1963                                           4.01
 12/3/1963                                           4.02
 12/4/1963                                           4.01
 12/5/1963                                           4.01
 12/6/1963                                           4.01
 12/9/1963                                           4.01
12/10/1963                                           4.02
12/11/1963                                           4.03
12/12/1963                                           4.04
12/13/1963                                           4.05
12/16/1963                                           4.07
12/17/1963                                           4.07
12/18/1963                                           4.06
12/19/1963                                           4.06
12/20/1963                                           4.07
12/23/1963                                           4.07
12/24/1963                                           4.07
12/25/1963                                             ND
12/26/1963                                           4.06
12/27/1963                                           4.05
12/30/1963                                           4.05
12/31/1963                                           4.06
  1/1/1964                                             ND
  1/2/1964                                           4.07
  1/3/1964                                           4.07
  1/6/1964                                           4.08
  1/7/1964                                           4.08
  1/8/1964                                           4.09
  1/9/1964                                           4.09
 1/10/1964                                           4.10
 1/13/1964                                           4.08
 1/14/1964                                           4.08
 1/15/1964                                           4.09
 1/16/1964                                           4.08
 1/17/1964                                           4.07
 1/20/1964                                           4.06
 1/21/1964                                           4.05
 1/22/1964                                           4.05
 1/23/1964                                           4.05
 1/24/1964                                           4.06
 1/27/1964                                           4.06
 1/28/1964                                           4.06
 1/29/1964                                           4.06
 1/30/1964                                           4.05
 1/31/1964                                           4.03
  2/3/1964                                           4.02
  2/4/1964                                           4.03
  2/5/1964                                           4.02
  2/6/1964                                           4.01
  2/7/1964                                           4.01
 2/10/1964                                           4.02
 2/11/1964                                           4.02
 2/12/1964                                             ND
 2/13/1964                                           4.02
 2/14/1964                                           4.02
 2/17/1964                                           4.02
 2/18/1964                                           4.03
 2/19/1964                                           4.03
 2/20/1964                                           4.04
 2/21/1964                                             ND
 2/24/1964                                           4.05
 2/25/1964                                           4.06
 2/26/1964                                           4.05
 2/27/1964                                           4.07
 2/28/1964                                           4.10
  3/2/1964                                           4.10
  3/3/1964                                           4.10
  3/4/1964                                           4.11
  3/5/1964                                           4.10
  3/6/1964                                           4.11
  3/9/1964                                           4.10
 3/10/1964                                           4.11
 3/11/1964                                           4.12
 3/12/1964                                           4.12
 3/13/1964                                           4.11
 3/16/1964                                           4.11
 3/17/1964                                           4.12
 3/18/1964                                           4.14
 3/19/1964                                           4.16
 3/20/1964                                           4.17
 3/23/1964                                           4.19
 3/24/1964                                           4.21
 3/25/1964                                           4.20
 3/26/1964                                           4.19
 3/27/1964                                             ND
 3/30/1964                                           4.18
 3/31/1964                                           4.16
  4/1/1964                                           4.17
  4/2/1964                                           4.18
  4/3/1964                                           4.20
  4/6/1964                                           4.19
  4/7/1964                                           4.18
  4/8/1964                                           4.16
  4/9/1964                                           4.14
 4/10/1964                                           4.15
 4/13/1964                                           4.16
 4/14/1964                                           4.16
 4/15/1964                                           4.15
 4/16/1964                                           4.14
 4/17/1964                                           4.14
 4/20/1964                                           4.14
 4/21/1964                                           4.14
 4/22/1964                                           4.14
 4/23/1964                                           4.14
 4/24/1964                                           4.15
 4/27/1964                                           4.15
 4/28/1964                                           4.15
 4/29/1964                                           4.14
 4/30/1964                                           4.13
  5/1/1964                                           4.12
  5/4/1964                                           4.10
  5/5/1964                                           4.10
  5/6/1964                                           4.10
  5/7/1964                                           4.09
  5/8/1964                                           4.06
 5/11/1964                                           4.04
 5/12/1964                                           4.03
 5/13/1964                                           4.02
 5/14/1964                                           4.01
 5/15/1964                                           4.02
 5/18/1964                                           4.02
 5/19/1964                                           4.02
 5/20/1964                                           4.05
 5/21/1964                                           4.05
 5/22/1964                                           4.04
 5/25/1964                                           4.03
 5/26/1964                                           4.03
 5/27/1964                                           4.03
 5/28/1964                                           4.03
 5/29/1964                                             ND
  6/1/1964                                           4.03
  6/2/1964                                           4.03
  6/3/1964                                           4.03
  6/4/1964                                           4.03
  6/5/1964                                           4.02
  6/8/1964                                           4.02
  6/9/1964                                           4.01
 6/10/1964                                           4.02
 6/11/1964                                           4.02
 6/12/1964                                           4.02
 6/15/1964                                           4.02
 6/16/1964                                           4.02
 6/17/1964                                           4.02
 6/18/1964                                           4.01
 6/19/1964                                           4.01
 6/22/1964                                           4.00
 6/23/1964                                           4.02
 6/24/1964                                           4.03
 6/25/1964                                           4.02
 6/26/1964                                           4.01
 6/29/1964                                           4.01
 6/30/1964                                           4.01
  7/1/1964                                           4.01
  7/2/1964                                           4.01
  7/3/1964                                             ND
  7/6/1964                                           4.01
  7/7/1964                                           4.00
  7/8/1964                                           4.00
  7/9/1964                                           4.01
 7/10/1964                                           4.01
 7/13/1964                                           4.02
 7/14/1964                                           4.02
 7/15/1964                                           4.02
 7/16/1964                                           4.03
 7/17/1964                                           4.04
 7/20/1964                                           4.05
 7/21/1964                                           4.05
 7/22/1964                                           4.04
 7/23/1964                                           4.03
 7/24/1964                                           4.03
 7/27/1964                                           4.03
 7/28/1964                                           4.04
 7/29/1964                                           4.05
 7/30/1964                                           4.05
 7/31/1964                                           4.04
  8/3/1964                                           4.04
  8/4/1964                                           4.04
  8/5/1964                                           4.04
  8/6/1964                                           4.04
  8/7/1964                                           4.05
 8/10/1964                                           4.06
 8/11/1964                                           4.07
 8/12/1964                                           4.06
 8/13/1964                                           4.06
 8/14/1964                                           4.05
 8/17/1964                                           4.05
 8/18/1964                                           4.05
 8/19/1964                                           4.05
 8/20/1964                                           4.05
 8/21/1964                                           4.05
 8/24/1964                                           4.06
 8/25/1964                                           4.06
 8/26/1964                                           4.06
 8/27/1964                                           4.06
 8/28/1964                                           4.07
 8/31/1964                                           4.07
  9/1/1964                                           4.08
  9/2/1964                                           4.09
  9/3/1964                                           4.09
  9/4/1964                                           4.09
  9/7/1964                                             ND
  9/8/1964                                           4.10
  9/9/1964                                           4.10
 9/10/1964                                           4.09
 9/11/1964                                           4.09
 9/14/1964                                           4.09
 9/15/1964                                           4.10
 9/16/1964                                           4.09
 9/17/1964                                           4.08
 9/18/1964                                           4.07
 9/21/1964                                           4.06
 9/22/1964                                           4.06
 9/23/1964                                           4.06
 9/24/1964                                           4.06
 9/25/1964                                           4.06
 9/28/1964                                           4.04
 9/29/1964                                           4.05
 9/30/1964                                           4.05
 10/1/1964                                           4.05
 10/2/1964                                           4.07
 10/5/1964                                           4.07
 10/6/1964                                           4.07
 10/7/1964                                           4.07
 10/8/1964                                           4.07
 10/9/1964                                           4.08
10/12/1964                                             ND
10/13/1964                                           4.08
10/14/1964                                           4.08
10/15/1964                                           4.08
10/16/1964                                           4.09
10/19/1964                                           4.09
10/20/1964                                           4.08
10/21/1964                                           4.07
10/22/1964                                           4.07
10/23/1964                                           4.07
10/26/1964                                           4.07
10/27/1964                                           4.06
10/28/1964                                           4.05
10/29/1964                                           4.04
10/30/1964                                           4.05
 11/2/1964                                           4.04
 11/3/1964                                             ND
 11/4/1964                                           4.04
 11/5/1964                                           4.04
 11/6/1964                                           4.04
 11/9/1964                                           4.03
11/10/1964                                           4.01
11/11/1964                                             ND
11/12/1964                                           3.99
11/13/1964                                           4.00
11/16/1964                                           4.01
11/17/1964                                           4.01
11/18/1964                                           4.01
11/19/1964                                           4.01
11/20/1964                                           4.01
11/23/1964                                           4.08
11/24/1964                                           4.09
11/25/1964                                           4.10
11/26/1964                                             ND
11/27/1964                                           4.11
11/30/1964                                           4.13
 12/1/1964                                           4.13
 12/2/1964                                           4.12
 12/3/1964                                           4.09
 12/4/1964                                           4.08
 12/7/1964                                           4.07
 12/8/1964                                           4.06
 12/9/1964                                           4.06
12/10/1964                                           4.06
12/11/1964                                           4.07
12/14/1964                                           4.08
12/15/1964                                           4.08
12/16/1964                                           4.08
12/17/1964                                           4.08
12/18/1964                                           4.09
12/21/1964                                           4.09
12/22/1964                                           4.09
12/23/1964                                           4.09
12/24/1964                                           4.09
12/25/1964                                             ND
12/28/1964                                           4.09
12/29/1964                                           4.09
12/30/1964                                           4.09
12/31/1964                                           4.12
  1/1/1965                                             ND
  1/4/1965                                           4.12
  1/5/1965                                           4.11
  1/6/1965                                           4.11
  1/7/1965                                           4.12
  1/8/1965                                           4.12
 1/11/1965                                           4.12
 1/12/1965                                           4.11
 1/13/1965                                           4.10
 1/14/1965                                           4.10
 1/15/1965                                           4.11
 1/18/1965                                           4.11
 1/19/1965                                           4.10
 1/20/1965                                           4.09
 1/21/1965                                           4.08
 1/22/1965                                           4.08
 1/25/1965                                           4.08
 1/26/1965                                           4.09
 1/27/1965                                           4.09
 1/28/1965                                           4.10
 1/29/1965                                           4.11
  2/1/1965                                           4.12
  2/2/1965                                           4.12
  2/3/1965                                           4.13
  2/4/1965                                           4.15
  2/5/1965                                           4.16
  2/8/1965                                           4.15
  2/9/1965                                           4.15
 2/10/1965                                           4.15
 2/11/1965                                           4.15
 2/12/1965                                             ND
 2/15/1965                                           4.15
 2/16/1965                                           4.15
 2/17/1965                                           4.14
 2/18/1965                                           4.15
 2/19/1965                                           4.16
 2/22/1965                                             ND
 2/23/1965                                           4.15
 2/24/1965                                           4.15
 2/25/1965                                           4.15
 2/26/1965                                           4.16
  3/1/1965                                           4.16
  3/2/1965                                           4.18
  3/3/1965                                           4.17
  3/4/1965                                           4.17
  3/5/1965                                           4.17
  3/8/1965                                           4.17
  3/9/1965                                           4.18
 3/10/1965                                           4.17
 3/11/1965                                           4.16
 3/12/1965                                           4.16
 3/15/1965                                           4.15
 3/16/1965                                           4.14
 3/17/1965                                           4.12
 3/18/1965                                           4.13
 3/19/1965                                           4.13
 3/22/1965                                           4.13
 3/23/1965                                           4.13
 3/24/1965                                           4.12
 3/25/1965                                           4.13
 3/26/1965                                           4.14
 3/29/1965                                           4.15
 3/30/1965                                           4.14
 3/31/1965                                           4.14
  4/1/1965                                           4.14
  4/2/1965                                           4.15
  4/5/1965                                           4.15
  4/6/1965                                           4.14
  4/7/1965                                           4.14
  4/8/1965                                           4.13
  4/9/1965                                           4.15
 4/12/1965                                           4.15
 4/13/1965                                           4.14
 4/14/1965                                           4.14
 4/15/1965                                           4.15
 4/16/1965                                             ND
 4/19/1965                                           4.16
 4/20/1965                                           4.16
 4/21/1965                                           4.16
 4/22/1965                                           4.16
 4/23/1965                                           4.16
 4/26/1965                                           4.16
 4/27/1965                                           4.16
 4/28/1965                                           4.16
 4/29/1965                                           4.16
 4/30/1965                                           4.16
  5/3/1965                                           4.16
  5/4/1965                                           4.14
  5/5/1965                                           4.14
  5/6/1965                                           4.14
  5/7/1965                                           4.14
 5/10/1965                                           4.15
 5/11/1965                                           4.15
 5/12/1965                                           4.16
 5/13/1965                                           4.16
 5/14/1965                                           4.15
 5/17/1965                                           4.15
 5/18/1965                                           4.15
 5/19/1965                                           4.15
 5/20/1965                                           4.15
 5/21/1965                                           4.15
 5/24/1965                                           4.15
 5/25/1965                                           4.15
 5/26/1965                                           4.14
 5/27/1965                                           4.14
 5/28/1965                                           4.15
 5/31/1965                                             ND
  6/1/1965                                           4.15
  6/2/1965                                           4.16
  6/3/1965                                           4.15
  6/4/1965                                           4.15
  6/7/1965                                           4.15
  6/8/1965                                           4.16
  6/9/1965                                           4.16
 6/10/1965                                           4.16
 6/11/1965                                           4.16
 6/14/1965                                           4.15
 6/15/1965                                           4.15
 6/16/1965                                           4.15
 6/17/1965                                           4.15
 6/18/1965                                           4.15
 6/21/1965                                           4.15
 6/22/1965                                           4.15
 6/23/1965                                           4.13
 6/24/1965                                           4.13
 6/25/1965                                           4.13
 6/28/1965                                           4.14
 6/29/1965                                           4.14
 6/30/1965                                           4.14
  7/1/1965                                           4.15
  7/2/1965                                           4.16
  7/5/1965                                             ND
  7/6/1965                                           4.16
  7/7/1965                                           4.14
  7/8/1965                                           4.14
  7/9/1965                                           4.15
 7/12/1965                                           4.15
 7/13/1965                                           4.15
 7/14/1965                                           4.15
 7/15/1965                                           4.15
 7/16/1965                                           4.15
 7/19/1965                                           4.14
 7/20/1965                                           4.14
 7/21/1965                                           4.14
 7/22/1965                                           4.15
 7/23/1965                                           4.15
 7/26/1965                                           4.15
 7/27/1965                                           4.15
 7/28/1965                                           4.15
 7/29/1965                                           4.17
 7/30/1965                                           4.18
  8/2/1965                                           4.18
  8/3/1965                                           4.18
  8/4/1965                                           4.18
  8/5/1965                                           4.19
  8/6/1965                                           4.19
  8/9/1965                                           4.19
 8/10/1965                                           4.19
 8/11/1965                                           4.20
 8/12/1965                                           4.20
 8/13/1965                                           4.20
 8/16/1965                                           4.20
 8/17/1965                                           4.22
 8/18/1965                                           4.22
 8/19/1965                                           4.21
 8/20/1965                                           4.20
 8/23/1965                                           4.21
 8/24/1965                                           4.22
 8/25/1965                                           4.21
 8/26/1965                                           4.22
 8/27/1965                                           4.22
 8/30/1965                                           4.22
 8/31/1965                                           4.22
  9/1/1965                                           4.23
  9/2/1965                                           4.23
  9/3/1965                                           4.22
  9/6/1965                                             ND
  9/7/1965                                           4.23
  9/8/1965                                           4.23
  9/9/1965                                           4.24
 9/10/1965                                           4.24
 9/13/1965                                           4.23
 9/14/1965                                           4.23
 9/15/1965                                           4.24
 9/16/1965                                           4.23
 9/17/1965                                           4.23
 9/20/1965                                           4.23
 9/21/1965                                           4.24
 9/22/1965                                           4.25
 9/23/1965                                           4.26
 9/24/1965                                           4.27
 9/27/1965                                           4.27
 9/28/1965                                           4.30
 9/29/1965                                           4.34
 9/30/1965                                           4.33
 10/1/1965                                           4.34
 10/4/1965                                           4.33
 10/5/1965                                           4.32
 10/6/1965                                           4.31
 10/7/1965                                           4.31
 10/8/1965                                           4.31
10/11/1965                                           4.31
10/12/1965                                             ND
10/13/1965                                           4.30
10/14/1965                                           4.31
10/15/1965                                           4.33
10/18/1965                                           4.34
10/19/1965                                           4.34
10/20/1965                                           4.35
10/21/1965                                           4.35
10/22/1965                                           4.34
10/25/1965                                           4.37
10/26/1965                                           4.37
10/27/1965                                           4.37
10/28/1965                                           4.39
10/29/1965                                           4.40
 11/1/1965                                           4.43
 11/2/1965                                             ND
 11/3/1965                                           4.44
 11/4/1965                                           4.45
 11/5/1965                                           4.48
 11/8/1965                                           4.50
 11/9/1965                                           4.50
11/10/1965                                           4.49
11/11/1965                                             ND
11/12/1965                                           4.47
11/15/1965                                           4.47
11/16/1965                                           4.46
11/17/1965                                           4.46
11/18/1965                                           4.45
11/19/1965                                           4.46
11/22/1965                                           4.45
11/23/1965                                           4.45
11/24/1965                                           4.44
11/25/1965                                             ND
11/26/1965                                           4.44
11/29/1965                                           4.45
11/30/1965                                           4.47
 12/1/1965                                           4.52
 12/2/1965                                           4.51
 12/3/1965                                           4.52
 12/6/1965                                           4.69
 12/7/1965                                           4.67
 12/8/1965                                           4.69
 12/9/1965                                           4.69
12/10/1965                                           4.69
12/13/1965                                           4.74
12/14/1965                                           4.77
12/15/1965                                           4.77
12/16/1965                                           4.76
12/17/1965                                           4.75
12/20/1965                                           4.71
12/21/1965                                           4.74
12/22/1965                                           4.76
12/23/1965                                           4.78
12/24/1965                                             ND
12/27/1965                                           4.77
12/28/1965                                           4.79
12/29/1965                                           4.81
12/30/1965                                           4.84
12/31/1965                                           4.88
  1/3/1966                                           4.88
  1/4/1966                                           4.89
  1/5/1966                                           4.87
  1/6/1966                                           4.84
  1/7/1966                                           4.83
 1/10/1966                                           4.84
 1/11/1966                                           4.83
 1/12/1966                                           4.77
 1/13/1966                                           4.79
 1/14/1966                                           4.82
 1/17/1966                                           4.84
 1/18/1966                                           4.83
 1/19/1966                                           4.83
 1/20/1966                                           4.84
 1/21/1966                                           4.85
 1/24/1966                                           4.88
 1/25/1966                                           4.90
 1/26/1966                                           4.91
 1/27/1966                                           4.92
 1/28/1966                                           4.95
 1/31/1966                                           4.98
  2/1/1966                                           4.94
  2/2/1966                                           4.95
  2/3/1966                                           4.95
  2/4/1966                                           4.95
  2/7/1966                                           4.99
  2/8/1966                                           4.97
  2/9/1966                                           4.97
 2/10/1966                                           4.98
 2/11/1966                                           5.01
 2/14/1966                                           5.00
 2/15/1966                                           5.00
 2/16/1966                                           5.00
 2/17/1966                                           4.97
 2/18/1966                                           4.98
 2/21/1966                                           5.00
 2/22/1966                                             ND
 2/23/1966                                           5.00
 2/24/1966                                           4.99
 2/25/1966                                           5.02
 2/28/1966                                           5.03
  3/1/1966                                           5.02
  3/2/1966                                           5.00
  3/3/1966                                           4.99
  3/4/1966                                           4.97
  3/7/1966                                           4.97
  3/8/1966                                           4.95
  3/9/1966                                           4.96
 3/10/1966                                           4.98
 3/11/1966                                           4.99
 3/14/1966                                           4.95
 3/15/1966                                           4.91
 3/16/1966                                           4.91
 3/17/1966                                           4.88
 3/18/1966                                           4.88
 3/21/1966                                           4.84
 3/22/1966                                           4.84
 3/23/1966                                           4.81
 3/24/1966                                           4.88
 3/25/1966                                           4.95
 3/28/1966                                           4.93
 3/29/1966                                           4.91
 3/30/1966                                           4.81
 3/31/1966                                           4.84
  4/1/1966                                           4.81
  4/4/1966                                           4.81
  4/5/1966                                           4.76
  4/6/1966                                           4.79
  4/7/1966                                           4.83
  4/8/1966                                             ND
 4/11/1966                                           4.83
 4/12/1966                                           4.83
 4/13/1966                                           4.84
 4/14/1966                                           4.84
 4/15/1966                                           4.86
 4/18/1966                                           4.84
 4/19/1966                                           4.83
 4/20/1966                                           4.85
 4/21/1966                                           4.83
 4/22/1966                                           4.83
 4/25/1966                                           4.84
 4/26/1966                                           4.86
 4/27/1966                                           4.85
 4/28/1966                                           4.84
 4/29/1966                                           4.85
  5/2/1966                                           4.86
  5/3/1966                                           4.86
  5/4/1966                                           4.86
  5/5/1966                                           4.87
  5/6/1966                                           4.86
  5/9/1966                                           4.82
 5/10/1966                                           4.82
 5/11/1966                                           4.85
 5/12/1966                                           4.84
 5/13/1966                                           4.85
 5/16/1966                                           4.85
 5/17/1966                                           4.84
 5/18/1966                                           4.84
 5/19/1966                                           4.86
 5/20/1966                                           4.88
 5/23/1966                                           4.92
 5/24/1966                                           4.96
 5/25/1966                                           4.97
 5/26/1966                                           4.99
 5/27/1966                                           5.00
 5/30/1966                                             ND
 5/31/1966                                           5.00
  6/1/1966                                           5.02
  6/2/1966                                           4.99
  6/3/1966                                           5.01
  6/6/1966                                           5.01
  6/7/1966                                           5.01
  6/8/1966                                           5.02
  6/9/1966                                           5.02
 6/10/1966                                           5.01
 6/13/1966                                           5.00
 6/14/1966                                           5.00
 6/15/1966                                           4.93
 6/16/1966                                           4.90
 6/17/1966                                           4.90
 6/20/1966                                           4.88
 6/21/1966                                           4.88
 6/22/1966                                           4.89
 6/23/1966                                           4.88
 6/24/1966                                           4.94
 6/27/1966                                           4.98
 6/28/1966                                           5.02
 6/29/1966                                           5.01
 6/30/1966                                           5.09
  7/1/1966                                           5.11
  7/4/1966                                             ND
  7/5/1966                                           5.09
  7/6/1966                                           5.08
  7/7/1966                                           5.10
  7/8/1966                                           5.13
 7/11/1966                                           5.19
 7/12/1966                                           5.19
 7/13/1966                                           5.20
 7/14/1966                                           5.22
 7/15/1966                                           5.21
 7/18/1966                                           5.16
 7/19/1966                                           5.15
 7/20/1966                                           5.16
 7/21/1966                                           5.18
 7/22/1966                                           5.18
 7/25/1966                                           5.17
 7/26/1966                                           5.18
 7/27/1966                                           5.19
 7/28/1966                                           5.24
 7/29/1966                                           5.26
  8/1/1966                                           5.26
  8/2/1966                                           5.25
  8/3/1966                                           5.28
  8/4/1966                                           5.28
  8/5/1966                                           5.30
  8/8/1966                                           5.30
  8/9/1966                                           5.32
 8/10/1966                                           5.33
 8/11/1966                                           5.35
 8/12/1966                                           5.37
 8/15/1966                                           5.42
 8/16/1966                                           5.49
 8/17/1966                                           5.54
 8/18/1966                                           5.60
 8/19/1966                                           5.62
 8/22/1966                                           5.58
 8/23/1966                                           5.63
 8/24/1966                                           5.68
 8/25/1966                                           5.73
 8/26/1966                                           5.83
 8/29/1966                                           5.89
 8/30/1966                                           5.85
 8/31/1966                                           5.68
  9/1/1966                                           5.63
  9/2/1966                                           5.55
  9/5/1966                                             ND
  9/6/1966                                           5.53
  9/7/1966                                           5.54
  9/8/1966                                           5.53
  9/9/1966                                           5.51
 9/12/1966                                           5.51
 9/13/1966                                           5.48
 9/14/1966                                           5.54
 9/15/1966                                           5.56
 9/16/1966                                           5.55
 9/19/1966                                           5.64
 9/20/1966                                           5.60
 9/21/1966                                           5.53
 9/22/1966                                           5.47
 9/23/1966                                           5.47
 9/26/1966                                           5.44
 9/27/1966                                           5.39
 9/28/1966                                           5.35
 9/29/1966                                           5.25
 9/30/1966                                           5.34
 10/3/1966                                           5.37
 10/4/1966                                           5.32
 10/5/1966                                           5.27
 10/6/1966                                           5.24
 10/7/1966                                           5.26
10/10/1966                                           5.30
10/11/1966                                           5.29
10/12/1966                                             ND
10/13/1966                                           5.29
10/14/1966                                           5.29
10/17/1966                                           5.26
10/18/1966                                           5.24
10/19/1966                                           5.25
10/20/1966                                           5.28
10/21/1966                                           5.23
10/24/1966                                           5.23
10/25/1966                                           5.24
10/26/1966                                           5.27
10/27/1966                                           5.28
10/28/1966                                           5.22
10/31/1966                                           5.22
 11/1/1966                                           5.26
 11/2/1966                                           5.32
 11/3/1966                                           5.33
 11/4/1966                                           5.37
 11/7/1966                                           5.36
 11/8/1966                                             ND
 11/9/1966                                           5.35
11/10/1966                                           5.39
11/11/1966                                             ND
11/14/1966                                           5.41
11/15/1966                                           5.41
11/16/1966                                           5.42
11/17/1966                                           5.42
11/18/1966                                           5.41
11/21/1966                                           5.36
11/22/1966                                           5.38
11/23/1966                                           5.39
11/24/1966                                             ND
11/25/1966                                           5.39
11/28/1966                                           5.35
11/29/1966                                           5.31
11/30/1966                                           5.28
 12/1/1966                                           5.25
 12/2/1966                                           5.22
 12/5/1966                                           5.24
 12/6/1966                                           5.25
 12/7/1966                                           5.22
 12/8/1966                                           5.24
 12/9/1966                                           5.18
12/12/1966                                           5.10
12/13/1966                                           5.05
12/14/1966                                           5.03
12/15/1966                                           4.91
12/16/1966                                           4.92
12/19/1966                                           4.86
12/20/1966                                           4.85
12/21/1966                                           4.84
12/22/1966                                           4.85
12/23/1966                                           4.84
12/26/1966                                             ND
12/27/1966                                           4.87
12/28/1966                                           4.76
12/29/1966                                           4.80
12/30/1966                                           4.80
  1/2/1967                                             ND
  1/3/1967                                           4.84
  1/4/1967                                           4.80
  1/5/1967                                           4.75
  1/6/1967                                           4.76
  1/9/1967                                           4.82
 1/10/1967                                           4.81
 1/11/1967                                           4.69
 1/12/1967                                           4.70
 1/13/1967                                           4.66
 1/16/1967                                           4.60
 1/17/1967                                           4.61
 1/18/1967                                           4.64
 1/19/1967                                           4.69
 1/20/1967                                           4.70
 1/23/1967                                           4.70
 1/24/1967                                           4.75
 1/25/1967                                           4.74
 1/26/1967                                           4.63
 1/27/1967                                           4.61
 1/30/1967                                           4.61
 1/31/1967                                           4.67
  2/1/1967                                           4.68
  2/2/1967                                           4.65
  2/3/1967                                           4.66
  2/6/1967                                           4.66
  2/7/1967                                           4.68
  2/8/1967                                           4.67
  2/9/1967                                           4.66
 2/10/1967                                           4.72
 2/13/1967                                             ND
 2/14/1967                                           4.74
 2/15/1967                                           4.78
 2/16/1967                                           4.78
 2/17/1967                                           4.79
 2/20/1967                                           4.80
 2/21/1967                                           4.81
 2/22/1967                                             ND
 2/23/1967                                           4.83
 2/24/1967                                           4.79
 2/27/1967                                           4.78
 2/28/1967                                           4.78
  3/1/1967                                           4.70
  3/2/1967                                           4.64
  3/3/1967                                           4.62
  3/6/1967                                           4.62
  3/7/1967                                           4.62
  3/8/1967                                           4.63
  3/9/1967                                           4.60
 3/10/1967                                           4.60
 3/13/1967                                           4.59
 3/14/1967                                           4.57
 3/15/1967                                           4.51
 3/16/1967                                           4.44
 3/17/1967                                           4.47
 3/20/1967                                           4.44
 3/21/1967                                           4.49
 3/22/1967                                           4.50
 3/23/1967                                           4.47
 3/24/1967                                             ND
 3/27/1967                                           4.50
 3/28/1967                                           4.48
 3/29/1967                                           4.48
 3/30/1967                                           4.44
 3/31/1967                                           4.42
  4/3/1967                                           4.42
  4/4/1967                                           4.42
  4/5/1967                                           4.43
  4/6/1967                                           4.40
  4/7/1967                                           4.38
 4/10/1967                                           4.38
 4/11/1967                                           4.41
 4/12/1967                                           4.43
 4/13/1967                                           4.48
 4/14/1967                                           4.49
 4/17/1967                                           4.54
 4/18/1967                                           4.55
 4/19/1967                                           4.52
 4/20/1967                                           4.52
 4/21/1967                                           4.54
 4/24/1967                                           4.58
 4/25/1967                                           4.61
 4/26/1967                                           4.63
 4/27/1967                                           4.67
 4/28/1967                                           4.72
  5/1/1967                                           4.70
  5/2/1967                                           4.68
  5/3/1967                                           4.68
  5/4/1967                                           4.69
  5/5/1967                                           4.72
  5/8/1967                                           4.76
  5/9/1967                                           4.77
 5/10/1967                                           4.75
 5/11/1967                                           4.71
 5/12/1967                                           4.68
 5/15/1967                                           4.72
 5/16/1967                                           4.76
 5/17/1967                                           4.76
 5/18/1967                                           4.75
 5/19/1967                                           4.78
 5/22/1967                                           4.82
 5/23/1967                                           4.85
 5/24/1967                                           4.83
 5/25/1967                                           4.81
 5/26/1967                                           4.78
 5/29/1967                                           4.74
 5/30/1967                                             ND
 5/31/1967                                           4.72
  6/1/1967                                           4.72
  6/2/1967                                           4.73
  6/5/1967                                           4.76
  6/6/1967                                           4.77
  6/7/1967                                           4.77
  6/8/1967                                           4.80
  6/9/1967                                           4.84
 6/12/1967                                           4.89
 6/13/1967                                           4.92
 6/14/1967                                           5.02
 6/15/1967                                           5.02
 6/16/1967                                           5.10
 6/19/1967                                           5.10
 6/20/1967                                           5.17
 6/21/1967                                           5.14
 6/22/1967                                           5.12
 6/23/1967                                           5.15
 6/26/1967                                           5.18
 6/27/1967                                           5.24
 6/28/1967                                           5.23
 6/29/1967                                           5.27
 6/30/1967                                           5.35
  7/3/1967                                           5.36
  7/4/1967                                             ND
  7/5/1967                                           5.29
  7/6/1967                                           5.25
  7/7/1967                                           5.30
 7/10/1967                                           5.29
 7/11/1967                                           5.22
 7/12/1967                                           5.16
 7/13/1967                                           5.16
 7/14/1967                                           5.16
 7/17/1967                                           5.16
 7/18/1967                                           5.20
 7/19/1967                                           5.22
 7/20/1967                                           5.25
 7/21/1967                                           5.25
 7/24/1967                                           5.31
 7/25/1967                                           5.28
 7/26/1967                                           5.22
 7/27/1967                                           5.17
 7/28/1967                                           5.13
 7/31/1967                                           5.12
  8/1/1967                                           5.18
  8/2/1967                                           5.22
  8/3/1967                                           5.19
  8/4/1967                                           5.25
  8/7/1967                                           5.31
  8/8/1967                                           5.29
  8/9/1967                                           5.28
 8/10/1967                                           5.30
 8/11/1967                                           5.32
 8/14/1967                                           5.32
 8/15/1967                                           5.31
 8/16/1967                                           5.31
 8/17/1967                                           5.32
 8/18/1967                                           5.34
 8/21/1967                                           5.37
 8/22/1967                                           5.38
 8/23/1967                                           5.40
 8/24/1967                                           5.37
 8/25/1967                                           5.38
 8/28/1967                                           5.34
 8/29/1967                                           5.32
 8/30/1967                                           5.34
 8/31/1967                                           5.34
  9/1/1967                                           5.32
  9/4/1967                                             ND
  9/5/1967                                           5.29
  9/6/1967                                           5.28
  9/7/1967                                           5.30
  9/8/1967                                           5.37
 9/11/1967                                           5.38
 9/12/1967                                           5.40
 9/13/1967                                           5.37
 9/14/1967                                           5.39
 9/15/1967                                           5.40
 9/18/1967                                           5.42
 9/19/1967                                           5.47
 9/20/1967                                           5.43
 9/21/1967                                           5.45
 9/22/1967                                           5.46
 9/25/1967                                           5.48
 9/26/1967                                           5.47
 9/27/1967                                           5.47
 9/28/1967                                           5.44
 9/29/1967                                           5.38
 10/2/1967                                           5.43
 10/3/1967                                           5.44
 10/4/1967                                           5.47
 10/5/1967                                           5.47
 10/6/1967                                           5.48
 10/9/1967                                           5.49
10/10/1967                                           5.52
10/11/1967                                           5.53
10/12/1967                                             ND
10/13/1967                                           5.56
10/16/1967                                           5.60
10/17/1967                                           5.61
10/18/1967                                           5.60
10/19/1967                                           5.59
10/20/1967                                           5.57
10/23/1967                                           5.61
10/24/1967                                           5.63
10/25/1967                                           5.63
10/26/1967                                           5.65
10/27/1967                                           5.64
10/30/1967                                           5.67
10/31/1967                                           5.72
 11/1/1967                                           5.76
 11/2/1967                                           5.76
 11/3/1967                                           5.80
 11/6/1967                                           5.83
 11/7/1967                                             ND
 11/8/1967                                           5.81
 11/9/1967                                           5.83
11/10/1967                                           5.87
11/13/1967                                           5.91
11/14/1967                                           5.81
11/15/1967                                           5.78
11/16/1967                                           5.68
11/17/1967                                           5.72
11/20/1967                                           5.87
11/21/1967                                           5.72
11/22/1967                                           5.68
11/23/1967                                             ND
11/24/1967                                           5.78
11/27/1967                                           5.78
11/28/1967                                           5.65
11/29/1967                                           5.69
11/30/1967                                           5.77
 12/1/1967                                           5.82
 12/4/1967                                           5.80
 12/5/1967                                           5.77
 12/6/1967                                           5.72
 12/7/1967                                           5.76
 12/8/1967                                           5.78
12/11/1967                                           5.81
12/12/1967                                           5.81
12/13/1967                                           5.74
12/14/1967                                           5.77
12/15/1967                                           5.79
12/18/1967                                           5.75
12/19/1967                                           5.70
12/20/1967                                           5.66
12/21/1967                                           5.70
12/22/1967                                           5.74
12/25/1967                                             ND
12/26/1967                                           5.70
12/27/1967                                           5.70
12/28/1967                                           5.79
12/29/1967                                           5.78
  1/1/1968                                             ND
  1/2/1968                                           5.68
  1/3/1968                                           5.67
  1/4/1968                                           5.54
  1/5/1968                                           5.50
  1/8/1968                                           5.53
  1/9/1968                                           5.54
 1/10/1968                                           5.45
 1/11/1968                                           5.43
 1/12/1968                                           5.42
 1/15/1968                                           5.47
 1/16/1968                                           5.51
 1/17/1968                                           5.46
 1/18/1968                                           5.55
 1/19/1968                                           5.59
 1/22/1968                                           5.61
 1/23/1968                                           5.56
 1/24/1968                                           5.58
 1/25/1968                                           5.52
 1/26/1968                                           5.55
 1/29/1968                                           5.54
 1/30/1968                                           5.55
 1/31/1968                                           5.55
  2/1/1968                                           5.60
  2/2/1968                                           5.60
  2/5/1968                                           5.64
  2/6/1968                                           5.65
  2/7/1968                                           5.63
  2/8/1968                                           5.65
  2/9/1968                                           5.63
 2/12/1968                                             ND
 2/13/1968                                           5.58
 2/14/1968                                           5.56
 2/15/1968                                           5.53
 2/16/1968                                           5.49
 2/19/1968                                           5.54
 2/20/1968                                           5.55
 2/21/1968                                           5.55
 2/22/1968                                             ND
 2/23/1968                                           5.58
 2/26/1968                                           5.61
 2/27/1968                                           5.60
 2/28/1968                                           5.58
 2/29/1968                                           5.57
  3/1/1968                                           5.57
  3/4/1968                                           5.59
  3/5/1968                                           5.61
  3/6/1968                                           5.63
  3/7/1968                                           5.71
  3/8/1968                                           5.78
 3/11/1968                                           5.78
 3/12/1968                                           5.82
 3/13/1968                                           5.90
 3/14/1968                                           6.00
 3/15/1968                                           5.88
 3/18/1968                                           5.78
 3/19/1968                                           5.78
 3/20/1968                                           5.71
 3/21/1968                                           5.78
 3/22/1968                                           5.74
 3/25/1968                                           5.74
 3/26/1968                                           5.78
 3/27/1968                                           5.77
 3/28/1968                                           5.79
 3/29/1968                                           5.76
  4/1/1968                                           5.64
  4/2/1968                                           5.58
  4/3/1968                                           5.43
  4/4/1968                                           5.47
  4/5/1968                                           5.48
  4/8/1968                                           5.49
  4/9/1968                                             ND
 4/10/1968                                           5.48
 4/11/1968                                           5.53
 4/12/1968                                             ND
 4/15/1968                                           5.62
 4/16/1968                                           5.66
 4/17/1968                                           5.67
 4/18/1968                                           5.72
 4/19/1968                                           5.90
 4/22/1968                                           5.93
 4/23/1968                                           5.84
 4/24/1968                                           5.84
 4/25/1968                                           5.85
 4/26/1968                                           5.84
 4/29/1968                                           5.96
 4/30/1968                                           5.96
  5/1/1968                                           5.92
  5/2/1968                                           5.95
  5/3/1968                                           6.01
  5/6/1968                                           5.98
  5/7/1968                                           5.97
  5/8/1968                                           5.99
  5/9/1968                                           5.97
 5/10/1968                                           5.97
 5/13/1968                                           5.97
 5/14/1968                                           6.00
 5/15/1968                                           6.02
 5/16/1968                                           6.07
 5/17/1968                                           6.11
 5/20/1968                                           6.15
 5/21/1968                                           6.21
 5/22/1968                                           6.20
 5/23/1968                                           6.13
 5/24/1968                                           6.08
 5/27/1968                                           6.02
 5/28/1968                                           6.06
 5/29/1968                                           6.08
 5/30/1968                                             ND
 5/31/1968                                           5.97
  6/3/1968                                           5.91
  6/4/1968                                           5.90
  6/5/1968                                           5.94
  6/6/1968                                           5.95
  6/7/1968                                           5.93
 6/10/1968                                           5.92
 6/11/1968                                           5.91
 6/12/1968                                           5.90
 6/13/1968                                           5.88
 6/14/1968                                           5.82
 6/17/1968                                           5.81
 6/18/1968                                           5.82
 6/19/1968                                           5.78
 6/20/1968                                           5.73
 6/21/1968                                           5.74
 6/24/1968                                           5.77
 6/25/1968                                           5.81
 6/26/1968                                           5.81
 6/27/1968                                           5.81
 6/28/1968                                           5.79
  7/1/1968                                           5.77
  7/2/1968                                           5.73
  7/3/1968                                           5.71
  7/4/1968                                             ND
  7/5/1968                                           5.70
  7/8/1968                                           5.65
  7/9/1968                                           5.61
 7/10/1968                                           5.64
 7/11/1968                                           5.65
 7/12/1968                                           5.65
 7/15/1968                                           5.68
 7/16/1968                                           5.68
 7/17/1968                                           5.64
 7/18/1968                                           5.62
 7/19/1968                                           5.56
 7/22/1968                                           5.47
 7/23/1968                                           5.43
 7/24/1968                                           5.46
 7/25/1968                                           5.46
 7/26/1968                                           5.50
 7/29/1968                                           5.53
 7/30/1968                                           5.53
 7/31/1968                                           5.50
  8/1/1968                                           5.47
  8/2/1968                                           5.43
  8/5/1968                                           5.48
  8/6/1968                                           5.50
  8/7/1968                                           5.45
  8/8/1968                                           5.46
  8/9/1968                                           5.47
 8/12/1968                                           5.52
 8/13/1968                                           5.52
 8/14/1968                                           5.51
 8/15/1968                                           5.52
 8/16/1968                                           5.49
 8/19/1968                                           5.49
 8/20/1968                                           5.50
 8/21/1968                                           5.52
 8/22/1968                                           5.55
 8/23/1968                                           5.52
 8/26/1968                                           5.51
 8/27/1968                                           5.51
 8/28/1968                                           5.50
 8/29/1968                                           5.49
 8/30/1968                                           5.48
  9/2/1968                                             ND
  9/3/1968                                           5.46
  9/4/1968                                           5.46
  9/5/1968                                           5.49
  9/6/1968                                           5.51
  9/9/1968                                           5.52
 9/10/1968                                           5.54
 9/11/1968                                           5.52
 9/12/1968                                           5.52
 9/13/1968                                           5.49
 9/16/1968                                           5.48
 9/17/1968                                           5.47
 9/18/1968                                           5.44
 9/19/1968                                           5.43
 9/20/1968                                           5.46
 9/23/1968                                           5.46
 9/24/1968                                           5.44
 9/25/1968                                           5.44
 9/26/1968                                           5.45
 9/27/1968                                           5.46
 9/30/1968                                           5.48
 10/1/1968                                           5.48
 10/2/1968                                           5.48
 10/3/1968                                           5.49
 10/4/1968                                           5.50
 10/7/1968                                           5.54
 10/8/1968                                           5.56
 10/9/1968                                           5.57
10/10/1968                                           5.57
10/11/1968                                           5.55
10/14/1968                                           5.57
10/15/1968                                           5.60
10/16/1968                                           5.57
10/17/1968                                           5.53
10/18/1968                                           5.53
10/21/1968                                           5.56
10/22/1968                                           5.56
10/23/1968                                           5.55
10/24/1968                                           5.60
10/25/1968                                           5.58
10/28/1968                                           5.58
10/29/1968                                           5.60
10/30/1968                                           5.59
10/31/1968                                           5.57
 11/1/1968                                           5.56
 11/4/1968                                           5.60
 11/5/1968                                             ND
 11/6/1968                                           5.59
 11/7/1968                                           5.61
 11/8/1968                                           5.64
11/11/1968                                             ND
11/12/1968                                           5.66
11/13/1968                                           5.63
11/14/1968                                           5.63
11/15/1968                                           5.66
11/18/1968                                           5.68
11/19/1968                                           5.70
11/20/1968                                           5.69
11/21/1968                                           5.68
11/22/1968                                           5.69
11/25/1968                                           5.70
11/26/1968                                           5.71
11/27/1968                                           5.71
11/28/1968                                             ND
11/29/1968                                           5.72
 12/2/1968                                           5.85
 12/3/1968                                           5.96
 12/4/1968                                           5.99
 12/5/1968                                           5.98
 12/6/1968                                           5.97
 12/9/1968                                           6.01
12/10/1968                                           6.04
12/11/1968                                           6.01
12/12/1968                                           6.05
12/13/1968                                           6.02
12/16/1968                                           6.05
12/17/1968                                           6.06
12/18/1968                                           6.11
12/19/1968                                           6.17
12/20/1968                                           6.24
12/23/1968                                           6.32
12/24/1968                                           6.34
12/25/1968                                             ND
12/26/1968                                           6.28
12/27/1968                                           6.32
12/30/1968                                           6.36
12/31/1968                                           6.33
  1/1/1969                                             ND
  1/2/1969                                           6.29
  1/3/1969                                           6.28
  1/6/1969                                           6.34
  1/7/1969                                           6.43
  1/8/1969                                           6.38
  1/9/1969                                           6.34
 1/10/1969                                           6.32
 1/13/1969                                           6.30
 1/14/1969                                           6.27
 1/15/1969                                           6.19
 1/16/1969                                           6.11
 1/17/1969                                           6.14
 1/20/1969                                           6.11
 1/21/1969                                           6.15
 1/22/1969                                           6.21
 1/23/1969                                           6.21
 1/24/1969                                           6.19
 1/27/1969                                           6.20
 1/28/1969                                           6.22
 1/29/1969                                           6.24
 1/30/1969                                           6.28
 1/31/1969                                           6.30
  2/3/1969                                           6.32
  2/4/1969                                           6.30
  2/5/1969                                           6.32
  2/6/1969                                           6.34
  2/7/1969                                           6.30
 2/10/1969                                           6.30
 2/11/1969                                           6.27
 2/12/1969                                             ND
 2/13/1969                                           6.27
 2/14/1969                                           6.29
 2/17/1969                                           6.32
 2/18/1969                                           6.34
 2/19/1969                                           6.36
 2/20/1969                                           6.37
 2/21/1969                                           6.37
 2/24/1969                                           6.35
 2/25/1969                                           6.38
 2/26/1969                                           6.40
 2/27/1969                                           6.45
 2/28/1969                                           6.44
  3/3/1969                                           6.45
  3/4/1969                                           6.42
  3/5/1969                                           6.43
  3/6/1969                                           6.45
  3/7/1969                                           6.45
 3/10/1969                                           6.45
 3/11/1969                                           6.45
 3/12/1969                                           6.42
 3/13/1969                                           6.42
 3/14/1969                                           6.39
 3/17/1969                                           6.44
 3/18/1969                                           6.44
 3/19/1969                                           6.40
 3/20/1969                                           6.39
 3/21/1969                                           6.37
 3/24/1969                                           6.35
 3/25/1969                                           6.38
 3/26/1969                                           6.37
 3/27/1969                                           6.38
 3/28/1969                                           6.36
 3/31/1969                                             ND
  4/1/1969                                           6.32
  4/2/1969                                           6.32
  4/3/1969                                           6.34
  4/4/1969                                             ND
  4/7/1969                                           6.37
  4/8/1969                                           6.33
  4/9/1969                                           6.26
 4/10/1969                                           6.27
 4/11/1969                                           6.26
 4/14/1969                                           6.20
 4/15/1969                                           6.26
 4/16/1969                                           6.24
 4/17/1969                                           6.27
 4/18/1969                                           6.30
 4/21/1969                                           6.28
 4/22/1969                                           6.26
 4/23/1969                                           6.26
 4/24/1969                                           6.29
 4/25/1969                                           6.30
 4/28/1969                                           6.34
 4/29/1969                                           6.38
 4/30/1969                                           6.37
  5/1/1969                                           6.46
  5/2/1969                                           6.45
  5/5/1969                                           6.45
  5/6/1969                                           6.46
  5/7/1969                                           6.47
  5/8/1969                                           6.46
  5/9/1969                                           6.48
 5/12/1969                                           6.52
 5/13/1969                                           6.49
 5/14/1969                                           6.46
 5/15/1969                                           6.49
 5/16/1969                                           6.54
 5/19/1969                                           6.58
 5/20/1969                                           6.57
 5/21/1969                                           6.55
 5/22/1969                                           6.56
 5/23/1969                                           6.59
 5/26/1969                                           6.62
 5/27/1969                                           6.67
 5/28/1969                                           6.68
 5/29/1969                                           6.69
 5/30/1969                                             ND
  6/2/1969                                           6.69
  6/3/1969                                           6.69
  6/4/1969                                           6.71
  6/5/1969                                           6.69
  6/6/1969                                           6.68
  6/9/1969                                           6.76
 6/10/1969                                           6.72
 6/11/1969                                           6.73
 6/12/1969                                           6.70
 6/13/1969                                           6.66
 6/16/1969                                           6.64
 6/17/1969                                           6.68
 6/18/1969                                           6.68
 6/19/1969                                           6.74
 6/20/1969                                           6.76
 6/23/1969                                           6.78
 6/24/1969                                           6.82
 6/25/1969                                           6.85
 6/26/1969                                           6.84
 6/27/1969                                           6.88
 6/30/1969                                           6.98
  7/1/1969                                           7.02
  7/2/1969                                           7.04
  7/3/1969                                           7.01
  7/4/1969                                             ND
  7/7/1969                                           7.02
  7/8/1969                                           7.04
  7/9/1969                                           7.08
 7/10/1969                                           7.04
 7/11/1969                                           6.88
 7/14/1969                                           6.94
 7/15/1969                                           6.97
 7/16/1969                                           6.92
 7/17/1969                                           6.95
 7/18/1969                                           6.97
 7/21/1969                                             ND
 7/22/1969                                           7.04
 7/23/1969                                           7.05
 7/24/1969                                           7.06
 7/25/1969                                           7.07
 7/28/1969                                           7.07
 7/29/1969                                           7.07
 7/30/1969                                           7.06
 7/31/1969                                           6.98
  8/1/1969                                           6.98
  8/4/1969                                           6.94
  8/5/1969                                           6.91
  8/6/1969                                           6.94
  8/7/1969                                           6.95
  8/8/1969                                           6.98
 8/11/1969                                           7.04
 8/12/1969                                           7.07
 8/13/1969                                           7.07
 8/14/1969                                           7.05
 8/15/1969                                           7.05
 8/18/1969                                           7.01
 8/19/1969                                           7.00
 8/20/1969                                           6.99
 8/21/1969                                           7.01
 8/22/1969                                           7.03
 8/25/1969                                           7.04
 8/26/1969                                           7.09
 8/27/1969                                           7.11
 8/28/1969                                           7.14
 8/29/1969                                           7.13
  9/1/1969                                             ND
  9/2/1969                                           7.17
  9/3/1969                                           7.24
  9/4/1969                                           7.26
  9/5/1969                                           7.33
  9/8/1969                                           7.39
  9/9/1969                                           7.40
 9/10/1969                                           7.38
 9/11/1969                                           7.44
 9/12/1969                                           7.48
 9/15/1969                                           7.50
 9/16/1969                                           7.54
 9/17/1969                                           7.56
 9/18/1969                                           7.71
 9/19/1969                                           7.72
 9/22/1969                                           7.72
 9/23/1969                                           7.71
 9/24/1969                                           7.74
 9/25/1969                                           7.78
 9/26/1969                                           7.88
 9/29/1969                                           7.94
 9/30/1969                                           8.02
 10/1/1969                                           8.04
 10/2/1969                                           7.98
 10/3/1969                                           7.87
 10/6/1969                                           7.82
 10/7/1969                                           7.75
 10/8/1969                                           7.75
 10/9/1969                                           7.77
10/10/1969                                           7.67
10/13/1969                                             ND
10/14/1969                                           7.54
10/15/1969                                           7.55
10/16/1969                                           7.44
10/17/1969                                           7.34
10/20/1969                                           7.18
10/21/1969                                           7.12
10/22/1969                                           7.17
10/23/1969                                           7.25
10/24/1969                                           7.26
10/27/1969                                           7.28
10/28/1969                                           7.33
10/29/1969                                           7.34
10/30/1969                                           7.34
10/31/1969                                           7.33
 11/3/1969                                           7.29
 11/4/1969                                             ND
 11/5/1969                                           7.35
 11/6/1969                                           7.39
 11/7/1969                                           7.35
11/10/1969                                           7.35
11/11/1969                                             ND
11/12/1969                                           7.43
11/13/1969                                           7.50
11/14/1969                                           7.46
11/17/1969                                           7.55
11/18/1969                                           7.63
11/19/1969                                           7.64
11/20/1969                                           7.73
11/21/1969                                           7.71
11/24/1969                                           7.66
11/25/1969                                           7.64
11/26/1969                                           7.66
11/27/1969                                             ND
11/28/1969                                           7.61
 12/1/1969                                           7.56
 12/2/1969                                           7.63
 12/3/1969                                           7.72
 12/4/1969                                           7.70
 12/5/1969                                           7.71
 12/8/1969                                           7.75
 12/9/1969                                           7.87
12/10/1969                                           7.97
12/11/1969                                           7.99
12/12/1969                                           7.95
12/15/1969                                           7.95
12/16/1969                                           8.02
12/17/1969                                           8.07
12/18/1969                                           8.07
12/19/1969                                           8.02
12/22/1969                                           8.00
12/23/1969                                           8.08
12/24/1969                                           8.12
12/25/1969                                             ND
12/26/1969                                           8.14
12/29/1969                                           8.33
12/30/1969                                           8.26
12/31/1969                                           8.22
  1/1/1970                                             ND
  1/2/1970                                           8.19
  1/5/1970                                           8.19
  1/6/1970                                           8.26
  1/7/1970                                           8.30
  1/8/1970                                           8.25
  1/9/1970                                           8.18
 1/12/1970                                           8.16
 1/13/1970                                           8.13
 1/14/1970                                           8.16
 1/15/1970                                           8.19
 1/16/1970                                           8.08
 1/19/1970                                           8.03
 1/20/1970                                           8.08
 1/21/1970                                           8.06
 1/22/1970                                           8.06
 1/23/1970                                           8.10
 1/26/1970                                           8.15
 1/27/1970                                           8.16
 1/28/1970                                           8.20
 1/29/1970                                           8.28
 1/30/1970                                           8.27
  2/2/1970                                           8.18
  2/3/1970                                           8.15
  2/4/1970                                           8.17
  2/5/1970                                           8.18
  2/6/1970                                           8.13
  2/9/1970                                           8.04
 2/10/1970                                           8.07
 2/11/1970                                           8.05
 2/12/1970                                             ND
 2/13/1970                                           7.82
 2/16/1970                                           7.80
 2/17/1970                                           7.70
 2/18/1970                                           7.63
 2/19/1970                                           7.56
 2/20/1970                                           7.58
 2/23/1970                                             ND
 2/24/1970                                           7.61
 2/25/1970                                           7.49
 2/26/1970                                           7.37
 2/27/1970                                           7.31
  3/2/1970                                           7.43
  3/3/1970                                           7.35
  3/4/1970                                           7.27
  3/5/1970                                           7.18
  3/6/1970                                           7.06
  3/9/1970                                           7.04
 3/10/1970                                           7.00
 3/11/1970                                           7.11
 3/12/1970                                           7.16
 3/13/1970                                           7.30
 3/16/1970                                           7.30
 3/17/1970                                           7.48
 3/18/1970                                           7.41
 3/19/1970                                           7.22
 3/20/1970                                           7.22
 3/23/1970                                           7.17
 3/24/1970                                           7.08
 3/25/1970                                           7.05
 3/26/1970                                           7.12
 3/27/1970                                             ND
 3/30/1970                                           7.22
 3/31/1970                                           7.24
  4/1/1970                                           7.18
  4/2/1970                                           7.24
  4/3/1970                                           7.31
  4/6/1970                                           7.38
  4/7/1970                                           7.35
  4/8/1970                                           7.30
  4/9/1970                                           7.29
 4/10/1970                                           7.29
 4/13/1970                                           7.36
 4/14/1970                                           7.36
 4/15/1970                                           7.42
 4/16/1970                                           7.49
 4/17/1970                                           7.49
 4/20/1970                                           7.49
 4/21/1970                                           7.57
 4/22/1970                                           7.66
 4/23/1970                                           7.66
 4/24/1970                                           7.79
 4/27/1970                                           7.80
 4/28/1970                                           7.82
 4/29/1970                                           7.83
 4/30/1970                                           7.95
  5/1/1970                                           7.98
  5/4/1970                                           8.05
  5/5/1970                                           8.02
  5/6/1970                                           8.01
  5/7/1970                                           7.94
  5/8/1970                                           7.88
 5/11/1970                                           7.97
 5/12/1970                                           7.97
 5/13/1970                                           7.98
 5/14/1970                                           8.01
 5/15/1970                                           7.96
 5/18/1970                                           7.93
 5/19/1970                                           7.92
 5/20/1970                                           7.98
 5/21/1970                                           8.00
 5/22/1970                                           8.02
 5/25/1970                                           8.08
 5/26/1970                                           8.04
 5/27/1970                                           7.92
 5/28/1970                                           7.86
 5/29/1970                                           7.83
  6/1/1970                                           7.73
  6/2/1970                                           7.74
  6/3/1970                                           7.74
  6/4/1970                                           7.76
  6/5/1970                                           7.88
  6/8/1970                                           7.87
  6/9/1970                                           7.83
 6/10/1970                                           7.82
 6/11/1970                                           7.89
 6/12/1970                                           7.98
 6/15/1970                                           7.98
 6/16/1970                                           7.90
 6/17/1970                                           7.96
 6/18/1970                                           7.96
 6/19/1970                                           7.94
 6/22/1970                                           7.88
 6/23/1970                                           7.84
 6/24/1970                                           7.84
 6/25/1970                                           7.83
 6/26/1970                                           7.84
 6/29/1970                                           7.80
 6/30/1970                                           7.77
  7/1/1970                                           7.69
  7/2/1970                                           7.62
  7/3/1970                                             ND
  7/6/1970                                           7.62
  7/7/1970                                           7.63
  7/8/1970                                           7.65
  7/9/1970                                           7.64
 7/10/1970                                           7.64
 7/13/1970                                           7.62
 7/14/1970                                           7.59
 7/15/1970                                           7.54
 7/16/1970                                           7.48
 7/17/1970                                           7.52
 7/20/1970                                           7.59
 7/21/1970                                           7.58
 7/22/1970                                           7.56
 7/23/1970                                           7.47
 7/24/1970                                           7.54
 7/27/1970                                           7.59
 7/28/1970                                           7.62
 7/29/1970                                           7.61
 7/30/1970                                           7.59
 7/31/1970                                           7.58
  8/3/1970                                           7.60
  8/4/1970                                           7.62
  8/5/1970                                           7.62
  8/6/1970                                           7.62
  8/7/1970                                           7.63
 8/10/1970                                           7.69
 8/11/1970                                           7.67
 8/12/1970                                           7.64
 8/13/1970                                           7.62
 8/14/1970                                           7.66
 8/17/1970                                           7.68
 8/18/1970                                           7.65
 8/19/1970                                           7.59
 8/20/1970                                           7.57
 8/21/1970                                           7.53
 8/24/1970                                           7.44
 8/25/1970                                           7.42
 8/26/1970                                           7.42
 8/27/1970                                           7.45
 8/28/1970                                           7.45
 8/31/1970                                           7.45
  9/1/1970                                           7.43
  9/2/1970                                           7.43
  9/3/1970                                           7.42
  9/4/1970                                           7.37
  9/7/1970                                             ND
  9/8/1970                                           7.40
  9/9/1970                                           7.44
 9/10/1970                                           7.43
 9/11/1970                                           7.40
 9/14/1970                                           7.38
 9/15/1970                                           7.37
 9/16/1970                                           7.31
 9/17/1970                                           7.24
 9/18/1970                                           7.24
 9/21/1970                                           7.22
 9/22/1970                                           7.19
 9/23/1970                                           7.10
 9/24/1970                                           7.13
 9/25/1970                                           7.14
 9/28/1970                                           7.19
 9/29/1970                                           7.18
 9/30/1970                                           7.18
 10/1/1970                                           7.19
 10/2/1970                                           7.17
 10/5/1970                                           7.15
 10/6/1970                                           7.09
 10/7/1970                                           7.07
 10/8/1970                                           7.10
 10/9/1970                                           7.07
10/12/1970                                             ND
10/13/1970                                           7.07
10/14/1970                                           7.08
10/15/1970                                           7.10
10/16/1970                                           7.11
10/19/1970                                           7.16
10/20/1970                                           7.14
10/21/1970                                           7.15
10/22/1970                                           7.18
10/23/1970                                           7.17
10/26/1970                                           7.17
10/27/1970                                           7.11
10/28/1970                                           7.07
10/29/1970                                           7.03
10/30/1970                                           7.04
 11/2/1970                                           6.95
 11/3/1970                                             ND
 11/4/1970                                           6.96
 11/5/1970                                           6.89
 11/6/1970                                           6.86
 11/9/1970                                           6.73
11/10/1970                                           6.76
11/11/1970                                             ND
11/12/1970                                           6.75
11/13/1970                                           6.69
11/16/1970                                           6.63
11/17/1970                                           6.58
11/18/1970                                           6.43
11/19/1970                                           6.29
11/20/1970                                           6.01
11/23/1970                                           5.91
11/24/1970                                           6.06
11/25/1970                                           5.97
11/26/1970                                             ND
11/27/1970                                           5.97
11/30/1970                                           5.99
 12/1/1970                                           6.00
 12/2/1970                                           5.95
 12/3/1970                                           5.88
 12/4/1970                                           5.85
 12/7/1970                                           5.89
 12/8/1970                                           5.92
 12/9/1970                                           5.97
12/10/1970                                           5.95
12/11/1970                                           5.89
12/14/1970                                           5.87
12/15/1970                                           5.90
12/16/1970                                           5.90
12/17/1970                                           5.90
12/18/1970                                           5.94
12/21/1970                                           6.02
12/22/1970                                           6.07
12/23/1970                                           6.05
12/24/1970                                           5.98
12/25/1970                                             ND
12/28/1970                                           6.00
12/29/1970                                           6.03
12/30/1970                                           5.98
12/31/1970                                           5.98
  1/1/1971                                             ND
  1/4/1971                                           5.98
  1/5/1971                                           6.04
  1/6/1971                                           6.06
  1/7/1971                                           6.06
  1/8/1971                                           6.06
 1/11/1971                                           6.01
 1/12/1971                                           5.98
 1/13/1971                                           5.91
 1/14/1971                                           5.85
 1/15/1971                                           5.84
 1/18/1971                                           5.86
 1/19/1971                                           5.86
 1/20/1971                                           5.82
 1/21/1971                                           5.75
 1/22/1971                                           5.77
 1/25/1971                                           5.76
 1/26/1971                                           5.80
 1/27/1971                                           5.79
 1/28/1971                                           5.78
 1/29/1971                                           5.78
  2/1/1971                                           5.79
  2/2/1971                                           5.77
  2/3/1971                                           5.78
  2/4/1971                                           5.74
  2/5/1971                                           5.72
  2/8/1971                                           5.69
  2/9/1971                                           5.62
 2/10/1971                                           5.64
 2/11/1971                                           5.61
 2/12/1971                                             ND
 2/15/1971                                             ND
 2/16/1971                                           5.59
 2/17/1971                                           5.51
 2/18/1971                                           5.42
 2/19/1971                                           5.36
 2/22/1971                                           5.39
 2/23/1971                                           5.41
 2/24/1971                                           5.38
 2/25/1971                                           5.34
 2/26/1971                                           5.36
  3/1/1971                                           5.35
  3/2/1971                                           5.35
  3/3/1971                                           5.31
  3/4/1971                                           5.25
  3/5/1971                                           5.22
  3/8/1971                                           5.16
  3/9/1971                                           5.04
 3/10/1971                                           4.99
 3/11/1971                                           4.88
 3/12/1971                                           4.97
 3/15/1971                                           4.93
 3/16/1971                                           4.90
 3/17/1971                                           4.83
 3/18/1971                                           4.78
 3/19/1971                                           4.79
 3/22/1971                                           4.74
 3/23/1971                                           4.77
 3/24/1971                                           4.82
 3/25/1971                                           4.86
 3/26/1971                                           4.98
 3/29/1971                                           5.07
 3/30/1971                                           5.04
 3/31/1971                                           5.06
  4/1/1971                                           5.16
  4/2/1971                                           5.22
  4/5/1971                                           5.30
  4/6/1971                                           5.27
  4/7/1971                                           5.29
  4/8/1971                                           5.42
  4/9/1971                                             ND
 4/12/1971                                           5.63
 4/13/1971                                           5.54
 4/14/1971                                           5.58
 4/15/1971                                           5.58
 4/16/1971                                           5.61
 4/19/1971                                           5.66
 4/20/1971                                           5.78
 4/21/1971                                           5.88
 4/22/1971                                           5.85
 4/23/1971                                           5.86
 4/26/1971                                           5.89
 4/27/1971                                           5.97
 4/28/1971                                           5.99
 4/29/1971                                           6.14
 4/30/1971                                           6.08
  5/3/1971                                           6.09
  5/4/1971                                           6.14
  5/5/1971                                           6.20
  5/6/1971                                           6.20
  5/7/1971                                           6.18
 5/10/1971                                           6.13
 5/11/1971                                           6.17
 5/12/1971                                           6.25
 5/13/1971                                           6.33
 5/14/1971                                           6.38
 5/17/1971                                           6.50
 5/18/1971                                           6.60
 5/19/1971                                           6.49
 5/20/1971                                           6.32
 5/21/1971                                           6.41
 5/24/1971                                           6.37
 5/25/1971                                           6.30
 5/26/1971                                           6.18
 5/27/1971                                           6.16
 5/28/1971                                           6.24
 5/31/1971                                             ND
  6/1/1971                                           6.27
  6/2/1971                                           6.13
  6/3/1971                                           6.13
  6/4/1971                                           6.22
  6/7/1971                                           6.36
  6/8/1971                                           6.37
  6/9/1971                                           6.45
 6/10/1971                                           6.48
 6/11/1971                                           6.50
 6/14/1971                                           6.66
 6/15/1971                                           6.76
 6/16/1971                                           6.66
 6/17/1971                                           6.67
 6/18/1971                                           6.61
 6/21/1971                                           6.51
 6/22/1971                                           6.61
 6/23/1971                                           6.58
 6/24/1971                                           6.61
 6/25/1971                                           6.66
 6/28/1971                                           6.73
 6/29/1971                                           6.82
 6/30/1971                                           6.86
  7/1/1971                                           6.83
  7/2/1971                                           6.81
  7/5/1971                                             ND
  7/6/1971                                           6.80
  7/7/1971                                           6.76
  7/8/1971                                           6.77
  7/9/1971                                           6.80
 7/12/1971                                           6.68
 7/13/1971                                           6.70
 7/14/1971                                           6.71
 7/15/1971                                           6.71
 7/16/1971                                           6.79
 7/19/1971                                           6.88
 7/20/1971                                           6.85
 7/21/1971                                           6.85
 7/22/1971                                           6.93
 7/23/1971                                           6.97
 7/26/1971                                           7.00
 7/27/1971                                           7.02
 7/28/1971                                           7.03
 7/29/1971                                           7.00
 7/30/1971                                           6.96
  8/2/1971                                           6.94
  8/3/1971                                           7.02
  8/4/1971                                           7.01
  8/5/1971                                           6.98
  8/6/1971                                           6.98
  8/9/1971                                           7.01
 8/10/1971                                           7.03
 8/11/1971                                           7.00
 8/12/1971                                           6.90
 8/13/1971                                           6.78
 8/16/1971                                           6.39
 8/17/1971                                           6.17
 8/18/1971                                           6.22
 8/19/1971                                           6.15
 8/20/1971                                           6.19
 8/23/1971                                           6.33
 8/24/1971                                           6.19
 8/25/1971                                           6.22
 8/26/1971                                           6.20
 8/27/1971                                           6.16
 8/30/1971                                           6.15
 8/31/1971                                           6.07
  9/1/1971                                           6.09
  9/2/1971                                           6.05
  9/3/1971                                           6.02
  9/6/1971                                             ND
  9/7/1971                                           6.00
  9/8/1971                                           6.05
  9/9/1971                                           6.15
 9/10/1971                                           6.17
 9/13/1971                                           6.24
 9/14/1971                                           6.21
 9/15/1971                                           6.16
 9/16/1971                                           6.13
 9/17/1971                                           6.09
 9/20/1971                                           6.16
 9/21/1971                                           6.19
 9/22/1971                                           6.22
 9/23/1971                                           6.21
 9/24/1971                                           6.19
 9/27/1971                                           6.17
 9/28/1971                                           6.18
 9/29/1971                                           6.14
 9/30/1971                                           6.06
 10/1/1971                                           6.04
 10/4/1971                                           6.04
 10/5/1971                                           6.10
 10/6/1971                                           6.06
 10/7/1971                                           6.07
 10/8/1971                                           6.03
10/11/1971                                             ND
10/12/1971                                           5.95
10/13/1971                                           5.88
10/14/1971                                           5.87
10/15/1971                                           5.88
10/18/1971                                           5.92
10/19/1971                                           5.92
10/20/1971                                           5.84
10/21/1971                                           5.84
10/22/1971                                           5.84
10/25/1971                                             ND
10/26/1971                                           5.84
10/27/1971                                           5.86
10/28/1971                                           5.83
10/29/1971                                           5.78
 11/1/1971                                           5.75
 11/2/1971                                             ND
 11/3/1971                                           5.72
 11/4/1971                                           5.74
 11/5/1971                                           5.72
 11/8/1971                                           5.77
 11/9/1971                                           5.77
11/10/1971                                           5.83
11/11/1971                                           5.80
11/12/1971                                           5.73
11/15/1971                                           5.71
11/16/1971                                           5.71
11/17/1971                                           5.71
11/18/1971                                           5.71
11/19/1971                                           5.76
11/22/1971                                           5.81
11/23/1971                                           5.90
11/24/1971                                           5.93
11/25/1971                                             ND
11/26/1971                                           5.85
11/29/1971                                           5.86
11/30/1971                                           5.84
 12/1/1971                                           5.80
 12/2/1971                                           5.76
 12/3/1971                                           5.72
 12/6/1971                                           5.74
 12/7/1971                                           5.78
 12/8/1971                                           5.75
 12/9/1971                                           5.79
12/10/1971                                           5.77
12/13/1971                                           5.71
12/14/1971                                           5.75
12/15/1971                                           5.76
12/16/1971                                           5.73
12/17/1971                                           5.70
12/20/1971                                           5.73
12/21/1971                                           5.73
12/22/1971                                           5.71
12/23/1971                                           5.64
12/24/1971                                             ND
12/27/1971                                           5.55
12/28/1971                                           5.49
12/29/1971                                           5.54
12/30/1971                                           5.52
12/31/1971                                           5.50
  1/3/1972                                           5.55
  1/4/1972                                           5.55
  1/5/1972                                           5.56
  1/6/1972                                           5.53
  1/7/1972                                           5.51
 1/10/1972                                           5.48
 1/11/1972                                           5.50
 1/12/1972                                           5.50
 1/13/1972                                           5.47
 1/14/1972                                           5.48
 1/17/1972                                           5.52
 1/18/1972                                           5.56
 1/19/1972                                           5.64
 1/20/1972                                           5.66
 1/21/1972                                           5.68
 1/24/1972                                           5.72
 1/25/1972                                           5.68
 1/26/1972                                           5.66
 1/27/1972                                           5.72
 1/28/1972                                           5.74
 1/31/1972                                           5.75
  2/1/1972                                           5.78
  2/2/1972                                           5.75
  2/3/1972                                           5.77
  2/4/1972                                           5.72
  2/7/1972                                           5.73
  2/8/1972                                           5.74
  2/9/1972                                           5.73
 2/10/1972                                           5.69
 2/11/1972                                           5.70
 2/14/1972                                           5.68
 2/15/1972                                           5.67
 2/16/1972                                           5.63
 2/17/1972                                           5.63
 2/18/1972                                           5.64
 2/21/1972                                             ND
 2/22/1972                                           5.64
 2/23/1972                                           5.68
 2/24/1972                                           5.66
 2/25/1972                                           5.65
 2/28/1972                                           5.66
 2/29/1972                                           5.68
  3/1/1972                                           5.66
  3/2/1972                                           5.62
  3/3/1972                                           5.64
  3/6/1972                                           5.66
  3/7/1972                                           5.68
  3/8/1972                                           5.70
  3/9/1972                                           5.74
 3/10/1972                                           5.81
 3/13/1972                                           5.90
 3/14/1972                                           5.91
 3/15/1972                                           5.98
 3/16/1972                                           5.94
 3/17/1972                                           5.98
 3/20/1972                                           5.97
 3/21/1972                                           5.92
 3/22/1972                                           5.88
 3/23/1972                                           5.95
 3/24/1972                                           6.00
 3/27/1972                                           5.99
 3/28/1972                                           6.03
 3/29/1972                                           6.09
 3/30/1972                                           6.10
 3/31/1972                                             ND
  4/3/1972                                           6.15
  4/4/1972                                           6.24
  4/5/1972                                           6.21
  4/6/1972                                           6.22
  4/7/1972                                           6.22
 4/10/1972                                           6.18
 4/11/1972                                           6.23
 4/12/1972                                           6.28
 4/13/1972                                           6.28
 4/14/1972                                           6.23
 4/17/1972                                           6.21
 4/18/1972                                           6.20
 4/19/1972                                           6.20
 4/20/1972                                           6.18
 4/21/1972                                           6.18
 4/24/1972                                           6.17
 4/25/1972                                           6.14
 4/26/1972                                           6.10
 4/27/1972                                           5.90
 4/28/1972                                           5.89
  5/1/1972                                           5.85
  5/2/1972                                           5.88
  5/3/1972                                           5.91
  5/4/1972                                           5.92
  5/5/1972                                           5.91
  5/8/1972                                           5.92
  5/9/1972                                           5.95
 5/10/1972                                           5.92
 5/11/1972                                           5.90
 5/12/1972                                           5.85
 5/15/1972                                           5.84
 5/16/1972                                           5.86
 5/17/1972                                           5.88
 5/18/1972                                           5.86
 5/19/1972                                           5.84
 5/22/1972                                           5.81
 5/23/1972                                           5.78
 5/24/1972                                           5.80
 5/25/1972                                           5.77
 5/26/1972                                           5.77
 5/29/1972                                             ND
 5/30/1972                                           5.75
 5/31/1972                                           5.79
  6/1/1972                                           5.82
  6/2/1972                                           5.84
  6/5/1972                                           5.86
  6/6/1972                                           5.88
  6/7/1972                                           5.86
  6/8/1972                                           5.87
  6/9/1972                                           5.86
 6/12/1972                                           5.86
 6/13/1972                                           5.87
 6/14/1972                                           5.86
 6/15/1972                                           5.86
 6/16/1972                                           5.89
 6/19/1972                                           5.88
 6/20/1972                                           5.90
 6/21/1972                                           5.94
 6/22/1972                                           5.98
 6/23/1972                                           5.98
 6/26/1972                                           6.00
 6/27/1972                                           5.98
 6/28/1972                                           5.96
 6/29/1972                                           6.00
 6/30/1972                                           6.00
  7/3/1972                                           6.00
  7/4/1972                                             ND
  7/5/1972                                           5.96
  7/6/1972                                           5.93
  7/7/1972                                           5.98
 7/10/1972                                           5.98
 7/11/1972                                           5.98
 7/12/1972                                           5.97
 7/13/1972                                           5.96
 7/14/1972                                           5.93
 7/17/1972                                           5.94
 7/18/1972                                           5.96
 7/19/1972                                           5.94
 7/20/1972                                           5.97
 7/21/1972                                           5.99
 7/24/1972                                           5.99
 7/25/1972                                           5.98
 7/26/1972                                           5.98
 7/27/1972                                           6.02
 7/28/1972                                           6.00
 7/31/1972                                           5.98
  8/1/1972                                           5.98
  8/2/1972                                           5.95
  8/3/1972                                           5.96
  8/4/1972                                           5.98
  8/7/1972                                           5.98
  8/8/1972                                           5.97
  8/9/1972                                           5.94
 8/10/1972                                           5.95
 8/11/1972                                           5.95
 8/14/1972                                           5.96
 8/15/1972                                           5.96
 8/16/1972                                           5.96
 8/17/1972                                           5.96
 8/18/1972                                           5.98
 8/21/1972                                           5.98
 8/22/1972                                           5.99
 8/23/1972                                           6.02
 8/24/1972                                           6.04
 8/25/1972                                           6.13
 8/28/1972                                           6.17
 8/29/1972                                           6.19
 8/30/1972                                           6.22
 8/31/1972                                           6.21
  9/1/1972                                           6.20
  9/4/1972                                             ND
  9/5/1972                                           6.24
  9/6/1972                                           6.26
  9/7/1972                                           6.28
  9/8/1972                                           6.30
 9/11/1972                                           6.28
 9/12/1972                                           6.28
 9/13/1972                                           6.31
 9/14/1972                                           6.32
 9/15/1972                                           6.27
 9/18/1972                                           6.22
 9/19/1972                                           6.22
 9/20/1972                                           6.23
 9/21/1972                                           6.25
 9/22/1972                                           6.28
 9/25/1972                                           6.27
 9/26/1972                                           6.22
 9/27/1972                                           6.21
 9/28/1972                                           6.19
 9/29/1972                                           6.18
 10/2/1972                                           6.17
 10/3/1972                                           6.23
 10/4/1972                                           6.20
 10/5/1972                                           6.19
 10/6/1972                                           6.18
 10/9/1972                                             ND
10/10/1972                                           6.15
10/11/1972                                           6.16
10/12/1972                                           6.19
10/13/1972                                           6.19
10/16/1972                                           6.17
10/17/1972                                           6.17
10/18/1972                                           6.19
10/19/1972                                           6.19
10/20/1972                                           6.19
10/23/1972                                             ND
10/24/1972                                           6.16
10/25/1972                                           6.17
10/26/1972                                           6.16
10/27/1972                                           6.18
10/30/1972                                           6.20
10/31/1972                                           6.20
 11/1/1972                                           6.20
 11/2/1972                                           6.15
 11/3/1972                                           6.13
 11/6/1972                                           6.11
 11/7/1972                                             ND
 11/8/1972                                           6.15
 11/9/1972                                           6.16
11/10/1972                                           6.15
11/13/1972                                           6.11
11/14/1972                                           6.10
11/15/1972                                           6.06
11/16/1972                                           6.08
11/17/1972                                           6.10
11/20/1972                                           6.08
11/21/1972                                           6.09
11/22/1972                                           6.09
11/23/1972                                             ND
11/24/1972                                           6.10
11/27/1972                                           6.13
11/28/1972                                           6.12
11/29/1972                                           6.10
11/30/1972                                           6.12
 12/1/1972                                           6.12
 12/4/1972                                           6.13
 12/5/1972                                           6.14
 12/6/1972                                           6.13
 12/7/1972                                           6.12
 12/8/1972                                           6.14
12/11/1972                                           6.15
12/12/1972                                           6.13
12/13/1972                                           6.12
12/14/1972                                           6.11
12/15/1972                                           6.11
12/18/1972                                           6.18
12/19/1972                                           6.18
12/20/1972                                           6.18
12/21/1972                                           6.17
12/22/1972                                           6.19
12/25/1972                                             ND
12/26/1972                                           6.19
12/27/1972                                           6.20
12/28/1972                                           6.22
12/29/1972                                           6.26
  1/1/1973                                             ND
  1/2/1973                                           6.29
  1/3/1973                                           6.26
  1/4/1973                                           6.23
  1/5/1973                                           6.27
  1/8/1973                                           6.30
  1/9/1973                                           6.30
 1/10/1973                                           6.31
 1/11/1973                                           6.31
 1/12/1973                                           6.33
 1/15/1973                                           6.31
 1/16/1973                                           6.32
 1/17/1973                                           6.30
 1/18/1973                                           6.32
 1/19/1973                                           6.36
 1/22/1973                                           6.38
 1/23/1973                                           6.35
 1/24/1973                                           6.39
 1/25/1973                                           6.41
 1/26/1973                                           6.44
 1/29/1973                                           6.44
 1/30/1973                                           6.44
 1/31/1973                                           6.45
  2/1/1973                                           6.56
  2/2/1973                                           6.58
  2/5/1973                                           6.58
  2/6/1973                                           6.58
  2/7/1973                                           6.57
  2/8/1973                                           6.55
  2/9/1973                                           6.51
 2/12/1973                                             ND
 2/13/1973                                           6.54
 2/14/1973                                           6.54
 2/15/1973                                           6.53
 2/16/1973                                           6.55
 2/19/1973                                             ND
 2/20/1973                                           6.65
 2/21/1973                                           6.65
 2/22/1973                                           6.64
 2/23/1973                                           6.60
 2/26/1973                                           6.72
 2/27/1973                                           6.72
 2/28/1973                                           6.73
  3/1/1973                                           6.72
  3/2/1973                                           6.77
  3/5/1973                                           6.79
  3/6/1973                                           6.83
  3/7/1973                                           6.80
  3/8/1973                                           6.83
  3/9/1973                                           6.83
 3/12/1973                                           6.84
 3/13/1973                                           6.81
 3/14/1973                                           6.82
 3/15/1973                                           6.85
 3/16/1973                                           6.92
 3/19/1973                                           6.85
 3/20/1973                                           6.85
 3/21/1973                                           6.83
 3/22/1973                                           6.84
 3/23/1973                                           6.84
 3/26/1973                                           6.76
 3/27/1973                                           6.74
 3/28/1973                                           6.69
 3/29/1973                                           6.68
 3/30/1973                                           6.81
  4/2/1973                                           6.81
  4/3/1973                                           6.77
  4/4/1973                                           6.71
  4/5/1973                                           6.70
  4/6/1973                                           6.59
  4/9/1973                                           6.55
 4/10/1973                                           6.58
 4/11/1973                                           6.63
 4/12/1973                                           6.64
 4/13/1973                                           6.55
 4/16/1973                                           6.57
 4/17/1973                                           6.66
 4/18/1973                                           6.67
 4/19/1973                                           6.71
 4/20/1973                                             ND
 4/23/1973                                           6.76
 4/24/1973                                           6.73
 4/25/1973                                           6.72
 4/26/1973                                           6.67
 4/27/1973                                           6.70
 4/30/1973                                           6.73
  5/1/1973                                           6.77
  5/2/1973                                           6.78
  5/3/1973                                           6.80
  5/4/1973                                           6.83
  5/7/1973                                           6.83
  5/8/1973                                           6.80
  5/9/1973                                           6.78
 5/10/1973                                           6.77
 5/11/1973                                           6.81
 5/14/1973                                           6.80
 5/15/1973                                           6.78
 5/16/1973                                           6.76
 5/17/1973                                           6.81
 5/18/1973                                           6.83
 5/21/1973                                           6.86
 5/22/1973                                           6.86
 5/23/1973                                           6.84
 5/24/1973                                           6.80
 5/25/1973                                           6.78
 5/28/1973                                             ND
 5/29/1973                                           6.80
 5/30/1973                                           6.80
 5/31/1973                                           6.78
  6/1/1973                                           6.78
  6/4/1973                                           6.80
  6/5/1973                                           6.70
  6/6/1973                                           6.57
  6/7/1973                                           6.61
  6/8/1973                                           6.59
 6/11/1973                                           6.62
 6/12/1973                                           6.61
 6/13/1973                                           6.62
 6/14/1973                                           6.62
 6/15/1973                                           6.63
 6/18/1973                                           6.65
 6/19/1973                                           6.66
 6/20/1973                                           6.66
 6/21/1973                                           6.67
 6/22/1973                                           6.70
 6/25/1973                                           6.74
 6/26/1973                                           6.76
 6/27/1973                                           6.78
 6/28/1973                                           6.82
 6/29/1973                                           6.90
  7/2/1973                                           7.00
  7/3/1973                                           7.03
  7/4/1973                                             ND
  7/5/1973                                           7.02
  7/6/1973                                           7.07
  7/9/1973                                           7.18
 7/10/1973                                           7.11
 7/11/1973                                           7.11
 7/12/1973                                           7.12
 7/13/1973                                           7.17
 7/16/1973                                           7.21
 7/17/1973                                           7.22
 7/18/1973                                           7.26
 7/19/1973                                           7.39
 7/20/1973                                           7.48
 7/23/1973                                           7.45
 7/24/1973                                           7.50
 7/25/1973                                           7.56
 7/26/1973                                           7.70
 7/27/1973                                           7.78
 7/30/1973                                           7.80
 7/31/1973                                           7.87
  8/1/1973                                           7.94
  8/2/1973                                           7.86
  8/3/1973                                           7.98
  8/6/1973                                           8.06
  8/7/1973                                           8.13
  8/8/1973                                           7.97
  8/9/1973                                           8.01
 8/10/1973                                           7.96
 8/13/1973                                           7.84
 8/14/1973                                           7.81
 8/15/1973                                           7.71
 8/16/1973                                           7.54
 8/17/1973                                           7.41
 8/20/1973                                           7.50
 8/21/1973                                           7.47
 8/22/1973                                           7.51
 8/23/1973                                           7.31
 8/24/1973                                           7.15
 8/27/1973                                           7.23
 8/28/1973                                           7.31
 8/29/1973                                           7.22
 8/30/1973                                           7.26
 8/31/1973                                           7.28
  9/3/1973                                             ND
  9/4/1973                                           7.22
  9/5/1973                                           7.12
  9/6/1973                                           7.12
  9/7/1973                                           7.10
 9/10/1973                                           7.23
 9/11/1973                                           7.33
 9/12/1973                                           7.33
 9/13/1973                                           7.36
 9/14/1973                                           7.29
 9/17/1973                                           7.11
 9/18/1973                                           6.99
 9/19/1973                                           7.02
 9/20/1973                                           6.95
 9/21/1973                                           6.91
 9/24/1973                                           6.81
 9/25/1973                                           6.79
 9/26/1973                                           6.82
 9/27/1973                                           6.80
 9/28/1973                                           6.72
 10/1/1973                                           6.75
 10/2/1973                                           6.88
 10/3/1973                                           6.82
 10/4/1973                                           6.88
 10/5/1973                                           6.72
 10/8/1973                                             ND
 10/9/1973                                           6.68
10/10/1973                                           6.74
10/11/1973                                           6.74
10/12/1973                                           6.68
10/15/1973                                           6.75
10/16/1973                                           6.80
10/17/1973                                           6.79
10/18/1973                                           6.77
10/19/1973                                           6.75
10/22/1973                                             ND
10/23/1973                                           6.80
10/24/1973                                           6.81
10/25/1973                                           6.76
10/26/1973                                           6.76
10/29/1973                                           6.77
10/30/1973                                           6.75
10/31/1973                                           6.80
 11/1/1973                                           6.83
 11/2/1973                                           6.85
 11/5/1973                                           7.00
 11/6/1973                                             ND
 11/7/1973                                           6.98
 11/8/1973                                           6.91
 11/9/1973                                           6.93
11/12/1973                                           7.03
11/13/1973                                           7.16
11/14/1973                                           7.19
11/15/1973                                           7.10
11/16/1973                                           7.05
11/19/1973                                           6.91
11/20/1973                                           6.90
11/21/1973                                           6.80
11/22/1973                                             ND
11/23/1973                                           6.81
11/26/1973                                           6.76
11/27/1973                                           6.77
11/28/1973                                           6.80
11/29/1973                                           6.80
11/30/1973                                           6.77
 12/3/1973                                           6.84
 12/4/1973                                           6.85
 12/5/1973                                           6.90
 12/6/1973                                           6.91
 12/7/1973                                           6.88
12/10/1973                                           6.72
12/11/1973                                           6.77
12/12/1973                                           6.73
12/13/1973                                           6.76
12/14/1973                                           6.74
12/17/1973                                           6.71
12/18/1973                                           6.75
12/19/1973                                           6.75
12/20/1973                                           6.73
12/21/1973                                           6.75
12/24/1973                                             ND
12/25/1973                                             ND
12/26/1973                                           6.87
12/27/1973                                           6.84
12/28/1973                                           6.81
12/31/1973                                           6.83
  1/1/1974                                             ND
  1/2/1974                                           6.86
  1/3/1974                                           6.83
  1/4/1974                                           6.83
  1/7/1974                                           6.86
  1/8/1974                                           6.87
  1/9/1974                                           6.87
 1/10/1974                                           6.91
 1/11/1974                                           6.96
 1/14/1974                                           6.98
 1/15/1974                                           6.94
 1/16/1974                                           6.96
 1/17/1974                                           6.93
 1/18/1974                                           6.94
 1/21/1974                                           6.99
 1/22/1974                                           7.05
 1/23/1974                                           7.08
 1/24/1974                                           7.06
 1/25/1974                                           7.06
 1/28/1974                                           7.01
 1/29/1974                                           7.00
 1/30/1974                                           6.97
 1/31/1974                                           6.91
  2/1/1974                                           6.85
  2/4/1974                                           6.80
  2/5/1974                                           6.80
  2/6/1974                                           6.77
  2/7/1974                                           6.82
  2/8/1974                                           6.79
 2/11/1974                                           6.78
 2/12/1974                                             ND
 2/13/1974                                           6.76
 2/14/1974                                           6.72
 2/15/1974                                           6.74
 2/18/1974                                             ND
 2/19/1974                                           6.76
 2/20/1974                                           6.77
 2/21/1974                                           6.81
 2/22/1974                                           6.82
 2/25/1974                                           6.83
 2/26/1974                                           6.94
 2/27/1974                                           6.96
 2/28/1974                                           6.98
  3/1/1974                                           7.06
  3/4/1974                                           7.08
  3/5/1974                                           7.08
  3/6/1974                                           7.02
  3/7/1974                                           7.01
  3/8/1974                                           7.09
 3/11/1974                                           7.12
 3/12/1974                                           7.12
 3/13/1974                                           7.16
 3/14/1974                                           7.14
 3/15/1974                                           7.22
 3/18/1974                                           7.32
 3/19/1974                                           7.33
 3/20/1974                                           7.40
 3/21/1974                                           7.56
 3/22/1974                                           7.65
 3/25/1974                                           7.68
 3/26/1974                                           7.62
 3/27/1974                                           7.59
 3/28/1974                                           7.67
 3/29/1974                                           7.65
  4/1/1974                                           7.67
  4/2/1974                                           7.71
  4/3/1974                                           7.75
  4/4/1974                                           7.88
  4/5/1974                                           7.97
  4/8/1974                                           7.92
  4/9/1974                                           7.92
 4/10/1974                                           7.84
 4/11/1974                                           7.83
 4/12/1974                                             ND
 4/15/1974                                           7.75
 4/16/1974                                           7.88
 4/17/1974                                           7.88
 4/18/1974                                           7.97
 4/19/1974                                           7.93
 4/22/1974                                           7.95
 4/23/1974                                           7.96
 4/24/1974                                           7.95
 4/25/1974                                           8.04
 4/26/1974                                           8.11
 4/29/1974                                           8.20
 4/30/1974                                           8.21
  5/1/1974                                           8.16
  5/2/1974                                           8.20
  5/3/1974                                           8.35
  5/6/1974                                           8.42
  5/7/1974                                           8.56
  5/8/1974                                           8.46
  5/9/1974                                           8.47
 5/10/1974                                           8.19
 5/13/1974                                           8.06
 5/14/1974                                           8.13
 5/15/1974                                           8.10
 5/16/1974                                           8.12
 5/17/1974                                           8.21
 5/20/1974                                           8.21
 5/21/1974                                           8.13
 5/22/1974                                           8.07
 5/23/1974                                           7.98
 5/24/1974                                           7.94
 5/27/1974                                             ND
 5/28/1974                                           8.05
 5/29/1974                                           8.06
 5/30/1974                                           8.02
 5/31/1974                                           8.06
  6/3/1974                                           8.11
  6/4/1974                                           8.02
  6/5/1974                                           8.04
  6/6/1974                                           8.00
  6/7/1974                                           7.93
 6/10/1974                                           7.93
 6/11/1974                                           7.95
 6/12/1974                                           8.03
 6/13/1974                                           8.10
 6/14/1974                                           8.06
 6/17/1974                                           8.01
 6/18/1974                                           8.06
 6/19/1974                                           8.06
 6/20/1974                                           8.07
 6/21/1974                                           8.10
 6/24/1974                                           8.22
 6/25/1974                                           8.29
 6/26/1974                                           8.25
 6/27/1974                                           8.36
 6/28/1974                                           8.33
  7/1/1974                                           8.38
  7/2/1974                                           8.35
  7/3/1974                                           8.43
  7/4/1974                                             ND
  7/5/1974                                           8.51
  7/8/1974                                           8.63
  7/9/1974                                           8.63
 7/10/1974                                           8.58
 7/11/1974                                           8.54
 7/12/1974                                           8.41
 7/15/1974                                           8.42
 7/16/1974                                           8.42
 7/17/1974                                           8.38
 7/18/1974                                           8.38
 7/19/1974                                           8.29
 7/22/1974                                           8.18
 7/23/1974                                           8.15
 7/24/1974                                           8.06
 7/25/1974                                           8.04
 7/26/1974                                           8.24
 7/29/1974                                           8.32
 7/30/1974                                           8.47
 7/31/1974                                           8.46
  8/1/1974                                           8.57
  8/2/1974                                           8.68
  8/5/1974                                           8.61
  8/6/1974                                           8.53
  8/7/1974                                           8.62
  8/8/1974                                           8.59
  8/9/1974                                           8.62
 8/12/1974                                           8.58
 8/13/1974                                           8.60
 8/14/1974                                           8.58
 8/15/1974                                           8.57
 8/16/1974                                           8.53
 8/19/1974                                           8.53
 8/20/1974                                           8.56
 8/21/1974                                           8.65
 8/22/1974                                           8.74
 8/23/1974                                           8.79
 8/26/1974                                           8.77
 8/27/1974                                           8.72
 8/28/1974                                           8.71
 8/29/1974                                           8.68
 8/30/1974                                           8.63
  9/2/1974                                             ND
  9/3/1974                                           8.65
  9/4/1974                                           8.63
  9/5/1974                                           8.59
  9/6/1974                                           8.57
  9/9/1974                                           8.49
 9/10/1974                                           8.50
 9/11/1974                                           8.49
 9/12/1974                                           8.57
 9/13/1974                                           8.53
 9/16/1974                                           8.45
 9/17/1974                                           8.41
 9/18/1974                                           8.35
 9/19/1974                                           8.30
 9/20/1974                                           8.26
 9/23/1974                                           8.15
 9/24/1974                                           8.16
 9/25/1974                                           8.16
 9/26/1974                                           8.11
 9/27/1974                                           8.07
 9/30/1974                                           8.05
 10/1/1974                                           8.11
 10/2/1974                                           8.13
 10/3/1974                                           8.14
 10/4/1974                                           8.05
 10/7/1974                                           7.98
 10/8/1974                                           7.97
 10/9/1974                                           8.02
10/10/1974                                           7.99
10/11/1974                                           7.93
10/14/1974                                             ND
10/15/1974                                           7.92
10/16/1974                                           7.96
10/17/1974                                           7.98
10/18/1974                                           7.88
10/21/1974                                           7.85
10/22/1974                                           7.86
10/23/1974                                           7.88
10/24/1974                                           7.90
10/25/1974                                           7.92
10/28/1974                                           7.98
10/29/1974                                           7.95
10/30/1974                                           7.95
10/31/1974                                           7.94
 11/1/1974                                           7.95
 11/4/1974                                           7.91
 11/5/1974                                             ND
 11/6/1974                                           7.87
 11/7/1974                                           7.81
 11/8/1974                                           7.79
11/11/1974                                             ND
11/12/1974                                           7.76
11/13/1974                                           7.76
11/14/1974                                           7.70
11/15/1974                                           7.60
11/18/1974                                           7.61
11/19/1974                                           7.60
11/20/1974                                           7.55
11/21/1974                                           7.55
11/22/1974                                           7.54
11/25/1974                                           7.53
11/26/1974                                           7.56
11/27/1974                                           7.56
11/28/1974                                             ND
11/29/1974                                           7.56
 12/2/1974                                           7.60
 12/3/1974                                           7.64
 12/4/1974                                           7.57
 12/5/1974                                           7.52
 12/6/1974                                           7.47
 12/9/1974                                           7.25
12/10/1974                                           7.27
12/11/1974                                           7.22
12/12/1974                                           7.26
12/13/1974                                           7.20
12/16/1974                                           7.21
12/17/1974                                           7.13
12/18/1974                                           7.09
12/19/1974                                           7.10
12/20/1974                                           7.10
12/23/1974                                           7.29
12/24/1974                                           7.33
12/25/1974                                             ND
12/26/1974                                           7.27
12/27/1974                                           7.27
12/30/1974                                           7.34
12/31/1974                                           7.36
  1/1/1975                                             ND
  1/2/1975                                           7.34
  1/3/1975                                           7.36
  1/6/1975                                           7.34
  1/7/1975                                           7.35
  1/8/1975                                           7.32
  1/9/1975                                           7.29
 1/10/1975                                           7.34
 1/13/1975                                           7.40
 1/14/1975                                           7.41
 1/15/1975                                           7.49
 1/16/1975                                           7.48
 1/17/1975                                           7.45
 1/20/1975                                           7.54
 1/21/1975                                           7.48
 1/22/1975                                           7.45
 1/23/1975                                           7.50
 1/24/1975                                           7.45
 1/27/1975                                           7.44
 1/28/1975                                           7.42
 1/29/1975                                           7.38
 1/30/1975                                           7.35
 1/31/1975                                           7.34
  2/3/1975                                           7.25
  2/4/1975                                           7.19
  2/5/1975                                           7.08
  2/6/1975                                           7.11
  2/7/1975                                           7.11
 2/10/1975                                           7.22
 2/11/1975                                           7.19
 2/12/1975                                             ND
 2/13/1975                                           7.19
 2/14/1975                                           7.07
 2/17/1975                                             ND
 2/18/1975                                           7.00
 2/19/1975                                           6.93
 2/20/1975                                           7.00
 2/21/1975                                           7.03
 2/24/1975                                           7.03
 2/25/1975                                           7.13
 2/26/1975                                           7.20
 2/27/1975                                           7.17
 2/28/1975                                           7.13
  3/3/1975                                           7.20
  3/4/1975                                           7.22
  3/5/1975                                           7.14
  3/6/1975                                           7.16
  3/7/1975                                           7.21
 3/10/1975                                           7.25
 3/11/1975                                           7.20
 3/12/1975                                           7.20
 3/13/1975                                           7.19
 3/14/1975                                           7.21
 3/17/1975                                           7.32
 3/18/1975                                           7.31
 3/19/1975                                           7.39
 3/20/1975                                           7.37
 3/21/1975                                           7.40
 3/24/1975                                           7.45
 3/25/1975                                           7.43
 3/26/1975                                           7.46
 3/27/1975                                           7.46
 3/28/1975                                             ND
 3/31/1975                                           7.50
  4/1/1975                                           7.65
  4/2/1975                                           7.82
  4/3/1975                                           7.83
  4/4/1975                                           7.84
  4/7/1975                                           8.06
  4/8/1975                                           7.97
  4/9/1975                                           7.93
 4/10/1975                                           7.97
 4/11/1975                                           7.96
 4/14/1975                                           7.90
 4/15/1975                                           7.90
 4/16/1975                                           7.90
 4/17/1975                                           7.99
 4/18/1975                                           8.05
 4/21/1975                                           8.16
 4/22/1975                                           8.13
 4/23/1975                                           8.09
 4/24/1975                                           8.07
 4/25/1975                                           8.07
 4/28/1975                                           8.17
 4/29/1975                                           8.12
 4/30/1975                                           8.12
  5/1/1975                                           8.13
  5/2/1975                                           7.86
  5/5/1975                                           7.83
  5/6/1975                                           7.89
  5/7/1975                                           7.82
  5/8/1975                                           7.78
  5/9/1975                                           7.79
 5/12/1975                                           7.74
 5/13/1975                                           7.70
 5/14/1975                                           7.64
 5/15/1975                                           7.68
 5/16/1975                                           7.64
 5/19/1975                                           7.62
 5/20/1975                                           7.59
 5/21/1975                                           7.60
 5/22/1975                                           7.63
 5/23/1975                                           7.61
 5/26/1975                                             ND
 5/27/1975                                           7.60
 5/28/1975                                           7.64
 5/29/1975                                           7.72
 5/30/1975                                           7.61
  6/2/1975                                           7.62
  6/3/1975                                           7.62
  6/4/1975                                           7.57
  6/5/1975                                           7.52
  6/6/1975                                           7.48
  6/9/1975                                           7.36
 6/10/1975                                           7.35
 6/11/1975                                           7.23
 6/12/1975                                           7.24
 6/13/1975                                           7.22
 6/16/1975                                           7.21
 6/17/1975                                           7.30
 6/18/1975                                           7.41
 6/19/1975                                           7.44
 6/20/1975                                           7.62
 6/23/1975                                           7.64
 6/24/1975                                           7.64
 6/25/1975                                           7.83
 6/26/1975                                           7.85
 6/27/1975                                           7.78
 6/30/1975                                           7.82
  7/1/1975                                           7.85
  7/2/1975                                           7.88
  7/3/1975                                           7.94
  7/4/1975                                             ND
  7/7/1975                                           7.93
  7/8/1975                                           7.86
  7/9/1975                                           7.88
 7/10/1975                                           7.92
 7/11/1975                                           7.82
 7/14/1975                                           7.77
 7/15/1975                                           7.82
 7/16/1975                                           7.89
 7/17/1975                                           7.88
 7/18/1975                                           7.92
 7/21/1975                                           7.97
 7/22/1975                                           7.98
 7/23/1975                                           7.96
 7/24/1975                                           7.96
 7/25/1975                                           8.00
 7/28/1975                                           7.98
 7/29/1975                                           8.00
 7/30/1975                                           8.03
 7/31/1975                                           8.07
  8/1/1975                                           8.18
  8/4/1975                                           8.26
  8/5/1975                                           8.28
  8/6/1975                                           8.29
  8/7/1975                                           8.40
  8/8/1975                                           8.32
 8/11/1975                                           8.25
 8/12/1975                                           8.34
 8/13/1975                                           8.33
 8/14/1975                                           8.39
 8/15/1975                                           8.44
 8/18/1975                                           8.40
 8/19/1975                                           8.36
 8/20/1975                                           8.38
 8/21/1975                                           8.46
 8/22/1975                                           8.40
 8/25/1975                                           8.42
 8/26/1975                                           8.34
 8/27/1975                                           8.27
 8/28/1975                                           8.22
 8/29/1975                                           8.16
  9/1/1975                                             ND
  9/2/1975                                           8.20
  9/3/1975                                           8.21
  9/4/1975                                           8.22
  9/5/1975                                           8.31
  9/8/1975                                           8.31
  9/9/1975                                           8.35
 9/10/1975                                           8.41
 9/11/1975                                           8.52
 9/12/1975                                           8.53
 9/15/1975                                           8.56
 9/16/1975                                           8.56
 9/17/1975                                           8.48
 9/18/1975                                           8.45
 9/19/1975                                           8.34
 9/22/1975                                           8.22
 9/23/1975                                           8.27
 9/24/1975                                           8.22
 9/25/1975                                           8.30
 9/26/1975                                           8.40
 9/29/1975                                           8.40
 9/30/1975                                           8.42
 10/1/1975                                           8.40
 10/2/1975                                           8.35
 10/3/1975                                           8.13
 10/6/1975                                           8.12
 10/7/1975                                           8.19
 10/8/1975                                           8.18
 10/9/1975                                           8.15
10/10/1975                                           8.04
10/13/1975                                             ND
10/14/1975                                           8.10
10/15/1975                                           8.10
10/16/1975                                           7.91
10/17/1975                                           7.92
10/20/1975                                           7.92
10/21/1975                                           7.87
10/22/1975                                           7.87
10/23/1975                                           7.77
10/24/1975                                           7.79
10/27/1975                                           7.82
10/28/1975                                           7.80
10/29/1975                                           7.72
10/30/1975                                           7.62
10/31/1975                                           7.66
 11/3/1975                                           7.75
 11/4/1975                                             ND
 11/5/1975                                           7.65
 11/6/1975                                           7.69
 11/7/1975                                           7.59
11/10/1975                                           7.54
11/11/1975                                             ND
11/12/1975                                           7.62
11/13/1975                                           7.68
11/14/1975                                           7.84
11/17/1975                                           7.87
11/18/1975                                           7.91
11/19/1975                                           7.94
11/20/1975                                           7.88
11/21/1975                                           8.01
11/24/1975                                           7.90
11/25/1975                                           7.93
11/26/1975                                           7.92
11/27/1975                                             ND
11/28/1975                                           7.90
 12/1/1975                                           7.87
 12/2/1975                                           7.86
 12/3/1975                                           7.84
 12/4/1975                                           7.89
 12/5/1975                                           7.88
 12/8/1975                                           7.97
 12/9/1975                                           8.00
12/10/1975                                           8.00
12/11/1975                                           7.94
12/12/1975                                           7.91
12/15/1975                                           7.87
12/16/1975                                           7.82
12/17/1975                                           7.70
12/18/1975                                           7.73
12/19/1975                                           7.61
12/22/1975                                           7.64
12/23/1975                                           7.62
12/24/1975                                           7.59
12/25/1975                                             ND
12/26/1975                                           7.48
12/29/1975                                           7.51
12/30/1975                                           7.46
12/31/1975                                           7.50
  1/1/1976                                             ND
  1/2/1976                                           7.54
  1/5/1976                                           7.50
  1/6/1976                                           7.41
  1/7/1976                                           7.43
  1/8/1976                                           7.47
  1/9/1976                                           7.37
 1/12/1976                                           7.34
 1/13/1976                                           7.34
 1/14/1976                                           7.41
 1/15/1976                                           7.47
 1/16/1976                                           7.53
 1/19/1976                                           7.46
 1/20/1976                                           7.52
 1/21/1976                                           7.48
 1/22/1976                                           7.51
 1/23/1976                                           7.45
 1/26/1976                                           7.47
 1/27/1976                                           7.48
 1/28/1976                                           7.52
 1/29/1976                                           7.46
 1/30/1976                                           7.43
  2/2/1976                                           7.44
  2/3/1976                                           7.46
  2/4/1976                                           7.50
  2/5/1976                                           7.47
  2/6/1976                                           7.49
  2/9/1976                                           7.47
 2/10/1976                                           7.49
 2/11/1976                                           7.50
 2/12/1976                                             ND
 2/13/1976                                           7.50
 2/16/1976                                             ND
 2/17/1976                                           7.44
 2/18/1976                                           7.47
 2/19/1976                                           7.45
 2/20/1976                                           7.41
 2/23/1976                                           7.39
 2/24/1976                                           7.39
 2/25/1976                                           7.37
 2/26/1976                                           7.37
 2/27/1976                                           7.46
  3/1/1976                                           7.57
  3/2/1976                                           7.53
  3/3/1976                                           7.56
  3/4/1976                                           7.61
  3/5/1976                                           7.56
  3/8/1976                                           7.54
  3/9/1976                                           7.56
 3/10/1976                                           7.56
 3/11/1976                                           7.56
 3/12/1976                                           7.50
 3/15/1976                                           7.52
 3/16/1976                                           7.54
 3/17/1976                                           7.52
 3/18/1976                                           7.48
 3/19/1976                                           7.49
 3/22/1976                                           7.43
 3/23/1976                                           7.41
 3/24/1976                                           7.40
 3/25/1976                                           7.38
 3/26/1976                                           7.38
 3/29/1976                                           7.37
 3/30/1976                                           7.40
 3/31/1976                                           7.39
  4/1/1976                                           7.44
  4/2/1976                                           7.38
  4/5/1976                                           7.34
  4/6/1976                                           7.31
  4/7/1976                                           7.29
  4/8/1976                                           7.24
  4/9/1976                                           7.23
 4/12/1976                                           7.20
 4/13/1976                                           7.16
 4/14/1976                                           7.14
 4/15/1976                                           7.14
 4/16/1976                                             ND
 4/19/1976                                           7.18
 4/20/1976                                           7.17
 4/21/1976                                           7.12
 4/22/1976                                           7.19
 4/23/1976                                           7.31
 4/26/1976                                           7.30
 4/27/1976                                           7.31
 4/28/1976                                           7.28
 4/29/1976                                           7.25
 4/30/1976                                           7.34
  5/3/1976                                           7.36
  5/4/1976                                           7.31
  5/5/1976                                           7.34
  5/6/1976                                           7.37
  5/7/1976                                           7.45
 5/10/1976                                           7.51
 5/11/1976                                           7.52
 5/12/1976                                           7.54
 5/13/1976                                           7.53
 5/14/1976                                           7.59
 5/17/1976                                           7.63
 5/18/1976                                           7.63
 5/19/1976                                           7.64
 5/20/1976                                           7.71
 5/21/1976                                           7.81
 5/24/1976                                           7.76
 5/25/1976                                           7.72
 5/26/1976                                           7.78
 5/27/1976                                           7.82
 5/28/1976                                           7.78
 5/31/1976                                             ND
  6/1/1976                                           7.71
  6/2/1976                                           7.74
  6/3/1976                                           7.75
  6/4/1976                                           7.67
  6/7/1976                                           7.64
  6/8/1976                                           7.67
  6/9/1976                                           7.66
 6/10/1976                                           7.61
 6/11/1976                                           7.58
 6/14/1976                                           7.56
 6/15/1976                                           7.59
 6/16/1976                                           7.62
 6/17/1976                                           7.60
 6/18/1976                                           7.54
 6/21/1976                                           7.51
 6/22/1976                                           7.53
 6/23/1976                                           7.53
 6/24/1976                                           7.53
 6/25/1976                                           7.56
 6/28/1976                                           7.58
 6/29/1976                                           7.59
 6/30/1976                                           7.58
  7/1/1976                                           7.59
  7/2/1976                                           7.57
  7/5/1976                                             ND
  7/6/1976                                           7.55
  7/7/1976                                           7.57
  7/8/1976                                           7.52
  7/9/1976                                           7.45
 7/12/1976                                           7.40
 7/13/1976                                           7.42
 7/14/1976                                           7.43
 7/15/1976                                           7.38
 7/16/1976                                           7.47
 7/19/1976                                           7.51
 7/20/1976                                           7.52
 7/21/1976                                           7.51
 7/22/1976                                           7.52
 7/23/1976                                           7.50
 7/26/1976                                           7.51
 7/27/1976                                           7.44
 7/28/1976                                           7.48
 7/29/1976                                           7.43
 7/30/1976                                           7.47
  8/2/1976                                           7.54
  8/3/1976                                           7.50
  8/4/1976                                           7.45
  8/5/1976                                           7.40
  8/6/1976                                           7.37
  8/9/1976                                           7.38
 8/10/1976                                           7.37
 8/11/1976                                           7.33
 8/12/1976                                           7.33
 8/13/1976                                           7.28
 8/16/1976                                           7.23
 8/17/1976                                           7.26
 8/18/1976                                           7.26
 8/19/1976                                           7.29
 8/20/1976                                           7.28
 8/23/1976                                           7.23
 8/24/1976                                           7.22
 8/25/1976                                           7.19
 8/26/1976                                           7.19
 8/27/1976                                           7.26
 8/30/1976                                           7.23
 8/31/1976                                           7.16
  9/1/1976                                           7.14
  9/2/1976                                           7.18
  9/3/1976                                           7.16
  9/6/1976                                             ND
  9/7/1976                                           7.15
  9/8/1976                                           7.16
  9/9/1976                                           7.19
 9/10/1976                                           7.17
 9/13/1976                                           7.20
 9/14/1976                                           7.18
 9/15/1976                                           7.17
 9/16/1976                                           7.13
 9/17/1976                                           7.04
 9/20/1976                                           7.07
 9/21/1976                                           7.06
 9/22/1976                                           7.09
 9/23/1976                                           7.09
 9/24/1976                                           7.18
 9/27/1976                                           7.14
 9/28/1976                                           7.09
 9/29/1976                                           7.08
 9/30/1976                                           7.05
 10/1/1976                                           6.95
 10/4/1976                                           6.94
 10/5/1976                                           6.94
 10/6/1976                                           6.88
 10/7/1976                                           6.86
 10/8/1976                                           6.71
10/11/1976                                             ND
10/12/1976                                           6.64
10/13/1976                                           6.66
10/14/1976                                           6.63
10/15/1976                                           6.55
10/18/1976                                           6.55
10/19/1976                                           6.60
10/20/1976                                           6.64
10/21/1976                                           6.67
10/22/1976                                           6.78
10/25/1976                                           6.87
10/26/1976                                           6.83
10/27/1976                                           6.80
10/28/1976                                           6.76
10/29/1976                                           6.78
 11/1/1976                                           6.70
 11/2/1976                                             ND
 11/3/1976                                           6.79
 11/4/1976                                           6.72
 11/5/1976                                           6.75
 11/8/1976                                           6.82
 11/9/1976                                           6.82
11/10/1976                                           6.78
11/11/1976                                             ND
11/12/1976                                           6.73
11/15/1976                                           6.70
11/16/1976                                           6.60
11/17/1976                                           6.56
11/18/1976                                           6.59
11/19/1976                                           6.44
11/22/1976                                           6.30
11/23/1976                                           6.28
11/24/1976                                           6.23
11/25/1976                                             ND
11/26/1976                                           5.99
11/29/1976                                           6.02
11/30/1976                                           6.05
 12/1/1976                                           6.02
 12/2/1976                                           6.00
 12/3/1976                                           6.03
 12/6/1976                                           6.05
 12/7/1976                                           6.09
 12/8/1976                                           6.13
 12/9/1976                                           6.14
12/10/1976                                           6.02
12/13/1976                                           6.16
12/14/1976                                           6.13
12/15/1976                                           6.14
12/16/1976                                           6.14
12/17/1976                                           6.11
12/20/1976                                           6.08
12/21/1976                                           6.14
12/22/1976                                           6.12
12/23/1976                                           6.11
12/24/1976                                             ND
12/27/1976                                           6.13
12/28/1976                                           6.15
12/29/1976                                           6.16
12/30/1976                                           6.12
12/31/1976                                           6.13
  1/3/1977                                           6.16
  1/4/1977                                           6.19
  1/5/1977                                           6.18
  1/6/1977                                           6.23
  1/7/1977                                           6.42
 1/10/1977                                           6.60
 1/11/1977                                           6.68
 1/12/1977                                           6.60
 1/13/1977                                           6.50
 1/14/1977                                           6.59
 1/17/1977                                           6.60
 1/18/1977                                           6.70
 1/19/1977                                           6.64
 1/20/1977                                           6.64
 1/21/1977                                           6.68
 1/24/1977                                           6.77
 1/25/1977                                           6.74
 1/26/1977                                           6.76
 1/27/1977                                           6.88
 1/28/1977                                           6.86
 1/31/1977                                           6.83
  2/1/1977                                           6.91
  2/2/1977                                           7.02
  2/3/1977                                           6.93
  2/4/1977                                           6.70
  2/7/1977                                           6.75
  2/8/1977                                           6.76
  2/9/1977                                           6.73
 2/10/1977                                           6.76
 2/11/1977                                           6.76
 2/14/1977                                           6.76
 2/15/1977                                           6.72
 2/16/1977                                           6.70
 2/17/1977                                           6.67
 2/18/1977                                           6.82
 2/21/1977                                             ND
 2/22/1977                                           6.84
 2/23/1977                                           6.95
 2/24/1977                                           7.02
 2/25/1977                                           6.99
 2/28/1977                                           6.98
  3/1/1977                                           6.99
  3/2/1977                                           6.93
  3/3/1977                                           6.90
  3/4/1977                                           6.98
  3/7/1977                                           6.99
  3/8/1977                                           6.99
  3/9/1977                                           6.97
 3/10/1977                                           6.95
 3/11/1977                                           6.90
 3/14/1977                                           6.89
 3/15/1977                                           6.87
 3/16/1977                                           6.90
 3/17/1977                                           6.94
 3/18/1977                                           6.90
 3/21/1977                                           6.88
 3/22/1977                                           6.87
 3/23/1977                                           6.88
 3/24/1977                                           6.90
 3/25/1977                                           6.94
 3/28/1977                                           6.96
 3/29/1977                                           6.93
 3/30/1977                                           6.95
 3/31/1977                                           6.94
  4/1/1977                                           6.92
  4/4/1977                                           6.94
  4/5/1977                                           6.95
  4/6/1977                                           6.95
  4/7/1977                                           6.93
  4/8/1977                                             ND
 4/11/1977                                           6.84
 4/12/1977                                           6.83
 4/13/1977                                           6.81
 4/14/1977                                           6.56
 4/15/1977                                           6.60
 4/18/1977                                           6.61
 4/19/1977                                           6.66
 4/20/1977                                           6.71
 4/21/1977                                           6.72
 4/22/1977                                           6.80
 4/25/1977                                           6.82
 4/26/1977                                           6.76
 4/27/1977                                           6.75
 4/28/1977                                           6.78
 4/29/1977                                           6.90
  5/2/1977                                           6.94
  5/3/1977                                           6.90
  5/4/1977                                           6.89
  5/5/1977                                           6.94
  5/6/1977                                           7.00
  5/9/1977                                           6.97
 5/10/1977                                           6.99
 5/11/1977                                           7.03
 5/12/1977                                           6.98
 5/13/1977                                           6.94
 5/16/1977                                           6.92
 5/17/1977                                           6.91
 5/18/1977                                           6.89
 5/19/1977                                           7.00
 5/20/1977                                           7.01
 5/23/1977                                           6.99
 5/24/1977                                           6.93
 5/25/1977                                           6.88
 5/26/1977                                           6.86
 5/27/1977                                           6.88
 5/30/1977                                             ND
 5/31/1977                                           6.87
  6/1/1977                                           6.87
  6/2/1977                                           6.87
  6/3/1977                                           6.86
  6/6/1977                                           6.87
  6/7/1977                                           6.85
  6/8/1977                                           6.84
  6/9/1977                                           6.85
 6/10/1977                                           6.78
 6/13/1977                                           6.74
 6/14/1977                                           6.68
 6/15/1977                                           6.73
 6/16/1977                                           6.74
 6/17/1977                                           6.72
 6/20/1977                                           6.74
 6/21/1977                                           6.74
 6/22/1977                                           6.70
 6/23/1977                                           6.72
 6/24/1977                                           6.68
 6/27/1977                                           6.65
 6/28/1977                                           6.64
 6/29/1977                                           6.68
 6/30/1977                                           6.70
  7/1/1977                                           6.71
  7/4/1977                                             ND
  7/5/1977                                           6.75
  7/6/1977                                           6.78
  7/7/1977                                           6.78
  7/8/1977                                           6.82
 7/11/1977                                           6.83
 7/12/1977                                           6.81
 7/13/1977                                           6.75
 7/14/1977                                             ND
 7/15/1977                                           6.82
 7/18/1977                                           6.84
 7/19/1977                                           6.83
 7/20/1977                                           6.85
 7/21/1977                                           6.89
 7/22/1977                                           6.88
 7/25/1977                                           6.86
 7/26/1977                                           6.86
 7/27/1977                                           6.94
 7/28/1977                                           7.01
 7/29/1977                                           7.03
  8/1/1977                                           7.02
  8/2/1977                                           7.05
  8/3/1977                                           7.02
  8/4/1977                                           7.05
  8/5/1977                                           7.02
  8/8/1977                                           7.01
  8/9/1977                                           7.06
 8/10/1977                                           7.07
 8/11/1977                                           7.08
 8/12/1977                                           7.10
 8/15/1977                                           7.11
 8/16/1977                                           7.12
 8/17/1977                                           7.08
 8/18/1977                                           7.06
 8/19/1977                                           7.04
 8/22/1977                                           7.05
 8/23/1977                                           7.02
 8/24/1977                                           7.01
 8/25/1977                                           6.98
 8/26/1977                                           6.93
 8/29/1977                                           6.90
 8/30/1977                                           6.93
 8/31/1977                                           6.94
  9/1/1977                                           6.97
  9/2/1977                                           6.93
  9/5/1977                                             ND
  9/6/1977                                           6.90
  9/7/1977                                           6.95
  9/8/1977                                           6.96
  9/9/1977                                           7.09
 9/12/1977                                           7.10
 9/13/1977                                           7.06
 9/14/1977                                           7.05
 9/15/1977                                           7.04
 9/16/1977                                           7.02
 9/19/1977                                           7.02
 9/20/1977                                           7.04
 9/21/1977                                           7.05
 9/22/1977                                           7.08
 9/23/1977                                           7.09
 9/26/1977                                           7.14
 9/27/1977                                           7.07
 9/28/1977                                           7.08
 9/29/1977                                           7.10
 9/30/1977                                           7.11
 10/3/1977                                           7.13
 10/4/1977                                           7.15
 10/5/1977                                           7.16
 10/6/1977                                           7.23
 10/7/1977                                           7.25
10/10/1977                                             ND
10/11/1977                                           7.30
10/12/1977                                           7.34
10/13/1977                                           7.34
10/14/1977                                           7.31
10/17/1977                                           7.33
10/18/1977                                           7.36
10/19/1977                                           7.35
10/20/1977                                           7.36
10/21/1977                                           7.39
10/24/1977                                           7.39
10/25/1977                                           7.41
10/26/1977                                           7.40
10/27/1977                                           7.38
10/28/1977                                           7.38
10/31/1977                                           7.44
 11/1/1977                                           7.47
 11/2/1977                                           7.47
 11/3/1977                                           7.45
 11/4/1977                                           7.42
 11/7/1977                                           7.40
 11/8/1977                                             ND
 11/9/1977                                           7.35
11/10/1977                                           7.34
11/11/1977                                             ND
11/14/1977                                           7.24
11/15/1977                                           7.26
11/16/1977                                           7.28
11/17/1977                                           7.28
11/18/1977                                           7.28
11/21/1977                                           7.30
11/22/1977                                           7.30
11/23/1977                                           7.30
11/24/1977                                             ND
11/25/1977                                           7.31
11/28/1977                                           7.31
11/29/1977                                           7.32
11/30/1977                                           7.36
 12/1/1977                                           7.38
 12/2/1977                                           7.40
 12/5/1977                                           7.40
 12/6/1977                                           7.44
 12/7/1977                                           7.45
 12/8/1977                                           7.46
 12/9/1977                                           7.45
12/12/1977                                           7.46
12/13/1977                                           7.46
12/14/1977                                           7.46
12/15/1977                                           7.46
12/16/1977                                           7.44
12/19/1977                                           7.48
12/20/1977                                           7.50
12/21/1977                                           7.48
12/22/1977                                           7.52
12/23/1977                                           7.55
12/26/1977                                             ND
12/27/1977                                           7.57
12/28/1977                                           7.57
12/29/1977                                           7.58
12/30/1977                                           7.54
  1/2/1978                                             ND
  1/3/1978                                           7.58
  1/4/1978                                           7.58
  1/5/1978                                           7.58
  1/6/1978                                           7.60
  1/9/1978                                           7.86
 1/10/1978                                           7.85
 1/11/1978                                           7.87
 1/12/1978                                           7.87
 1/13/1978                                           7.82
 1/16/1978                                           7.82
 1/17/1978                                           7.81
 1/18/1978                                           7.81
 1/19/1978                                           7.81
 1/20/1978                                           7.81
 1/23/1978                                           7.78
 1/24/1978                                           7.80
 1/25/1978                                           7.82
 1/26/1978                                           7.78
 1/27/1978                                           7.77
 1/30/1978                                           7.75
 1/31/1978                                           7.72
  2/1/1978                                           7.74
  2/2/1978                                           7.75
  2/3/1978                                           7.75
  2/6/1978                                           7.78
  2/7/1978                                           7.77
  2/8/1978                                           7.79
  2/9/1978                                           7.80
 2/10/1978                                           7.81
 2/13/1978                                             ND
 2/14/1978                                           7.84
 2/15/1978                                           7.87
 2/16/1978                                           7.90
 2/17/1978                                           7.88
 2/20/1978                                             ND
 2/21/1978                                           7.89
 2/22/1978                                           7.91
 2/23/1978                                           7.90
 2/24/1978                                           7.88
 2/27/1978                                           7.86
 2/28/1978                                           7.86
  3/1/1978                                           7.87
  3/2/1978                                           7.87
  3/3/1978                                           7.87
  3/6/1978                                           7.87
  3/7/1978                                           7.85
  3/8/1978                                           7.85
  3/9/1978                                           7.85
 3/10/1978                                           7.82
 3/13/1978                                           7.82
 3/14/1978                                           7.81
 3/15/1978                                           7.81
 3/16/1978                                           7.82
 3/17/1978                                           7.81
 3/20/1978                                           7.78
 3/21/1978                                           7.79
 3/22/1978                                           7.81
 3/23/1978                                           7.86
 3/24/1978                                             ND
 3/27/1978                                           7.91
 3/28/1978                                           7.94
 3/29/1978                                           7.94
 3/30/1978                                           7.95
 3/31/1978                                           7.97
  4/3/1978                                           7.96
  4/4/1978                                           7.95
  4/5/1978                                           7.97
  4/6/1978                                           7.98
  4/7/1978                                           7.97
 4/10/1978                                           7.98
 4/11/1978                                           7.97
 4/12/1978                                           7.97
 4/13/1978                                           7.95
 4/14/1978                                           7.90
 4/17/1978                                           7.88
 4/18/1978                                           7.89
 4/19/1978                                           7.99
 4/20/1978                                           8.01
 4/21/1978                                           8.02
 4/24/1978                                           8.03
 4/25/1978                                           8.02
 4/26/1978                                           8.05
 4/27/1978                                           8.07
 4/28/1978                                           8.09
  5/1/1978                                           8.08
  5/2/1978                                           8.09
  5/3/1978                                           8.08
  5/4/1978                                           8.07
  5/5/1978                                           8.15
  5/8/1978                                           8.17
  5/9/1978                                           8.16
 5/10/1978                                           8.16
 5/11/1978                                           8.17
 5/12/1978                                           8.20
 5/15/1978                                           8.17
 5/16/1978                                           8.15
 5/17/1978                                           8.14
 5/18/1978                                           8.19
 5/19/1978                                           8.22
 5/22/1978                                           8.22
 5/23/1978                                           8.22
 5/24/1978                                           8.24
 5/25/1978                                           8.26
 5/26/1978                                           8.27
 5/29/1978                                             ND
 5/30/1978                                             ND
 5/31/1978                                           8.28
  6/1/1978                                           8.27
  6/2/1978                                           8.27
  6/5/1978                                           8.25
  6/6/1978                                           8.24
  6/7/1978                                           8.24
  6/8/1978                                           8.25
  6/9/1978                                           8.27
 6/12/1978                                           8.28
 6/13/1978                                           8.28
 6/14/1978                                           8.28
 6/15/1978                                           8.28
 6/16/1978                                           8.32
 6/19/1978                                           8.34
 6/20/1978                                           8.42
 6/21/1978                                           8.46
 6/22/1978                                           8.45
 6/23/1978                                           8.47
 6/26/1978                                           8.50
 6/27/1978                                           8.50
 6/28/1978                                           8.48
 6/29/1978                                           8.46
 6/30/1978                                           8.50
  7/3/1978                                           8.48
  7/4/1978                                             ND
  7/5/1978                                           8.50
  7/6/1978                                           8.50
  7/7/1978                                           8.52
 7/10/1978                                           8.56
 7/11/1978                                           8.56
 7/12/1978                                           8.56
 7/13/1978                                           8.57
 7/14/1978                                           8.57
 7/17/1978                                           8.55
 7/18/1978                                           8.54
 7/19/1978                                           8.54
 7/20/1978                                           8.57
 7/21/1978                                           8.58
 7/24/1978                                           8.59
 7/25/1978                                           8.59
 7/26/1978                                           8.56
 7/27/1978                                           8.48
 7/28/1978                                           8.45
 7/31/1978                                           8.46
  8/1/1978                                           8.44
  8/2/1978                                           8.35
  8/3/1978                                           8.30
  8/4/1978                                           8.26
  8/7/1978                                           8.24
  8/8/1978                                           8.24
  8/9/1978                                           8.20
 8/10/1978                                           8.30
 8/11/1978                                           8.28
 8/14/1978                                           8.29
 8/15/1978                                           8.30
 8/16/1978                                           8.44
 8/17/1978                                           8.40
 8/18/1978                                           8.40
 8/21/1978                                           8.39
 8/22/1978                                           8.38
 8/23/1978                                           8.31
 8/24/1978                                           8.33
 8/25/1978                                           8.32
 8/28/1978                                           8.30
 8/29/1978                                           8.37
 8/30/1978                                           8.42
 8/31/1978                                           8.42
  9/1/1978                                           8.42
  9/4/1978                                             ND
  9/5/1978                                           8.38
  9/6/1978                                           8.38
  9/7/1978                                           8.36
  9/8/1978                                           8.37
 9/11/1978                                           8.33
 9/12/1978                                           8.35
 9/13/1978                                           8.34
 9/14/1978                                           8.36
 9/15/1978                                           8.39
 9/18/1978                                           8.41
 9/19/1978                                           8.44
 9/20/1978                                           8.46
 9/21/1978                                           8.48
 9/22/1978                                           8.50
 9/25/1978                                           8.54
 9/26/1978                                           8.51
 9/27/1978                                           8.52
 9/28/1978                                           8.51
 9/29/1978                                           8.50
 10/2/1978                                           8.53
 10/3/1978                                           8.52
 10/4/1978                                           8.53
 10/5/1978                                           8.53
 10/6/1978                                           8.51
 10/9/1978                                             ND
10/10/1978                                           8.50
10/11/1978                                           8.51
10/12/1978                                           8.47
10/13/1978                                           8.47
10/16/1978                                           8.57
10/17/1978                                           8.57
10/18/1978                                           8.58
10/19/1978                                           8.60
10/20/1978                                           8.62
10/23/1978                                           8.62
10/24/1978                                           8.60
10/25/1978                                           8.62
10/26/1978                                           8.69
10/27/1978                                           8.78
10/30/1978                                           8.93
10/31/1978                                           9.16
 11/1/1978                                           8.77
 11/2/1978                                           8.78
 11/3/1978                                           8.80
 11/6/1978                                           8.85
 11/7/1978                                             ND
 11/8/1978                                           8.87
 11/9/1978                                           8.88
11/10/1978                                           8.85
11/13/1978                                           8.86
11/14/1978                                           8.84
11/15/1978                                           8.76
11/16/1978                                           8.71
11/17/1978                                           8.72
11/20/1978                                           8.74
11/21/1978                                           8.77
11/22/1978                                           8.77
11/23/1978                                             ND
11/24/1978                                           8.94
11/27/1978                                           8.96
11/28/1978                                           8.96
11/29/1978                                           8.93
11/30/1978                                           8.94
 12/1/1978                                           8.81
 12/4/1978                                           8.85
 12/5/1978                                           8.87
 12/6/1978                                           8.88
 12/7/1978                                           8.92
 12/8/1978                                           8.93
12/11/1978                                           8.93
12/12/1978                                           8.92
12/13/1978                                           8.98
12/14/1978                                           8.98
12/15/1978                                           9.05
12/18/1978                                           9.17
12/19/1978                                           9.17
12/20/1978                                           9.26
12/21/1978                                           9.35
12/22/1978                                           9.32
12/25/1978                                             ND
12/26/1978                                           9.32
12/27/1978                                           9.31
12/28/1978                                           9.34
12/29/1978                                           9.32
  1/1/1979                                             ND
  1/2/1979                                           9.33
  1/3/1979                                           9.33
  1/4/1979                                           9.27
  1/5/1979                                           9.28
  1/8/1979                                           9.31
  1/9/1979                                           9.30
 1/10/1979                                           9.30
 1/11/1979                                           9.30
 1/12/1979                                           9.28
 1/15/1979                                           9.27
 1/16/1979                                           9.26
 1/17/1979                                           9.28
 1/18/1979                                           9.27
 1/19/1979                                           9.24
 1/22/1979                                           9.20
 1/23/1979                                           9.16
 1/24/1979                                           9.16
 1/25/1979                                           9.01
 1/26/1979                                           8.98
 1/29/1979                                           9.00
 1/30/1979                                           8.98
 1/31/1979                                           8.95
  2/1/1979                                           8.95
  2/2/1979                                           8.84
  2/5/1979                                           8.92
  2/6/1979                                           9.00
  2/7/1979                                           9.11
  2/8/1979                                           9.11
  2/9/1979                                           9.12
 2/12/1979                                             ND
 2/13/1979                                           9.12
 2/14/1979                                           9.13
 2/15/1979                                           9.13
 2/16/1979                                           9.14
 2/19/1979                                             ND
 2/20/1979                                           9.17
 2/21/1979                                           9.20
 2/22/1979                                           9.29
 2/23/1979                                           9.31
 2/26/1979                                           9.28
 2/27/1979                                           9.30
 2/28/1979                                           9.29
  3/1/1979                                           9.28
  3/2/1979                                           9.26
  3/5/1979                                           9.22
  3/6/1979                                           9.20
  3/7/1979                                           9.18
  3/8/1979                                           9.18
  3/9/1979                                           9.20
 3/12/1979                                           9.18
 3/13/1979                                           9.20
 3/14/1979                                           9.21
 3/15/1979                                           9.21
 3/16/1979                                           9.22
 3/19/1979                                           9.21
 3/20/1979                                           9.21
 3/21/1979                                           9.21
 3/22/1979                                           9.20
 3/23/1979                                           9.20
 3/26/1979                                           9.20
 3/27/1979                                           9.18
 3/28/1979                                           9.16
 3/29/1979                                           9.15
 3/30/1979                                           9.19
  4/2/1979                                           9.20
  4/3/1979                                           9.19
  4/4/1979                                           9.18
  4/5/1979                                           9.15
  4/6/1979                                           9.19
  4/9/1979                                           9.23
 4/10/1979                                           9.27
 4/11/1979                                           9.30
 4/12/1979                                           9.30
 4/13/1979                                             ND
 4/16/1979                                           9.29
 4/17/1979                                           9.24
 4/18/1979                                           9.22
 4/19/1979                                           9.20
 4/20/1979                                           9.26
 4/23/1979                                           9.26
 4/24/1979                                           9.29
 4/25/1979                                           9.26
 4/26/1979                                           9.28
 4/27/1979                                           9.33
 4/30/1979                                           9.35
  5/1/1979                                           9.35
  5/2/1979                                           9.34
  5/3/1979                                           9.36
  5/4/1979                                           9.38
  5/7/1979                                           9.36
  5/8/1979                                           9.36
  5/9/1979                                           9.35
 5/10/1979                                           9.37
 5/11/1979                                           9.33
 5/14/1979                                           9.30
 5/15/1979                                           9.32
 5/16/1979                                           9.30
 5/17/1979                                           9.22
 5/18/1979                                           9.20
 5/21/1979                                           9.22
 5/22/1979                                           9.14
 5/23/1979                                           9.05
 5/24/1979                                           9.02
 5/25/1979                                           8.98
 5/28/1979                                             ND
 5/29/1979                                           8.99
 5/30/1979                                             ND
 5/31/1979                                           9.04
  6/1/1979                                           9.01
  6/4/1979                                           9.01
  6/5/1979                                           8.97
  6/6/1979                                           8.91
  6/7/1979                                           8.82
  6/8/1979                                           8.84
 6/11/1979                                           8.87
 6/12/1979                                           8.71
 6/13/1979                                           8.75
 6/14/1979                                           8.79
 6/15/1979                                           8.90
 6/18/1979                                           8.86
 6/19/1979                                           8.88
 6/20/1979                                           8.87
 6/21/1979                                           8.88
 6/22/1979                                           8.94
 6/25/1979                                           8.89
 6/26/1979                                           8.76
 6/27/1979                                           8.72
 6/28/1979                                           8.71
 6/29/1979                                           8.74
  7/2/1979                                           8.70
  7/3/1979                                           8.71
  7/4/1979                                             ND
  7/5/1979                                           8.73
  7/6/1979                                           8.78
  7/9/1979                                           8.82
 7/10/1979                                           8.85
 7/11/1979                                           8.88
 7/12/1979                                           8.88
 7/13/1979                                           8.88
 7/16/1979                                           8.92
 7/17/1979                                           8.93
 7/18/1979                                           8.93
 7/19/1979                                           8.96
 7/20/1979                                           8.96
 7/23/1979                                           8.98
 7/24/1979                                           9.01
 7/25/1979                                           8.98
 7/26/1979                                           8.94
 7/27/1979                                           9.01
 7/30/1979                                           9.01
 7/31/1979                                           8.99
  8/1/1979                                           8.96
  8/2/1979                                           8.90
  8/3/1979                                           8.92
  8/6/1979                                           8.90
  8/7/1979                                           8.90
  8/8/1979                                           8.92
  8/9/1979                                           8.96
 8/10/1979                                           8.99
 8/13/1979                                           9.00
 8/14/1979                                           8.98
 8/15/1979                                           9.02
 8/16/1979                                           9.02
 8/17/1979                                           9.03
 8/20/1979                                           9.05
 8/21/1979                                           9.09
 8/22/1979                                           9.11
 8/23/1979                                           9.11
 8/24/1979                                           9.19
 8/27/1979                                           9.18
 8/28/1979                                           9.23
 8/29/1979                                           9.25
 8/30/1979                                           9.32
 8/31/1979                                           9.36
  9/3/1979                                             ND
  9/4/1979                                           9.42
  9/5/1979                                           9.42
  9/6/1979                                           9.42
  9/7/1979                                           9.41
 9/10/1979                                           9.42
 9/11/1979                                           9.27
 9/12/1979                                           9.36
 9/13/1979                                           9.41
 9/14/1979                                           9.36
 9/17/1979                                           9.44
 9/18/1979                                           9.45
 9/19/1979                                           9.38
 9/20/1979                                           9.38
 9/21/1979                                           9.38
 9/24/1979                                           9.41
 9/25/1979                                           9.40
 9/26/1979                                           9.45
 9/27/1979                                           9.50
 9/28/1979                                           9.48
 10/1/1979                                           9.55
 10/2/1979                                           9.54
 10/3/1979                                           9.55
 10/4/1979                                           9.67
 10/5/1979                                           9.74
 10/8/1979                                             ND
 10/9/1979                                          10.29
10/10/1979                                          10.48
10/11/1979                                          10.45
10/12/1979                                          10.45
10/15/1979                                          10.60
10/16/1979                                          10.56
10/17/1979                                          10.51
10/18/1979                                          10.74
10/19/1979                                          11.09
10/22/1979                                          11.40
10/23/1979                                          11.48
10/24/1979                                          11.36
10/25/1979                                          11.50
10/26/1979                                          11.11
10/29/1979                                          11.27
10/30/1979                                          11.27
10/31/1979                                          11.20
 11/1/1979                                          11.26
 11/2/1979                                          11.24
 11/5/1979                                          11.25
 11/6/1979                                             ND
 11/7/1979                                          11.35
 11/8/1979                                          11.28
 11/9/1979                                          10.96
11/12/1979                                             ND
11/13/1979                                          10.86
11/14/1979                                          10.98
11/15/1979                                          10.86
11/16/1979                                          11.08
11/19/1979                                          11.19
11/20/1979                                          11.22
11/21/1979                                          11.17
11/22/1979                                             ND
11/23/1979                                          10.76
11/26/1979                                          10.52
11/27/1979                                          10.28
11/28/1979                                          10.46
11/29/1979                                          10.42
11/30/1979                                          10.44
 12/3/1979                                          10.48
 12/4/1979                                          10.40
 12/5/1979                                          10.31
 12/6/1979                                          10.20
 12/7/1979                                          10.29
12/10/1979                                          10.29
12/11/1979                                          10.47
12/12/1979                                          10.60
12/13/1979                                          10.51
12/14/1979                                          10.40
12/17/1979                                          10.39
12/18/1979                                          10.33
12/19/1979                                          10.33
12/20/1979                                          10.40
12/21/1979                                          10.48
12/24/1979                                          10.49
12/25/1979                                             ND
12/26/1979                                          10.52
12/27/1979                                          10.54
12/28/1979                                          10.50
12/31/1979                                          10.38
  1/1/1980                                             ND
  1/2/1980                                          10.52
  1/3/1980                                          10.54
  1/4/1980                                          10.62
  1/7/1980                                          10.56
  1/8/1980                                          10.52
  1/9/1980                                          10.53
 1/10/1980                                          10.47
 1/11/1980                                          10.61
 1/14/1980                                          10.61
 1/15/1980                                          10.61
 1/16/1980                                          10.60
 1/17/1980                                          10.62
 1/18/1980                                          10.74
 1/21/1980                                          10.86
 1/22/1980                                          10.80
 1/23/1980                                          10.76
 1/24/1980                                          10.90
 1/25/1980                                          11.04
 1/28/1980                                          11.08
 1/29/1980                                          11.14
 1/30/1980                                          11.12
 1/31/1980                                          11.11
  2/1/1980                                          11.30
  2/4/1980                                          11.38
  2/5/1980                                          11.80
  2/6/1980                                          11.86
  2/7/1980                                          11.61
  2/8/1980                                          11.76
 2/11/1980                                          11.91
 2/12/1980                                             ND
 2/13/1980                                          11.86
 2/14/1980                                          11.93
 2/15/1980                                          12.26
 2/18/1980                                             ND
 2/19/1980                                          12.88
 2/20/1980                                          13.10
 2/21/1980                                          13.50
 2/22/1980                                          13.38
 2/25/1980                                          13.70
 2/26/1980                                          14.12
 2/27/1980                                          14.08
 2/28/1980                                          13.42
 2/29/1980                                          13.48
  3/3/1980                                          13.53
  3/4/1980                                          13.61
  3/5/1980                                          13.68
  3/6/1980                                          13.80
  3/7/1980                                          13.64
 3/10/1980                                          13.37
 3/11/1980                                          13.03
 3/12/1980                                          13.27
 3/13/1980                                          13.20
 3/14/1980                                          13.21
 3/17/1980                                          13.22
 3/18/1980                                          13.01
 3/19/1980                                          13.00
 3/20/1980                                          13.32
 3/21/1980                                          13.51
 3/24/1980                                          14.03
 3/25/1980                                          14.00
 3/26/1980                                          13.87
 3/27/1980                                          13.75
 3/28/1980                                          13.50
 3/31/1980                                          13.31
  4/1/1980                                          13.39
  4/2/1980                                          13.27
  4/3/1980                                          13.19
  4/4/1980                                             ND
  4/7/1980                                          12.70
  4/8/1980                                          12.64
  4/9/1980                                          12.59
 4/10/1980                                          12.61
 4/11/1980                                          12.30
 4/14/1980                                          12.15
 4/15/1980                                          12.02
 4/16/1980                                          11.43
 4/17/1980                                          11.52
 4/18/1980                                          11.24
 4/21/1980                                          11.10
 4/22/1980                                          10.97
 4/23/1980                                          11.03
 4/24/1980                                          11.15
 4/25/1980                                          11.14
 4/28/1980                                          10.73
 4/29/1980                                          10.73
 4/30/1980                                          10.82
  5/1/1980                                          10.72
  5/2/1980                                          10.17
  5/5/1980                                          10.08
  5/6/1980                                           9.71
  5/7/1980                                           9.85
  5/8/1980                                           9.97
  5/9/1980                                          10.08
 5/12/1980                                           9.99
 5/13/1980                                           9.79
 5/14/1980                                           9.84
 5/15/1980                                           9.97
 5/16/1980                                          10.09
 5/19/1980                                          10.20
 5/20/1980                                           9.89
 5/21/1980                                           9.85
 5/22/1980                                           9.89
 5/23/1980                                           9.61
 5/26/1980                                             ND
 5/27/1980                                           9.63
 5/28/1980                                           9.78
 5/29/1980                                           9.88
 5/30/1980                                           9.87
  6/2/1980                                           9.97
  6/3/1980                                           9.66
  6/4/1980                                           9.55
  6/5/1980                                           9.46
  6/6/1980                                           9.25
  6/9/1980                                           9.17
 6/10/1980                                           9.27
 6/11/1980                                           9.17
 6/12/1980                                           8.93
 6/13/1980                                           8.86
 6/16/1980                                           8.87
 6/17/1980                                           8.86
 6/18/1980                                           8.96
 6/19/1980                                           8.96
 6/20/1980                                           8.86
 6/23/1980                                           9.02
 6/24/1980                                           9.13
 6/25/1980                                           9.23
 6/26/1980                                           9.33
 6/27/1980                                           9.45
 6/30/1980                                           9.48
  7/1/1980                                           9.55
  7/2/1980                                           9.49
  7/3/1980                                           9.36
  7/4/1980                                             ND
  7/7/1980                                           9.49
  7/8/1980                                           9.37
  7/9/1980                                           9.41
 7/10/1980                                           9.47
 7/11/1980                                           9.56
 7/14/1980                                           9.56
 7/15/1980                                           9.45
 7/16/1980                                           9.34
 7/17/1980                                           9.43
 7/18/1980                                           9.42
 7/21/1980                                           9.38
 7/22/1980                                           9.41
 7/23/1980                                           9.40
 7/24/1980                                           9.51
 7/25/1980                                           9.59
 7/28/1980                                           9.77
 7/29/1980                                           9.77
 7/30/1980                                           9.81
 7/31/1980                                          10.09
  8/1/1980                                          10.16
  8/4/1980                                          10.04
  8/5/1980                                          10.06
  8/6/1980                                          10.19
  8/7/1980                                          10.10
  8/8/1980                                          10.22
 8/11/1980                                          10.47
 8/12/1980                                          10.48
 8/13/1980                                          10.46
 8/14/1980                                          10.48
 8/15/1980                                          10.48
 8/18/1980                                          10.99
 8/19/1980                                          11.11
 8/20/1980                                          11.29
 8/21/1980                                          11.39
 8/22/1980                                          11.26
 8/25/1980                                          11.55
 8/26/1980                                          11.55
 8/27/1980                                          11.76
 8/28/1980                                          11.92
 8/29/1980                                          11.66
  9/1/1980                                             ND
  9/2/1980                                          11.45
  9/3/1980                                          11.13
  9/4/1980                                          11.15
  9/5/1980                                          11.19
  9/8/1980                                          11.30
  9/9/1980                                          11.27
 9/10/1980                                          11.19
 9/11/1980                                          11.37
 9/12/1980                                          11.41
 9/15/1980                                          11.75
 9/16/1980                                          11.63
 9/17/1980                                          11.73
 9/18/1980                                          11.75
 9/19/1980                                          11.53
 9/22/1980                                          11.92
 9/23/1980                                          11.97
 9/24/1980                                          11.96
 9/25/1980                                          12.04
 9/26/1980                                          12.17
 9/29/1980                                          12.19
 9/30/1980                                          11.88
 10/1/1980                                          11.77
 10/2/1980                                          11.83
 10/3/1980                                          11.35
 10/6/1980                                          11.35
 10/7/1980                                          11.40
 10/8/1980                                          11.55
 10/9/1980                                          11.45
10/10/1980                                          11.55
10/13/1980                                             ND
10/14/1980                                          11.50
10/15/1980                                          11.44
10/16/1980                                          11.55
10/17/1980                                          11.69
10/20/1980                                          11.72
10/21/1980                                          11.81
10/22/1980                                          12.07
10/23/1980                                          11.95
10/24/1980                                          11.89
10/27/1980                                          12.32
10/28/1980                                          12.56
10/29/1980                                          12.75
10/30/1980                                          12.71
10/31/1980                                          12.74
 11/3/1980                                          12.74
 11/4/1980                                             ND
 11/5/1980                                          12.95
 11/6/1980                                          13.19
 11/7/1980                                          12.87
11/10/1980                                          12.88
11/11/1980                                             ND
11/12/1980                                          12.39
11/13/1980                                          12.38
11/14/1980                                          12.70
11/17/1980                                          12.95
11/18/1980                                          12.67
11/19/1980                                          12.60
11/20/1980                                          12.68
11/21/1980                                          12.97
11/24/1980                                          13.00
11/25/1980                                          13.07
11/26/1980                                          13.01
11/27/1980                                             ND
11/28/1980                                          13.14
 12/1/1980                                          13.35
 12/2/1980                                          13.37
 12/3/1980                                          13.42
 12/4/1980                                          13.43
 12/5/1980                                          13.45
 12/8/1980                                          13.51
 12/9/1980                                          13.61
12/10/1980                                          13.63
12/11/1980                                          14.04
12/12/1980                                          13.63
12/15/1980                                          13.75
12/16/1980                                          14.04
12/17/1980                                          13.87
12/18/1980                                          13.79
12/19/1980                                          13.02
12/22/1980                                          12.34
12/23/1980                                          12.50
12/24/1980                                          12.61
12/25/1980                                             ND
12/26/1980                                          12.53
12/29/1980                                          12.41
12/30/1980                                          12.55
12/31/1980                                          12.59
  1/1/1981                                             ND
  1/2/1981                                          12.61
  1/5/1981                                          12.29
  1/6/1981                                          12.21
  1/7/1981                                          12.61
  1/8/1981                                          12.68
  1/9/1981                                          12.88
 1/12/1981                                          12.71
 1/13/1981                                          12.68
 1/14/1981                                          12.61
 1/15/1981                                          12.77
 1/16/1981                                          12.66
 1/19/1981                                          12.92
 1/20/1981                                          12.77
 1/21/1981                                          13.08
 1/22/1981                                          13.16
 1/23/1981                                          13.10
 1/26/1981                                          12.89
 1/27/1981                                          12.92
 1/28/1981                                          12.94
 1/29/1981                                          12.89
 1/30/1981                                          12.80
  2/2/1981                                          13.02
  2/3/1981                                          13.20
  2/4/1981                                          13.09
  2/5/1981                                          13.10
  2/6/1981                                          13.23
  2/9/1981                                          13.35
 2/10/1981                                          13.50
 2/11/1981                                          13.66
 2/12/1981                                             ND
 2/13/1981                                          13.84
 2/16/1981                                             ND
 2/17/1981                                          13.46
 2/18/1981                                          13.45
 2/19/1981                                          13.25
 2/20/1981                                          13.10
 2/23/1981                                          13.49
 2/24/1981                                          13.51
 2/25/1981                                          13.61
 2/26/1981                                          13.80
 2/27/1981                                          13.76
  3/2/1981                                          13.92
  3/3/1981                                          13.78
  3/4/1981                                          13.82
  3/5/1981                                          13.78
  3/6/1981                                          13.49
  3/9/1981                                          13.39
 3/10/1981                                          13.37
 3/11/1981                                          13.40
 3/12/1981                                          13.33
 3/13/1981                                          13.18
 3/16/1981                                          13.15
 3/17/1981                                          12.97
 3/18/1981                                          12.80
 3/19/1981                                          12.95
 3/20/1981                                          13.01
 3/23/1981                                          13.38
 3/24/1981                                          13.57
 3/25/1981                                          13.51
 3/26/1981                                          13.63
 3/27/1981                                          13.68
 3/30/1981                                          13.48
 3/31/1981                                          13.39
  4/1/1981                                          13.36
  4/2/1981                                          13.46
  4/3/1981                                          13.62
  4/6/1981                                          14.01
  4/7/1981                                          13.74
  4/8/1981                                          13.85
  4/9/1981                                          13.77
 4/10/1981                                          13.84
 4/13/1981                                          14.01
 4/14/1981                                          13.89
 4/15/1981                                          14.05
 4/16/1981                                          14.08
 4/17/1981                                             ND
 4/20/1981                                          14.10
 4/21/1981                                          14.07
 4/22/1981                                          14.13
 4/23/1981                                          14.18
 4/24/1981                                          14.24
 4/27/1981                                          14.31
 4/28/1981                                          14.28
 4/29/1981                                          14.37
 4/30/1981                                          14.45
  5/1/1981                                          14.37
  5/4/1981                                          14.83
  5/5/1981                                          15.35
  5/6/1981                                          15.02
  5/7/1981                                          14.83
  5/8/1981                                          14.66
 5/11/1981                                          14.87
 5/12/1981                                          15.06
 5/13/1981                                          15.05
 5/14/1981                                          14.84
 5/15/1981                                          14.59
 5/18/1981                                          14.22
 5/19/1981                                          14.59
 5/20/1981                                          14.71
 5/21/1981                                          14.77
 5/22/1981                                          14.39
 5/25/1981                                             ND
 5/26/1981                                          14.13
 5/27/1981                                          14.24
 5/28/1981                                          13.99
 5/29/1981                                          13.99
  6/1/1981                                          13.99
  6/2/1981                                          14.07
  6/3/1981                                          14.05
  6/4/1981                                          14.10
  6/5/1981                                          14.10
  6/8/1981                                          13.78
  6/9/1981                                          13.87
 6/10/1981                                          13.78
 6/11/1981                                          13.84
 6/12/1981                                          13.87
 6/15/1981                                          13.57
 6/16/1981                                          13.58
 6/17/1981                                          13.71
 6/18/1981                                          14.10
 6/19/1981                                          14.07
 6/22/1981                                          13.96
 6/23/1981                                          14.00
 6/24/1981                                          14.10
 6/25/1981                                          14.08
 6/26/1981                                          14.09
 6/29/1981                                          14.01
 6/30/1981                                          14.25
  7/1/1981                                          14.47
  7/2/1981                                          14.38
  7/3/1981                                             ND
  7/6/1981                                          14.27
  7/7/1981                                          14.49
  7/8/1981                                          14.57
  7/9/1981                                          14.60
 7/10/1981                                          14.45
 7/13/1981                                          14.41
 7/14/1981                                          14.55
 7/15/1981                                          14.55
 7/16/1981                                          14.59
 7/17/1981                                          14.53
 7/20/1981                                          15.25
 7/21/1981                                          15.23
 7/22/1981                                          15.24
 7/23/1981                                          15.17
 7/24/1981                                          14.96
 7/27/1981                                          14.87
 7/28/1981                                          15.04
 7/29/1981                                          15.21
 7/30/1981                                          15.31
 7/31/1981                                          15.24
  8/3/1981                                          15.62
  8/4/1981                                          15.60
  8/5/1981                                          15.40
  8/6/1981                                          15.31
  8/7/1981                                          15.34
 8/10/1981                                          15.08
 8/11/1981                                          14.87
 8/12/1981                                          15.12
 8/13/1981                                          15.26
 8/14/1981                                          15.34
 8/17/1981                                          15.39
 8/18/1981                                          15.45
 8/19/1981                                          15.48
 8/20/1981                                          15.63
 8/21/1981                                          15.62
 8/24/1981                                          16.00
 8/25/1981                                          16.07
 8/26/1981                                          15.99
 8/27/1981                                          16.15
 8/28/1981                                          16.01
 8/31/1981                                          16.11
  9/1/1981                                          16.12
  9/2/1981                                          16.09
  9/3/1981                                          16.14
  9/4/1981                                          16.17
  9/7/1981                                             ND
  9/8/1981                                          16.23
  9/9/1981                                          16.22
 9/10/1981                                          16.01
 9/11/1981                                          15.81
 9/14/1981                                          15.93
 9/15/1981                                          15.71
 9/16/1981                                          15.75
 9/17/1981                                          15.55
 9/18/1981                                          15.55
 9/21/1981                                          15.31
 9/22/1981                                          15.61
 9/23/1981                                          15.79
 9/24/1981                                          15.83
 9/25/1981                                          16.13
 9/28/1981                                          16.13
 9/29/1981                                          16.18
 9/30/1981                                          16.27
 10/1/1981                                          16.13
 10/2/1981                                          15.83
 10/5/1981                                          15.55
 10/6/1981                                          15.53
 10/7/1981                                          15.43
 10/8/1981                                          15.41
 10/9/1981                                          15.03
10/12/1981                                             ND
10/13/1981                                          15.12
10/14/1981                                          15.13
10/15/1981                                          15.12
10/16/1981                                          15.20
10/19/1981                                          15.29
10/20/1981                                          15.37
10/21/1981                                          15.55
10/22/1981                                          15.57
10/23/1981                                          15.46
10/26/1981                                          15.68
10/27/1981                                          15.62
10/28/1981                                          15.54
10/29/1981                                          15.20
10/30/1981                                          14.78
 11/2/1981                                          14.61
 11/3/1981                                             ND
 11/4/1981                                          14.32
 11/5/1981                                          14.43
 11/6/1981                                          14.07
 11/9/1981                                          13.54
11/10/1981                                          13.63
11/11/1981                                             ND
11/12/1981                                          13.23
11/13/1981                                          13.31
11/16/1981                                          13.21
11/17/1981                                          13.21
11/18/1981                                          13.11
11/19/1981                                          13.04
11/20/1981                                          13.01
11/23/1981                                          13.31
11/24/1981                                          12.75
11/25/1981                                          12.61
11/26/1981                                             ND
11/27/1981                                          12.58
11/30/1981                                          12.79
 12/1/1981                                          13.11
 12/2/1981                                          13.25
 12/3/1981                                          13.21
 12/4/1981                                          12.80
 12/7/1981                                          13.22
 12/8/1981                                          13.23
 12/9/1981                                          13.40
12/10/1981                                          13.77
12/11/1981                                          13.73
12/14/1981                                          13.55
12/15/1981                                          13.35
12/16/1981                                          13.36
12/17/1981                                          13.55
12/18/1981                                          13.40
12/21/1981                                          13.87
12/22/1981                                          14.03
12/23/1981                                          14.20
12/24/1981                                          14.03
12/25/1981                                             ND
12/28/1981                                          14.01
12/29/1981                                          14.11
12/30/1981                                          14.06
12/31/1981                                          13.97
  1/1/1982                                             ND
  1/4/1982                                          14.15
  1/5/1982                                          14.41
  1/6/1982                                          14.60
  1/7/1982                                          14.66
  1/8/1982                                          14.47
 1/11/1982                                          14.83
 1/12/1982                                          14.70
 1/13/1982                                          14.86
 1/14/1982                                          14.69
 1/15/1982                                          14.86
 1/18/1982                                          14.77
 1/19/1982                                          14.79
 1/20/1982                                          14.90
 1/21/1982                                          14.75
 1/22/1982                                          14.85
 1/25/1982                                          14.80
 1/26/1982                                          14.63
 1/27/1982                                          14.62
 1/28/1982                                          14.33
 1/29/1982                                          14.24
  2/1/1982                                          14.79
  2/2/1982                                          14.61
  2/3/1982                                          14.73
  2/4/1982                                          14.82
  2/5/1982                                          14.72
  2/8/1982                                          14.94
  2/9/1982                                          15.02
 2/10/1982                                          14.89
 2/11/1982                                          14.80
 2/12/1982                                             ND
 2/15/1982                                             ND
 2/16/1982                                          14.68
 2/17/1982                                          14.73
 2/18/1982                                          14.45
 2/19/1982                                          14.44
 2/22/1982                                          13.97
 2/23/1982                                          14.03
 2/24/1982                                          13.98
 2/25/1982                                          14.01
 2/26/1982                                          14.12
  3/1/1982                                          13.97
  3/2/1982                                          13.87
  3/3/1982                                          13.77
  3/4/1982                                          13.61
  3/5/1982                                          13.57
  3/8/1982                                          13.57
  3/9/1982                                          13.72
 3/10/1982                                          13.75
 3/11/1982                                          14.03
 3/12/1982                                          14.04
 3/15/1982                                          14.11
 3/16/1982                                          14.04
 3/17/1982                                          14.00
 3/18/1982                                          14.01
 3/19/1982                                          14.06
 3/22/1982                                          13.91
 3/23/1982                                          13.89
 3/24/1982                                          14.10
 3/25/1982                                          14.09
 3/26/1982                                          14.18
 3/29/1982                                          14.39
 3/30/1982                                          14.41
 3/31/1982                                          14.39
  4/1/1982                                          14.26
  4/2/1982                                          14.26
  4/5/1982                                          14.28
  4/6/1982                                          14.30
  4/7/1982                                          14.30
  4/8/1982                                          14.11
  4/9/1982                                             ND
 4/12/1982                                          14.01
 4/13/1982                                          13.99
 4/14/1982                                          14.12
 4/15/1982                                          14.05
 4/16/1982                                          13.83
 4/19/1982                                          13.83
 4/20/1982                                          13.89
 4/21/1982                                          13.81
 4/22/1982                                          13.87
 4/23/1982                                          13.84
 4/26/1982                                          13.81
 4/27/1982                                          13.80
 4/28/1982                                          13.87
 4/29/1982                                          13.95
 4/30/1982                                          13.90
  5/3/1982                                          14.02
  5/4/1982                                          14.02
  5/5/1982                                          13.95
  5/6/1982                                          13.71
  5/7/1982                                          13.64
 5/10/1982                                          13.59
 5/11/1982                                          13.64
 5/12/1982                                          13.75
 5/13/1982                                          13.84
 5/14/1982                                          13.64
 5/17/1982                                          13.71
 5/18/1982                                          13.76
 5/19/1982                                          13.81
 5/20/1982                                          13.64
 5/21/1982                                          13.66
 5/24/1982                                          13.68
 5/25/1982                                          13.73
 5/26/1982                                          13.74
 5/27/1982                                          13.79
 5/28/1982                                          13.76
 5/31/1982                                             ND
  6/1/1982                                          13.98
  6/2/1982                                          13.96
  6/3/1982                                          13.94
  6/4/1982                                          14.03
  6/7/1982                                          14.00
  6/8/1982                                          14.04
  6/9/1982                                          14.06
 6/10/1982                                          14.08
 6/11/1982                                          14.00
 6/14/1982                                          14.31
 6/15/1982                                          14.31
 6/16/1982                                          14.39
 6/17/1982                                          14.61
 6/18/1982                                          14.80
 6/21/1982                                          14.85
 6/22/1982                                          14.84
 6/23/1982                                          14.95
 6/24/1982                                          14.94
 6/25/1982                                          14.93
 6/28/1982                                          14.91
 6/29/1982                                          14.80
 6/30/1982                                          14.65
  7/1/1982                                          14.62
  7/2/1982                                          14.69
  7/5/1982                                             ND
  7/6/1982                                          14.69
  7/7/1982                                          14.69
  7/8/1982                                          14.33
  7/9/1982                                          14.19
 7/12/1982                                          14.01
 7/13/1982                                          14.19
 7/14/1982                                          14.27
 7/15/1982                                          14.16
 7/16/1982                                          13.86
 7/19/1982                                          13.80
 7/20/1982                                          13.65
 7/21/1982                                          13.70
 7/22/1982                                          13.55
 7/23/1982                                          13.58
 7/26/1982                                          13.92
 7/27/1982                                          13.89
 7/28/1982                                          14.00
 7/29/1982                                          13.89
 7/30/1982                                          13.73
  8/2/1982                                          13.46
  8/3/1982                                          13.52
  8/4/1982                                          13.60
  8/5/1982                                          13.68
  8/6/1982                                          13.86
  8/9/1982                                          13.72
 8/10/1982                                          13.74
 8/11/1982                                          13.74
 8/12/1982                                          13.50
 8/13/1982                                          13.24
 8/16/1982                                          13.00
 8/17/1982                                          12.61
 8/18/1982                                          12.45
 8/19/1982                                          12.42
 8/20/1982                                          12.15
 8/23/1982                                          12.39
 8/24/1982                                          12.29
 8/25/1982                                          12.26
 8/26/1982                                          12.32
 8/27/1982                                          12.65
 8/30/1982                                          12.71
 8/31/1982                                          12.65
  9/1/1982                                          12.58
  9/2/1982                                          12.52
  9/3/1982                                          12.26
  9/6/1982                                             ND
  9/7/1982                                          12.36
  9/8/1982                                          12.40
  9/9/1982                                          12.41
 9/10/1982                                          12.56
 9/13/1982                                          12.52
 9/14/1982                                          12.38
 9/15/1982                                          12.56
 9/16/1982                                          12.52
 9/17/1982                                          12.39
 9/20/1982                                          12.43
 9/21/1982                                          12.13
 9/22/1982                                          12.04
 9/23/1982                                          11.92
 9/24/1982                                          12.05
 9/27/1982                                          11.95
 9/28/1982                                          11.78
 9/29/1982                                          11.76
 9/30/1982                                          11.69
 10/1/1982                                          11.50
 10/4/1982                                          11.73
 10/5/1982                                          11.70
 10/6/1982                                          11.52
 10/7/1982                                          10.81
 10/8/1982                                          10.71
10/11/1982                                             ND
10/12/1982                                          10.40
10/13/1982                                          10.28
10/14/1982                                          10.52
10/15/1982                                          10.64
10/18/1982                                          10.42
10/19/1982                                          10.38
10/20/1982                                          10.52
10/21/1982                                          10.54
10/22/1982                                          10.66
10/25/1982                                          10.97
10/26/1982                                          10.74
10/27/1982                                          10.76
10/28/1982                                          10.61
10/29/1982                                          10.58
 11/1/1982                                          10.41
 11/2/1982                                             ND
 11/3/1982                                          10.30
 11/4/1982                                          10.28
 11/5/1982                                          10.36
 11/8/1982                                          10.46
 11/9/1982                                          10.41
11/10/1982                                          10.38
11/11/1982                                             ND
11/12/1982                                          10.50
11/15/1982                                          10.60
11/16/1982                                          10.63
11/17/1982                                          10.55
11/18/1982                                          10.42
11/19/1982                                          10.36
11/22/1982                                          10.25
11/23/1982                                          10.19
11/24/1982                                          10.20
11/25/1982                                             ND
11/26/1982                                          10.19
11/29/1982                                          10.39
11/30/1982                                          10.37
 12/1/1982                                          10.34
 12/2/1982                                          10.29
 12/3/1982                                          10.16
 12/6/1982                                          10.17
 12/7/1982                                          10.21
 12/8/1982                                          10.25
 12/9/1982                                          10.30
12/10/1982                                          10.37
12/13/1982                                          10.34
12/14/1982                                          10.13
12/15/1982                                          10.15
12/16/1982                                          10.24
12/17/1982                                          10.28
12/20/1982                                          10.31
12/21/1982                                          10.21
12/22/1982                                          10.22
12/23/1982                                          10.15
12/24/1982                                             ND
12/27/1982                                          10.15
12/28/1982                                          10.15
12/29/1982                                          10.19
12/30/1982                                          10.19
12/31/1982                                          10.09
  1/3/1983                                          10.02
  1/4/1983                                          10.07
  1/5/1983                                          10.06
  1/6/1983                                          10.05
  1/7/1983                                           9.98
 1/10/1983                                           9.96
 1/11/1983                                           9.92
 1/12/1983                                           9.92
 1/13/1983                                           9.81
 1/14/1983                                           9.78
 1/17/1983                                           9.78
 1/18/1983                                           9.79
 1/19/1983                                           9.89
 1/20/1983                                           9.94
 1/21/1983                                          10.18
 1/24/1983                                          10.26
 1/25/1983                                          10.18
 1/26/1983                                          10.23
 1/27/1983                                          10.20
 1/28/1983                                          10.21
 1/31/1983                                          10.31
  2/1/1983                                          10.34
  2/2/1983                                          10.37
  2/3/1983                                          10.39
  2/4/1983                                          10.51
  2/7/1983                                          10.49
  2/8/1983                                          10.50
  2/9/1983                                          10.58
 2/10/1983                                          10.38
 2/11/1983                                          10.31
 2/14/1983                                          10.37
 2/15/1983                                          10.37
 2/16/1983                                          10.29
 2/17/1983                                          10.24
 2/18/1983                                          10.13
 2/21/1983                                             ND
 2/22/1983                                          10.01
 2/23/1983                                          10.00
 2/24/1983                                           9.96
 2/25/1983                                           9.82
 2/28/1983                                           9.83
  3/1/1983                                           9.74
  3/2/1983                                           9.76
  3/3/1983                                           9.72
  3/4/1983                                           9.75
  3/7/1983                                           9.92
  3/8/1983                                          10.01
  3/9/1983                                          10.02
 3/10/1983                                          10.08
 3/11/1983                                          10.12
 3/14/1983                                          10.02
 3/15/1983                                           9.99
 3/16/1983                                          10.09
 3/17/1983                                          10.14
 3/18/1983                                          10.15
 3/21/1983                                          10.20
 3/22/1983                                          10.29
 3/23/1983                                          10.23
 3/24/1983                                          10.24
 3/25/1983                                          10.32
 3/28/1983                                          10.33
 3/29/1983                                          10.28
 3/30/1983                                          10.25
 3/31/1983                                          10.27
  4/1/1983                                             ND
  4/4/1983                                          10.25
  4/5/1983                                          10.11
  4/6/1983                                          10.11
  4/7/1983                                          10.09
  4/8/1983                                          10.11
 4/11/1983                                           9.99
 4/12/1983                                          10.01
 4/13/1983                                          10.01
 4/14/1983                                           9.93
 4/15/1983                                           9.98
 4/18/1983                                           9.95
 4/19/1983                                          10.04
 4/20/1983                                          10.01
 4/21/1983                                          10.07
 4/22/1983                                          10.03
 4/25/1983                                          10.01
 4/26/1983                                          10.02
 4/27/1983                                           9.92
 4/28/1983                                           9.91
 4/29/1983                                           9.88
  5/2/1983                                           9.82
  5/3/1983                                           9.81
  5/4/1983                                           9.73
  5/5/1983                                           9.76
  5/6/1983                                           9.74
  5/9/1983                                           9.86
 5/10/1983                                           9.81
 5/11/1983                                           9.82
 5/12/1983                                           9.87
 5/13/1983                                           9.86
 5/16/1983                                          10.02
 5/17/1983                                          10.03
 5/18/1983                                          10.06
 5/19/1983                                          10.17
 5/20/1983                                          10.20
 5/23/1983                                          10.27
 5/24/1983                                          10.30
 5/25/1983                                          10.29
 5/26/1983                                          10.38
 5/27/1983                                          10.37
 5/30/1983                                             ND
 5/31/1983                                          10.55
  6/1/1983                                          10.48
  6/2/1983                                          10.46
  6/3/1983                                          10.53
  6/6/1983                                          10.54
  6/7/1983                                          10.61
  6/8/1983                                          10.64
  6/9/1983                                          10.63
 6/10/1983                                          10.64
 6/13/1983                                          10.50
 6/14/1983                                          10.53
 6/15/1983                                          10.48
 6/16/1983                                          10.46
 6/17/1983                                          10.47
 6/20/1983                                          10.62
 6/21/1983                                          10.64
 6/22/1983                                          10.71
 6/23/1983                                          10.76
 6/24/1983                                          10.83
 6/27/1983                                          10.92
 6/28/1983                                          10.85
 6/29/1983                                          10.76
 6/30/1983                                          10.76
  7/1/1983                                          10.72
  7/4/1983                                             ND
  7/5/1983                                          11.03
  7/6/1983                                          10.98
  7/7/1983                                          11.12
  7/8/1983                                          11.16
 7/11/1983                                          11.09
 7/12/1983                                          11.24
 7/13/1983                                          11.21
 7/14/1983                                          11.21
 7/15/1983                                          11.36
 7/18/1983                                          11.30
 7/19/1983                                          11.23
 7/20/1983                                          11.14
 7/21/1983                                          11.16
 7/22/1983                                          11.26
 7/25/1983                                          11.26
 7/26/1983                                          11.33
 7/27/1983                                          11.32
 7/28/1983                                          11.47
 7/29/1983                                          11.59
  8/1/1983                                          11.63
  8/2/1983                                          11.68
  8/3/1983                                          11.68
  8/4/1983                                          11.84
  8/5/1983                                          11.85
  8/8/1983                                          11.95
  8/9/1983                                          11.88
 8/10/1983                                          11.94
 8/11/1983                                          11.87
 8/12/1983                                          11.82
 8/15/1983                                          11.58
 8/16/1983                                          11.52
 8/17/1983                                          11.41
 8/18/1983                                          11.44
 8/19/1983                                          11.50
 8/22/1983                                          11.30
 8/23/1983                                          11.37
 8/24/1983                                          11.30
 8/25/1983                                          11.35
 8/26/1983                                          11.40
 8/29/1983                                          11.63
 8/30/1983                                          11.67
 8/31/1983                                          11.79
  9/1/1983                                          11.76
  9/2/1983                                          11.81
  9/5/1983                                             ND
  9/6/1983                                          11.63
  9/7/1983                                          11.52
  9/8/1983                                          11.57
  9/9/1983                                          11.53
 9/12/1983                                          11.35
 9/13/1983                                          11.38
 9/14/1983                                          11.51
 9/15/1983                                          11.61
 9/16/1983                                          11.43
 9/19/1983                                          11.42
 9/20/1983                                          11.33
 9/21/1983                                          11.40
 9/22/1983                                          11.40
 9/23/1983                                          11.29
 9/26/1983                                          11.18
 9/27/1983                                          11.21
 9/28/1983                                          11.24
 9/29/1983                                          11.26
 9/30/1983                                          11.20
 10/3/1983                                          11.22
 10/4/1983                                          11.22
 10/5/1983                                          11.11
 10/6/1983                                          11.10
 10/7/1983                                          11.12
10/10/1983                                             ND
10/11/1983                                          11.36
10/12/1983                                          11.35
10/13/1983                                          11.40
10/14/1983                                          11.31
10/17/1983                                          11.21
10/18/1983                                          11.20
10/19/1983                                          11.20
10/20/1983                                          11.22
10/21/1983                                          11.18
10/24/1983                                          11.39
10/25/1983                                          11.40
10/26/1983                                          11.40
10/27/1983                                          11.39
10/28/1983                                          11.39
10/31/1983                                          11.39
 11/1/1983                                          11.38
 11/2/1983                                          11.39
 11/3/1983                                          11.41
 11/4/1983                                          11.53
 11/7/1983                                          11.56
 11/8/1983                                             ND
 11/9/1983                                          11.54
11/10/1983                                          11.40
11/11/1983                                             ND
11/14/1983                                          11.38
11/15/1983                                          11.40
11/16/1983                                          11.40
11/17/1983                                          11.44
11/18/1983                                          11.46
11/21/1983                                          11.38
11/22/1983                                          11.34
11/23/1983                                          11.37
11/24/1983                                             ND
11/25/1983                                          11.31
11/28/1983                                          11.41
11/29/1983                                          11.31
11/30/1983                                          11.36
 12/1/1983                                          11.37
 12/2/1983                                          11.47
 12/5/1983                                          11.50
 12/6/1983                                          11.46
 12/7/1983                                          11.49
 12/8/1983                                          11.57
 12/9/1983                                          11.58
12/12/1983                                          11.54
12/13/1983                                          11.65
12/14/1983                                          11.68
12/15/1983                                          11.66
12/16/1983                                          11.59
12/19/1983                                          11.59
12/20/1983                                          11.56
12/21/1983                                          11.54
12/22/1983                                          11.51
12/23/1983                                          11.53
12/26/1983                                             ND
12/27/1983                                          11.50
12/28/1983                                          11.56
12/29/1983                                          11.52
12/30/1983                                          11.57
  1/2/1984                                             ND
  1/3/1984                                          11.59
  1/4/1984                                          11.50
  1/5/1984                                          11.47
  1/6/1984                                          11.43
  1/9/1984                                          11.47
 1/10/1984                                          11.44
 1/11/1984                                          11.46
 1/12/1984                                          11.48
 1/13/1984                                          11.26
 1/16/1984                                          11.25
 1/17/1984                                          11.28
 1/18/1984                                          11.30
 1/19/1984                                          11.29
 1/20/1984                                          11.32
 1/23/1984                                          11.31
 1/24/1984                                          11.31
 1/25/1984                                          11.31
 1/26/1984                                          11.31
 1/27/1984                                          11.31
 1/30/1984                                          11.31
 1/31/1984                                          11.34
  2/1/1984                                          11.31
  2/2/1984                                          11.28
  2/3/1984                                          11.31
  2/6/1984                                          11.40
  2/7/1984                                          11.40
  2/8/1984                                          11.41
  2/9/1984                                          11.43
 2/10/1984                                          11.52
 2/13/1984                                             ND
 2/14/1984                                          11.54
 2/15/1984                                          11.50
 2/16/1984                                          11.51
 2/17/1984                                          11.63
 2/20/1984                                             ND
 2/21/1984                                          11.62
 2/22/1984                                          11.61
 2/23/1984                                          11.76
 2/24/1984                                          11.69
 2/27/1984                                          11.77
 2/28/1984                                          11.80
 2/29/1984                                          11.74
  3/1/1984                                          11.77
  3/2/1984                                          11.68
  3/5/1984                                          11.76
  3/6/1984                                          11.77
  3/7/1984                                          11.87
  3/8/1984                                          11.90
  3/9/1984                                          11.95
 3/12/1984                                          11.94
 3/13/1984                                          11.97
 3/14/1984                                          12.00
 3/15/1984                                          11.99
 3/16/1984                                          12.01
 3/19/1984                                          12.11
 3/20/1984                                          12.13
 3/21/1984                                          12.17
 3/22/1984                                          12.22
 3/23/1984                                          12.23
 3/26/1984                                          12.20
 3/27/1984                                          12.21
 3/28/1984                                          12.15
 3/29/1984                                          12.16
 3/30/1984                                          12.28
  4/2/1984                                          12.29
  4/3/1984                                          12.40
  4/4/1984                                          12.44
  4/5/1984                                          12.42
  4/6/1984                                          12.24
  4/9/1984                                          12.22
 4/10/1984                                          12.26
 4/11/1984                                          12.24
 4/12/1984                                          12.16
 4/13/1984                                          12.30
 4/16/1984                                          12.35
 4/17/1984                                          12.30
 4/18/1984                                          12.40
 4/19/1984                                          12.47
 4/20/1984                                             ND
 4/23/1984                                          12.49
 4/24/1984                                          12.46
 4/25/1984                                          12.45
 4/26/1984                                          12.42
 4/27/1984                                          12.55
 4/30/1984                                          12.57
  5/1/1984                                          12.57
  5/2/1984                                          12.62
  5/3/1984                                          12.64
  5/4/1984                                          12.83
  5/7/1984                                          12.90
  5/8/1984                                          12.88
  5/9/1984                                          12.97
 5/10/1984                                          12.98
 5/11/1984                                          13.20
 5/14/1984                                          13.30
 5/15/1984                                          13.23
 5/16/1984                                          13.17
 5/17/1984                                          13.27
 5/18/1984                                          13.21
 5/21/1984                                          13.18
 5/22/1984                                          13.27
 5/23/1984                                          13.30
 5/24/1984                                          13.46
 5/25/1984                                          13.52
 5/28/1984                                             ND
 5/29/1984                                          13.70
 5/30/1984                                          13.84
 5/31/1984                                          13.76
  6/1/1984                                          13.46
  6/4/1984                                          13.29
  6/5/1984                                          13.24
  6/6/1984                                          13.38
  6/7/1984                                          13.43
  6/8/1984                                          13.35
 6/11/1984                                          13.57
 6/12/1984                                          13.45
 6/13/1984                                          13.37
 6/14/1984                                          13.31
 6/15/1984                                          13.12
 6/18/1984                                          13.19
 6/19/1984                                          13.30
 6/20/1984                                          13.57
 6/21/1984                                          13.67
 6/22/1984                                          13.72
 6/25/1984                                          13.70
 6/26/1984                                          13.77
 6/27/1984                                          13.70
 6/28/1984                                          13.70
 6/29/1984                                          13.72
  7/2/1984                                          13.73
  7/3/1984                                          13.67
  7/4/1984                                             ND
  7/5/1984                                          13.64
  7/6/1984                                          13.65
  7/9/1984                                          13.40
 7/10/1984                                          13.46
 7/11/1984                                          13.45
 7/12/1984                                          13.39
 7/13/1984                                          13.24
 7/16/1984                                          13.24
 7/17/1984                                          13.29
 7/18/1984                                          13.22
 7/19/1984                                          13.17
 7/20/1984                                          13.24
 7/23/1984                                          13.25
 7/24/1984                                          13.24
 7/25/1984                                          12.95
 7/26/1984                                          12.80
 7/27/1984                                          12.89
 7/30/1984                                          13.00
 7/31/1984                                          12.85
  8/1/1984                                          12.74
  8/2/1984                                          12.71
  8/3/1984                                          12.55
  8/6/1984                                          12.66
  8/7/1984                                          12.64
  8/8/1984                                          12.62
  8/9/1984                                          12.59
 8/10/1984                                          12.63
 8/13/1984                                          12.71
 8/14/1984                                          12.62
 8/15/1984                                          12.68
 8/16/1984                                          12.66
 8/17/1984                                          12.67
 8/20/1984                                          12.66
 8/21/1984                                          12.64
 8/22/1984                                          12.66
 8/23/1984                                          12.68
 8/24/1984                                          12.67
 8/27/1984                                          12.80
 8/28/1984                                          12.82
 8/29/1984                                          12.78
 8/30/1984                                          12.79
 8/31/1984                                          12.77
  9/3/1984                                             ND
  9/4/1984                                          12.85
  9/5/1984                                          12.92
  9/6/1984                                          12.82
  9/7/1984                                          12.75
 9/10/1984                                          12.65
 9/11/1984                                          12.59
 9/12/1984                                          12.62
 9/13/1984                                          12.47
 9/14/1984                                          12.42
 9/17/1984                                          12.42
 9/18/1984                                          12.33
 9/19/1984                                          12.26
 9/20/1984                                          12.27
 9/21/1984                                          12.44
 9/24/1984                                          12.51
 9/25/1984                                          12.53
 9/26/1984                                          12.47
 9/27/1984                                          12.31
 9/28/1984                                          12.48
 10/1/1984                                          12.51
 10/2/1984                                          12.52
 10/3/1984                                          12.49
 10/4/1984                                          12.45
 10/5/1984                                          12.35
 10/8/1984                                             ND
 10/9/1984                                          12.32
10/10/1984                                          12.32
10/11/1984                                          12.23
10/12/1984                                          12.17
10/15/1984                                          12.24
10/16/1984                                          12.25
10/17/1984                                          12.21
10/18/1984                                          11.98
10/19/1984                                          11.82
10/22/1984                                          11.82
10/23/1984                                          11.62
10/24/1984                                          11.55
10/25/1984                                          11.65
10/26/1984                                          11.83
10/29/1984                                          11.79
10/30/1984                                          11.63
10/31/1984                                          11.59
 11/1/1984                                          11.45
 11/2/1984                                          11.46
 11/5/1984                                          11.40
 11/6/1984                                             ND
 11/7/1984                                          11.45
 11/8/1984                                          11.55
 11/9/1984                                          11.47
11/12/1984                                             ND
11/13/1984                                          11.55
11/14/1984                                          11.59
11/15/1984                                          11.52
11/16/1984                                          11.46
11/19/1984                                          11.41
11/20/1984                                          11.29
11/21/1984                                          11.14
11/22/1984                                             ND
11/23/1984                                          10.99
11/26/1984                                          11.05
11/27/1984                                          11.05
11/28/1984                                          11.03
11/29/1984                                          11.07
11/30/1984                                          11.25
 12/3/1984                                          11.23
 12/4/1984                                          11.16
 12/5/1984                                          11.14
 12/6/1984                                          11.23
 12/7/1984                                          11.31
12/10/1984                                          11.26
12/11/1984                                          11.18
12/12/1984                                          11.14
12/13/1984                                          11.27
12/14/1984                                          11.08
12/17/1984                                          11.01
12/18/1984                                          10.83
12/19/1984                                          10.86
12/20/1984                                          10.89
12/21/1984                                          10.89
12/24/1984                                          10.85
12/25/1984                                             ND
12/26/1984                                          10.97
12/27/1984                                          10.98
12/28/1984                                          11.03
12/31/1984                                          11.08
  1/1/1985                                             ND
  1/2/1985                                          11.22
  1/3/1985                                          11.13
  1/4/1985                                          11.19
  1/7/1985                                          11.09
  1/8/1985                                          11.04
  1/9/1985                                          11.03
 1/10/1985                                          11.05
 1/11/1985                                          11.14
 1/14/1985                                          11.13
 1/15/1985                                          11.01
 1/16/1985                                          11.02
 1/17/1985                                          10.99
 1/18/1985                                          10.89
 1/21/1985                                             ND
 1/22/1985                                          10.79
 1/23/1985                                          10.74
 1/24/1985                                          10.61
 1/25/1985                                          10.66
 1/28/1985                                          10.70
 1/29/1985                                          10.70
 1/30/1985                                          10.68
 1/31/1985                                          10.77
  2/1/1985                                          10.93
  2/4/1985                                          10.99
  2/5/1985                                          10.93
  2/6/1985                                          11.00
  2/7/1985                                          11.04
  2/8/1985                                          11.00
 2/11/1985                                          11.05
 2/12/1985                                             ND
 2/13/1985                                          11.02
 2/14/1985                                          10.93
 2/15/1985                                          10.98
 2/18/1985                                             ND
 2/19/1985                                          10.95
 2/20/1985                                          11.09
 2/21/1985                                          11.29
 2/22/1985                                          11.35
 2/25/1985                                          11.40
 2/26/1985                                          11.35
 2/27/1985                                          11.51
 2/28/1985                                          11.55
  3/1/1985                                          11.52
  3/4/1985                                          11.57
  3/5/1985                                          11.49
  3/6/1985                                          11.53
  3/7/1985                                          11.61
  3/8/1985                                          11.37
 3/11/1985                                          11.38
 3/12/1985                                          11.45
 3/13/1985                                          11.59
 3/14/1985                                          11.63
 3/15/1985                                          11.63
 3/18/1985                                          11.70
 3/19/1985                                          11.67
 3/20/1985                                          11.62
 3/21/1985                                          11.48
 3/22/1985                                          11.55
 3/25/1985                                          11.53
 3/26/1985                                          11.45
 3/27/1985                                          11.49
 3/28/1985                                          11.38
 3/29/1985                                          11.29
  4/1/1985                                          11.28
  4/2/1985                                          11.33
  4/3/1985                                          11.34
  4/4/1985                                          11.35
  4/5/1985                                             ND
  4/8/1985                                          11.36
  4/9/1985                                          11.28
 4/10/1985                                          11.20
 4/11/1985                                          11.05
 4/12/1985                                          11.05
 4/15/1985                                          11.02
 4/16/1985                                          10.80
 4/17/1985                                          10.86
 4/18/1985                                          10.69
 4/19/1985                                          10.69
 4/22/1985                                          10.67
 4/23/1985                                          10.79
 4/24/1985                                          10.77
 4/25/1985                                          10.87
 4/26/1985                                          10.87
 4/29/1985                                          10.96
 4/30/1985                                          10.91
  5/1/1985                                          10.81
  5/2/1985                                          10.83
  5/3/1985                                          10.74
  5/6/1985                                          10.71
  5/7/1985                                          10.68
  5/8/1985                                          10.74
  5/9/1985                                          10.68
 5/10/1985                                          10.57
 5/13/1985                                          10.56
 5/14/1985                                          10.39
 5/15/1985                                          10.39
 5/16/1985                                          10.28
 5/17/1985                                          10.32
 5/20/1985                                          10.04
 5/21/1985                                          10.07
 5/22/1985                                          10.05
 5/23/1985                                          10.11
 5/24/1985                                          10.05
 5/27/1985                                             ND
 5/28/1985                                           9.95
 5/29/1985                                           9.90
 5/30/1985                                           9.84
 5/31/1985                                           9.68
  6/3/1985                                           9.50
  6/4/1985                                           9.47
  6/5/1985                                           9.26
  6/6/1985                                           9.33
  6/7/1985                                           9.67
 6/10/1985                                           9.68
 6/11/1985                                           9.63
 6/12/1985                                           9.65
 6/13/1985                                           9.67
 6/14/1985                                           9.39
 6/17/1985                                           9.45
 6/18/1985                                           9.33
 6/19/1985                                           9.46
 6/20/1985                                           9.51
 6/21/1985                                           9.75
 6/24/1985                                           9.83
 6/25/1985                                           9.95
 6/26/1985                                           9.97
 6/27/1985                                           9.83
 6/28/1985                                           9.65
  7/1/1985                                           9.58
  7/2/1985                                           9.61
  7/3/1985                                           9.62
  7/4/1985                                             ND
  7/5/1985                                           9.30
  7/8/1985                                           9.41
  7/9/1985                                           9.41
 7/10/1985                                           9.45
 7/11/1985                                           9.61
 7/12/1985                                           9.63
 7/15/1985                                           9.63
 7/16/1985                                           9.59
 7/17/1985                                           9.54
 7/18/1985                                           9.71
 7/19/1985                                           9.72
 7/22/1985                                           9.87
 7/23/1985                                           9.91
 7/24/1985                                           9.92
 7/25/1985                                           9.91
 7/26/1985                                           9.96
 7/29/1985                                          10.02
 7/30/1985                                          10.02
 7/31/1985                                           9.98
  8/1/1985                                           9.95
  8/2/1985                                          10.09
  8/5/1985                                          10.06
  8/6/1985                                          10.08
  8/7/1985                                          10.01
  8/8/1985                                           9.91
  8/9/1985                                           9.86
 8/12/1985                                           9.86
 8/13/1985                                           9.92
 8/14/1985                                           9.84
 8/15/1985                                           9.83
 8/16/1985                                           9.74
 8/19/1985                                           9.74
 8/20/1985                                           9.70
 8/21/1985                                           9.63
 8/22/1985                                           9.62
 8/23/1985                                           9.67
 8/26/1985                                           9.70
 8/27/1985                                           9.65
 8/28/1985                                           9.63
 8/29/1985                                           9.58
 8/30/1985                                           9.74
  9/2/1985                                             ND
  9/3/1985                                           9.71
  9/4/1985                                           9.64
  9/5/1985                                           9.71
  9/6/1985                                           9.97
  9/9/1985                                           9.97
 9/10/1985                                           9.96
 9/11/1985                                           9.98
 9/12/1985                                           9.97
 9/13/1985                                           9.87
 9/16/1985                                           9.83
 9/17/1985                                           9.85
 9/18/1985                                           9.87
 9/19/1985                                           9.89
 9/20/1985                                           9.81
 9/23/1985                                           9.74
 9/24/1985                                           9.69
 9/25/1985                                           9.59
 9/26/1985                                           9.61
 9/27/1985                                             ND
 9/30/1985                                           9.73
 10/1/1985                                           9.69
 10/2/1985                                           9.69
 10/3/1985                                           9.69
 10/4/1985                                           9.73
 10/7/1985                                           9.83
 10/8/1985                                           9.81
 10/9/1985                                           9.82
10/10/1985                                           9.82
10/11/1985                                           9.82
10/14/1985                                             ND
10/15/1985                                           9.79
10/16/1985                                           9.73
10/17/1985                                           9.67
10/18/1985                                           9.62
10/21/1985                                           9.63
10/22/1985                                           9.60
10/23/1985                                           9.62
10/24/1985                                           9.64
10/25/1985                                           9.67
10/28/1985                                           9.75
10/29/1985                                           9.61
10/30/1985                                           9.45
10/31/1985                                           9.47
 11/1/1985                                           9.45
 11/4/1985                                           9.44
 11/5/1985                                           9.39
 11/6/1985                                           9.38
 11/7/1985                                           9.38
 11/8/1985                                           9.30
11/11/1985                                             ND
11/12/1985                                           9.20
11/13/1985                                           9.28
11/14/1985                                           9.33
11/15/1985                                           9.39
11/18/1985                                           9.22
11/19/1985                                           9.20
11/20/1985                                           9.22
11/21/1985                                           9.17
11/22/1985                                           9.22
11/25/1985                                           9.23
11/26/1985                                           9.24
11/27/1985                                           9.12
11/28/1985                                             ND
11/29/1985                                           9.07
 12/2/1985                                           9.14
 12/3/1985                                           9.15
 12/4/1985                                           9.10
 12/5/1985                                           9.10
 12/6/1985                                           9.12
 12/9/1985                                           8.98
12/10/1985                                           8.83
12/11/1985                                           8.64
12/12/1985                                           8.72
12/13/1985                                           8.63
12/16/1985                                           8.62
12/17/1985                                           8.48
12/18/1985                                           8.57
12/19/1985                                           8.58
12/20/1985                                           8.52
12/23/1985                                           8.56
12/24/1985                                           8.56
12/25/1985                                             ND
12/26/1985                                           8.52
12/27/1985                                           8.50
12/30/1985                                           8.49
12/31/1985                                           8.49
  1/1/1986                                             ND
  1/2/1986                                           8.51
  1/3/1986                                           8.52
  1/6/1986                                           8.54
  1/7/1986                                           8.44
  1/8/1986                                           8.58
  1/9/1986                                           8.78
 1/10/1986                                           8.89
 1/13/1986                                           9.00
 1/14/1986                                           8.93
 1/15/1986                                           8.82
 1/16/1986                                           8.79
 1/17/1986                                           8.74
 1/20/1986                                             ND
 1/21/1986                                           8.74
 1/22/1986                                           8.77
 1/23/1986                                           8.74
 1/24/1986                                           8.74
 1/27/1986                                           8.63
 1/28/1986                                           8.53
 1/29/1986                                           8.56
 1/30/1986                                           8.57
 1/31/1986                                           8.53
  2/3/1986                                           8.50
  2/4/1986                                           8.44
  2/5/1986                                           8.51
  2/6/1986                                           8.54
  2/7/1986                                           8.62
 2/10/1986                                           8.54
 2/11/1986                                           8.47
 2/12/1986                                           8.46
 2/13/1986                                           8.43
 2/14/1986                                           8.29
 2/17/1986                                             ND
 2/18/1986                                           8.28
 2/19/1986                                           8.37
 2/20/1986                                           8.39
 2/21/1986                                           8.24
 2/24/1986                                           8.20
 2/25/1986                                           8.21
 2/26/1986                                           8.07
 2/27/1986                                           7.91
 2/28/1986                                           7.91
  3/3/1986                                           7.76
  3/4/1986                                           7.55
  3/5/1986                                           7.76
  3/6/1986                                           7.68
  3/7/1986                                           7.56
 3/10/1986                                           7.41
 3/11/1986                                           7.35
 3/12/1986                                           7.37
 3/13/1986                                           7.46
 3/14/1986                                           7.40
 3/17/1986                                           7.42
 3/18/1986                                           7.48
 3/19/1986                                           7.46
 3/20/1986                                           7.45
 3/21/1986                                           7.47
 3/24/1986                                           7.40
 3/25/1986                                           7.39
 3/26/1986                                           7.36
 3/27/1986                                           7.28
 3/28/1986                                             ND
 3/31/1986                                           7.19
  4/1/1986                                           7.18
  4/2/1986                                           7.21
  4/3/1986                                           7.29
  4/4/1986                                           7.22
  4/7/1986                                           7.19
  4/8/1986                                           7.07
  4/9/1986                                           6.99
 4/10/1986                                           6.95
 4/11/1986                                           7.00
 4/14/1986                                           6.89
 4/15/1986                                           6.88
 4/16/1986                                           6.68
 4/17/1986                                           6.75
 4/18/1986                                           6.78
 4/21/1986                                           6.75
 4/22/1986                                           6.93
 4/23/1986                                           7.11
 4/24/1986                                           7.31
 4/25/1986                                           7.39
 4/28/1986                                           7.27
 4/29/1986                                           7.17
 4/30/1986                                           7.17
  5/1/1986                                           7.20
  5/2/1986                                           7.23
  5/5/1986                                           7.17
  5/6/1986                                           7.16
  5/7/1986                                           7.21
  5/8/1986                                           7.17
  5/9/1986                                           7.25
 5/12/1986                                           7.41
 5/13/1986                                           7.46
 5/14/1986                                           7.48
 5/15/1986                                           7.67
 5/16/1986                                           7.89
 5/19/1986                                           7.87
 5/20/1986                                           7.80
 5/21/1986                                           7.76
 5/22/1986                                           7.76
 5/23/1986                                           7.73
 5/26/1986                                             ND
 5/27/1986                                           7.65
 5/28/1986                                           7.55
 5/29/1986                                           7.78
 5/30/1986                                           7.82
  6/2/1986                                           8.05
  6/3/1986                                           7.99
  6/4/1986                                           8.17
  6/5/1986                                           8.10
  6/6/1986                                           7.78
  6/9/1986                                           7.94
 6/10/1986                                           7.92
 6/11/1986                                           7.90
 6/12/1986                                           7.83
 6/13/1986                                           7.57
 6/16/1986                                           7.47
 6/17/1986                                           7.45
 6/18/1986                                           7.41
 6/19/1986                                           7.49
 6/20/1986                                           7.45
 6/23/1986                                           7.42
 6/24/1986                                           7.35
 6/25/1986                                           7.31
 6/26/1986                                           7.29
 6/27/1986                                           7.27
 6/30/1986                                           7.23
  7/1/1986                                           7.23
  7/2/1986                                           7.23
  7/3/1986                                           7.15
  7/4/1986                                             ND
  7/7/1986                                           7.14
  7/8/1986                                           7.26
  7/9/1986                                           7.14
 7/10/1986                                           7.12
 7/11/1986                                           7.00
 7/14/1986                                           6.97
 7/15/1986                                           6.91
 7/16/1986                                           6.90
 7/17/1986                                           6.91
 7/18/1986                                           6.88
 7/21/1986                                           6.88
 7/22/1986                                           6.93
 7/23/1986                                           7.04
 7/24/1986                                           7.12
 7/25/1986                                           7.09
 7/28/1986                                           7.23
 7/29/1986                                           7.13
 7/30/1986                                           7.10
 7/31/1986                                           7.02
  8/1/1986                                           7.02
  8/4/1986                                           7.01
  8/5/1986                                           7.07
  8/6/1986                                           7.13
  8/7/1986                                           7.10
  8/8/1986                                           6.97
 8/11/1986                                           6.90
 8/12/1986                                           6.89
 8/13/1986                                           6.83
 8/14/1986                                           6.89
 8/15/1986                                           6.83
 8/18/1986                                           6.83
 8/19/1986                                           6.70
 8/20/1986                                           6.65
 8/21/1986                                           6.62
 8/22/1986                                           6.68
 8/25/1986                                           6.65
 8/26/1986                                           6.63
 8/27/1986                                           6.53
 8/28/1986                                           6.52
 8/29/1986                                           6.40
  9/1/1986                                             ND
  9/2/1986                                           6.45
  9/3/1986                                           6.64
  9/4/1986                                           6.63
  9/5/1986                                           6.81
  9/8/1986                                           6.89
  9/9/1986                                           6.88
 9/10/1986                                           6.85
 9/11/1986                                           7.07
 9/12/1986                                           7.09
 9/15/1986                                           7.00
 9/16/1986                                           6.99
 9/17/1986                                           6.93
 9/18/1986                                           7.02
 9/19/1986                                           7.10
 9/22/1986                                           7.06
 9/23/1986                                           7.03
 9/24/1986                                           6.94
 9/25/1986                                           6.94
 9/26/1986                                           6.96
 9/29/1986                                           7.04
 9/30/1986                                           6.98
 10/1/1986                                           6.93
 10/2/1986                                           6.95
 10/3/1986                                           6.74
 10/6/1986                                           6.71
 10/7/1986                                           6.71
 10/8/1986                                           6.71
 10/9/1986                                           6.73
10/10/1986                                           6.73
10/13/1986                                             ND
10/14/1986                                           6.82
10/15/1986                                           6.87
10/16/1986                                           6.87
10/17/1986                                           6.94
10/20/1986                                           7.05
10/21/1986                                           6.96
10/22/1986                                           6.91
10/23/1986                                           6.82
10/24/1986                                           6.86
10/27/1986                                           6.82
10/28/1986                                           6.85
10/29/1986                                           6.82
10/30/1986                                           6.75
10/31/1986                                           6.76
 11/3/1986                                           6.71
 11/4/1986                                           6.71
 11/5/1986                                           6.72
 11/6/1986                                           6.79
 11/7/1986                                           6.86
11/10/1986                                           6.89
11/11/1986                                             ND
11/12/1986                                           6.87
11/13/1986                                           6.83
11/14/1986                                           6.81
11/17/1986                                           6.77
11/18/1986                                           6.79
11/19/1986                                           6.73
11/20/1986                                           6.74
11/21/1986                                           6.72
11/24/1986                                           6.69
11/25/1986                                           6.66
11/26/1986                                           6.65
11/27/1986                                             ND
11/28/1986                                           6.65
 12/1/1986                                           6.69
 12/2/1986                                           6.61
 12/3/1986                                           6.58
 12/4/1986                                           6.53
 12/5/1986                                           6.65
 12/8/1986                                           6.61
 12/9/1986                                           6.60
12/10/1986                                           6.58
12/11/1986                                           6.64
12/12/1986                                           6.66
12/15/1986                                           6.69
12/16/1986                                           6.67
12/17/1986                                           6.68
12/18/1986                                           6.69
12/19/1986                                           6.69
12/22/1986                                           6.69
12/23/1986                                           6.68
12/24/1986                                           6.68
12/25/1986                                             ND
12/26/1986                                           6.69
12/29/1986                                           6.78
12/30/1986                                           6.82
12/31/1986                                           6.81
  1/1/1987                                             ND
  1/2/1987                                           6.75
  1/5/1987                                           6.67
  1/6/1987                                           6.67
  1/7/1987                                           6.65
  1/8/1987                                           6.60
  1/9/1987                                           6.58
 1/12/1987                                           6.61
 1/13/1987                                           6.64
 1/14/1987                                           6.67
 1/15/1987                                           6.64
 1/16/1987                                           6.60
 1/19/1987                                             ND
 1/20/1987                                           6.57
 1/21/1987                                           6.57
 1/22/1987                                           6.57
 1/23/1987                                           6.59
 1/26/1987                                           6.67
 1/27/1987                                           6.66
 1/28/1987                                           6.63
 1/29/1987                                           6.65
 1/30/1987                                           6.71
  2/2/1987                                           6.75
  2/3/1987                                           6.77
  2/4/1987                                           6.76
  2/5/1987                                           6.70
  2/6/1987                                           6.73
  2/9/1987                                           6.79
 2/10/1987                                           6.89
 2/11/1987                                           6.96
 2/12/1987                                           6.92
 2/13/1987                                           6.83
 2/16/1987                                             ND
 2/17/1987                                           6.87
 2/18/1987                                           6.84
 2/19/1987                                           6.76
 2/20/1987                                           6.78
 2/23/1987                                           6.78
 2/24/1987                                           6.75
 2/25/1987                                           6.72
 2/26/1987                                           6.74
 2/27/1987                                           6.71
  3/2/1987                                           6.69
  3/3/1987                                           6.72
  3/4/1987                                           6.66
  3/5/1987                                           6.69
  3/6/1987                                           6.77
  3/9/1987                                           6.78
 3/10/1987                                           6.78
 3/11/1987                                           6.78
 3/12/1987                                           6.78
 3/13/1987                                           6.75
 3/16/1987                                           6.77
 3/17/1987                                           6.75
 3/18/1987                                           6.76
 3/19/1987                                           6.75
 3/20/1987                                           6.77
 3/23/1987                                           6.80
 3/24/1987                                           6.82
 3/25/1987                                           6.84
 3/26/1987                                           6.81
 3/27/1987                                           6.89
 3/30/1987                                           7.07
 3/31/1987                                           7.02
  4/1/1987                                           7.12
  4/2/1987                                           7.12
  4/3/1987                                           7.10
  4/6/1987                                           7.06
  4/7/1987                                           7.14
  4/8/1987                                           7.14
  4/9/1987                                           7.30
 4/10/1987                                           7.55
 4/13/1987                                           7.68
 4/14/1987                                           7.83
 4/15/1987                                           7.67
 4/16/1987                                           7.55
 4/17/1987                                             ND
 4/20/1987                                           7.72
 4/21/1987                                           7.71
 4/22/1987                                           7.77
 4/23/1987                                           7.92
 4/24/1987                                           8.05
 4/27/1987                                           7.97
 4/28/1987                                           7.91
 4/29/1987                                           7.93
 4/30/1987                                           7.82
  5/1/1987                                           7.98
  5/4/1987                                           8.12
  5/5/1987                                           8.08
  5/6/1987                                           8.15
  5/7/1987                                           8.08
  5/8/1987                                           8.04
 5/11/1987                                           8.19
 5/12/1987                                           8.19
 5/13/1987                                           8.18
 5/14/1987                                           8.20
 5/15/1987                                           8.45
 5/18/1987                                           8.42
 5/19/1987                                           8.55
 5/20/1987                                           8.61
 5/21/1987                                           8.55
 5/22/1987                                           8.49
 5/25/1987                                             ND
 5/26/1987                                           8.23
 5/27/1987                                           8.28
 5/28/1987                                           8.25
 5/29/1987                                           8.15
  6/1/1987                                           8.08
  6/2/1987                                           8.31
  6/3/1987                                           8.25
  6/4/1987                                           8.20
  6/5/1987                                           8.11
  6/8/1987                                           8.14
  6/9/1987                                           8.18
 6/10/1987                                           8.15
 6/11/1987                                           8.13
 6/12/1987                                           7.90
 6/15/1987                                           7.89
 6/16/1987                                           7.89
 6/17/1987                                           7.83
 6/18/1987                                           7.87
 6/19/1987                                           7.89
 6/22/1987                                           7.83
 6/23/1987                                           7.85
 6/24/1987                                           7.94
 6/25/1987                                           7.91
 6/26/1987                                           8.02
 6/29/1987                                           7.97
 6/30/1987                                           8.02
  7/1/1987                                           7.96
  7/2/1987                                           7.90
  7/3/1987                                             ND
  7/6/1987                                           7.90
  7/7/1987                                           7.90
  7/8/1987                                           7.90
  7/9/1987                                           7.95
 7/10/1987                                           7.88
 7/13/1987                                           7.93
 7/14/1987                                           7.89
 7/15/1987                                           7.97
 7/16/1987                                           7.95
 7/17/1987                                           7.92
 7/20/1987                                           7.96
 7/21/1987                                           8.03
 7/22/1987                                           8.05
 7/23/1987                                           8.08
 7/24/1987                                           8.12
 7/27/1987                                           8.15
 7/28/1987                                           8.17
 7/29/1987                                           8.16
 7/30/1987                                           8.20
 7/31/1987                                           8.21
  8/3/1987                                           8.34
  8/4/1987                                           8.34
  8/5/1987                                           8.26
  8/6/1987                                           8.28
  8/7/1987                                           8.27
 8/10/1987                                           8.29
 8/11/1987                                           8.26
 8/12/1987                                           8.27
 8/13/1987                                           8.21
 8/14/1987                                           8.18
 8/17/1987                                           8.17
 8/18/1987                                           8.31
 8/19/1987                                           8.34
 8/20/1987                                           8.35
 8/21/1987                                           8.35
 8/24/1987                                           8.34
 8/25/1987                                           8.32
 8/26/1987                                           8.36
 8/27/1987                                           8.48
 8/28/1987                                           8.54
 8/31/1987                                           8.52
  9/1/1987                                           8.57
  9/2/1987                                           8.77
  9/3/1987                                           8.77
  9/4/1987                                           8.82
  9/7/1987                                             ND
  9/8/1987                                           9.02
  9/9/1987                                           9.00
 9/10/1987                                           8.95
 9/11/1987                                           8.88
 9/14/1987                                           8.87
 9/15/1987                                           8.95
 9/16/1987                                           9.00
 9/17/1987                                           8.98
 9/18/1987                                           8.91
 9/21/1987                                           8.94
 9/22/1987                                           8.91
 9/23/1987                                           8.92
 9/24/1987                                           9.03
 9/25/1987                                           9.06
 9/28/1987                                           9.07
 9/29/1987                                           9.17
 9/30/1987                                           9.21
 10/1/1987                                           9.22
 10/2/1987                                           9.20
 10/5/1987                                           9.28
 10/6/1987                                           9.32
 10/7/1987                                           9.31
 10/8/1987                                           9.49
 10/9/1987                                           9.56
10/12/1987                                             ND
10/13/1987                                           9.51
10/14/1987                                           9.75
10/15/1987                                           9.82
10/16/1987                                           9.84
10/19/1987                                           9.70
10/20/1987                                           8.93
10/21/1987                                           8.80
10/22/1987                                           8.52
10/23/1987                                           8.55
10/26/1987                                           8.33
10/27/1987                                           8.42
10/28/1987                                           8.43
10/29/1987                                           8.33
10/30/1987                                           8.37
 11/2/1987                                           8.44
 11/3/1987                                           8.38
 11/4/1987                                           8.30
 11/5/1987                                           8.18
 11/6/1987                                           8.28
 11/9/1987                                           8.30
11/10/1987                                           8.27
11/11/1987                                             ND
11/12/1987                                           8.27
11/13/1987                                           8.34
11/16/1987                                           8.34
11/17/1987                                           8.38
11/18/1987                                           8.38
11/19/1987                                           8.34
11/20/1987                                           8.32
11/23/1987                                           8.34
11/24/1987                                           8.35
11/25/1987                                           8.41
11/26/1987                                             ND
11/27/1987                                           8.55
11/30/1987                                           8.43
 12/1/1987                                           8.44
 12/2/1987                                           8.43
 12/3/1987                                           8.35
 12/4/1987                                           8.35
 12/7/1987                                           8.48
 12/8/1987                                           8.49
 12/9/1987                                           8.47
12/10/1987                                           8.63
12/11/1987                                           8.65
12/14/1987                                           8.63
12/15/1987                                           8.54
12/16/1987                                           8.46
12/17/1987                                           8.47
12/18/1987                                           8.39
12/21/1987                                           8.38
12/22/1987                                           8.48
12/23/1987                                           8.40
12/24/1987                                           8.37
12/25/1987                                             ND
12/28/1987                                           8.46
12/29/1987                                           8.41
12/30/1987                                           8.32
12/31/1987                                           8.33
  1/1/1988                                             ND
  1/4/1988                                           8.35
  1/5/1988                                           8.29
  1/6/1988                                           8.37
  1/7/1988                                           8.35
  1/8/1988                                           8.48
 1/11/1988                                           8.41
 1/12/1988                                           8.39
 1/13/1988                                           8.36
 1/14/1988                                           8.36
 1/15/1988                                           8.13
 1/18/1988                                             ND
 1/19/1988                                           8.16
 1/20/1988                                           8.11
 1/21/1988                                           8.04
 1/22/1988                                           8.01
 1/25/1988                                           7.99
 1/26/1988                                           8.08
 1/27/1988                                           7.91
 1/28/1988                                           7.83
 1/29/1988                                           7.76
  2/1/1988                                           7.78
  2/2/1988                                           7.70
  2/3/1988                                           7.76
  2/4/1988                                           7.76
  2/5/1988                                           7.64
  2/8/1988                                           7.70
  2/9/1988                                           7.65
 2/10/1988                                           7.59
 2/11/1988                                           7.64
 2/12/1988                                           7.77
 2/15/1988                                             ND
 2/16/1988                                           7.79
 2/17/1988                                           7.80
 2/18/1988                                           7.78
 2/19/1988                                           7.77
 2/22/1988                                           7.75
 2/23/1988                                           7.69
 2/24/1988                                           7.69
 2/25/1988                                           7.68
 2/26/1988                                           7.67
 2/29/1988                                           7.64
  3/1/1988                                           7.61
  3/2/1988                                           7.59
  3/3/1988                                           7.59
  3/4/1988                                           7.74
  3/7/1988                                           7.77
  3/8/1988                                           7.79
  3/9/1988                                           7.76
 3/10/1988                                           7.81
 3/11/1988                                           7.76
 3/14/1988                                           7.76
 3/15/1988                                           7.76
 3/16/1988                                           7.81
 3/17/1988                                           7.76
 3/18/1988                                           7.81
 3/21/1988                                           7.91
 3/22/1988                                           7.91
 3/23/1988                                           7.95
 3/24/1988                                           8.01
 3/25/1988                                           7.95
 3/28/1988                                           8.03
 3/29/1988                                           8.03
 3/30/1988                                           8.03
 3/31/1988                                           8.04
  4/1/1988                                             ND
  4/4/1988                                           8.19
  4/5/1988                                           8.18
  4/6/1988                                           8.13
  4/7/1988                                           8.12
  4/8/1988                                           8.05
 4/11/1988                                           8.10
 4/12/1988                                           8.09
 4/13/1988                                           8.05
 4/14/1988                                           8.15
 4/15/1988                                           8.20
 4/18/1988                                           8.25
 4/19/1988                                           8.24
 4/20/1988                                           8.27
 4/21/1988                                           8.26
 4/22/1988                                           8.23
 4/25/1988                                           8.23
 4/26/1988                                           8.24
 4/27/1988                                           8.25
 4/28/1988                                           8.32
 4/29/1988                                           8.33
  5/2/1988                                           8.39
  5/3/1988                                           8.35
  5/4/1988                                           8.35
  5/5/1988                                           8.39
  5/6/1988                                           8.48
  5/9/1988                                           8.50
 5/10/1988                                           8.55
 5/11/1988                                           8.55
 5/12/1988                                           8.55
 5/13/1988                                           8.51
 5/16/1988                                           8.52
 5/17/1988                                           8.64
 5/18/1988                                           8.68
 5/19/1988                                           8.67
 5/20/1988                                           8.70
 5/23/1988                                           8.74
 5/24/1988                                           8.73
 5/25/1988                                           8.73
 5/26/1988                                           8.72
 5/27/1988                                           8.75
 5/30/1988                                             ND
 5/31/1988                                           8.73
  6/1/1988                                           8.57
  6/2/1988                                           8.60
  6/3/1988                                           8.52
  6/6/1988                                           8.51
  6/7/1988                                           8.54
  6/8/1988                                           8.46
  6/9/1988                                           8.50
 6/10/1988                                           8.47
 6/13/1988                                           8.45
 6/14/1988                                           8.25
 6/15/1988                                           8.29
 6/16/1988                                           8.46
 6/17/1988                                           8.58
 6/20/1988                                           8.59
 6/21/1988                                           8.61
 6/22/1988                                           8.49
 6/23/1988                                           8.47
 6/24/1988                                           8.45
 6/27/1988                                           8.54
 6/28/1988                                           8.48
 6/29/1988                                           8.47
 6/30/1988                                           8.41
  7/1/1988                                           8.38
  7/4/1988                                             ND
  7/5/1988                                           8.42
  7/6/1988                                           8.47
  7/7/1988                                           8.52
  7/8/1988                                           8.64
 7/11/1988                                           8.62
 7/12/1988                                           8.68
 7/13/1988                                           8.69
 7/14/1988                                           8.70
 7/15/1988                                           8.67
 7/18/1988                                           8.73
 7/19/1988                                           8.70
 7/20/1988                                           8.70
 7/21/1988                                           8.75
 7/22/1988                                           8.71
 7/25/1988                                           8.69
 7/26/1988                                           8.72
 7/27/1988                                           8.77
 7/28/1988                                           8.79
 7/29/1988                                           8.75
  8/1/1988                                           8.70
  8/2/1988                                           8.63
  8/3/1988                                           8.64
  8/4/1988                                           8.61
  8/5/1988                                           8.78
  8/8/1988                                           8.79
  8/9/1988                                           8.88
 8/10/1988                                           9.00
 8/11/1988                                           9.02
 8/12/1988                                           9.03
 8/15/1988                                           9.04
 8/16/1988                                           9.03
 8/17/1988                                           9.06
 8/18/1988                                           9.05
 8/19/1988                                           9.05
 8/22/1988                                           9.09
 8/23/1988                                           9.04
 8/24/1988                                           9.02
 8/25/1988                                           9.08
 8/26/1988                                           9.07
 8/29/1988                                           9.00
 8/30/1988                                           8.98
 8/31/1988                                           8.95
  9/1/1988                                           8.95
  9/2/1988                                           8.70
  9/5/1988                                             ND
  9/6/1988                                           8.70
  9/7/1988                                           8.69
  9/8/1988                                           8.69
  9/9/1988                                           8.62
 9/12/1988                                           8.66
 9/13/1988                                           8.65
 9/14/1988                                           8.59
 9/15/1988                                           8.63
 9/16/1988                                           8.65
 9/19/1988                                           8.69
 9/20/1988                                           8.68
 9/21/1988                                           8.64
 9/22/1988                                           8.67
 9/23/1988                                           8.69
 9/26/1988                                           8.73
 9/27/1988                                           8.77
 9/28/1988                                           8.81
 9/29/1988                                           8.73
 9/30/1988                                           8.61
 10/3/1988                                           8.59
 10/4/1988                                           8.60
 10/5/1988                                           8.60
 10/6/1988                                           8.61
 10/7/1988                                           8.43
10/10/1988                                             ND
10/11/1988                                           8.48
10/12/1988                                           8.56
10/13/1988                                           8.55
10/14/1988                                           8.52
10/17/1988                                           8.50
10/18/1988                                           8.49
10/19/1988                                           8.53
10/20/1988                                           8.52
10/21/1988                                           8.54
10/24/1988                                           8.54
10/25/1988                                           8.53
10/26/1988                                           8.48
10/27/1988                                           8.41
10/28/1988                                           8.40
10/31/1988                                           8.37
 11/1/1988                                           8.38
 11/2/1988                                           8.44
 11/3/1988                                           8.42
 11/4/1988                                           8.58
 11/7/1988                                           8.66
 11/8/1988                                           8.66
 11/9/1988                                           8.71
11/10/1988                                           8.72
11/11/1988                                             ND
11/14/1988                                           8.76
11/15/1988                                           8.78
11/16/1988                                           8.87
11/17/1988                                           8.90
11/18/1988                                           8.91
11/21/1988                                           8.92
11/22/1988                                           8.99
11/23/1988                                           8.97
11/24/1988                                             ND
11/25/1988                                           9.07
11/28/1988                                           9.06
11/29/1988                                           9.02
11/30/1988                                           8.91
 12/1/1988                                           8.88
 12/2/1988                                           9.11
 12/5/1988                                           9.07
 12/6/1988                                           8.88
 12/7/1988                                           8.93
 12/8/1988                                           9.01
 12/9/1988                                           9.05
12/12/1988                                           9.07
12/13/1988                                           9.15
12/14/1988                                           9.19
12/15/1988                                           9.21
12/16/1988                                           9.18
12/19/1988                                           9.16
12/20/1988                                           9.09
12/21/1988                                           9.08
12/22/1988                                           9.09
12/23/1988                                           9.08
12/26/1988                                             ND
12/27/1988                                           9.17
12/28/1988                                           9.22
12/29/1988                                           9.19
12/30/1988                                           9.14
  1/2/1989                                             ND
  1/3/1989                                           9.25
  1/4/1989                                           9.24
  1/5/1989                                           9.32
  1/6/1989                                           9.30
  1/9/1989                                           9.30
 1/10/1989                                           9.29
 1/11/1989                                           9.28
 1/12/1989                                           9.20
 1/13/1989                                           9.10
 1/16/1989                                             ND
 1/17/1989                                           9.11
 1/18/1989                                           9.07
 1/19/1989                                           9.06
 1/20/1989                                           9.11
 1/23/1989                                           9.06
 1/24/1989                                           8.98
 1/25/1989                                           9.05
 1/26/1989                                           9.07
 1/27/1989                                           9.03
 1/30/1989                                           9.07
 1/31/1989                                           9.08
  2/1/1989                                           9.05
  2/2/1989                                           9.05
  2/3/1989                                           9.10
  2/6/1989                                           9.11
  2/7/1989                                           9.06
  2/8/1989                                           9.06
  2/9/1989                                           9.21
 2/10/1989                                           9.28
 2/13/1989                                           9.29
 2/14/1989                                           9.34
 2/15/1989                                           9.33
 2/16/1989                                           9.32
 2/17/1989                                           9.32
 2/20/1989                                             ND
 2/21/1989                                           9.34
 2/22/1989                                           9.43
 2/23/1989                                           9.47
 2/24/1989                                           9.49
 2/27/1989                                           9.47
 2/28/1989                                           9.42
  3/1/1989                                           9.43
  3/2/1989                                           9.38
  3/3/1989                                           9.38
  3/6/1989                                           9.34
  3/7/1989                                           9.35
  3/8/1989                                           9.34
  3/9/1989                                           9.35
 3/10/1989                                           9.48
 3/13/1989                                           9.48
 3/14/1989                                           9.45
 3/15/1989                                           9.45
 3/16/1989                                           9.43
 3/17/1989                                           9.64
 3/20/1989                                           9.71
 3/21/1989                                           9.75
 3/22/1989                                           9.65
 3/23/1989                                           9.65
 3/24/1989                                             ND
 3/27/1989                                           9.67
 3/28/1989                                           9.66
 3/29/1989                                           9.60
 3/30/1989                                           9.59
 3/31/1989                                           9.53
  4/3/1989                                           9.39
  4/4/1989                                           9.31
  4/5/1989                                           9.31
  4/6/1989                                           9.35
  4/7/1989                                           9.42
 4/10/1989                                           9.43
 4/11/1989                                           9.42
 4/12/1989                                           9.44
 4/13/1989                                           9.50
 4/14/1989                                           9.29
 4/17/1989                                           9.33
 4/18/1989                                           9.14
 4/19/1989                                           9.17
 4/20/1989                                           9.32
 4/21/1989                                           9.27
 4/24/1989                                           9.26
 4/25/1989                                           9.21
 4/26/1989                                           9.18
 4/27/1989                                           9.10
 4/28/1989                                           9.06
  5/1/1989                                           9.19
  5/2/1989                                           9.11
  5/3/1989                                           9.10
  5/4/1989                                           9.09
  5/5/1989                                           8.96
  5/8/1989                                           9.02
  5/9/1989                                           9.17
 5/10/1989                                           9.21
 5/11/1989                                           9.10
 5/12/1989                                           8.80
 5/15/1989                                           8.85
 5/16/1989                                           8.87
 5/17/1989                                           8.87
 5/18/1989                                           8.88
 5/19/1989                                           8.82
 5/22/1989                                           8.71
 5/23/1989                                           8.72
 5/24/1989                                           8.74
 5/25/1989                                           8.75
 5/26/1989                                           8.72
 5/29/1989                                             ND
 5/30/1989                                           8.68
 5/31/1989                                           8.65
  6/1/1989                                           8.65
  6/2/1989                                           8.42
  6/5/1989                                           8.33
  6/6/1989                                           8.35
  6/7/1989                                           8.28
  6/8/1989                                           8.26
  6/9/1989                                           8.16
 6/12/1989                                           8.18
 6/13/1989                                           8.30
 6/14/1989                                           8.24
 6/15/1989                                           8.36
 6/16/1989                                           8.40
 6/19/1989                                           8.41
 6/20/1989                                           8.35
 6/21/1989                                           8.40
 6/22/1989                                           8.41
 6/23/1989                                           8.27
 6/26/1989                                           8.22
 6/27/1989                                           8.14
 6/28/1989                                           8.18
 6/29/1989                                           8.09
 6/30/1989                                           8.03
  7/3/1989                                           7.99
  7/4/1989                                             ND
  7/5/1989                                           7.97
  7/6/1989                                           7.91
  7/7/1989                                           7.86
 7/10/1989                                           7.84
 7/11/1989                                           7.80
 7/12/1989                                           7.79
 7/13/1989                                           7.80
 7/14/1989                                           7.84
 7/17/1989                                           7.85
 7/18/1989                                           7.97
 7/19/1989                                           7.90
 7/20/1989                                           7.80
 7/21/1989                                           7.89
 7/24/1989                                           7.87
 7/25/1989                                           7.79
 7/26/1989                                           7.81
 7/27/1989                                           7.69
 7/28/1989                                           7.60
 7/31/1989                                           7.56
  8/1/1989                                           7.49
  8/2/1989                                           7.57
  8/3/1989                                           7.64
  8/4/1989                                           7.94
  8/7/1989                                           7.98
  8/8/1989                                           7.95
  8/9/1989                                           7.96
 8/10/1989                                           7.96
 8/11/1989                                           8.10
 8/14/1989                                           8.27
 8/15/1989                                           8.24
 8/16/1989                                           8.11
 8/17/1989                                           8.20
 8/18/1989                                           8.20
 8/21/1989                                           8.27
 8/22/1989                                           8.35
 8/23/1989                                           8.23
 8/24/1989                                           8.23
 8/25/1989                                           8.23
 8/28/1989                                           8.29
 8/29/1989                                           8.30
 8/30/1989                                           8.28
 8/31/1989                                           8.27
  9/1/1989                                           8.18
  9/4/1989                                             ND
  9/5/1989                                           8.21
  9/6/1989                                           8.19
  9/7/1989                                           8.19
  9/8/1989                                           8.14
 9/11/1989                                           8.10
 9/12/1989                                           8.07
 9/13/1989                                           8.11
 9/14/1989                                           8.05
 9/15/1989                                           8.01
 9/18/1989                                           8.04
 9/19/1989                                           8.05
 9/20/1989                                           8.14
 9/21/1989                                           8.19
 9/22/1989                                           8.20
 9/25/1989                                           8.32
 9/26/1989                                           8.29
 9/27/1989                                           8.31
 9/28/1989                                           8.34
 9/29/1989                                           8.36
 10/2/1989                                           8.33
 10/3/1989                                           8.27
 10/4/1989                                           8.25
 10/5/1989                                           8.18
 10/6/1989                                           8.01
 10/9/1989                                             ND
10/10/1989                                           8.00
10/11/1989                                           8.03
10/12/1989                                           7.98
10/13/1989                                           7.79
10/16/1989                                           7.91
10/17/1989                                           7.92
10/18/1989                                           7.92
10/19/1989                                           7.91
10/20/1989                                           7.93
10/23/1989                                           7.87
10/24/1989                                           7.80
10/25/1989                                           7.79
10/26/1989                                           7.81
10/27/1989                                           7.87
10/30/1989                                           7.86
10/31/1989                                           7.86
 11/1/1989                                           7.86
 11/2/1989                                           7.81
 11/3/1989                                           7.93
 11/6/1989                                           7.99
 11/7/1989                                           7.85
 11/8/1989                                           7.81
 11/9/1989                                           7.84
11/10/1989                                           7.85
11/13/1989                                           7.85
11/14/1989                                           7.80
11/15/1989                                           7.74
11/16/1989                                           7.74
11/17/1989                                           7.82
11/20/1989                                           7.80
11/21/1989                                           7.79
11/22/1989                                           7.72
11/23/1989                                             ND
11/24/1989                                           7.70
11/27/1989                                           7.80
11/28/1989                                           7.81
11/29/1989                                           7.78
11/30/1989                                           7.74
 12/1/1989                                           7.70
 12/4/1989                                           7.70
 12/5/1989                                           7.70
 12/6/1989                                           7.76
 12/7/1989                                           7.80
 12/8/1989                                           7.73
12/11/1989                                           7.74
12/12/1989                                           7.74
12/13/1989                                           7.73
12/14/1989                                           7.68
12/15/1989                                           7.70
12/18/1989                                           7.67
12/19/1989                                           7.69
12/20/1989                                           7.67
12/21/1989                                           7.67
12/22/1989                                           7.75
12/25/1989                                             ND
12/26/1989                                           7.90
12/27/1989                                           7.89
12/28/1989                                           7.85
12/29/1989                                           7.86
  1/1/1990                                             ND
  1/2/1990                                           7.87
  1/3/1990                                           7.92
  1/4/1990                                           7.91
  1/5/1990                                           7.92
  1/8/1990                                           7.92
  1/9/1990                                           7.92
 1/10/1990                                           7.92
 1/11/1990                                           7.94
 1/12/1990                                           7.99
 1/15/1990                                             ND
 1/16/1990                                           8.11
 1/17/1990                                           8.11
 1/18/1990                                           8.27
 1/19/1990                                           8.20
 1/22/1990                                           8.19
 1/23/1990                                           8.18
 1/24/1990                                           8.28
 1/25/1990                                           8.31
 1/26/1990                                           8.38
 1/29/1990                                           8.39
 1/30/1990                                           8.43
 1/31/1990                                           8.35
  2/1/1990                                           8.35
  2/2/1990                                           8.42
  2/5/1990                                           8.44
  2/6/1990                                           8.49
  2/7/1990                                           8.51
  2/8/1990                                           8.45
  2/9/1990                                           8.29
 2/12/1990                                           8.37
 2/13/1990                                           8.29
 2/14/1990                                           8.34
 2/15/1990                                           8.40
 2/16/1990                                           8.41
 2/19/1990                                             ND
 2/20/1990                                           8.58
 2/21/1990                                           8.60
 2/22/1990                                           8.48
 2/23/1990                                           8.47
 2/26/1990                                           8.40
 2/27/1990                                           8.34
 2/28/1990                                           8.44
  3/1/1990                                           8.53
  3/2/1990                                           8.50
  3/5/1990                                           8.58
  3/6/1990                                           8.57
  3/7/1990                                           8.56
  3/8/1990                                           8.57
  3/9/1990                                           8.68
 3/12/1990                                           8.67
 3/13/1990                                           8.75
 3/14/1990                                           8.67
 3/15/1990                                           8.69
 3/16/1990                                           8.61
 3/19/1990                                           8.65
 3/20/1990                                           8.61
 3/21/1990                                           8.62
 3/22/1990                                           8.56
 3/23/1990                                           8.54
 3/26/1990                                           8.52
 3/27/1990                                           8.55
 3/28/1990                                           8.53
 3/29/1990                                           8.60
 3/30/1990                                           8.65
  4/2/1990                                           8.65
  4/3/1990                                           8.64
  4/4/1990                                           8.56
  4/5/1990                                           8.57
  4/6/1990                                           8.55
  4/9/1990                                           8.58
 4/10/1990                                           8.58
 4/11/1990                                           8.60
 4/12/1990                                           8.62
 4/13/1990                                             ND
 4/16/1990                                           8.65
 4/17/1990                                           8.73
 4/18/1990                                           8.84
 4/19/1990                                           8.84
 4/20/1990                                           8.88
 4/23/1990                                           8.92
 4/24/1990                                           8.96
 4/25/1990                                           9.00
 4/26/1990                                           9.09
 4/27/1990                                           9.06
 4/30/1990                                           9.04
  5/1/1990                                           9.08
  5/2/1990                                           9.10
  5/3/1990                                           9.04
  5/4/1990                                           8.80
  5/7/1990                                           8.83
  5/8/1990                                           8.79
  5/9/1990                                           8.87
 5/10/1990                                           8.80
 5/11/1990                                           8.64
 5/14/1990                                           8.60
 5/15/1990                                           8.64
 5/16/1990                                           8.66
 5/17/1990                                           8.69
 5/18/1990                                           8.74
 5/21/1990                                           8.74
 5/22/1990                                           8.66
 5/23/1990                                           8.61
 5/24/1990                                           8.58
 5/25/1990                                           8.61
 5/28/1990                                             ND
 5/29/1990                                           8.59
 5/30/1990                                           8.56
 5/31/1990                                           8.56
  6/1/1990                                           8.38
  6/4/1990                                           8.39
  6/5/1990                                           8.42
  6/6/1990                                           8.43
  6/7/1990                                           8.41
  6/8/1990                                           8.42
 6/11/1990                                           8.43
 6/12/1990                                           8.44
 6/13/1990                                           8.35
 6/14/1990                                           8.32
 6/15/1990                                           8.41
 6/18/1990                                           8.45
 6/19/1990                                           8.47
 6/20/1990                                           8.51
 6/21/1990                                           8.48
 6/22/1990                                           8.46
 6/25/1990                                           8.53
 6/26/1990                                           8.51
 6/27/1990                                           8.47
 6/28/1990                                           8.41
 6/29/1990                                           8.35
  7/2/1990                                           8.35
  7/3/1990                                           8.32
  7/4/1990                                             ND
  7/5/1990                                           8.34
  7/6/1990                                           8.44
  7/9/1990                                           8.49
 7/10/1990                                           8.50
 7/11/1990                                           8.49
 7/12/1990                                           8.37
 7/13/1990                                           8.32
 7/16/1990                                           8.31
 7/17/1990                                           8.30
 7/18/1990                                           8.34
 7/19/1990                                           8.33
 7/20/1990                                           8.28
 7/23/1990                                           8.28
 7/24/1990                                           8.35
 7/25/1990                                           8.31
 7/26/1990                                           8.31
 7/27/1990                                           8.25
 7/30/1990                                           8.14
 7/31/1990                                           8.13
  8/1/1990                                           8.06
  8/2/1990                                           8.15
  8/3/1990                                           8.11
  8/6/1990                                           8.29
  8/7/1990                                           8.41
  8/8/1990                                           8.43
  8/9/1990                                           8.33
 8/10/1990                                           8.35
 8/13/1990                                           8.36
 8/14/1990                                           8.34
 8/15/1990                                           8.33
 8/16/1990                                           8.45
 8/17/1990                                           8.49
 8/20/1990                                           8.50
 8/21/1990                                           8.56
 8/22/1990                                           8.62
 8/23/1990                                           8.69
 8/24/1990                                           8.75
 8/27/1990                                           8.61
 8/28/1990                                           8.67
 8/29/1990                                           8.52
 8/30/1990                                           8.52
 8/31/1990                                           8.50
  9/3/1990                                             ND
  9/4/1990                                           8.53
  9/5/1990                                           8.47
  9/6/1990                                           8.47
  9/7/1990                                           8.45
 9/10/1990                                           8.50
 9/11/1990                                           8.48
 9/12/1990                                           8.45
 9/13/1990                                           8.44
 9/14/1990                                           8.48
 9/17/1990                                           8.49
 9/18/1990                                           8.48
 9/19/1990                                           8.51
 9/20/1990                                           8.53
 9/21/1990                                           8.58
 9/24/1990                                           8.64
 9/25/1990                                           8.64
 9/26/1990                                           8.63
 9/27/1990                                           8.52
 9/28/1990                                           8.47
 10/1/1990                                           8.38
 10/2/1990                                           8.35
 10/3/1990                                           8.33
 10/4/1990                                           8.30
 10/5/1990                                           8.27
 10/8/1990                                             ND
 10/9/1990                                           8.43
10/10/1990                                           8.49
10/11/1990                                           8.51
10/12/1990                                           8.44
10/15/1990                                           8.39
10/16/1990                                           8.39
10/17/1990                                           8.37
10/18/1990                                           8.32
10/19/1990                                           8.25
10/22/1990                                           8.25
10/23/1990                                           8.25
10/24/1990                                           8.26
10/25/1990                                           8.21
10/26/1990                                           8.23
10/29/1990                                           8.27
10/30/1990                                           8.28
10/31/1990                                           8.24
 11/1/1990                                           8.15
 11/2/1990                                           8.16
 11/5/1990                                           8.10
 11/6/1990                                           8.11
 11/7/1990                                           8.16
 11/8/1990                                           8.18
 11/9/1990                                           8.10
11/12/1990                                             ND
11/13/1990                                           8.01
11/14/1990                                           8.01
11/15/1990                                           8.01
11/16/1990                                           7.96
11/19/1990                                           8.01
11/20/1990                                           7.98
11/21/1990                                           7.92
11/22/1990                                             ND
11/23/1990                                           7.92
11/26/1990                                           7.92
11/27/1990                                           7.94
11/28/1990                                           7.94
11/29/1990                                           7.96
11/30/1990                                           7.91
 12/3/1990                                           7.88
 12/4/1990                                           7.83
 12/5/1990                                           7.82
 12/6/1990                                           7.82
 12/7/1990                                           7.67
12/10/1990                                           7.63
12/11/1990                                           7.60
12/12/1990                                           7.59
12/13/1990                                           7.68
12/14/1990                                           7.74
12/17/1990                                           7.71
12/18/1990                                           7.67
12/19/1990                                           7.64
12/20/1990                                           7.67
12/21/1990                                           7.75
12/24/1990                                           7.84
12/25/1990                                             ND
12/26/1990                                           7.78
12/27/1990                                           7.75
12/28/1990                                           7.78
12/31/1990                                           7.68
  1/1/1991                                             ND
  1/2/1991                                           7.59
  1/3/1991                                           7.56
  1/4/1991                                           7.65
  1/7/1991                                           7.75
  1/8/1991                                           7.74
  1/9/1991                                           7.81
 1/10/1991                                           7.76
 1/11/1991                                           7.79
 1/14/1991                                           7.82
 1/15/1991                                           7.79
 1/16/1991                                           7.83
 1/17/1991                                           7.71
 1/18/1991                                           7.68
 1/21/1991                                             ND
 1/22/1991                                           7.70
 1/23/1991                                           7.67
 1/24/1991                                           7.61
 1/25/1991                                           7.67
 1/28/1991                                           7.67
 1/29/1991                                           7.64
 1/30/1991                                           7.64
 1/31/1991                                           7.62
  2/1/1991                                           7.45
  2/4/1991                                           7.43
  2/5/1991                                           7.40
  2/6/1991                                           7.40
  2/7/1991                                           7.42
  2/8/1991                                           7.40
 2/11/1991                                           7.39
 2/12/1991                                           7.39
 2/13/1991                                           7.39
 2/14/1991                                           7.38
 2/15/1991                                           7.41
 2/18/1991                                             ND
 2/19/1991                                           7.46
 2/20/1991                                           7.49
 2/21/1991                                           7.51
 2/22/1991                                           7.57
 2/25/1991                                           7.57
 2/26/1991                                           7.62
 2/27/1991                                           7.64
 2/28/1991                                           7.66
  3/1/1991                                           7.78
  3/4/1991                                           7.77
  3/5/1991                                           7.73
  3/6/1991                                           7.77
  3/7/1991                                           7.73
  3/8/1991                                           7.77
 3/11/1991                                           7.71
 3/12/1991                                           7.74
 3/13/1991                                           7.67
 3/14/1991                                           7.64
 3/15/1991                                           7.73
 3/18/1991                                           7.79
 3/19/1991                                           7.93
 3/20/1991                                           7.88
 3/21/1991                                           7.82
 3/22/1991                                           7.82
 3/25/1991                                           7.83
 3/26/1991                                           7.84
 3/27/1991                                           7.76
 3/28/1991                                           7.73
 3/29/1991                                             ND
  4/1/1991                                           7.74
  4/2/1991                                           7.68
  4/3/1991                                           7.71
  4/4/1991                                           7.67
  4/5/1991                                           7.65
  4/8/1991                                           7.63
  4/9/1991                                           7.68
 4/10/1991                                           7.75
 4/11/1991                                           7.74
 4/12/1991                                           7.64
 4/15/1991                                           7.64
 4/16/1991                                           7.66
 4/17/1991                                           7.64
 4/18/1991                                           7.74
 4/19/1991                                           7.80
 4/22/1991                                           7.83
 4/23/1991                                           7.78
 4/24/1991                                           7.73
 4/25/1991                                           7.70
 4/26/1991                                           7.68
 4/29/1991                                           7.70
 4/30/1991                                           7.63
  5/1/1991                                           7.63
  5/2/1991                                           7.59
  5/3/1991                                           7.67
  5/6/1991                                           7.67
  5/7/1991                                           7.67
  5/8/1991                                           7.68
  5/9/1991                                           7.68
 5/10/1991                                           7.76
 5/13/1991                                           7.72
 5/14/1991                                           7.78
 5/15/1991                                           7.77
 5/16/1991                                           7.77
 5/17/1991                                           7.77
 5/20/1991                                           7.78
 5/21/1991                                           7.74
 5/22/1991                                           7.72
 5/23/1991                                           7.71
 5/24/1991                                           7.68
 5/27/1991                                             ND
 5/28/1991                                           7.66
 5/29/1991                                           7.66
 5/30/1991                                           7.63
 5/31/1991                                           7.69
  6/3/1991                                           7.80
  6/4/1991                                           7.80
  6/5/1991                                           7.84
  6/6/1991                                           7.89
  6/7/1991                                           7.96
 6/10/1991                                           7.95
 6/11/1991                                           7.96
 6/12/1991                                           8.02
 6/13/1991                                           8.00
 6/14/1991                                           7.94
 6/17/1991                                           7.96
 6/18/1991                                           7.97
 6/19/1991                                           7.97
 6/20/1991                                           7.91
 6/21/1991                                           7.95
 6/24/1991                                           7.98
 6/25/1991                                           7.99
 6/26/1991                                           7.98
 6/27/1991                                           7.97
 6/28/1991                                           7.90
  7/1/1991                                           7.93
  7/2/1991                                           7.95
  7/3/1991                                           7.92
  7/4/1991                                             ND
  7/5/1991                                           8.01
  7/8/1991                                           8.00
  7/9/1991                                           8.02
 7/10/1991                                           8.00
 7/11/1991                                           7.95
 7/12/1991                                           7.90
 7/15/1991                                           7.90
 7/16/1991                                           7.91
 7/17/1991                                           7.94
 7/18/1991                                           7.95
 7/19/1991                                           7.91
 7/22/1991                                           7.92
 7/23/1991                                           7.96
 7/24/1991                                           7.86
 7/25/1991                                           7.81
 7/26/1991                                           7.82
 7/29/1991                                           7.81
 7/30/1991                                           7.81
 7/31/1991                                           7.77
  8/1/1991                                           7.78
  8/2/1991                                           7.62
  8/5/1991                                           7.62
  8/6/1991                                           7.54
  8/7/1991                                           7.51
  8/8/1991                                           7.53
  8/9/1991                                           7.51
 8/12/1991                                           7.49
 8/13/1991                                           7.46
 8/14/1991                                           7.37
 8/15/1991                                           7.37
 8/16/1991                                           7.33
 8/19/1991                                           7.31
 8/20/1991                                           7.24
 8/21/1991                                           7.27
 8/22/1991                                           7.25
 8/23/1991                                           7.39
 8/26/1991                                           7.44
 8/27/1991                                           7.42
 8/28/1991                                           7.32
 8/29/1991                                           7.24
 8/30/1991                                           7.34
  9/2/1991                                             ND
  9/3/1991                                           7.32
  9/4/1991                                           7.31
  9/5/1991                                           7.32
  9/6/1991                                           7.24
  9/9/1991                                           7.20
 9/10/1991                                           7.20
 9/11/1991                                           7.21
 9/12/1991                                           7.15
 9/13/1991                                           7.13
 9/16/1991                                           7.11
 9/17/1991                                           7.10
 9/18/1991                                           7.10
 9/19/1991                                           7.10
 9/20/1991                                           7.09
 9/23/1991                                           7.09
 9/24/1991                                           7.09
 9/25/1991                                           7.06
 9/26/1991                                           7.03
 9/27/1991                                           6.95
 9/30/1991                                           6.92
 10/1/1991                                           6.90
 10/2/1991                                           6.90
 10/3/1991                                           6.88
 10/4/1991                                           6.81
 10/7/1991                                           6.81
 10/8/1991                                           6.82
 10/9/1991                                           6.87
10/10/1991                                           6.93
10/11/1991                                           6.84
10/14/1991                                             ND
10/15/1991                                           6.81
10/16/1991                                           6.79
10/17/1991                                           6.90
10/18/1991                                           6.88
10/21/1991                                           6.95
10/22/1991                                           6.99
10/23/1991                                           7.00
10/24/1991                                           6.91
10/25/1991                                           6.96
10/28/1991                                           6.91
10/29/1991                                           6.80
10/30/1991                                           6.77
10/31/1991                                           6.74
 11/1/1991                                           6.71
 11/4/1991                                           6.74
 11/5/1991                                           6.79
 11/6/1991                                           6.72
 11/7/1991                                           6.65
 11/8/1991                                           6.66
11/11/1991                                             ND
11/12/1991                                           6.65
11/13/1991                                           6.69
11/14/1991                                           6.62
11/15/1991                                           6.58
11/18/1991                                           6.57
11/19/1991                                           6.55
11/20/1991                                           6.56
11/21/1991                                           6.54
11/22/1991                                           6.56
11/25/1991                                           6.61
11/26/1991                                           6.53
11/27/1991                                           6.53
11/28/1991                                             ND
11/29/1991                                           6.48
 12/2/1991                                           6.43
 12/3/1991                                           6.39
 12/4/1991                                           6.27
 12/5/1991                                           6.30
 12/6/1991                                           6.31
 12/9/1991                                           6.23
12/10/1991                                           6.25
12/11/1991                                           6.26
12/12/1991                                           6.23
12/13/1991                                           6.30
12/16/1991                                           6.28
12/17/1991                                           6.24
12/18/1991                                           6.30
12/19/1991                                           6.19
12/20/1991                                           6.02
12/23/1991                                           6.00
12/24/1991                                           6.01
12/25/1991                                             ND
12/26/1991                                           6.00
12/27/1991                                           6.00
12/30/1991                                           5.97
12/31/1991                                           5.93
  1/1/1992                                             ND
  1/2/1992                                           5.98
  1/3/1992                                           6.05
  1/6/1992                                           6.02
  1/7/1992                                           5.94
  1/8/1992                                           5.96
  1/9/1992                                           6.02
 1/10/1992                                           6.10
 1/13/1992                                           6.21
 1/14/1992                                           6.34
 1/15/1992                                           6.37
 1/16/1992                                           6.41
 1/17/1992                                           6.36
 1/20/1992                                             ND
 1/21/1992                                           6.27
 1/22/1992                                           6.28
 1/23/1992                                           6.32
 1/24/1992                                           6.40
 1/27/1992                                           6.41
 1/28/1992                                           6.32
 1/29/1992                                           6.42
 1/30/1992                                           6.48
 1/31/1992                                           6.44
  2/3/1992                                           6.52
  2/4/1992                                           6.46
  2/5/1992                                           6.40
  2/6/1992                                           6.40
  2/7/1992                                           6.40
 2/10/1992                                           6.38
 2/11/1992                                           6.40
 2/12/1992                                           6.46
 2/13/1992                                           6.61
 2/14/1992                                           6.65
 2/17/1992                                             ND
 2/18/1992                                           6.69
 2/19/1992                                           6.67
 2/20/1992                                           6.67
 2/21/1992                                           6.77
 2/24/1992                                           6.81
 2/25/1992                                           6.78
 2/26/1992                                           6.66
 2/27/1992                                           6.67
 2/28/1992                                           6.58
  3/2/1992                                           6.73
  3/3/1992                                           6.76
  3/4/1992                                           6.76
  3/5/1992                                           6.87
  3/6/1992                                           6.85
  3/9/1992                                           6.77
 3/10/1992                                           6.78
 3/11/1992                                           6.86
 3/12/1992                                           7.01
 3/13/1992                                           7.14
 3/16/1992                                           7.12
 3/17/1992                                           7.06
 3/18/1992                                           7.06
 3/19/1992                                           7.03
 3/20/1992                                           7.12
 3/23/1992                                           7.10
 3/24/1992                                           7.00
 3/25/1992                                           6.96
 3/26/1992                                           6.98
 3/27/1992                                           6.97
 3/30/1992                                           6.93
 3/31/1992                                           6.94
  4/1/1992                                           6.82
  4/2/1992                                           6.85
  4/3/1992                                           6.76
  4/6/1992                                           6.74
  4/7/1992                                           6.73
  4/8/1992                                           6.76
  4/9/1992                                           6.59
 4/10/1992                                           6.62
 4/13/1992                                           6.58
 4/14/1992                                           6.60
 4/15/1992                                           6.66
 4/16/1992                                           6.76
 4/17/1992                                             ND
 4/20/1992                                           6.90
 4/21/1992                                           6.89
 4/22/1992                                           6.89
 4/23/1992                                           6.91
 4/24/1992                                           6.85
 4/27/1992                                           6.90
 4/28/1992                                           6.87
 4/29/1992                                           6.88
 4/30/1992                                           6.91
  5/1/1992                                           6.82
  5/4/1992                                           6.82
  5/5/1992                                           6.80
  5/6/1992                                           6.76
  5/7/1992                                           6.80
  5/8/1992                                           6.73
 5/11/1992                                           6.71
 5/12/1992                                           6.66
 5/13/1992                                           6.64
 5/14/1992                                           6.63
 5/15/1992                                           6.60
 5/18/1992                                           6.59
 5/19/1992                                           6.47
 5/20/1992                                           6.55
 5/21/1992                                           6.77
 5/22/1992                                           6.69
 5/25/1992                                             ND
 5/26/1992                                           6.79
 5/27/1992                                           6.74
 5/28/1992                                           6.67
 5/29/1992                                           6.61
  6/1/1992                                           6.69
  6/2/1992                                           6.61
  6/3/1992                                           6.60
  6/4/1992                                           6.60
  6/5/1992                                           6.55
  6/8/1992                                           6.56
  6/9/1992                                           6.59
 6/10/1992                                           6.59
 6/11/1992                                           6.56
 6/12/1992                                           6.49
 6/15/1992                                           6.49
 6/16/1992                                           6.44
 6/17/1992                                           6.44
 6/18/1992                                           6.39
 6/19/1992                                           6.45
 6/22/1992                                           6.45
 6/23/1992                                           6.50
 6/24/1992                                           6.39
 6/25/1992                                           6.32
 6/26/1992                                           6.33
 6/29/1992                                           6.29
 6/30/1992                                           6.29
  7/1/1992                                           6.27
  7/2/1992                                           6.02
  7/3/1992                                             ND
  7/6/1992                                           5.97
  7/7/1992                                           5.91
  7/8/1992                                           5.93
  7/9/1992                                           5.93
 7/10/1992                                           5.92
 7/13/1992                                           5.94
 7/14/1992                                           5.90
 7/15/1992                                           5.80
 7/16/1992                                           5.80
 7/17/1992                                           5.82
 7/20/1992                                           5.82
 7/21/1992                                           5.82
 7/22/1992                                           5.77
 7/23/1992                                           5.62
 7/24/1992                                           5.66
 7/27/1992                                           5.66
 7/28/1992                                           5.63
 7/29/1992                                           5.62
 7/30/1992                                           5.76
 7/31/1992                                           5.84
  8/3/1992                                           5.82
  8/4/1992                                           5.72
  8/5/1992                                           5.69
  8/6/1992                                           5.67
  8/7/1992                                           5.56
 8/10/1992                                           5.50
 8/11/1992                                           5.50
 8/12/1992                                           5.54
 8/13/1992                                           5.57
 8/14/1992                                           5.54
 8/17/1992                                           5.55
 8/18/1992                                           5.44
 8/19/1992                                           5.43
 8/20/1992                                           5.42
 8/21/1992                                           5.54
 8/24/1992                                           5.72
 8/25/1992                                           5.76
 8/26/1992                                           5.70
 8/27/1992                                           5.65
 8/28/1992                                           5.60
 8/31/1992                                           5.60
  9/1/1992                                           5.52
  9/2/1992                                           5.50
  9/3/1992                                           5.50
  9/4/1992                                           5.30
  9/7/1992                                             ND
  9/8/1992                                           5.21
  9/9/1992                                           5.25
 9/10/1992                                           5.26
 9/11/1992                                           5.33
 9/14/1992                                           5.28
 9/15/1992                                           5.37
 9/16/1992                                           5.40
 9/17/1992                                           5.41
 9/18/1992                                           5.41
 9/21/1992                                           5.46
 9/22/1992                                           5.52
 9/23/1992                                           5.54
 9/24/1992                                           5.47
 9/25/1992                                           5.33
 9/28/1992                                           5.28
 9/29/1992                                           5.31
 9/30/1992                                           5.33
 10/1/1992                                           5.18
 10/2/1992                                           5.22
 10/5/1992                                           5.18
 10/6/1992                                           5.25
 10/7/1992                                           5.43
 10/8/1992                                           5.37
 10/9/1992                                           5.50
10/12/1992                                             ND
10/13/1992                                           5.49
10/14/1992                                           5.51
10/15/1992                                           5.52
10/16/1992                                           5.57
10/19/1992                                           5.71
10/20/1992                                           5.90
10/21/1992                                           5.82
10/22/1992                                           5.79
10/23/1992                                           5.91
10/26/1992                                           5.92
10/27/1992                                           5.82
10/28/1992                                           5.83
10/29/1992                                           5.79
10/30/1992                                           5.90
 11/2/1992                                           5.96
 11/3/1992                                           5.94
 11/4/1992                                           5.94
 11/5/1992                                           5.93
 11/6/1992                                           6.02
 11/9/1992                                           6.09
11/10/1992                                           6.01
11/11/1992                                             ND
11/12/1992                                           5.89
11/13/1992                                           5.99
11/16/1992                                           6.11
11/17/1992                                           6.08
11/18/1992                                           5.97
11/19/1992                                           6.00
11/20/1992                                           6.08
11/23/1992                                           6.10
11/24/1992                                           6.04
11/25/1992                                           6.12
11/26/1992                                             ND
11/27/1992                                           6.22
11/30/1992                                           6.23
 12/1/1992                                           6.24
 12/2/1992                                           6.23
 12/3/1992                                           6.20
 12/4/1992                                           6.11
 12/7/1992                                           6.05
 12/8/1992                                           5.99
 12/9/1992                                           6.01
12/10/1992                                           6.04
12/11/1992                                           6.10
12/14/1992                                           6.15
12/15/1992                                           6.12
12/16/1992                                           6.06
12/17/1992                                           6.08
12/18/1992                                           6.07
12/21/1992                                           6.05
12/22/1992                                           6.02
12/23/1992                                           6.01
12/24/1992                                           6.02
12/25/1992                                             ND
12/28/1992                                           6.06
12/29/1992                                           6.04
12/30/1992                                           5.98
12/31/1992                                           6.04
  1/1/1993                                             ND
  1/4/1993                                           5.90
  1/5/1993                                           5.90
  1/6/1993                                           5.94
  1/7/1993                                           6.05
  1/8/1993                                           5.97
 1/11/1993                                           5.93
 1/12/1993                                           5.95
 1/13/1993                                           5.93
 1/14/1993                                           5.88
 1/15/1993                                           5.80
 1/18/1993                                             ND
 1/19/1993                                           5.82
 1/20/1993                                           5.85
 1/21/1993                                           5.83
 1/22/1993                                           5.77
 1/25/1993                                           5.71
 1/26/1993                                           5.75
 1/27/1993                                           5.68
 1/28/1993                                           5.61
 1/29/1993                                           5.57
  2/1/1993                                           5.55
  2/2/1993                                           5.63
  2/3/1993                                           5.62
  2/4/1993                                           5.53
  2/5/1993                                           5.42
  2/8/1993                                           5.49
  2/9/1993                                           5.55
 2/10/1993                                           5.63
 2/11/1993                                           5.58
 2/12/1993                                           5.57
 2/15/1993                                             ND
 2/16/1993                                           5.52
 2/17/1993                                           5.43
 2/18/1993                                           5.29
 2/19/1993                                           5.30
 2/22/1993                                           5.28
 2/23/1993                                           5.12
 2/24/1993                                           5.20
 2/25/1993                                           5.23
 2/26/1993                                           5.21
  3/1/1993                                           5.12
  3/2/1993                                           5.13
  3/3/1993                                           5.05
  3/4/1993                                           5.00
  3/5/1993                                           5.14
  3/8/1993                                           5.15
  3/9/1993                                           5.21
 3/10/1993                                           5.24
 3/11/1993                                           5.23
 3/12/1993                                           5.35
 3/15/1993                                           5.39
 3/16/1993                                           5.27
 3/17/1993                                           5.21
 3/18/1993                                           5.11
 3/19/1993                                           5.17
 3/22/1993                                           5.18
 3/23/1993                                           5.14
 3/24/1993                                           5.19
 3/25/1993                                           5.19
 3/26/1993                                           5.32
 3/29/1993                                           5.25
 3/30/1993                                           5.20
 3/31/1993                                           5.24
  4/1/1993                                           5.24
  4/2/1993                                           5.31
  4/5/1993                                           5.27
  4/6/1993                                           5.22
  4/7/1993                                           5.23
  4/8/1993                                           5.13
  4/9/1993                                             ND
 4/12/1993                                           5.09
 4/13/1993                                           5.10
 4/14/1993                                           5.07
 4/15/1993                                           5.06
 4/16/1993                                           5.08
 4/19/1993                                           5.07
 4/20/1993                                           5.07
 4/21/1993                                           5.05
 4/22/1993                                           5.04
 4/23/1993                                           5.06
 4/26/1993                                           5.09
 4/27/1993                                           5.19
 4/28/1993                                           5.18
 4/29/1993                                           5.10
 4/30/1993                                           5.14
  5/3/1993                                           5.06
  5/4/1993                                           5.04
  5/5/1993                                           5.07
  5/6/1993                                           5.03
  5/7/1993                                           5.04
 5/10/1993                                           5.02
 5/11/1993                                           5.03
 5/12/1993                                           5.07
 5/13/1993                                           5.15
 5/14/1993                                           5.21
 5/17/1993                                           5.27
 5/18/1993                                           5.30
 5/19/1993                                           5.26
 5/20/1993                                           5.25
 5/21/1993                                           5.34
 5/24/1993                                           5.37
 5/25/1993                                           5.38
 5/26/1993                                           5.35
 5/27/1993                                           5.35
 5/28/1993                                           5.37
 5/31/1993                                             ND
  6/1/1993                                           5.28
  6/2/1993                                           5.27
  6/3/1993                                           5.23
  6/4/1993                                           5.36
  6/7/1993                                           5.34
  6/8/1993                                           5.35
  6/9/1993                                           5.33
 6/10/1993                                           5.34
 6/11/1993                                           5.22
 6/14/1993                                           5.20
 6/15/1993                                           5.19
 6/16/1993                                           5.18
 6/17/1993                                           5.17
 6/18/1993                                           5.23
 6/21/1993                                           5.20
 6/22/1993                                           5.21
 6/23/1993                                           5.20
 6/24/1993                                           5.16
 6/25/1993                                           5.13
 6/28/1993                                           5.08
 6/29/1993                                           5.05
 6/30/1993                                           5.05
  7/1/1993                                           5.04
  7/2/1993                                           4.98
  7/5/1993                                             ND
  7/6/1993                                           5.04
  7/7/1993                                           5.04
  7/8/1993                                           5.02
  7/9/1993                                           5.00
 7/12/1993                                           5.00
 7/13/1993                                           5.03
 7/14/1993                                           4.98
 7/15/1993                                           4.99
 7/16/1993                                           4.99
 7/19/1993                                           5.00
 7/20/1993                                           5.08
 7/21/1993                                           5.17
 7/22/1993                                           5.24
 7/23/1993                                           5.28
 7/26/1993                                           5.25
 7/27/1993                                           5.26
 7/28/1993                                           5.23
 7/29/1993                                           5.13
 7/30/1993                                           5.16
  8/2/1993                                           5.20
  8/3/1993                                           5.19
  8/4/1993                                           5.20
  8/5/1993                                           5.18
  8/6/1993                                           5.16
  8/9/1993                                           5.12
 8/10/1993                                           5.14
 8/11/1993                                           5.13
 8/12/1993                                           5.13
 8/13/1993                                           5.08
 8/16/1993                                           5.05
 8/17/1993                                           5.07
 8/18/1993                                           5.04
 8/19/1993                                           4.97
 8/20/1993                                           4.96
 8/23/1993                                           4.98
 8/24/1993                                           4.90
 8/25/1993                                           4.86
 8/26/1993                                           4.78
 8/27/1993                                           4.83
 8/30/1993                                           4.78
 8/31/1993                                           4.80
  9/1/1993                                           4.81
  9/2/1993                                           4.76
  9/3/1993                                           4.65
  9/6/1993                                             ND
  9/7/1993                                           4.60
  9/8/1993                                           4.63
  9/9/1993                                           4.74
 9/10/1993                                           4.67
 9/13/1993                                           4.66
 9/14/1993                                           4.77
 9/15/1993                                           4.75
 9/16/1993                                           4.74
 9/17/1993                                           4.75
 9/20/1993                                           4.79
 9/21/1993                                           4.80
 9/22/1993                                           4.81
 9/23/1993                                           4.80
 9/24/1993                                           4.81
 9/27/1993                                           4.69
 9/28/1993                                           4.67
 9/29/1993                                           4.74
 9/30/1993                                           4.79
 10/1/1993                                           4.72
 10/4/1993                                           4.71
 10/5/1993                                           4.72
 10/6/1993                                           4.70
 10/7/1993                                           4.69
 10/8/1993                                           4.61
10/11/1993                                             ND
10/12/1993                                           4.64
10/13/1993                                           4.64
10/14/1993                                           4.61
10/15/1993                                           4.57
10/18/1993                                           4.66
10/19/1993                                           4.66
10/20/1993                                           4.64
10/21/1993                                           4.72
10/22/1993                                           4.76
10/25/1993                                           4.82
10/26/1993                                           4.79
10/27/1993                                           4.82
10/28/1993                                           4.83
10/29/1993                                           4.83
 11/1/1993                                           4.96
 11/2/1993                                           5.02
 11/3/1993                                           5.01
 11/4/1993                                           5.03
 11/5/1993                                           5.11
 11/8/1993                                           5.04
 11/9/1993                                           5.02
11/10/1993                                           5.08
11/11/1993                                             ND
11/12/1993                                           5.02
11/15/1993                                           5.02
11/16/1993                                           4.98
11/17/1993                                           4.99
11/18/1993                                           5.06
11/19/1993                                           5.16
11/22/1993                                           5.20
11/23/1993                                           5.14
11/24/1993                                           5.11
11/25/1993                                             ND
11/26/1993                                           5.08
11/29/1993                                           5.08
11/30/1993                                           5.15
 12/1/1993                                           5.14
 12/2/1993                                           5.16
 12/3/1993                                           5.16
 12/6/1993                                           5.09
 12/7/1993                                           5.10
 12/8/1993                                           5.09
 12/9/1993                                           5.07
12/10/1993                                           5.13
12/13/1993                                           5.16
12/14/1993                                           5.20
12/15/1993                                           5.19
12/16/1993                                           5.20
12/17/1993                                           5.17
12/20/1993                                           5.20
12/21/1993                                           5.22
12/22/1993                                           5.13
12/23/1993                                           5.10
12/24/1993                                             ND
12/27/1993                                           5.09
12/28/1993                                           5.10
12/29/1993                                           5.12
12/30/1993                                           5.20
12/31/1993                                           5.21
  1/3/1994                                           5.29
  1/4/1994                                           5.26
  1/5/1994                                           5.27
  1/6/1994                                           5.21
  1/7/1994                                           5.03
 1/10/1994                                           5.01
 1/11/1994                                           5.00
 1/12/1994                                           4.95
 1/13/1994                                           5.08
 1/14/1994                                           5.12
 1/17/1994                                             ND
 1/18/1994                                           5.09
 1/19/1994                                           5.08
 1/20/1994                                           5.02
 1/21/1994                                           5.05
 1/24/1994                                           5.06
 1/25/1994                                           5.08
 1/26/1994                                           5.09
 1/27/1994                                           5.04
 1/28/1994                                           4.99
 1/31/1994                                           5.02
  2/1/1994                                           5.10
  2/2/1994                                           5.11
  2/3/1994                                           5.17
  2/4/1994                                           5.32
  2/7/1994                                           5.36
  2/8/1994                                           5.38
  2/9/1994                                           5.35
 2/10/1994                                           5.36
 2/11/1994                                           5.34
 2/14/1994                                           5.36
 2/15/1994                                           5.34
 2/16/1994                                           5.35
 2/17/1994                                           5.45
 2/18/1994                                           5.52
 2/21/1994                                             ND
 2/22/1994                                           5.50
 2/23/1994                                           5.59
 2/24/1994                                           5.66
 2/25/1994                                           5.65
 2/28/1994                                           5.60
  3/1/1994                                           5.74
  3/2/1994                                           5.74
  3/3/1994                                           5.79
  3/4/1994                                           5.82
  3/7/1994                                           5.77
  3/8/1994                                           5.84
  3/9/1994                                           5.84
 3/10/1994                                           5.90
 3/11/1994                                           5.89
 3/14/1994                                           5.94
 3/15/1994                                           5.91
 3/16/1994                                           5.86
 3/17/1994                                           5.88
 3/18/1994                                           5.97
 3/21/1994                                           6.03
 3/22/1994                                           5.92
 3/23/1994                                           5.92
 3/24/1994                                           6.05
 3/25/1994                                           6.08
 3/28/1994                                           6.10
 3/29/1994                                           6.19
 3/30/1994                                           6.24
 3/31/1994                                           6.23
  4/1/1994                                             ND
  4/4/1994                                           6.64
  4/5/1994                                           6.47
  4/6/1994                                           6.42
  4/7/1994                                           6.38
  4/8/1994                                           6.46
 4/11/1994                                           6.46
 4/12/1994                                           6.40
 4/13/1994                                           6.47
 4/14/1994                                           6.51
 4/15/1994                                           6.50
 4/18/1994                                           6.70
 4/19/1994                                           6.68
 4/20/1994                                           6.62
 4/21/1994                                           6.49
 4/22/1994                                           6.53
 4/25/1994                                           6.48
 4/26/1994                                           6.46
 4/27/1994                                             ND
 4/28/1994                                           6.65
 4/29/1994                                           6.64
  5/2/1994                                           6.69
  5/3/1994                                           6.73
  5/4/1994                                           6.74
  5/5/1994                                           6.70
  5/6/1994                                           6.95
  5/9/1994                                           7.09
 5/10/1994                                           6.93
 5/11/1994                                           7.02
 5/12/1994                                           6.97
 5/13/1994                                           6.89
 5/16/1994                                           6.85
 5/17/1994                                           6.66
 5/18/1994                                           6.61
 5/19/1994                                           6.52
 5/20/1994                                           6.59
 5/23/1994                                           6.76
 5/24/1994                                           6.75
 5/25/1994                                           6.74
 5/26/1994                                           6.69
 5/27/1994                                           6.73
 5/30/1994                                             ND
 5/31/1994                                           6.77
  6/1/1994                                           6.74
  6/2/1994                                           6.68
  6/3/1994                                           6.59
  6/6/1994                                           6.49
  6/7/1994                                           6.53
  6/8/1994                                           6.53
  6/9/1994                                           6.54
 6/10/1994                                           6.60
 6/13/1994                                           6.66
 6/14/1994                                           6.58
 6/15/1994                                           6.67
 6/16/1994                                           6.65
 6/17/1994                                           6.71
 6/20/1994                                           6.74
 6/21/1994                                           6.82
 6/22/1994                                           6.75
 6/23/1994                                           6.70
 6/24/1994                                           6.81
 6/27/1994                                           6.79
 6/28/1994                                           6.88
 6/29/1994                                           6.87
 6/30/1994                                           6.97
  7/1/1994                                           6.95
  7/4/1994                                             ND
  7/5/1994                                           6.93
  7/6/1994                                           6.92
  7/7/1994                                           6.89
  7/8/1994                                           7.04
 7/11/1994                                           7.09
 7/12/1994                                           7.03
 7/13/1994                                           7.02
 7/14/1994                                           6.85
 7/15/1994                                           6.84
 7/18/1994                                           6.79
 7/19/1994                                           6.73
 7/20/1994                                           6.84
 7/21/1994                                           6.89
 7/22/1994                                           6.92
 7/25/1994                                           6.90
 7/26/1994                                           6.90
 7/27/1994                                           6.99
 7/28/1994                                           6.94
 7/29/1994                                           6.73
  8/1/1994                                           6.75
  8/2/1994                                           6.73
  8/3/1994                                           6.70
  8/4/1994                                           6.72
  8/5/1994                                           6.93
  8/8/1994                                           6.93
  8/9/1994                                           6.97
 8/10/1994                                           6.95
 8/11/1994                                           7.00
 8/12/1994                                           6.94
 8/15/1994                                           6.96
 8/16/1994                                           6.86
 8/17/1994                                           6.81
 8/18/1994                                           6.93
 8/19/1994                                           6.92
 8/22/1994                                           6.97
 8/23/1994                                           6.94
 8/24/1994                                           6.87
 8/25/1994                                           6.93
 8/26/1994                                           6.87
 8/29/1994                                           6.87
 8/30/1994                                           6.83
 8/31/1994                                           6.81
  9/1/1994                                           6.81
  9/2/1994                                           6.82
  9/5/1994                                             ND
  9/6/1994                                           6.88
  9/7/1994                                           6.92
  9/8/1994                                           6.92
  9/9/1994                                           7.06
 9/12/1994                                           7.08
 9/13/1994                                           7.05
 9/14/1994                                           7.02
 9/15/1994                                           6.97
 9/16/1994                                           7.13
 9/19/1994                                           7.11
 9/20/1994                                           7.15
 9/21/1994                                           7.20
 9/22/1994                                           7.20
 9/23/1994                                           7.20
 9/26/1994                                           7.21
 9/27/1994                                           7.24
 9/28/1994                                           7.21
 9/29/1994                                           7.29
 9/30/1994                                           7.28
 10/3/1994                                           7.35
 10/4/1994                                           7.37
 10/5/1994                                           7.42
 10/6/1994                                           7.43
 10/7/1994                                           7.34
10/10/1994                                             ND
10/11/1994                                           7.30
10/12/1994                                           7.34
10/13/1994                                           7.30
10/14/1994                                           7.26
10/17/1994                                           7.28
10/18/1994                                           7.29
10/19/1994                                           7.34
10/20/1994                                           7.46
10/21/1994                                           7.46
10/24/1994                                           7.52
10/25/1994                                           7.54
10/26/1994                                           7.55
10/27/1994                                           7.55
10/28/1994                                           7.48
10/31/1994                                           7.48
 11/1/1994                                           7.58
 11/2/1994                                           7.63
 11/3/1994                                           7.65
 11/4/1994                                           7.72
 11/7/1994                                           7.73
 11/8/1994                                           7.69
 11/9/1994                                           7.64
11/10/1994                                           7.69
11/11/1994                                             ND
11/14/1994                                           7.66
11/15/1994                                           7.69
11/16/1994                                           7.73
11/17/1994                                           7.79
11/18/1994                                           7.79
11/21/1994                                           7.83
11/22/1994                                           7.82
11/23/1994                                           7.64
11/24/1994                                             ND
11/25/1994                                           7.65
11/28/1994                                           7.77
11/29/1994                                           7.86
11/30/1994                                           7.79
 12/1/1994                                           7.80
 12/2/1994                                           7.71
 12/5/1994                                           7.78
 12/6/1994                                           7.65
 12/7/1994                                           7.74
 12/8/1994                                           7.77
 12/9/1994                                           7.74
12/12/1994                                           7.82
12/13/1994                                           7.84
12/14/1994                                           7.74
12/15/1994                                           7.73
12/16/1994                                           7.76
12/19/1994                                           7.77
12/20/1994                                           7.76
12/21/1994                                           7.75
12/22/1994                                           7.83
12/23/1994                                           7.86
12/26/1994                                             ND
12/27/1994                                           7.78
12/28/1994                                           7.81
12/29/1994                                           7.83
12/30/1994                                           7.83
  1/2/1995                                             ND
  1/3/1995                                           7.88
  1/4/1995                                           7.81
  1/5/1995                                           7.87
  1/6/1995                                           7.87
  1/9/1995                                           7.90
 1/10/1995                                           7.85
 1/11/1995                                           7.80
 1/12/1995                                           7.80
 1/13/1995                                           7.64
 1/16/1995                                             ND
 1/17/1995                                           7.68
 1/18/1995                                           7.71
 1/19/1995                                           7.74
 1/20/1995                                           7.80
 1/23/1995                                           7.80
 1/24/1995                                           7.82
 1/25/1995                                           7.76
 1/26/1995                                           7.70
 1/27/1995                                           7.60
 1/30/1995                                           7.55
 1/31/1995                                           7.54
  2/1/1995                                           7.56
  2/2/1995                                           7.63
  2/3/1995                                           7.40
  2/6/1995                                           7.43
  2/7/1995                                           7.44
  2/8/1995                                           7.43
  2/9/1995                                           7.50
 2/10/1995                                           7.55
 2/13/1995                                           7.54
 2/14/1995                                           7.45
 2/15/1995                                           7.37
 2/16/1995                                           7.29
 2/17/1995                                           7.33
 2/20/1995                                             ND
 2/21/1995                                           7.35
 2/22/1995                                           7.20
 2/23/1995                                           7.20
 2/24/1995                                           7.16
 2/27/1995                                           7.06
 2/28/1995                                           7.06
  3/1/1995                                           7.06
  3/2/1995                                           7.15
  3/3/1995                                           7.19
  3/6/1995                                           7.24
  3/7/1995                                           7.28
  3/8/1995                                           7.20
  3/9/1995                                           7.11
 3/10/1995                                           7.07
 3/13/1995                                           7.01
 3/14/1995                                           6.93
 3/15/1995                                           6.93
 3/16/1995                                           6.89
 3/17/1995                                           6.97
 3/20/1995                                           6.98
 3/21/1995                                           7.01
 3/22/1995                                           7.05
 3/23/1995                                           7.06
 3/24/1995                                           6.93
 3/27/1995                                           6.90
 3/28/1995                                           7.02
 3/29/1995                                           6.98
 3/30/1995                                           7.05
 3/31/1995                                           7.08
  4/3/1995                                           7.00
  4/4/1995                                           6.96
  4/5/1995                                           6.97
  4/6/1995                                           6.92
  4/7/1995                                           6.93
 4/10/1995                                           6.94
 4/11/1995                                           6.92
 4/12/1995                                           6.89
 4/13/1995                                           6.82
 4/14/1995                                             ND
 4/17/1995                                           6.80
 4/18/1995                                           6.77
 4/19/1995                                           6.82
 4/20/1995                                           6.76
 4/21/1995                                           6.77
 4/24/1995                                           6.77
 4/25/1995                                           6.79
 4/26/1995                                           6.79
 4/27/1995                                           6.84
 4/28/1995                                           6.88
  5/1/1995                                           6.90
  5/2/1995                                           6.83
  5/3/1995                                           6.73
  5/4/1995                                           6.63
  5/5/1995                                           6.42
  5/8/1995                                           6.44
  5/9/1995                                           6.33
 5/10/1995                                           6.39
 5/11/1995                                           6.45
 5/12/1995                                           6.46
 5/15/1995                                           6.41
 5/16/1995                                           6.36
 5/17/1995                                           6.35
 5/18/1995                                           6.44
 5/19/1995                                           6.43
 5/22/1995                                           6.46
 5/23/1995                                           6.37
 5/24/1995                                           6.20
 5/25/1995                                           6.18
 5/26/1995                                           6.18
 5/29/1995                                             ND
 5/30/1995                                           6.08
 5/31/1995                                           6.08
  6/1/1995                                           5.94
  6/2/1995                                           5.80
  6/5/1995                                           5.79
  6/6/1995                                           5.83
  6/7/1995                                           5.95
  6/8/1995                                           6.02
  6/9/1995                                           6.21
 6/12/1995                                           6.16
 6/13/1995                                           5.88
 6/14/1995                                           5.88
 6/15/1995                                           5.93
 6/16/1995                                           5.96
 6/19/1995                                           5.87
 6/20/1995                                           5.92
 6/21/1995                                           5.89
 6/22/1995                                           5.80
 6/23/1995                                           5.83
 6/26/1995                                           5.90
 6/27/1995                                           5.94
 6/28/1995                                           5.88
 6/29/1995                                           6.07
 6/30/1995                                           5.98
  7/3/1995                                           5.97
  7/4/1995                                             ND
  7/5/1995                                           5.95
  7/6/1995                                           5.75
  7/7/1995                                           5.74
 7/10/1995                                           5.74
 7/11/1995                                           5.80
 7/12/1995                                           5.80
 7/13/1995                                           5.80
 7/14/1995                                           5.89
 7/17/1995                                           5.97
 7/18/1995                                           6.01
 7/19/1995                                           6.15
 7/20/1995                                           6.15
 7/21/1995                                           6.26
 7/24/1995                                           6.20
 7/25/1995                                           6.19
 7/26/1995                                           6.24
 7/27/1995                                           6.18
 7/28/1995                                           6.22
 7/31/1995                                           6.16
  8/1/1995                                           6.22
  8/2/1995                                           6.15
  8/3/1995                                           6.24
  8/4/1995                                           6.20
  8/7/1995                                           6.18
  8/8/1995                                           6.17
  8/9/1995                                           6.21
 8/10/1995                                           6.25
 8/11/1995                                           6.37
 8/14/1995                                           6.36
 8/15/1995                                           6.37
 8/16/1995                                           6.32
 8/17/1995                                           6.37
 8/18/1995                                           6.36
 8/21/1995                                           6.31
 8/22/1995                                           6.35
 8/23/1995                                           6.37
 8/24/1995                                           6.26
 8/25/1995                                           6.13
 8/28/1995                                           6.10
 8/29/1995                                           6.15
 8/30/1995                                           6.10
 8/31/1995                                           6.07
  9/1/1995                                           6.00
  9/4/1995                                             ND
  9/5/1995                                           5.96
  9/6/1995                                           5.95
  9/7/1995                                           6.00
  9/8/1995                                           6.04
 9/11/1995                                           6.05
 9/12/1995                                           5.96
 9/13/1995                                           5.99
 9/14/1995                                           5.87
 9/15/1995                                           5.91
 9/18/1995                                           5.97
 9/19/1995                                           5.94
 9/20/1995                                           5.92
 9/21/1995                                           6.03
 9/22/1995                                           6.06
 9/25/1995                                           6.08
 9/26/1995                                           6.11
 9/27/1995                                           6.08
 9/28/1995                                           6.10
 9/29/1995                                           6.01
 10/2/1995                                           5.98
 10/3/1995                                           5.96
 10/4/1995                                           5.91
 10/5/1995                                           5.88
 10/6/1995                                           5.89
 10/9/1995                                             ND
10/10/1995                                           5.91
10/11/1995                                           5.91
10/12/1995                                           5.88
10/13/1995                                           5.80
10/16/1995                                           5.80
10/17/1995                                           5.80
10/18/1995                                           5.83
10/19/1995                                           5.83
10/20/1995                                           5.90
10/23/1995                                           5.92
10/24/1995                                           5.85
10/25/1995                                           5.80
10/26/1995                                           5.81
10/27/1995                                           5.83
10/30/1995                                           5.82
10/31/1995                                           5.81
 11/1/1995                                           5.74
 11/2/1995                                           5.68
 11/3/1995                                           5.70
 11/6/1995                                           5.73
 11/7/1995                                           5.77
 11/8/1995                                           5.69
 11/9/1995                                           5.72
11/10/1995                                           5.76
11/13/1995                                           5.72
11/14/1995                                           5.71
11/15/1995                                           5.77
11/16/1995                                           5.68
11/17/1995                                           5.66
11/20/1995                                           5.66
11/21/1995                                           5.70
11/22/1995                                           5.72
11/23/1995                                             ND
11/24/1995                                           5.70
11/27/1995                                           5.67
11/28/1995                                           5.67
11/29/1995                                           5.60
11/30/1995                                           5.53
 12/1/1995                                           5.49
 12/4/1995                                           5.43
 12/5/1995                                           5.45
 12/6/1995                                           5.49
 12/7/1995                                           5.54
 12/8/1995                                           5.56
12/11/1995                                           5.53
12/12/1995                                           5.55
12/13/1995                                           5.56
12/14/1995                                           5.55
12/15/1995                                           5.55
12/18/1995                                           5.66
12/19/1995                                           5.58
12/20/1995                                           5.55
12/21/1995                                           5.53
12/22/1995                                           5.50
12/25/1995                                             ND
12/26/1995                                           5.48
12/27/1995                                           5.46
12/28/1995                                           5.43
12/29/1995                                           5.38
  1/1/1996                                             ND
  1/2/1996                                           5.39
  1/3/1996                                           5.36
  1/4/1996                                           5.39
  1/5/1996                                           5.42
  1/8/1996                                           5.41
  1/9/1996                                           5.41
 1/10/1996                                           5.50
 1/11/1996                                           5.47
 1/12/1996                                           5.40
 1/15/1996                                             ND
 1/16/1996                                           5.37
 1/17/1996                                           5.29
 1/18/1996                                           5.25
 1/19/1996                                           5.27
 1/22/1996                                           5.34
 1/23/1996                                           5.37
 1/24/1996                                           5.30
 1/25/1996                                           5.41
 1/26/1996                                           5.34
 1/29/1996                                           5.37
 1/30/1996                                           5.30
 1/31/1996                                           5.25
  2/1/1996                                           5.24
  2/2/1996                                           5.24
  2/5/1996                                           5.30
  2/6/1996                                           5.28
  2/7/1996                                           5.27
  2/8/1996                                           5.27
  2/9/1996                                           5.25
 2/12/1996                                           5.17
 2/13/1996                                           5.14
 2/14/1996                                           5.17
 2/15/1996                                           5.23
 2/16/1996                                           5.29
 2/19/1996                                             ND
 2/20/1996                                           5.53
 2/21/1996                                           5.56
 2/22/1996                                           5.47
 2/23/1996                                           5.53
 2/26/1996                                           5.56
 2/27/1996                                           5.63
 2/28/1996                                           5.73
 2/29/1996                                           5.73
  3/1/1996                                           5.60
  3/4/1996                                           5.52
  3/5/1996                                           5.60
  3/6/1996                                           5.68
  3/7/1996                                           5.71
  3/8/1996                                           6.05
 3/11/1996                                           6.00
 3/12/1996                                           6.04
 3/13/1996                                           6.03
 3/14/1996                                           6.03
 3/15/1996                                           6.19
 3/18/1996                                           6.16
 3/19/1996                                           6.15
 3/20/1996                                           6.05
 3/21/1996                                           6.01
 3/22/1996                                           6.05
 3/25/1996                                           6.00
 3/26/1996                                           6.00
 3/27/1996                                           6.12
 3/28/1996                                           6.20
 3/29/1996                                           6.10
  4/1/1996                                           6.09
  4/2/1996                                           6.02
  4/3/1996                                           6.06
  4/4/1996                                           6.12
  4/5/1996                                           6.40
  4/8/1996                                           6.46
  4/9/1996                                           6.37
 4/10/1996                                           6.44
 4/11/1996                                           6.50
 4/12/1996                                           6.31
 4/15/1996                                           6.27
 4/16/1996                                           6.28
 4/17/1996                                           6.33
 4/18/1996                                           6.39
 4/19/1996                                           6.32
 4/22/1996                                           6.28
 4/23/1996                                           6.31
 4/24/1996                                           6.34
 4/25/1996                                           6.31
 4/26/1996                                           6.29
 4/29/1996                                           6.33
 4/30/1996                                           6.40
  5/1/1996                                           6.39
  5/2/1996                                           6.56
  5/3/1996                                           6.61
  5/6/1996                                           6.57
  5/7/1996                                           6.60
  5/8/1996                                           6.56
  5/9/1996                                           6.57
 5/10/1996                                           6.45
 5/13/1996                                           6.45
 5/14/1996                                           6.40
 5/15/1996                                           6.39
 5/16/1996                                           6.45
 5/17/1996                                           6.41
 5/20/1996                                           6.38
 5/21/1996                                           6.41
 5/22/1996                                           6.38
 5/23/1996                                           6.44
 5/24/1996                                           6.42
 5/27/1996                                             ND
 5/28/1996                                           6.44
 5/29/1996                                           6.56
 5/30/1996                                           6.55
 5/31/1996                                           6.64
  6/3/1996                                           6.64
  6/4/1996                                           6.62
  6/5/1996                                           6.60
  6/6/1996                                           6.52
  6/7/1996                                           6.75
 6/10/1996                                           6.77
 6/11/1996                                           6.77
 6/12/1996                                           6.81
 6/13/1996                                           6.80
 6/14/1996                                           6.72
 6/17/1996                                           6.68
 6/18/1996                                           6.71
 6/19/1996                                           6.74
 6/20/1996                                           6.77
 6/21/1996                                           6.74
 6/24/1996                                           6.72
 6/25/1996                                           6.70
 6/26/1996                                           6.67
 6/27/1996                                           6.59
 6/28/1996                                           6.47
  7/1/1996                                           6.49
  7/2/1996                                           6.56
  7/3/1996                                           6.53
  7/4/1996                                             ND
  7/5/1996                                           6.82
  7/8/1996                                           6.81
  7/9/1996                                           6.78
 7/10/1996                                           6.71
 7/11/1996                                           6.67
 7/12/1996                                           6.65
 7/15/1996                                           6.67
 7/16/1996                                           6.61
 7/17/1996                                           6.61
 7/18/1996                                           6.50
 7/19/1996                                           6.55
 7/22/1996                                           6.62
 7/23/1996                                           6.60
 7/24/1996                                           6.63
 7/25/1996                                           6.65
 7/26/1996                                           6.62
 7/29/1996                                           6.69
 7/30/1996                                           6.65
 7/31/1996                                           6.57
  8/1/1996                                           6.41
  8/2/1996                                           6.26
  8/5/1996                                           6.28
  8/6/1996                                           6.29
  8/7/1996                                           6.30
  8/8/1996                                           6.29
  8/9/1996                                           6.25
 8/12/1996                                           6.24
 8/13/1996                                           6.32
 8/14/1996                                           6.33
 8/15/1996                                           6.37
 8/16/1996                                           6.31
 8/19/1996                                           6.34
 8/20/1996                                           6.34
 8/21/1996                                           6.35
 8/22/1996                                           6.38
 8/23/1996                                           6.48
 8/26/1996                                           6.57
 8/27/1996                                           6.55
 8/28/1996                                           6.56
 8/29/1996                                           6.61
 8/30/1996                                           6.73
  9/2/1996                                             ND
  9/3/1996                                           6.71
  9/4/1996                                           6.74
  9/5/1996                                           6.76
  9/6/1996                                           6.72
  9/9/1996                                           6.67
 9/10/1996                                           6.70
 9/11/1996                                           6.70
 9/12/1996                                           6.64
 9/13/1996                                           6.48
 9/16/1996                                           6.49
 9/17/1996                                           6.57
 9/18/1996                                           6.61
 9/19/1996                                           6.65
 9/20/1996                                           6.62
 9/23/1996                                           6.60
 9/24/1996                                           6.52
 9/25/1996                                           6.46
 9/26/1996                                           6.41
 9/27/1996                                           6.43
 9/30/1996                                           6.46
 10/1/1996                                           6.39
 10/2/1996                                           6.35
 10/3/1996                                           6.35
 10/4/1996                                           6.20
 10/7/1996                                           6.25
 10/8/1996                                           6.26
 10/9/1996                                           6.31
10/10/1996                                           6.37
10/11/1996                                           6.29
10/14/1996                                             ND
10/15/1996                                           6.30
10/16/1996                                           6.31
10/17/1996                                           6.25
10/18/1996                                           6.25
10/21/1996                                           6.27
10/22/1996                                           6.31
10/23/1996                                           6.31
10/24/1996                                           6.29
10/25/1996                                           6.26
10/28/1996                                           6.29
10/29/1996                                           6.12
10/30/1996                                           6.12
10/31/1996                                           6.10
 11/1/1996                                           6.11
 11/4/1996                                           6.10
 11/5/1996                                           6.03
 11/6/1996                                           6.05
 11/7/1996                                           6.01
 11/8/1996                                           6.04
11/11/1996                                             ND
11/12/1996                                           5.98
11/13/1996                                           5.99
11/14/1996                                           5.93
11/15/1996                                           5.96
11/18/1996                                           5.97
11/19/1996                                           5.94
11/20/1996                                           5.92
11/21/1996                                           5.94
11/22/1996                                           5.94
11/25/1996                                           5.92
11/26/1996                                           5.91
11/27/1996                                           5.91
11/28/1996                                             ND
11/29/1996                                           5.84
 12/2/1996                                           5.85
 12/3/1996                                           5.84
 12/4/1996                                           5.89
 12/5/1996                                           5.99
 12/6/1996                                           6.02
 12/9/1996                                           5.97
12/10/1996                                           5.99
12/11/1996                                           6.14
12/12/1996                                           6.14
12/13/1996                                           6.06
12/16/1996                                           6.13
12/17/1996                                           6.17
12/18/1996                                           6.21
12/19/1996                                           6.13
12/20/1996                                           6.12
12/23/1996                                           6.12
12/24/1996                                           6.13
12/25/1996                                             ND
12/26/1996                                           6.13
12/27/1996                                           6.09
12/30/1996                                           6.10
12/31/1996                                           6.21
  1/1/1997                                             ND
  1/2/1997                                           6.30
  1/3/1997                                           6.28
  1/6/1997                                           6.30
  1/7/1997                                           6.32
  1/8/1997                                           6.34
  1/9/1997                                           6.27
 1/10/1997                                           6.40
 1/13/1997                                           6.40
 1/14/1997                                           6.30
 1/15/1997                                           6.30
 1/16/1997                                           6.33
 1/17/1997                                           6.32
 1/20/1997                                             ND
 1/21/1997                                           6.29
 1/22/1997                                           6.32
 1/23/1997                                           6.35
 1/24/1997                                           6.39
 1/27/1997                                           6.42
 1/28/1997                                           6.38
 1/29/1997                                           6.38
 1/30/1997                                           6.35
 1/31/1997                                           6.26
  2/3/1997                                           6.21
  2/4/1997                                           6.19
  2/5/1997                                           6.21
  2/6/1997                                           6.22
  2/7/1997                                           6.17
 2/10/1997                                           6.16
 2/11/1997                                           6.18
 2/12/1997                                           6.19
 2/13/1997                                           6.12
 2/14/1997                                           6.07
 2/17/1997                                             ND
 2/18/1997                                           6.08
 2/19/1997                                           6.10
 2/20/1997                                           6.17
 2/21/1997                                           6.16
 2/24/1997                                           6.19
 2/25/1997                                           6.20
 2/26/1997                                           6.37
 2/27/1997                                           6.40
 2/28/1997                                           6.39
  3/3/1997                                           6.41
  3/4/1997                                           6.44
  3/5/1997                                           6.43
  3/6/1997                                           6.45
  3/7/1997                                           6.39
 3/10/1997                                           6.40
 3/11/1997                                           6.40
 3/12/1997                                           6.43
 3/13/1997                                           6.55
 3/14/1997                                           6.53
 3/17/1997                                           6.55
 3/18/1997                                           6.56
 3/19/1997                                           6.58
 3/20/1997                                           6.61
 3/21/1997                                           6.61
 3/24/1997                                           6.58
 3/25/1997                                           6.63
 3/26/1997                                           6.66
 3/27/1997                                           6.76
 3/28/1997                                             ND
 3/31/1997                                           6.77
  4/1/1997                                           6.74
  4/2/1997                                           6.73
  4/3/1997                                           6.72
  4/4/1997                                           6.78
  4/7/1997                                           6.73
  4/8/1997                                           6.76
  4/9/1997                                           6.77
 4/10/1997                                           6.78
 4/11/1997                                           6.85
 4/14/1997                                           6.86
 4/15/1997                                           6.76
 4/16/1997                                           6.79
 4/17/1997                                           6.75
 4/18/1997                                           6.73
 4/21/1997                                           6.76
 4/22/1997                                           6.73
 4/23/1997                                           6.78
 4/24/1997                                           6.83
 4/25/1997                                           6.83
 4/28/1997                                           6.81
 4/29/1997                                           6.64
 4/30/1997                                           6.57
  5/1/1997                                           6.55
  5/2/1997                                           6.54
  5/5/1997                                           6.54
  5/6/1997                                           6.56
  5/7/1997                                           6.63
  5/8/1997                                           6.59
  5/9/1997                                           6.51
 5/12/1997                                           6.50
 5/13/1997                                           6.60
 5/14/1997                                           6.54
 5/15/1997                                           6.52
 5/16/1997                                           6.55
 5/19/1997                                           6.57
 5/20/1997                                           6.54
 5/21/1997                                           6.57
 5/22/1997                                           6.61
 5/23/1997                                           6.59
 5/26/1997                                             ND
 5/27/1997                                           6.64
 5/28/1997                                           6.65
 5/29/1997                                           6.61
 5/30/1997                                           6.51
  6/2/1997                                           6.52
  6/3/1997                                           6.49
  6/4/1997                                           6.49
  6/5/1997                                           6.49
  6/6/1997                                           6.39
  6/9/1997                                           6.44
 6/10/1997                                           6.46
 6/11/1997                                           6.45
 6/12/1997                                           6.35
 6/13/1997                                           6.30
 6/16/1997                                           6.28
 6/17/1997                                           6.31
 6/18/1997                                           6.29
 6/19/1997                                           6.29
 6/20/1997                                           6.27
 6/23/1997                                           6.30
 6/24/1997                                           6.31
 6/25/1997                                           6.34
 6/26/1997                                           6.36
 6/27/1997                                           6.35
 6/30/1997                                           6.40
  7/1/1997                                           6.33
  7/2/1997                                           6.30
  7/3/1997                                           6.20
  7/4/1997                                             ND
  7/7/1997                                           6.17
  7/8/1997                                           6.17
  7/9/1997                                           6.15
 7/10/1997                                           6.15
 7/11/1997                                           6.13
 7/14/1997                                           6.16
 7/15/1997                                           6.16
 7/16/1997                                           6.11
 7/17/1997                                           6.11
 7/18/1997                                           6.16
 7/21/1997                                           6.18
 7/22/1997                                           6.07
 7/23/1997                                           6.06
 7/24/1997                                           6.06
 7/25/1997                                           6.08
 7/28/1997                                           6.06
 7/29/1997                                           6.00
 7/30/1997                                           5.95
 7/31/1997                                           5.90
  8/1/1997                                           6.08
  8/4/1997                                           6.12
  8/5/1997                                           6.13
  8/6/1997                                           6.11
  8/7/1997                                           6.14
  8/8/1997                                           6.23
 8/11/1997                                           6.20
 8/12/1997                                           6.22
 8/13/1997                                           6.19
 8/14/1997                                           6.13
 8/15/1997                                           6.10
 8/18/1997                                           6.06
 8/19/1997                                           6.07
 8/20/1997                                           6.10
 8/21/1997                                           6.15
 8/22/1997                                           6.21
 8/25/1997                                           6.25
 8/26/1997                                           6.24
 8/27/1997                                           6.23
 8/28/1997                                           6.18
 8/29/1997                                           6.22
  9/1/1997                                             ND
  9/2/1997                                           6.20
  9/3/1997                                           6.21
  9/4/1997                                           6.22
  9/5/1997                                           6.24
  9/8/1997                                           6.23
  9/9/1997                                           6.24
 9/10/1997                                           6.26
 9/11/1997                                           6.27
 9/12/1997                                           6.17
 9/15/1997                                           6.17
 9/16/1997                                           6.00
 9/17/1997                                           5.99
 9/18/1997                                           6.02
 9/19/1997                                           6.01
 9/22/1997                                           5.99
 9/23/1997                                           6.02
 9/24/1997                                           5.97
 9/25/1997                                           6.04
 9/26/1997                                           5.99
 9/29/1997                                           5.99
 9/30/1997                                           6.00
 10/1/1997                                           5.93
 10/2/1997                                           5.91
 10/3/1997                                           5.89
 10/6/1997                                           5.85
 10/7/1997                                           5.82
 10/8/1997                                           5.96
 10/9/1997                                           5.98
10/10/1997                                           6.03
10/13/1997                                             ND
10/14/1997                                           5.97
10/15/1997                                           6.00
10/16/1997                                           6.00
10/17/1997                                           6.08
10/20/1997                                           6.07
10/21/1997                                           6.07
10/22/1997                                           6.06
10/23/1997                                           5.95
10/24/1997                                           5.94
10/27/1997                                           5.79
10/28/1997                                           5.89
10/29/1997                                           5.78
10/30/1997                                           5.73
10/31/1997                                           5.72
 11/3/1997                                           5.79
 11/4/1997                                           5.83
 11/5/1997                                           5.84
 11/6/1997                                           5.79
 11/7/1997                                           5.81
11/10/1997                                           5.82
11/11/1997                                             ND
11/12/1997                                           5.81
11/13/1997                                           5.79
11/14/1997                                           5.80
11/17/1997                                           5.79
11/18/1997                                           5.80
11/19/1997                                           5.77
11/20/1997                                           5.80
11/21/1997                                           5.77
11/24/1997                                           5.81
11/25/1997                                           5.80
11/26/1997                                           5.82
11/27/1997                                             ND
11/28/1997                                           5.83
 12/1/1997                                           5.83
 12/2/1997                                           5.83
 12/3/1997                                           5.80
 12/4/1997                                           5.78
 12/5/1997                                           5.87
 12/8/1997                                           5.92
 12/9/1997                                           5.90
12/10/1997                                           5.85
12/11/1997                                           5.77
12/12/1997                                           5.71
12/15/1997                                           5.74
12/16/1997                                           5.74
12/17/1997                                           5.77
12/18/1997                                           5.74
12/19/1997                                           5.70
12/22/1997                                           5.71
12/23/1997                                           5.71
12/24/1997                                           5.72
12/25/1997                                             ND
12/26/1997                                           5.72
12/29/1997                                           5.73
12/30/1997                                           5.76
12/31/1997                                           5.71
  1/1/1998                                             ND
  1/2/1998                                           5.63
  1/5/1998                                           5.46
  1/6/1998                                           5.41
  1/7/1998                                           5.45
  1/8/1998                                           5.34
  1/9/1998                                           5.22
 1/12/1998                                           5.24
 1/13/1998                                           5.28
 1/14/1998                                           5.33
 1/15/1998                                           5.34
 1/16/1998                                           5.42
 1/19/1998                                             ND
 1/20/1998                                           5.45
 1/21/1998                                           5.41
 1/22/1998                                           5.39
 1/23/1998                                           5.53
 1/26/1998                                           5.49
 1/27/1998                                           5.57
 1/28/1998                                           5.54
 1/29/1998                                           5.43
 1/30/1998                                           5.39
  2/2/1998                                           5.43
  2/3/1998                                           5.41
  2/4/1998                                           5.41
  2/5/1998                                           5.46
  2/6/1998                                           5.48
  2/9/1998                                           5.51
 2/10/1998                                           5.49
 2/11/1998                                           5.46
 2/12/1998                                           5.46
 2/13/1998                                           5.44
 2/16/1998                                             ND
 2/17/1998                                           5.41
 2/18/1998                                           5.44
 2/19/1998                                           5.47
 2/20/1998                                           5.49
 2/23/1998                                           5.53
 2/24/1998                                           5.66
 2/25/1998                                           5.60
 2/26/1998                                           5.62
 2/27/1998                                           5.59
  3/2/1998                                           5.67
  3/3/1998                                           5.72
  3/4/1998                                           5.71
  3/5/1998                                           5.71
  3/6/1998                                           5.65
  3/9/1998                                           5.61
 3/10/1998                                           5.62
 3/11/1998                                           5.57
 3/12/1998                                           5.52
 3/13/1998                                           5.54
 3/16/1998                                           5.52
 3/17/1998                                           5.53
 3/18/1998                                           5.55
 3/19/1998                                           5.56
 3/20/1998                                           5.56
 3/23/1998                                           5.56
 3/24/1998                                           5.57
 3/25/1998                                           5.62
 3/26/1998                                           5.66
 3/27/1998                                           5.67
 3/30/1998                                           5.70
 3/31/1998                                           5.64
  4/1/1998                                           5.59
  4/2/1998                                           5.54
  4/3/1998                                           5.44
  4/6/1998                                           5.49
  4/7/1998                                           5.50
  4/8/1998                                           5.54
  4/9/1998                                           5.56
 4/10/1998                                             ND
 4/13/1998                                           5.64
 4/14/1998                                           5.60
 4/15/1998                                           5.59
 4/16/1998                                           5.57
 4/17/1998                                           5.57
 4/20/1998                                           5.61
 4/21/1998                                           5.66
 4/22/1998                                           5.66
 4/23/1998                                           5.66
 4/24/1998                                           5.65
 4/27/1998                                           5.77
 4/28/1998                                           5.78
 4/29/1998                                           5.78
 4/30/1998                                           5.65
  5/1/1998                                           5.63
  5/4/1998                                           5.63
  5/5/1998                                           5.66
  5/6/1998                                           5.60
  5/7/1998                                           5.60
  5/8/1998                                           5.65
 5/11/1998                                           5.72
 5/12/1998                                           5.65
 5/13/1998                                           5.63
 5/14/1998                                           5.66
 5/15/1998                                           5.67
 5/18/1998                                           5.63
 5/19/1998                                           5.63
 5/20/1998                                           5.60
 5/21/1998                                           5.66
 5/22/1998                                           5.65
 5/25/1998                                             ND
 5/26/1998                                           5.60
 5/27/1998                                           5.57
 5/28/1998                                           5.56
 5/29/1998                                           5.56
  6/1/1998                                           5.53
  6/2/1998                                           5.56
  6/3/1998                                           5.57
  6/4/1998                                           5.60
  6/5/1998                                           5.60
  6/8/1998                                           5.60
  6/9/1998                                           5.61
 6/10/1998                                           5.55
 6/11/1998                                           5.46
 6/12/1998                                           5.43
 6/15/1998                                           5.42
 6/16/1998                                           5.49
 6/17/1998                                           5.57
 6/18/1998                                           5.55
 6/19/1998                                           5.52
 6/22/1998                                           5.52
 6/23/1998                                           5.51
 6/24/1998                                           5.48
 6/25/1998                                           5.50
 6/26/1998                                           5.49
 6/29/1998                                           5.50
 6/30/1998                                           5.47
  7/1/1998                                           5.43
  7/2/1998                                           5.43
  7/3/1998                                             ND
  7/6/1998                                           5.40
  7/7/1998                                           5.43
  7/8/1998                                           5.43
  7/9/1998                                           5.40
 7/10/1998                                           5.40
 7/13/1998                                           5.45
 7/14/1998                                           5.47
 7/15/1998                                           5.46
 7/16/1998                                           5.48
 7/17/1998                                           5.49
 7/20/1998                                           5.47
 7/21/1998                                           5.46
 7/22/1998                                           5.47
 7/23/1998                                           5.46
 7/24/1998                                           5.48
 7/27/1998                                           5.49
 7/28/1998                                           5.49
 7/29/1998                                           5.52
 7/30/1998                                           5.52
 7/31/1998                                           5.52
  8/3/1998                                           5.46
  8/4/1998                                           5.44
  8/5/1998                                           5.43
  8/6/1998                                           5.43
  8/7/1998                                           5.39
 8/10/1998                                           5.39
 8/11/1998                                           5.33
 8/12/1998                                           5.34
 8/13/1998                                           5.38
 8/14/1998                                           5.34
 8/17/1998                                           5.33
 8/18/1998                                           5.35
 8/19/1998                                           5.35
 8/20/1998                                           5.32
 8/21/1998                                           5.24
 8/24/1998                                           5.19
 8/25/1998                                           5.13
 8/26/1998                                           5.11
 8/27/1998                                           4.97
 8/28/1998                                           4.94
 8/31/1998                                           4.91
  9/1/1998                                           4.91
  9/2/1998                                           4.96
  9/3/1998                                           4.91
  9/4/1998                                           4.90
  9/7/1998                                             ND
  9/8/1998                                           4.89
  9/9/1998                                           4.79
 9/10/1998                                           4.55
 9/11/1998                                           4.65
 9/14/1998                                           4.65
 9/15/1998                                           4.68
 9/16/1998                                           4.69
 9/17/1998                                           4.60
 9/18/1998                                           4.50
 9/21/1998                                           4.51
 9/22/1998                                           4.57
 9/23/1998                                           4.48
 9/24/1998                                           4.43
 9/25/1998                                           4.40
 9/28/1998                                           4.40
 9/29/1998                                           4.40
 9/30/1998                                           4.23
 10/1/1998                                           4.10
 10/2/1998                                           4.08
 10/5/1998                                           3.95
 10/6/1998                                           4.05
 10/7/1998                                           4.13
 10/8/1998                                           4.29
 10/9/1998                                           4.46
10/12/1998                                             ND
10/13/1998                                           4.37
10/14/1998                                           4.23
10/15/1998                                           4.23
10/16/1998                                           4.04
10/19/1998                                           4.06
10/20/1998                                           4.14
10/21/1998                                           4.17
10/22/1998                                           4.19
10/23/1998                                           4.28
10/26/1998                                           4.32
10/27/1998                                           4.23
10/28/1998                                           4.18
10/29/1998                                           4.13
10/30/1998                                           4.24
 11/2/1998                                           4.39
 11/3/1998                                           4.33
 11/4/1998                                           4.48
 11/5/1998                                           4.48
 11/6/1998                                           4.58
 11/9/1998                                           4.55
11/10/1998                                           4.50
11/11/1998                                             ND
11/12/1998                                           4.47
11/13/1998                                           4.53
11/16/1998                                           4.55
11/17/1998                                           4.57
11/18/1998                                           4.58
11/19/1998                                           4.63
11/20/1998                                           4.60
11/23/1998                                           4.60
11/24/1998                                           4.63
11/25/1998                                           4.63
11/26/1998                                             ND
11/27/1998                                           4.60
11/30/1998                                           4.51
 12/1/1998                                           4.43
 12/2/1998                                           4.31
 12/3/1998                                           4.31
 12/4/1998                                           4.38
 12/7/1998                                           4.47
 12/8/1998                                           4.40
 12/9/1998                                           4.37
12/10/1998                                           4.33
12/11/1998                                           4.39
12/14/1998                                           4.35
12/15/1998                                           4.39
12/16/1998                                           4.34
12/17/1998                                           4.34
12/18/1998                                           4.38
12/21/1998                                           4.45
12/22/1998                                           4.50
12/23/1998                                           4.65
12/24/1998                                           4.74
12/25/1998                                             ND
12/28/1998                                           4.66
12/29/1998                                           4.60
12/30/1998                                           4.55
12/31/1998                                           4.56
  1/1/1999                                             ND
  1/4/1999                                           4.57
  1/5/1999                                           4.62
  1/6/1999                                           4.61
  1/7/1999                                           4.62
  1/8/1999                                           4.72
 1/11/1999                                           4.76
 1/12/1999                                           4.68
 1/13/1999                                           4.60
 1/14/1999                                           4.48
 1/15/1999                                           4.54
 1/18/1999                                             ND
 1/19/1999                                           4.60
 1/20/1999                                           4.65
 1/21/1999                                           4.60
 1/22/1999                                           4.54
 1/25/1999                                           4.55
 1/26/1999                                           4.58
 1/27/1999                                           4.57
 1/28/1999                                           4.57
 1/29/1999                                           4.55
  2/1/1999                                           4.65
  2/2/1999                                           4.70
  2/3/1999                                           4.74
  2/4/1999                                           4.82
  2/5/1999                                           4.88
  2/8/1999                                           4.86
  2/9/1999                                           4.78
 2/10/1999                                           4.79
 2/11/1999                                           4.83
 2/12/1999                                           4.96
 2/15/1999                                             ND
 2/16/1999                                           4.96
 2/17/1999                                           4.91
 2/18/1999                                           4.96
 2/19/1999                                           4.99
 2/22/1999                                           4.95
 2/23/1999                                           5.04
 2/24/1999                                           5.12
 2/25/1999                                           5.23
 2/26/1999                                           5.21
  3/1/1999                                           5.32
  3/2/1999                                           5.27
  3/3/1999                                           5.29
  3/4/1999                                           5.32
  3/5/1999                                           5.24
  3/8/1999                                           5.21
  3/9/1999                                           5.11
 3/10/1999                                           5.13
 3/11/1999                                           5.13
 3/12/1999                                           5.08
 3/15/1999                                           5.07
 3/16/1999                                           5.03
 3/17/1999                                           5.05
 3/18/1999                                           5.02
 3/19/1999                                           5.07
 3/22/1999                                           5.13
 3/23/1999                                           5.11
 3/24/1999                                           5.07
 3/25/1999                                           5.12
 3/26/1999                                           5.10
 3/29/1999                                           5.15
 3/30/1999                                           5.09
 3/31/1999                                           5.12
  4/1/1999                                           5.15
  4/2/1999                                           5.07
  4/5/1999                                           5.07
  4/6/1999                                           5.01
  4/7/1999                                           5.04
  4/8/1999                                           4.94
  4/9/1999                                           4.96
 4/12/1999                                           4.98
 4/13/1999                                           5.02
 4/14/1999                                           5.04
 4/15/1999                                           5.08
 4/16/1999                                           5.13
 4/19/1999                                           5.08
 4/20/1999                                           5.06
 4/21/1999                                           5.07
 4/22/1999                                           5.15
 4/23/1999                                           5.15
 4/26/1999                                           5.14
 4/27/1999                                           5.12
 4/28/1999                                           5.16
 4/29/1999                                           5.09
 4/30/1999                                           5.24
  5/3/1999                                           5.25
  5/4/1999                                           5.30
  5/5/1999                                           5.27
  5/6/1999                                           5.39
  5/7/1999                                           5.40
 5/10/1999                                           5.38
 5/11/1999                                           5.40
 5/12/1999                                           5.39
 5/13/1999                                           5.29
 5/14/1999                                           5.48
 5/17/1999                                           5.53
 5/18/1999                                           5.58
 5/19/1999                                           5.54
 5/20/1999                                           5.53
 5/21/1999                                           5.46
 5/24/1999                                           5.43
 5/25/1999                                           5.44
 5/26/1999                                           5.49
 5/27/1999                                           5.59
 5/28/1999                                           5.60
 5/31/1999                                             ND
  6/1/1999                                           5.74
  6/2/1999                                           5.75
  6/3/1999                                           5.75
  6/4/1999                                           5.75
  6/7/1999                                           5.73
  6/8/1999                                           5.74
  6/9/1999                                           5.79
 6/10/1999                                           5.85
 6/11/1999                                           5.92
 6/14/1999                                           5.89
 6/15/1999                                           5.87
 6/16/1999                                           5.84
 6/17/1999                                           5.67
 6/18/1999                                           5.75
 6/21/1999                                           5.81
 6/22/1999                                           5.84
 6/23/1999                                           5.90
 6/24/1999                                           5.93
 6/25/1999                                           5.91
 6/28/1999                                           5.86
 6/29/1999                                           5.84
 6/30/1999                                           5.67
  7/1/1999                                           5.73
  7/2/1999                                           5.70
  7/5/1999                                             ND
  7/6/1999                                           5.77
  7/7/1999                                           5.79
  7/8/1999                                           5.72
  7/9/1999                                           5.72
 7/12/1999                                           5.62
 7/13/1999                                           5.60
 7/14/1999                                           5.63
 7/15/1999                                           5.63
 7/16/1999                                           5.57
 7/19/1999                                           5.56
 7/20/1999                                           5.54
 7/21/1999                                           5.55
 7/22/1999                                           5.66
 7/23/1999                                           5.72
 7/26/1999                                           5.73
 7/27/1999                                           5.70
 7/28/1999                                           5.70
 7/29/1999                                           5.79
 7/30/1999                                           5.82
  8/2/1999                                           5.85
  8/3/1999                                           5.86
  8/4/1999                                           5.86
  8/5/1999                                           5.77
  8/6/1999                                           5.94
  8/9/1999                                           6.04
 8/10/1999                                           6.00
 8/11/1999                                           5.96
 8/12/1999                                           5.97
 8/13/1999                                           5.88
 8/16/1999                                           5.88
 8/17/1999                                           5.80
 8/18/1999                                           5.79
 8/19/1999                                           5.81
 8/20/1999                                           5.79
 8/23/1999                                           5.79
 8/24/1999                                           5.73
 8/25/1999                                           5.63
 8/26/1999                                           5.67
 8/27/1999                                           5.75
 8/30/1999                                           5.86
 8/31/1999                                           5.88
  9/1/1999                                           5.88
  9/2/1999                                           5.90
  9/3/1999                                           5.78
  9/6/1999                                             ND
  9/7/1999                                           5.83
  9/8/1999                                           5.82
  9/9/1999                                           5.85
 9/10/1999                                           5.78
 9/13/1999                                           5.80
 9/14/1999                                           5.85
 9/15/1999                                           5.81
 9/16/1999                                           5.77
 9/17/1999                                           5.76
 9/20/1999                                           5.81
 9/21/1999                                           5.83
 9/22/1999                                           5.81
 9/23/1999                                           5.76
 9/24/1999                                           5.65
 9/27/1999                                           5.73
 9/28/1999                                           5.78
 9/29/1999                                           5.86
 9/30/1999                                           5.78
 10/1/1999                                           5.90
 10/4/1999                                           5.85
 10/5/1999                                           5.94
 10/6/1999                                           5.98
 10/7/1999                                           5.99
 10/8/1999                                           5.97
10/11/1999                                             ND
10/12/1999                                           5.99
10/13/1999                                           6.04
10/14/1999                                           6.09
10/15/1999                                           5.99
10/18/1999                                           6.03
10/19/1999                                           6.09
10/20/1999                                           6.11
10/21/1999                                           6.11
10/22/1999                                           6.13
10/25/1999                                           6.14
10/26/1999                                           6.17
10/27/1999                                           6.13
10/28/1999                                           6.05
10/29/1999                                           5.97
 11/1/1999                                           6.00
 11/2/1999                                           5.98
 11/3/1999                                           5.97
 11/4/1999                                           5.91
 11/5/1999                                           5.88
 11/8/1999                                           5.90
 11/9/1999                                           5.87
11/10/1999                                           5.90
11/11/1999                                             ND
11/12/1999                                           5.85
11/15/1999                                           5.87
11/16/1999                                           5.91
11/17/1999                                           5.98
11/18/1999                                           5.99
11/19/1999                                           6.00
11/22/1999                                           6.02
11/23/1999                                           6.02
11/24/1999                                           6.02
11/25/1999                                             ND
11/26/1999                                           6.06
11/29/1999                                           6.14
11/30/1999                                           6.11
 12/1/1999                                           6.14
 12/2/1999                                           6.16
 12/3/1999                                           6.08
 12/6/1999                                           6.07
 12/7/1999                                           6.03
 12/8/1999                                           6.06
 12/9/1999                                           6.03
12/10/1999                                           5.98
12/13/1999                                           6.01
12/14/1999                                           6.12
12/15/1999                                           6.14
12/16/1999                                           6.20
12/17/1999                                           6.22
12/20/1999                                           6.28
12/21/1999                                           6.29
12/22/1999                                           6.31
12/23/1999                                           6.33
12/24/1999                                             ND
12/27/1999                                           6.32
12/28/1999                                           6.35
12/29/1999                                           6.32
12/30/1999                                           6.30
12/31/1999                                           6.36
  1/3/2000                                           6.50
  1/4/2000                                           6.40
  1/5/2000                                           6.51
  1/6/2000                                           6.46
  1/7/2000                                           6.42
 1/10/2000                                           6.49
 1/11/2000                                           6.57
 1/12/2000                                           6.63
 1/13/2000                                           6.54
 1/14/2000                                           6.59
 1/17/2000                                             ND
 1/18/2000                                           6.65
 1/19/2000                                           6.62
 1/20/2000                                           6.67
 1/21/2000                                           6.67
 1/24/2000                                           6.59
 1/25/2000                                           6.60
 1/26/2000                                           6.62
 1/27/2000                                           6.67
 1/28/2000                                           6.68
 1/31/2000                                           6.71
  2/1/2000                                           6.68
  2/2/2000                                           6.69
  2/3/2000                                           6.56
  2/4/2000                                           6.64
  2/7/2000                                           6.76
  2/8/2000                                           6.74
  2/9/2000                                           6.77
 2/10/2000                                           6.78
 2/11/2000                                           6.77
 2/14/2000                                           6.72
 2/15/2000                                           6.74
 2/16/2000                                           6.75
 2/17/2000                                           6.76
 2/18/2000                                           6.72
 2/21/2000                                             ND
 2/22/2000                                           6.62
 2/23/2000                                           6.66
 2/24/2000                                           6.56
 2/25/2000                                           6.50
 2/28/2000                                           6.53
 2/29/2000                                           6.61
  3/1/2000                                           6.59
  3/2/2000                                           6.59
  3/3/2000                                           6.60
  3/6/2000                                           6.64
  3/7/2000                                           6.60
  3/8/2000                                           6.59
  3/9/2000                                           6.56
 3/10/2000                                           6.61
 3/13/2000                                           6.57
 3/14/2000                                           6.52
 3/15/2000                                           6.50
 3/16/2000                                           6.47
 3/17/2000                                           6.45
 3/20/2000                                           6.45
 3/21/2000                                           6.44
 3/22/2000                                           6.41
 3/23/2000                                           6.39
 3/24/2000                                           6.51
 3/27/2000                                           6.51
 3/28/2000                                           6.46
 3/29/2000                                           6.46
 3/30/2000                                           6.35
 3/31/2000                                           6.32
  4/3/2000                                           6.30
  4/4/2000                                           6.16
  4/5/2000                                           6.17
  4/6/2000                                           6.20
  4/7/2000                                           6.18
 4/10/2000                                           6.11
 4/11/2000                                           6.19
 4/12/2000                                           6.27
 4/13/2000                                           6.24
 4/14/2000                                           6.11
 4/17/2000                                           6.23
 4/18/2000                                           6.27
 4/19/2000                                           6.23
 4/20/2000                                           6.24
 4/21/2000                                             ND
 4/24/2000                                           6.23
 4/25/2000                                           6.39
 4/26/2000                                           6.40
 4/27/2000                                           6.51
 4/28/2000                                           6.56
  5/1/2000                                           6.59
  5/2/2000                                           6.60
  5/3/2000                                           6.66
  5/4/2000                                           6.70
  5/5/2000                                           6.77
  5/8/2000                                           6.83
  5/9/2000                                           6.75
 5/10/2000                                           6.69
 5/11/2000                                           6.67
 5/12/2000                                           6.76
 5/15/2000                                           6.73
 5/16/2000                                           6.72
 5/17/2000                                           6.74
 5/18/2000                                           6.79
 5/19/2000                                           6.71
 5/22/2000                                           6.66
 5/23/2000                                           6.68
 5/24/2000                                           6.71
 5/25/2000                                           6.64
 5/26/2000                                           6.57
 5/29/2000                                             ND
 5/30/2000                                           6.62
 5/31/2000                                           6.54
  6/1/2000                                           6.44
  6/2/2000                                           6.37
  6/5/2000                                           6.33
  6/6/2000                                           6.35
  6/7/2000                                           6.35
  6/8/2000                                           6.37
  6/9/2000                                           6.36
 6/12/2000                                           6.33
 6/13/2000                                           6.32
 6/14/2000                                           6.26
 6/15/2000                                           6.26
 6/16/2000                                           6.19
 6/19/2000                                           6.20
 6/20/2000                                           6.23
 6/21/2000                                           6.32
 6/22/2000                                           6.32
 6/23/2000                                           6.37
 6/26/2000                                           6.29
 6/27/2000                                           6.29
 6/28/2000                                           6.28
 6/29/2000                                           6.21
 6/30/2000                                           6.18
  7/3/2000                                           6.12
  7/4/2000                                             ND
  7/5/2000                                           6.12
  7/6/2000                                           6.16
  7/7/2000                                           6.11
 7/10/2000                                           6.13
 7/11/2000                                           6.16
 7/12/2000                                           6.20
 7/13/2000                                           6.15
 7/14/2000                                           6.25
 7/17/2000                                           6.31
 7/18/2000                                           6.30
 7/19/2000                                           6.31
 7/20/2000                                           6.15
 7/21/2000                                           6.14
 7/24/2000                                           6.18
 7/25/2000                                           6.17
 7/26/2000                                           6.16
 7/27/2000                                           6.14
 7/28/2000                                           6.16
 7/31/2000                                           6.16
  8/1/2000                                           6.12
  8/2/2000                                           6.09
  8/3/2000                                           6.07
  8/4/2000                                           6.02
  8/7/2000                                           6.07
  8/8/2000                                           6.03
  8/9/2000                                           6.03
 8/10/2000                                           6.00
 8/11/2000                                           6.07
 8/14/2000                                           6.07
 8/15/2000                                           6.11
 8/16/2000                                           6.13
 8/17/2000                                           6.13
 8/18/2000                                           6.09
 8/21/2000                                           6.10
 8/22/2000                                           6.07
 8/23/2000                                           6.02
 8/24/2000                                           6.00
 8/25/2000                                           6.00
 8/28/2000                                           6.05
 8/29/2000                                           6.08
 8/30/2000                                           6.07
 8/31/2000                                           5.98
  9/1/2000                                           5.92
  9/4/2000                                             ND
  9/5/2000                                           5.92
  9/6/2000                                           5.95
  9/7/2000                                           5.97
  9/8/2000                                           5.95
 9/11/2000                                           5.97
 9/12/2000                                           5.97
 9/13/2000                                           5.94
 9/14/2000                                           5.96
 9/15/2000                                           5.93
 9/18/2000                                           5.93
 9/19/2000                                           5.93
 9/20/2000                                           5.98
 9/21/2000                                           5.96
 9/22/2000                                           5.93
 9/25/2000                                           5.94
 9/26/2000                                           5.90
 9/27/2000                                           5.89
 9/28/2000                                           5.90
 9/29/2000                                           5.85
 10/2/2000                                           5.86
 10/3/2000                                           5.88
 10/4/2000                                           5.94
 10/5/2000                                           5.92
 10/6/2000                                           5.88
 10/9/2000                                             ND
10/10/2000                                           5.86
10/11/2000                                           5.82
10/12/2000                                           5.74
10/13/2000                                           5.73
10/16/2000                                           5.77
10/17/2000                                           5.68
10/18/2000                                           5.68
10/19/2000                                           5.69
10/20/2000                                           5.69
10/23/2000                                           5.66
10/24/2000                                           5.70
10/25/2000                                           5.74
10/26/2000                                           5.75
10/27/2000                                           5.79
10/30/2000                                           5.83
10/31/2000                                           5.83
 11/1/2000                                           5.79
 11/2/2000                                           5.78
 11/3/2000                                           5.86
 11/6/2000                                           5.91
 11/7/2000                                           5.84
 11/8/2000                                           5.83
 11/9/2000                                           5.76
11/10/2000                                           5.76
11/13/2000                                           5.72
11/14/2000                                           5.72
11/15/2000                                           5.69
11/16/2000                                           5.66
11/17/2000                                           5.67
11/20/2000                                           5.65
11/21/2000                                           5.65
11/22/2000                                           5.60
11/23/2000                                             ND
11/24/2000                                           5.63
11/27/2000                                           5.63
11/28/2000                                           5.57
11/29/2000                                           5.51
11/30/2000                                           5.42
 12/1/2000                                           5.46
 12/4/2000                                           5.45
 12/5/2000                                           5.36
 12/6/2000                                           5.26
 12/7/2000                                           5.26
 12/8/2000                                           5.32
12/11/2000                                           5.33
12/12/2000                                           5.33
12/13/2000                                           5.24
12/14/2000                                           5.19
12/15/2000                                           5.15
12/18/2000                                           5.10
12/19/2000                                           5.12
12/20/2000                                           5.00
12/21/2000                                           4.94
12/22/2000                                           4.93
12/25/2000                                             ND
12/26/2000                                           4.92
12/27/2000                                           4.99
12/28/2000                                           5.02
12/29/2000                                           4.99
  1/1/2001                                             ND
  1/2/2001                                           4.76
  1/3/2001                                           4.94
  1/4/2001                                           4.82
  1/5/2001                                           4.66
  1/8/2001                                           4.65
  1/9/2001                                           4.73
 1/10/2001                                           4.83
 1/11/2001                                           4.85
 1/12/2001                                           4.97
 1/15/2001                                             ND
 1/16/2001                                           4.96
 1/17/2001                                           4.87
 1/18/2001                                           4.74
 1/19/2001                                           4.84
 1/22/2001                                           4.87
 1/23/2001                                           4.96
 1/24/2001                                           4.98
 1/25/2001                                           4.94
 1/26/2001                                           4.93
 1/29/2001                                           4.97
 1/30/2001                                           4.91
 1/31/2001                                           4.85
  2/1/2001                                           4.78
  2/2/2001                                           4.86
  2/5/2001                                           4.88
  2/6/2001                                           4.92
  2/7/2001                                           4.91
  2/8/2001                                           4.93
  2/9/2001                                           4.85
 2/12/2001                                           4.86
 2/13/2001                                           4.90
 2/14/2001                                           4.99
 2/15/2001                                           5.06
 2/16/2001                                           4.94
 2/19/2001                                             ND
 2/20/2001                                           4.94
 2/21/2001                                           4.96
 2/22/2001                                           4.94
 2/23/2001                                           4.86
 2/26/2001                                           4.81
 2/27/2001                                           4.75
 2/28/2001                                           4.70
  3/1/2001                                           4.67
  3/2/2001                                           4.75
  3/5/2001                                           4.78
  3/6/2001                                           4.78
  3/7/2001                                           4.72
  3/8/2001                                           4.70
  3/9/2001                                           4.75
 3/12/2001                                           4.72
 3/13/2001                                           4.75
 3/14/2001                                           4.62
 3/15/2001                                           4.55
 3/16/2001                                           4.54
 3/19/2001                                           4.58
 3/20/2001                                           4.52
 3/21/2001                                           4.49
 3/22/2001                                           4.44
 3/23/2001                                           4.52
 3/26/2001                                           4.56
 3/27/2001                                           4.73
 3/28/2001                                           4.68
 3/29/2001                                           4.67
 3/30/2001                                           4.62
  4/2/2001                                           4.66
  4/3/2001                                           4.60
  4/4/2001                                           4.58
  4/5/2001                                           4.63
  4/6/2001                                           4.52
  4/9/2001                                           4.56
 4/10/2001                                           4.70
 4/11/2001                                           4.75
 4/12/2001                                           4.83
 4/13/2001                                             ND
 4/16/2001                                           4.94
 4/17/2001                                           4.87
 4/18/2001                                           4.75
 4/19/2001                                           4.86
 4/20/2001                                           4.88
 4/23/2001                                           4.78
 4/24/2001                                           4.78
 4/25/2001                                           4.88
 4/26/2001                                           4.79
 4/27/2001                                           4.94
 4/30/2001                                           4.97
  5/1/2001                                           4.94
  5/2/2001                                           4.95
  5/3/2001                                           4.87
  5/4/2001                                           4.83
  5/7/2001                                           4.82
  5/8/2001                                           4.68
  5/9/2001                                           4.65
 5/10/2001                                           4.76
 5/11/2001                                           4.99
 5/14/2001                                           4.94
 5/15/2001                                           4.95
 5/16/2001                                           4.95
 5/17/2001                                           4.99
 5/18/2001                                           4.99
 5/21/2001                                           4.99
 5/22/2001                                           4.99
 5/23/2001                                           4.96
 5/24/2001                                           5.05
 5/25/2001                                           5.04
 5/28/2001                                             ND
 5/29/2001                                           5.06
 5/30/2001                                           5.07
 5/31/2001                                           4.94
  6/1/2001                                           4.94
  6/4/2001                                           4.93
  6/5/2001                                           4.84
  6/6/2001                                           4.83
  6/7/2001                                           4.88
  6/8/2001                                           4.93
 6/11/2001                                           4.87
 6/12/2001                                           4.82
 6/13/2001                                           4.81
 6/14/2001                                           4.76
 6/15/2001                                           4.74
 6/18/2001                                           4.73
 6/19/2001                                           4.72
 6/20/2001                                           4.72
 6/21/2001                                           4.70
 6/22/2001                                           4.63
 6/25/2001                                           4.65
 6/26/2001                                           4.74
 6/27/2001                                           4.82
 6/28/2001                                           4.92
 6/29/2001                                           4.97
  7/2/2001                                           4.88
  7/3/2001                                           4.91
  7/4/2001                                             ND
  7/5/2001                                           4.95
  7/6/2001                                           4.90
  7/9/2001                                           4.88
 7/10/2001                                           4.82
 7/11/2001                                           4.81
 7/12/2001                                           4.80
 7/13/2001                                           4.82
 7/16/2001                                           4.76
 7/17/2001                                           4.78
 7/18/2001                                           4.66
 7/19/2001                                           4.69
 7/20/2001                                           4.70
 7/23/2001                                           4.68
 7/24/2001                                           4.67
 7/25/2001                                           4.74
 7/26/2001                                           4.71
 7/27/2001                                           4.64
 7/30/2001                                           4.63
 7/31/2001                                           4.57
  8/1/2001                                           4.62
  8/2/2001                                           4.69
  8/3/2001                                           4.72
  8/6/2001                                           4.71
  8/7/2001                                           4.72
  8/8/2001                                           4.61
  8/9/2001                                           4.66
 8/10/2001                                           4.61
 8/13/2001                                           4.57
 8/14/2001                                           4.59
 8/15/2001                                           4.62
 8/16/2001                                           4.58
 8/17/2001                                           4.49
 8/20/2001                                           4.55
 8/21/2001                                           4.50
 8/22/2001                                           4.53
 8/23/2001                                           4.52
 8/24/2001                                           4.55
 8/27/2001                                           4.57
 8/28/2001                                           4.48
 8/29/2001                                           4.43
 8/30/2001                                           4.42
 8/31/2001                                           4.46
  9/3/2001                                             ND
  9/4/2001                                           4.63
  9/5/2001                                           4.61
  9/6/2001                                           4.48
  9/7/2001                                           4.39
 9/10/2001                                           4.41
 9/11/2001                                             ND
 9/12/2001                                             ND
 9/13/2001                                           4.03
 9/14/2001                                           3.92
 9/17/2001                                           3.99
 9/18/2001                                           4.01
 9/19/2001                                           3.90
 9/20/2001                                           3.97
 9/21/2001                                           3.94
 9/24/2001                                           4.00
 9/25/2001                                           3.97
 9/26/2001                                           3.91
 9/27/2001                                           3.87
 9/28/2001                                           3.93
 10/1/2001                                           3.90
 10/2/2001                                           3.87
 10/3/2001                                           3.86
 10/4/2001                                           3.88
 10/5/2001                                           3.87
 10/8/2001                                             ND
 10/9/2001                                           3.96
10/10/2001                                           3.96
10/11/2001                                           4.03
10/12/2001                                           4.01
10/15/2001                                           3.97
10/16/2001                                           3.93
10/17/2001                                           3.93
10/18/2001                                           3.93
10/19/2001                                           3.96
10/22/2001                                           3.98
10/23/2001                                           4.01
10/24/2001                                           3.96
10/25/2001                                           3.89
10/26/2001                                           3.88
10/29/2001                                           3.82
10/30/2001                                           3.76
10/31/2001                                           3.66
 11/1/2001                                           3.66
 11/2/2001                                           3.77
 11/5/2001                                           3.71
 11/6/2001                                           3.54
 11/7/2001                                           3.47
 11/8/2001                                           3.58
 11/9/2001                                           3.62
11/12/2001                                             ND
11/13/2001                                           3.69
11/14/2001                                           3.83
11/15/2001                                           4.10
11/16/2001                                           4.24
11/19/2001                                           4.12
11/20/2001                                           4.17
11/21/2001                                           4.31
11/22/2001                                             ND
11/23/2001                                           4.40
11/26/2001                                           4.41
11/27/2001                                           4.32
11/28/2001                                           4.33
11/29/2001                                           4.10
11/30/2001                                           4.08
 12/3/2001                                           4.04
 12/4/2001                                           3.99
 12/5/2001                                           4.24
 12/6/2001                                           4.38
 12/7/2001                                           4.50
12/10/2001                                           4.46
12/11/2001                                           4.38
12/12/2001                                           4.29
12/13/2001                                           4.40
12/14/2001                                           4.52
12/17/2001                                           4.54
12/18/2001                                           4.46
12/19/2001                                           4.38
12/20/2001                                           4.42
12/21/2001                                           4.45
12/24/2001                                           4.49
12/25/2001                                             ND
12/26/2001                                           4.55
12/27/2001                                           4.46
12/28/2001                                           4.46
12/31/2001                                           4.38
  1/1/2002                                             ND
  1/2/2002                                           4.52
  1/3/2002                                           4.48
  1/4/2002                                           4.50
  1/7/2002                                           4.39
  1/8/2002                                           4.39
  1/9/2002                                           4.38
 1/10/2002                                           4.27
 1/11/2002                                           4.14
 1/14/2002                                           4.15
 1/15/2002                                           4.14
 1/16/2002                                           4.16
 1/17/2002                                           4.28
 1/18/2002                                           4.23
 1/21/2002                                             ND
 1/22/2002                                           4.27
 1/23/2002                                           4.36
 1/24/2002                                           4.40
 1/25/2002                                           4.46
 1/28/2002                                           4.48
 1/29/2002                                           4.35
 1/30/2002                                           4.37
 1/31/2002                                           4.42
  2/1/2002                                           4.37
  2/4/2002                                           4.29
  2/5/2002                                           4.29
  2/6/2002                                           4.30
  2/7/2002                                           4.33
  2/8/2002                                           4.28
 2/11/2002                                           4.29
 2/12/2002                                           4.36
 2/13/2002                                           4.40
 2/14/2002                                           4.35
 2/15/2002                                           4.27
 2/18/2002                                             ND
 2/19/2002                                           4.28
 2/20/2002                                           4.28
 2/21/2002                                           4.27
 2/22/2002                                           4.23
 2/25/2002                                           4.26
 2/26/2002                                           4.33
 2/27/2002                                           4.22
 2/28/2002                                           4.27
  3/1/2002                                           4.43
  3/4/2002                                           4.43
  3/5/2002                                           4.44
  3/6/2002                                           4.45
  3/7/2002                                           4.65
  3/8/2002                                           4.77
 3/11/2002                                           4.77
 3/12/2002                                           4.75
 3/13/2002                                           4.69
 3/14/2002                                           4.83
 3/15/2002                                           4.80
 3/18/2002                                           4.79
 3/19/2002                                           4.78
 3/20/2002                                           4.87
 3/21/2002                                           4.88
 3/22/2002                                           4.90
 3/25/2002                                           4.92
 3/26/2002                                           4.85
 3/27/2002                                           4.85
 3/28/2002                                           4.91
 3/29/2002                                             ND
  4/1/2002                                           4.93
  4/2/2002                                           4.84
  4/3/2002                                           4.76
  4/4/2002                                           4.76
  4/5/2002                                           4.68
  4/8/2002                                           4.70
  4/9/2002                                           4.67
 4/10/2002                                           4.68
 4/11/2002                                           4.66
 4/12/2002                                           4.60
 4/15/2002                                           4.57
 4/16/2002                                           4.62
 4/17/2002                                           4.64
 4/18/2002                                           4.64
 4/19/2002                                           4.62
 4/22/2002                                           4.62
 4/23/2002                                           4.62
 4/24/2002                                           4.53
 4/25/2002                                           4.52
 4/26/2002                                           4.49
 4/29/2002                                           4.55
 4/30/2002                                           4.53
  5/1/2002                                           4.49
  5/2/2002                                           4.54
  5/3/2002                                           4.48
  5/6/2002                                           4.50
  5/7/2002                                           4.43
  5/8/2002                                           4.58
  5/9/2002                                           4.53
 5/10/2002                                           4.46
 5/13/2002                                           4.54
 5/14/2002                                           4.64
 5/15/2002                                           4.59
 5/16/2002                                           4.52
 5/17/2002                                           4.60
 5/20/2002                                           4.53
 5/21/2002                                           4.49
 5/22/2002                                           4.43
 5/23/2002                                           4.46
 5/24/2002                                           4.47
 5/27/2002                                             ND
 5/28/2002                                           4.46
 5/29/2002                                           4.41
 5/30/2002                                           4.36
 5/31/2002                                           4.37
  6/3/2002                                           4.36
  6/4/2002                                           4.31
  6/5/2002                                           4.35
  6/6/2002                                           4.30
  6/7/2002                                           4.36
 6/10/2002                                           4.34
 6/11/2002                                           4.29
 6/12/2002                                           4.24
 6/13/2002                                           4.20
 6/14/2002                                           4.10
 6/17/2002                                           4.14
 6/18/2002                                           4.13
 6/19/2002                                           4.01
 6/20/2002                                           4.11
 6/21/2002                                           4.06
 6/24/2002                                           4.13
 6/25/2002                                           4.13
 6/26/2002                                           3.99
 6/27/2002                                           4.08
 6/28/2002                                           4.09
  7/1/2002                                           4.08
  7/2/2002                                           3.99
  7/3/2002                                           4.00
  7/4/2002                                             ND
  7/5/2002                                           4.13
  7/8/2002                                           4.07
  7/9/2002                                           3.98
 7/10/2002                                           3.85
 7/11/2002                                           3.86
 7/12/2002                                           3.82
 7/15/2002                                           3.85
 7/16/2002                                           3.93
 7/17/2002                                           3.89
 7/18/2002                                           3.82
 7/19/2002                                           3.76
 7/22/2002                                           3.65
 7/23/2002                                           3.59
 7/24/2002                                           3.60
 7/25/2002                                           3.51
 7/26/2002                                           3.46
 7/29/2002                                           3.68
 7/30/2002                                           3.71
 7/31/2002                                           3.53
  8/1/2002                                           3.46
  8/2/2002                                           3.27
  8/5/2002                                           3.21
  8/6/2002                                           3.36
  8/7/2002                                           3.24
  8/8/2002                                           3.35
  8/9/2002                                           3.28
 8/12/2002                                           3.24
 8/13/2002                                           3.15
 8/14/2002                                           3.19
 8/15/2002                                           3.28
 8/16/2002                                           3.41
 8/19/2002                                           3.40
 8/20/2002                                           3.25
 8/21/2002                                           3.28
 8/22/2002                                           3.37
 8/23/2002                                           3.31
 8/26/2002                                           3.29
 8/27/2002                                           3.37
 8/28/2002                                           3.31
 8/29/2002                                           3.24
 8/30/2002                                           3.22
  9/2/2002                                             ND
  9/3/2002                                           3.04
  9/4/2002                                           3.02
  9/5/2002                                           2.95
  9/6/2002                                           3.10
  9/9/2002                                           3.11
 9/10/2002                                           3.08
 9/11/2002                                           3.15
 9/12/2002                                           3.07
 9/13/2002                                           3.00
 9/16/2002                                           3.00
 9/17/2002                                           2.97
 9/18/2002                                           2.96
 9/19/2002                                           2.87
 9/20/2002                                           2.86
 9/23/2002                                           2.76
 9/24/2002                                           2.76
 9/25/2002                                           2.83
 9/26/2002                                           2.86
 9/27/2002                                           2.74
 9/30/2002                                           2.63
 10/1/2002                                           2.75
 10/2/2002                                           2.74
 10/3/2002                                           2.74
 10/4/2002                                           2.73
 10/7/2002                                           2.67
 10/8/2002                                           2.70
 10/9/2002                                           2.65
10/10/2002                                           2.68
10/11/2002                                           2.83
10/14/2002                                             ND
10/15/2002                                           3.11
10/16/2002                                           3.11
10/17/2002                                           3.20
10/18/2002                                           3.17
10/21/2002                                           3.28
10/22/2002                                           3.29
10/23/2002                                           3.26
10/24/2002                                           3.18
10/25/2002                                           3.10
10/28/2002                                           3.03
10/29/2002                                           2.89
10/30/2002                                           2.87
10/31/2002                                           2.81
 11/1/2002                                           2.92
 11/4/2002                                           3.00
 11/5/2002                                           3.00
 11/6/2002                                           3.01
 11/7/2002                                           2.86
 11/8/2002                                           2.87
11/11/2002                                             ND
11/12/2002                                           2.83
11/13/2002                                           2.82
11/14/2002                                           3.01
11/15/2002                                           3.05
11/18/2002                                           3.04
11/19/2002                                           3.02
11/20/2002                                           3.13
11/21/2002                                           3.20
11/22/2002                                           3.26
11/25/2002                                           3.26
11/26/2002                                           3.14
11/27/2002                                           3.34
11/28/2002                                             ND
11/29/2002                                           3.28
 12/2/2002                                           3.31
 12/3/2002                                           3.33
 12/4/2002                                           3.25
 12/5/2002                                           3.19
 12/6/2002                                           3.13
 12/9/2002                                           3.08
12/10/2002                                           3.07
12/11/2002                                           3.02
12/12/2002                                           3.03
12/13/2002                                           3.08
12/16/2002                                           3.14
12/17/2002                                           3.11
12/18/2002                                           3.03
12/19/2002                                           2.91
12/20/2002                                           2.93
12/23/2002                                           2.95
12/24/2002                                           2.92
12/25/2002                                             ND
12/26/2002                                           2.89
12/27/2002                                           2.79
12/30/2002                                           2.76
12/31/2002                                           2.78
  1/1/2003                                             ND
  1/2/2003                                           3.05
  1/3/2003                                           3.03
  1/6/2003                                           3.10
  1/7/2003                                           3.04
  1/8/2003                                           3.01
  1/9/2003                                           3.23
 1/10/2003                                           3.20
 1/13/2003                                           3.17
 1/14/2003                                           3.10
 1/15/2003                                           3.10
 1/16/2003                                           3.11
 1/17/2003                                           3.05
 1/20/2003                                             ND
 1/21/2003                                           3.00
 1/22/2003                                           2.94
 1/23/2003                                           2.97
 1/24/2003                                           2.93
 1/27/2003                                           2.97
 1/28/2003                                           2.99
 1/29/2003                                           3.07
 1/30/2003                                           3.02
 1/31/2003                                           3.02
  2/3/2003                                           3.05
  2/4/2003                                           2.99
  2/5/2003                                           3.07
  2/6/2003                                           3.02
  2/7/2003                                           2.97
 2/10/2003                                           3.03
 2/11/2003                                           3.00
 2/12/2003                                           2.92
 2/13/2003                                           2.85
 2/14/2003                                           2.91
 2/17/2003                                             ND
 2/18/2003                                           2.92
 2/19/2003                                           2.87
 2/20/2003                                           2.82
 2/21/2003                                           2.86
 2/24/2003                                           2.82
 2/25/2003                                           2.77
 2/26/2003                                           2.75
 2/27/2003                                           2.75
 2/28/2003                                           2.69
  3/3/2003                                           2.66
  3/4/2003                                           2.62
  3/5/2003                                           2.58
  3/6/2003                                           2.63
  3/7/2003                                           2.56
 3/10/2003                                           2.51
 3/11/2003                                           2.54
 3/12/2003                                           2.57
 3/13/2003                                           2.75
 3/14/2003                                           2.72
 3/17/2003                                           2.82
 3/18/2003                                           2.93
 3/19/2003                                           2.98
 3/20/2003                                           3.02
 3/21/2003                                           3.12
 3/24/2003                                           2.98
 3/25/2003                                           2.97
 3/26/2003                                           2.94
 3/27/2003                                           2.92
 3/28/2003                                           2.86
 3/31/2003                                           2.78
  4/1/2003                                           2.78
  4/2/2003                                           2.89
  4/3/2003                                           2.87
  4/4/2003                                           2.88
  4/7/2003                                           2.99
  4/8/2003                                           2.91
  4/9/2003                                           2.87
 4/10/2003                                           2.89
 4/11/2003                                           2.95
 4/14/2003                                           3.02
 4/15/2003                                           2.96
 4/16/2003                                           2.95
 4/17/2003                                           2.99
 4/18/2003                                             ND
 4/21/2003                                           3.03
 4/22/2003                                           3.01
 4/23/2003                                           3.02
 4/24/2003                                           2.92
 4/25/2003                                           2.88
 4/28/2003                                           2.90
 4/29/2003                                           2.94
 4/30/2003                                           2.85
  5/1/2003                                           2.82
  5/2/2003                                           2.90
  5/5/2003                                           2.87
  5/6/2003                                           2.76
  5/7/2003                                           2.64
  5/8/2003                                           2.62
  5/9/2003                                           2.61
 5/12/2003                                           2.58
 5/13/2003                                           2.58
 5/14/2003                                           2.47
 5/15/2003                                           2.52
 5/16/2003                                           2.43
 5/19/2003                                           2.41
 5/20/2003                                           2.34
 5/21/2003                                           2.37
 5/22/2003                                           2.32
 5/23/2003                                           2.33
 5/26/2003                                             ND
 5/27/2003                                           2.34
 5/28/2003                                           2.35
 5/29/2003                                           2.27
 5/30/2003                                           2.30
  6/2/2003                                           2.37
  6/3/2003                                           2.25
  6/4/2003                                           2.19
  6/5/2003                                           2.25
  6/6/2003                                           2.29
  6/9/2003                                           2.20
 6/10/2003                                           2.12
 6/11/2003                                           2.16
 6/12/2003                                           2.10
 6/13/2003                                           2.08
 6/16/2003                                           2.14
 6/17/2003                                           2.26
 6/18/2003                                           2.34
 6/19/2003                                           2.28
 6/20/2003                                           2.31
 6/23/2003                                           2.24
 6/24/2003                                           2.21
 6/25/2003                                           2.32
 6/26/2003                                           2.49
 6/27/2003                                           2.52
 6/30/2003                                           2.46
  7/1/2003                                           2.48
  7/2/2003                                           2.47
  7/3/2003                                           2.55
  7/4/2003                                             ND
  7/7/2003                                           2.63
  7/8/2003                                           2.65
  7/9/2003                                           2.63
 7/10/2003                                           2.59
 7/11/2003                                           2.52
 7/14/2003                                           2.60
 7/15/2003                                           2.81
 7/16/2003                                           2.87
 7/17/2003                                           2.88
 7/18/2003                                           2.93
 7/21/2003                                           3.10
 7/22/2003                                           3.07
 7/23/2003                                           3.04
 7/24/2003                                           3.08
 7/25/2003                                           3.10
 7/28/2003                                           3.21
 7/29/2003                                           3.33
 7/30/2003                                           3.27
 7/31/2003                                           3.38
  8/1/2003                                           3.37
  8/4/2003                                           3.24
  8/5/2003                                           3.37
  8/6/2003                                           3.25
  8/7/2003                                           3.19
  8/8/2003                                           3.17
 8/11/2003                                           3.26
 8/12/2003                                           3.23
 8/13/2003                                           3.43
 8/14/2003                                           3.42
 8/15/2003                                           3.42
 8/18/2003                                           3.37
 8/19/2003                                           3.27
 8/20/2003                                           3.35
 8/21/2003                                           3.51
 8/22/2003                                           3.47
 8/25/2003                                           3.52
 8/26/2003                                           3.50
 8/27/2003                                           3.55
 8/28/2003                                           3.42
 8/29/2003                                           3.46
  9/1/2003                                             ND
  9/2/2003                                           3.63
  9/3/2003                                           3.61
  9/4/2003                                           3.50
  9/5/2003                                           3.28
  9/8/2003                                           3.32
  9/9/2003                                           3.28
 9/10/2003                                           3.18
 9/11/2003                                           3.24
 9/12/2003                                           3.15
 9/15/2003                                           3.12
 9/16/2003                                           3.12
 9/17/2003                                           3.06
 9/18/2003                                           3.09
 9/19/2003                                           3.11
 9/22/2003                                           3.16
 9/23/2003                                           3.13
 9/24/2003                                           3.07
 9/25/2003                                           3.05
 9/26/2003                                           2.95
 9/29/2003                                           2.98
 9/30/2003                                           2.85
 10/1/2003                                           2.84
 10/2/2003                                           2.90
 10/3/2003                                           3.12
 10/6/2003                                           3.06
 10/7/2003                                           3.15
 10/8/2003                                           3.14
 10/9/2003                                           3.17
10/10/2003                                           3.15
10/13/2003                                             ND
10/14/2003                                           3.23
10/15/2003                                           3.30
10/16/2003                                           3.40
10/17/2003                                           3.33
10/20/2003                                           3.33
10/21/2003                                           3.31
10/22/2003                                           3.21
10/23/2003                                           3.24
10/24/2003                                           3.13
10/27/2003                                           3.21
10/28/2003                                           3.11
10/29/2003                                           3.20
10/30/2003                                           3.29
10/31/2003                                           3.27
 11/3/2003                                           3.34
 11/4/2003                                           3.28
 11/5/2003                                           3.35
 11/6/2003                                           3.43
 11/7/2003                                           3.47
11/10/2003                                           3.49
11/11/2003                                             ND
11/12/2003                                           3.45
11/13/2003                                           3.29
11/14/2003                                           3.19
11/17/2003                                           3.14
11/18/2003                                           3.14
11/19/2003                                           3.22
11/20/2003                                           3.14
11/21/2003                                           3.15
11/24/2003                                           3.24
11/25/2003                                           3.20
11/26/2003                                           3.27
11/27/2003                                             ND
11/28/2003                                           3.38
 12/1/2003                                           3.46
 12/2/2003                                           3.43
 12/3/2003                                           3.46
 12/4/2003                                           3.42
 12/5/2003                                           3.23
 12/8/2003                                           3.28
 12/9/2003                                           3.33
12/10/2003                                           3.28
12/11/2003                                           3.21
12/12/2003                                           3.23
12/15/2003                                           3.26
12/16/2003                                           3.21
12/17/2003                                           3.18
12/18/2003                                           3.17
12/19/2003                                           3.16
12/22/2003                                           3.19
12/23/2003                                           3.30
12/24/2003                                           3.20
12/25/2003                                             ND
12/26/2003                                           3.17
12/29/2003                                           3.23
12/30/2003                                           3.26
12/31/2003                                           3.25
  1/1/2004                                             ND
  1/2/2004                                           3.36
  1/5/2004                                           3.39
  1/6/2004                                           3.26
  1/7/2004                                           3.25
  1/8/2004                                           3.24
  1/9/2004                                           3.05
 1/12/2004                                           3.04
 1/13/2004                                           2.98
 1/14/2004                                           2.96
 1/15/2004                                           2.97
 1/16/2004                                           3.03
 1/19/2004                                             ND
 1/20/2004                                           3.05
 1/21/2004                                           3.02
 1/22/2004                                           2.96
 1/23/2004                                           3.06
 1/26/2004                                           3.13
 1/27/2004                                           3.07
 1/28/2004                                           3.22
 1/29/2004                                           3.22
 1/30/2004                                           3.17
  2/2/2004                                           3.18
  2/3/2004                                           3.12
  2/4/2004                                           3.15
  2/5/2004                                           3.21
  2/6/2004                                           3.12
  2/9/2004                                           3.08
 2/10/2004                                           3.13
 2/11/2004                                           3.03
 2/12/2004                                           3.07
 2/13/2004                                           3.01
 2/16/2004                                             ND
 2/17/2004                                           3.02
 2/18/2004                                           3.03
 2/19/2004                                           3.02
 2/20/2004                                           3.08
 2/23/2004                                           3.03
 2/24/2004                                           3.01
 2/25/2004                                           2.98
 2/26/2004                                           3.01
 2/27/2004                                           3.01
  3/1/2004                                           2.98
  3/2/2004                                           3.04
  3/3/2004                                           3.06
  3/4/2004                                           3.02
  3/5/2004                                           2.81
  3/8/2004                                           2.74
  3/9/2004                                           2.68
 3/10/2004                                           2.71
 3/11/2004                                           2.72
 3/12/2004                                           2.73
 3/15/2004                                           2.74
 3/16/2004                                           2.65
 3/17/2004                                           2.66
 3/18/2004                                           2.72
 3/19/2004                                           2.75
 3/22/2004                                           2.69
 3/23/2004                                           2.69
 3/24/2004                                           2.68
 3/25/2004                                           2.70
 3/26/2004                                           2.81
 3/29/2004                                           2.86
 3/30/2004                                           2.86
 3/31/2004                                           2.80
  4/1/2004                                           2.87
  4/2/2004                                           3.15
  4/5/2004                                           3.24
  4/6/2004                                           3.19
  4/7/2004                                           3.19
  4/8/2004                                           3.22
  4/9/2004                                             ND
 4/12/2004                                           3.26
 4/13/2004                                           3.37
 4/14/2004                                           3.44
 4/15/2004                                           3.45
 4/16/2004                                           3.39
 4/19/2004                                           3.42
 4/20/2004                                           3.45
 4/21/2004                                           3.52
 4/22/2004                                           3.46
 4/23/2004                                           3.58
 4/26/2004                                           3.57
 4/27/2004                                           3.52
 4/28/2004                                           3.60
 4/29/2004                                           3.66
 4/30/2004                                           3.63
  5/3/2004                                           3.63
  5/4/2004                                           3.66
  5/5/2004                                           3.71
  5/6/2004                                           3.72
  5/7/2004                                           3.96
 5/10/2004                                           3.95
 5/11/2004                                           3.94
 5/12/2004                                           3.96
 5/13/2004                                           4.01
 5/14/2004                                           3.92
 5/17/2004                                           3.83
 5/18/2004                                           3.87
 5/19/2004                                           3.93
 5/20/2004                                           3.86
 5/21/2004                                           3.91
 5/24/2004                                           3.90
 5/25/2004                                           3.89
 5/26/2004                                           3.81
 5/27/2004                                           3.74
 5/28/2004                                           3.81
 5/31/2004                                             ND
  6/1/2004                                           3.86
  6/2/2004                                           3.91
  6/3/2004                                           3.89
  6/4/2004                                           3.97
  6/7/2004                                           3.95
  6/8/2004                                           3.96
  6/9/2004                                           4.01
 6/10/2004                                           4.00
 6/11/2004                                             ND
 6/14/2004                                           4.10
 6/15/2004                                           3.90
 6/16/2004                                           3.96
 6/17/2004                                           3.93
 6/18/2004                                           3.94
 6/21/2004                                           3.91
 6/22/2004                                           3.92
 6/23/2004                                           3.90
 6/24/2004                                           3.85
 6/25/2004                                           3.85
 6/28/2004                                           3.97
 6/29/2004                                           3.92
 6/30/2004                                           3.81
  7/1/2004                                           3.74
  7/2/2004                                           3.62
  7/5/2004                                             ND
  7/6/2004                                           3.65
  7/7/2004                                           3.67
  7/8/2004                                           3.65
  7/9/2004                                           3.64
 7/12/2004                                           3.62
 7/13/2004                                           3.66
 7/14/2004                                           3.68
 7/15/2004                                           3.69
 7/16/2004                                           3.56
 7/19/2004                                           3.57
 7/20/2004                                           3.68
 7/21/2004                                           3.72
 7/22/2004                                           3.71
 7/23/2004                                           3.69
 7/26/2004                                           3.73
 7/27/2004                                           3.85
 7/28/2004                                           3.82
 7/29/2004                                           3.80
 7/30/2004                                           3.71
  8/2/2004                                           3.68
  8/3/2004                                           3.67
  8/4/2004                                           3.66
  8/5/2004                                           3.64
  8/6/2004                                           3.40
  8/9/2004                                           3.45
 8/10/2004                                           3.52
 8/11/2004                                           3.51
 8/12/2004                                           3.47
 8/13/2004                                           3.42
 8/16/2004                                           3.45
 8/17/2004                                           3.39
 8/18/2004                                           3.41
 8/19/2004                                           3.39
 8/20/2004                                           3.42
 8/23/2004                                           3.46
 8/24/2004                                           3.46
 8/25/2004                                           3.46
 8/26/2004                                           3.42
 8/27/2004                                           3.43
 8/30/2004                                           3.40
 8/31/2004                                           3.33
  9/1/2004                                           3.32
  9/2/2004                                           3.40
  9/3/2004                                           3.52
  9/6/2004                                             ND
  9/7/2004                                           3.48
  9/8/2004                                           3.40
  9/9/2004                                           3.41
 9/10/2004                                           3.40
 9/13/2004                                           3.38
 9/14/2004                                           3.35
 9/15/2004                                           3.39
 9/16/2004                                           3.29
 9/17/2004                                           3.35
 9/20/2004                                           3.28
 9/21/2004                                           3.28
 9/22/2004                                           3.26
 9/23/2004                                           3.30
 9/24/2004                                           3.33
 9/27/2004                                           3.29
 9/28/2004                                           3.28
 9/29/2004                                           3.37
 9/30/2004                                           3.38
 10/1/2004                                           3.44
 10/4/2004                                           3.44
 10/5/2004                                           3.44
 10/6/2004                                           3.51
 10/7/2004                                           3.53
 10/8/2004                                           3.39
10/11/2004                                             ND
10/12/2004                                           3.35
10/13/2004                                           3.32
10/14/2004                                           3.26
10/15/2004                                           3.31
10/18/2004                                           3.31
10/19/2004                                           3.32
10/20/2004                                           3.26
10/21/2004                                           3.29
10/22/2004                                           3.26
10/25/2004                                           3.25
10/26/2004                                           3.26
10/27/2004                                           3.37
10/28/2004                                           3.34
10/29/2004                                           3.30
 11/1/2004                                           3.36
 11/2/2004                                           3.34
 11/3/2004                                           3.35
 11/4/2004                                           3.37
 11/5/2004                                           3.51
 11/8/2004                                           3.51
 11/9/2004                                           3.53
11/10/2004                                           3.56
11/11/2004                                             ND
11/12/2004                                           3.53
11/15/2004                                           3.53
11/16/2004                                           3.56
11/17/2004                                           3.47
11/18/2004                                           3.48
11/19/2004                                           3.57
11/22/2004                                           3.56
11/23/2004                                           3.58
11/24/2004                                           3.61
11/25/2004                                             ND
11/26/2004                                           3.64
11/29/2004                                           3.72
11/30/2004                                           3.72
 12/1/2004                                           3.72
 12/2/2004                                           3.75
 12/3/2004                                           3.61
 12/6/2004                                           3.59
 12/7/2004                                           3.60
 12/8/2004                                           3.53
 12/9/2004                                           3.54
12/10/2004                                           3.52
12/13/2004                                           3.54
12/14/2004                                           3.53
12/15/2004                                           3.48
12/16/2004                                           3.58
12/17/2004                                           3.59
12/20/2004                                           3.59
12/21/2004                                           3.57
12/22/2004                                           3.57
12/23/2004                                           3.58
12/24/2004                                             ND
12/27/2004                                           3.65
12/28/2004                                           3.66
12/29/2004                                           3.69
12/30/2004                                           3.64
12/31/2004                                           3.63
  1/3/2005                                           3.64
  1/4/2005                                           3.72
  1/5/2005                                           3.73
  1/6/2005                                           3.71
  1/7/2005                                           3.73
 1/10/2005                                           3.75
 1/11/2005                                           3.73
 1/12/2005                                           3.72
 1/13/2005                                           3.68
 1/14/2005                                           3.71
 1/17/2005                                             ND
 1/18/2005                                           3.72
 1/19/2005                                           3.73
 1/20/2005                                           3.68
 1/21/2005                                           3.65
 1/24/2005                                           3.65
 1/25/2005                                           3.71
 1/26/2005                                           3.73
 1/27/2005                                           3.75
 1/28/2005                                           3.69
 1/31/2005                                           3.71
  2/1/2005                                           3.71
  2/2/2005                                           3.73
  2/3/2005                                           3.76
  2/4/2005                                           3.68
  2/7/2005                                           3.67
  2/8/2005                                           3.68
  2/9/2005                                           3.58
 2/10/2005                                           3.65
 2/11/2005                                           3.70
 2/14/2005                                           3.70
 2/15/2005                                           3.71
 2/16/2005                                           3.78
 2/17/2005                                           3.78
 2/18/2005                                           3.86
 2/21/2005                                             ND
 2/22/2005                                           3.88
 2/23/2005                                           3.87
 2/24/2005                                           3.91
 2/25/2005                                           3.91
 2/28/2005                                           4.00
  3/1/2005                                           4.02
  3/2/2005                                           4.00
  3/3/2005                                           4.02
  3/4/2005                                           3.97
  3/7/2005                                           3.99
  3/8/2005                                           4.05
  3/9/2005                                           4.16
 3/10/2005                                           4.13
 3/11/2005                                           4.22
 3/14/2005                                           4.20
 3/15/2005                                           4.22
 3/16/2005                                           4.18
 3/17/2005                                           4.14
 3/18/2005                                           4.18
 3/21/2005                                           4.18
 3/22/2005                                           4.31
 3/23/2005                                           4.30
 3/24/2005                                           4.30
 3/25/2005                                             ND
 3/28/2005                                           4.33
 3/29/2005                                           4.30
 3/30/2005                                           4.26
 3/31/2005                                           4.18
  4/1/2005                                           4.13
  4/4/2005                                           4.13
  4/5/2005                                           4.15
  4/6/2005                                           4.09
  4/7/2005                                           4.13
  4/8/2005                                           4.17
 4/11/2005                                           4.13
 4/12/2005                                           4.05
 4/13/2005                                           4.03
 4/14/2005                                           3.99
 4/15/2005                                           3.90
 4/18/2005                                           3.90
 4/19/2005                                           3.85
 4/20/2005                                           3.86
 4/21/2005                                           3.97
 4/22/2005                                           3.92
 4/25/2005                                           3.94
 4/26/2005                                           3.96
 4/27/2005                                           3.92
 4/28/2005                                           3.85
 4/29/2005                                           3.90
  5/2/2005                                           3.88
  5/3/2005                                           3.90
  5/4/2005                                           3.87
  5/5/2005                                           3.82
  5/6/2005                                           3.95
  5/9/2005                                           3.99
 5/10/2005                                           3.93
 5/11/2005                                           3.91
 5/12/2005                                           3.87
 5/13/2005                                           3.83
 5/16/2005                                           3.83
 5/17/2005                                           3.82
 5/18/2005                                           3.77
 5/19/2005                                           3.84
 5/20/2005                                           3.88
 5/23/2005                                           3.83
 5/24/2005                                           3.78
 5/25/2005                                           3.81
 5/26/2005                                           3.82
 5/27/2005                                           3.82
 5/30/2005                                             ND
 5/31/2005                                           3.76
  6/1/2005                                           3.63
  6/2/2005                                           3.65
  6/3/2005                                           3.73
  6/6/2005                                           3.73
  6/7/2005                                           3.70
  6/8/2005                                           3.73
  6/9/2005                                           3.76
 6/10/2005                                           3.84
 6/13/2005                                           3.87
 6/14/2005                                           3.89
 6/15/2005                                           3.90
 6/16/2005                                           3.87
 6/17/2005                                           3.88
 6/20/2005                                           3.88
 6/21/2005                                           3.84
 6/22/2005                                           3.72
 6/23/2005                                           3.74
 6/24/2005                                           3.69
 6/27/2005                                           3.69
 6/28/2005                                           3.76
 6/29/2005                                           3.77
 6/30/2005                                           3.72
  7/1/2005                                           3.84
  7/4/2005                                             ND
  7/5/2005                                           3.90
  7/6/2005                                           3.86
  7/7/2005                                           3.83
  7/8/2005                                           3.89
 7/11/2005                                           3.91
 7/12/2005                                           3.94
 7/13/2005                                           3.96
 7/14/2005                                           3.98
 7/15/2005                                           3.98
 7/18/2005                                           4.01
 7/19/2005                                           3.99
 7/20/2005                                           3.99
 7/21/2005                                           4.09
 7/22/2005                                           4.04
 7/25/2005                                           4.06
 7/26/2005                                           4.06
 7/27/2005                                           4.09
 7/28/2005                                           4.04
 7/29/2005                                           4.12
  8/1/2005                                           4.16
  8/2/2005                                           4.17
  8/3/2005                                           4.13
  8/4/2005                                           4.15
  8/5/2005                                           4.24
  8/8/2005                                           4.28
  8/9/2005                                           4.25
 8/10/2005                                           4.24
 8/11/2005                                           4.18
 8/12/2005                                           4.11
 8/15/2005                                           4.15
 8/16/2005                                           4.10
 8/17/2005                                           4.15
 8/18/2005                                           4.08
 8/19/2005                                           4.08
 8/22/2005                                           4.08
 8/23/2005                                           4.07
 8/24/2005                                           4.06
 8/25/2005                                           4.06
 8/26/2005                                           4.09
 8/29/2005                                           4.08
 8/30/2005                                           4.03
 8/31/2005                                           3.87
  9/1/2005                                           3.85
  9/2/2005                                           3.85
  9/5/2005                                             ND
  9/6/2005                                           3.89
  9/7/2005                                           3.93
  9/8/2005                                           3.94
  9/9/2005                                           3.94
 9/12/2005                                           3.98
 9/13/2005                                           3.93
 9/14/2005                                           3.96
 9/15/2005                                           3.99
 9/16/2005                                           4.05
 9/19/2005                                           4.02
 9/20/2005                                           4.06
 9/21/2005                                           4.01
 9/22/2005                                           3.99
 9/23/2005                                           4.07
 9/26/2005                                           4.11
 9/27/2005                                           4.13
 9/28/2005                                           4.11
 9/29/2005                                           4.14
 9/30/2005                                           4.18
 10/3/2005                                           4.25
 10/4/2005                                           4.24
 10/5/2005                                           4.23
 10/6/2005                                           4.23
 10/7/2005                                           4.23
10/10/2005                                             ND
10/11/2005                                           4.27
10/12/2005                                           4.32
10/13/2005                                           4.32
10/14/2005                                           4.34
10/17/2005                                           4.36
10/18/2005                                           4.34
10/19/2005                                           4.32
10/20/2005                                           4.33
10/21/2005                                           4.26
10/24/2005                                           4.32
10/25/2005                                           4.41
10/26/2005                                           4.46
10/27/2005                                           4.43
10/28/2005                                           4.46
10/31/2005                                           4.45
 11/1/2005                                           4.47
 11/2/2005                                           4.50
 11/3/2005                                           4.55
 11/4/2005                                           4.56
 11/7/2005                                           4.55
 11/8/2005                                           4.49
 11/9/2005                                           4.55
11/10/2005                                           4.49
11/11/2005                                             ND
11/14/2005                                           4.54
11/15/2005                                           4.51
11/16/2005                                           4.43
11/17/2005                                           4.39
11/18/2005                                           4.43
11/21/2005                                           4.39
11/22/2005                                           4.34
11/23/2005                                           4.38
11/24/2005                                             ND
11/25/2005                                           4.34
11/28/2005                                           4.32
11/29/2005                                           4.40
11/30/2005                                           4.42
 12/1/2005                                           4.45
 12/2/2005                                           4.45
 12/5/2005                                           4.50
 12/6/2005                                           4.42
 12/7/2005                                           4.43
 12/8/2005                                           4.36
 12/9/2005                                           4.44
12/12/2005                                           4.46
12/13/2005                                           4.44
12/14/2005                                           4.36
12/15/2005                                           4.38
12/16/2005                                           4.36
12/19/2005                                           4.37
12/20/2005                                           4.40
12/21/2005                                           4.42
12/22/2005                                           4.38
12/23/2005                                           4.32
12/26/2005                                             ND
12/27/2005                                           4.30
12/28/2005                                           4.32
12/29/2005                                           4.33
12/30/2005                                           4.35
  1/2/2006                                             ND
  1/3/2006                                           4.30
  1/4/2006                                           4.28
  1/5/2006                                           4.29
  1/6/2006                                           4.32
  1/9/2006                                           4.32
 1/10/2006                                           4.36
 1/11/2006                                           4.39
 1/12/2006                                           4.35
 1/13/2006                                           4.28
 1/16/2006                                             ND
 1/17/2006                                           4.27
 1/18/2006                                           4.28
 1/19/2006                                           4.31
 1/20/2006                                           4.31
 1/23/2006                                           4.30
 1/24/2006                                           4.32
 1/25/2006                                           4.41
 1/26/2006                                           4.44
 1/27/2006                                           4.45
 1/30/2006                                           4.46
 1/31/2006                                           4.47
  2/1/2006                                           4.51
  2/2/2006                                           4.51
  2/3/2006                                           4.50
  2/6/2006                                           4.51
  2/7/2006                                           4.52
  2/8/2006                                           4.55
  2/9/2006                                           4.55
 2/10/2006                                           4.59
 2/13/2006                                           4.58
 2/14/2006                                           4.61
 2/15/2006                                           4.60
 2/16/2006                                           4.59
 2/17/2006                                           4.55
 2/20/2006                                             ND
 2/21/2006                                           4.59
 2/22/2006                                           4.57
 2/23/2006                                           4.63
 2/24/2006                                           4.64
 2/27/2006                                           4.66
 2/28/2006                                           4.61
  3/1/2006                                           4.63
  3/2/2006                                           4.68
  3/3/2006                                           4.71
  3/6/2006                                           4.76
  3/7/2006                                           4.76
  3/8/2006                                           4.75
  3/9/2006                                           4.75
 3/10/2006                                           4.77
 3/13/2006                                           4.78
 3/14/2006                                           4.68
 3/15/2006                                           4.69
 3/16/2006                                           4.60
 3/17/2006                                           4.62
 3/20/2006                                           4.61
 3/21/2006                                           4.68
 3/22/2006                                           4.69
 3/23/2006                                           4.73
 3/24/2006                                           4.66
 3/27/2006                                           4.69
 3/28/2006                                           4.79
 3/29/2006                                           4.79
 3/30/2006                                           4.83
 3/31/2006                                           4.82
  4/3/2006                                           4.85
  4/4/2006                                           4.82
  4/5/2006                                           4.79
  4/6/2006                                           4.84
  4/7/2006                                           4.89
 4/10/2006                                           4.89
 4/11/2006                                           4.86
 4/12/2006                                           4.91
 4/13/2006                                           4.97
 4/14/2006                                             ND
 4/17/2006                                           4.93
 4/18/2006                                           4.87
 4/19/2006                                           4.91
 4/20/2006                                           4.92
 4/21/2006                                           4.92
 4/24/2006                                           4.90
 4/25/2006                                           4.98
 4/26/2006                                           5.02
 4/27/2006                                           4.95
 4/28/2006                                           4.92
  5/1/2006                                           4.99
  5/2/2006                                           4.98
  5/3/2006                                           5.01
  5/4/2006                                           5.03
  5/5/2006                                           4.99
  5/8/2006                                           5.01
  5/9/2006                                           5.01
 5/10/2006                                           5.03
 5/11/2006                                           5.04
 5/12/2006                                           5.08
 5/15/2006                                           5.04
 5/16/2006                                           4.99
 5/17/2006                                           5.03
 5/18/2006                                           4.96
 5/19/2006                                           4.96
 5/22/2006                                           4.94
 5/23/2006                                           4.98
 5/24/2006                                           4.93
 5/25/2006                                           4.97
 5/26/2006                                           4.95
 5/29/2006                                             ND
 5/30/2006                                           4.99
 5/31/2006                                           5.04
  6/1/2006                                           5.03
  6/2/2006                                           4.90
  6/5/2006                                           4.95
  6/6/2006                                           4.95
  6/7/2006                                           4.97
  6/8/2006                                           4.95
  6/9/2006                                           4.95
 6/12/2006                                           4.95
 6/13/2006                                           4.93
 6/14/2006                                           5.03
 6/15/2006                                           5.08
 6/16/2006                                           5.10
 6/19/2006                                           5.12
 6/20/2006                                           5.13
 6/21/2006                                           5.14
 6/22/2006                                           5.18
 6/23/2006                                           5.21
 6/26/2006                                           5.22
 6/27/2006                                           5.19
 6/28/2006                                           5.23
 6/29/2006                                           5.17
 6/30/2006                                           5.10
  7/3/2006                                           5.11
  7/4/2006                                             ND
  7/5/2006                                           5.19
  7/6/2006                                           5.15
  7/7/2006                                           5.10
 7/10/2006                                           5.10
 7/11/2006                                           5.07
 7/12/2006                                           5.08
 7/13/2006                                           5.04
 7/14/2006                                           5.02
 7/17/2006                                           5.04
 7/18/2006                                           5.10
 7/19/2006                                           5.02
 7/20/2006                                           4.98
 7/21/2006                                           4.99
 7/24/2006                                           4.99
 7/25/2006                                           5.02
 7/26/2006                                           4.99
 7/27/2006                                           4.98
 7/28/2006                                           4.92
 7/31/2006                                           4.91
  8/1/2006                                           4.90
  8/2/2006                                           4.88
  8/3/2006                                           4.90
  8/4/2006                                           4.84
  8/7/2006                                           4.86
  8/8/2006                                           4.85
  8/9/2006                                           4.86
 8/10/2006                                           4.86
 8/11/2006                                           4.91
 8/14/2006                                           4.95
 8/15/2006                                           4.88
 8/16/2006                                           4.81
 8/17/2006                                           4.82
 8/18/2006                                           4.78
 8/21/2006                                           4.77
 8/22/2006                                           4.77
 8/23/2006                                           4.77
 8/24/2006                                           4.78
 8/25/2006                                           4.76
 8/28/2006                                           4.77
 8/29/2006                                           4.77
 8/30/2006                                           4.72
 8/31/2006                                           4.70
  9/1/2006                                           4.68
  9/4/2006                                             ND
  9/5/2006                                           4.73
  9/6/2006                                           4.75
  9/7/2006                                           4.74
  9/8/2006                                           4.71
 9/11/2006                                           4.74
 9/12/2006                                           4.71
 9/13/2006                                           4.70
 9/14/2006                                           4.74
 9/15/2006                                           4.76
 9/18/2006                                           4.77
 9/19/2006                                           4.69
 9/20/2006                                           4.70
 9/21/2006                                           4.60
 9/22/2006                                           4.55
 9/25/2006                                           4.51
 9/26/2006                                           4.55
 9/27/2006                                           4.56
 9/28/2006                                           4.57
 9/29/2006                                           4.59
 10/2/2006                                           4.56
 10/3/2006                                           4.56
 10/4/2006                                           4.50
 10/5/2006                                           4.55
 10/6/2006                                           4.64
 10/9/2006                                             ND
10/10/2006                                           4.71
10/11/2006                                           4.75
10/12/2006                                           4.74
10/13/2006                                           4.77
10/16/2006                                           4.76
10/17/2006                                           4.73
10/18/2006                                           4.74
10/19/2006                                           4.75
10/20/2006                                           4.76
10/23/2006                                           4.80
10/24/2006                                           4.81
10/25/2006                                           4.75
10/26/2006                                           4.69
10/27/2006                                           4.64
10/30/2006                                           4.64
10/31/2006                                           4.57
 11/1/2006                                           4.52
 11/2/2006                                           4.55
 11/3/2006                                           4.70
 11/6/2006                                           4.69
 11/7/2006                                           4.63
 11/8/2006                                           4.61
 11/9/2006                                           4.60
11/10/2006                                           4.57
11/13/2006                                           4.60
11/14/2006                                           4.57
11/15/2006                                           4.62
11/16/2006                                           4.67
11/17/2006                                           4.60
11/20/2006                                           4.60
11/21/2006                                           4.58
11/22/2006                                           4.57
11/23/2006                                             ND
11/24/2006                                           4.55
11/27/2006                                           4.54
11/28/2006                                           4.50
11/29/2006                                           4.51
11/30/2006                                           4.45
 12/1/2006                                           4.39
 12/4/2006                                           4.39
 12/5/2006                                           4.39
 12/6/2006                                           4.44
 12/7/2006                                           4.45
 12/8/2006                                           4.53
12/11/2006                                           4.50
12/12/2006                                           4.45
12/13/2006                                           4.54
12/14/2006                                           4.58
12/15/2006                                           4.57
12/18/2006                                           4.57
12/19/2006                                           4.57
12/20/2006                                           4.57
12/21/2006                                           4.52
12/22/2006                                           4.59
12/25/2006                                             ND
12/26/2006                                           4.58
12/27/2006                                           4.64
12/28/2006                                           4.69
12/29/2006                                           4.70
  1/1/2007                                             ND
  1/2/2007                                           4.68
  1/3/2007                                           4.66
  1/4/2007                                           4.61
  1/5/2007                                           4.65
  1/8/2007                                           4.66
  1/9/2007                                           4.65
 1/10/2007                                           4.68
 1/11/2007                                           4.73
 1/12/2007                                           4.76
 1/15/2007                                             ND
 1/16/2007                                           4.74
 1/17/2007                                           4.78
 1/18/2007                                           4.75
 1/19/2007                                           4.78
 1/22/2007                                           4.77
 1/23/2007                                           4.81
 1/24/2007                                           4.81
 1/25/2007                                           4.85
 1/26/2007                                           4.87
 1/29/2007                                           4.89
 1/30/2007                                           4.86
 1/31/2007                                           4.82
  2/1/2007                                           4.84
  2/2/2007                                           4.82
  2/5/2007                                           4.80
  2/6/2007                                           4.76
  2/7/2007                                           4.74
  2/8/2007                                           4.73
  2/9/2007                                           4.78
 2/12/2007                                           4.80
 2/13/2007                                           4.81
 2/14/2007                                           4.72
 2/15/2007                                           4.68
 2/16/2007                                           4.68
 2/19/2007                                             ND
 2/20/2007                                           4.67
 2/21/2007                                           4.68
 2/22/2007                                           4.72
 2/23/2007                                           4.67
 2/26/2007                                           4.62
 2/27/2007                                           4.46
 2/28/2007                                           4.52
  3/1/2007                                           4.50
  3/2/2007                                           4.46
  3/5/2007                                           4.45
  3/6/2007                                           4.48
  3/7/2007                                           4.45
  3/8/2007                                           4.45
  3/9/2007                                           4.55
 3/12/2007                                           4.50
 3/13/2007                                           4.41
 3/14/2007                                           4.44
 3/15/2007                                           4.46
 3/16/2007                                           4.47
 3/19/2007                                           4.50
 3/20/2007                                           4.47
 3/21/2007                                           4.43
 3/22/2007                                           4.49
 3/23/2007                                           4.52
 3/26/2007                                           4.48
 3/27/2007                                           4.50
 3/28/2007                                           4.50
 3/29/2007                                           4.53
 3/30/2007                                           4.54
  4/2/2007                                           4.54
  4/3/2007                                           4.56
  4/4/2007                                           4.55
  4/5/2007                                           4.57
  4/6/2007                                           4.67
  4/9/2007                                           4.66
 4/10/2007                                           4.63
 4/11/2007                                           4.66
 4/12/2007                                           4.66
 4/13/2007                                           4.68
 4/16/2007                                           4.67
 4/17/2007                                           4.61
 4/18/2007                                           4.56
 4/19/2007                                           4.57
 4/20/2007                                           4.57
 4/23/2007                                           4.55
 4/24/2007                                           4.51
 4/25/2007                                           4.55
 4/26/2007                                           4.59
 4/27/2007                                           4.59
 4/30/2007                                           4.51
  5/1/2007                                           4.54
  5/2/2007                                           4.55
  5/3/2007                                           4.59
  5/4/2007                                           4.55
  5/7/2007                                           4.55
  5/8/2007                                           4.54
  5/9/2007                                           4.58
 5/10/2007                                           4.56
 5/11/2007                                           4.58
 5/14/2007                                           4.61
 5/15/2007                                           4.63
 5/16/2007                                           4.62
 5/17/2007                                           4.68
 5/18/2007                                           4.74
 5/21/2007                                           4.71
 5/22/2007                                           4.76
 5/23/2007                                           4.79
 5/24/2007                                           4.79
 5/25/2007                                           4.80
 5/28/2007                                             ND
 5/29/2007                                           4.82
 5/30/2007                                           4.83
 5/31/2007                                           4.86
  6/1/2007                                           4.92
  6/4/2007                                           4.91
  6/5/2007                                           4.96
  6/6/2007                                           4.94
  6/7/2007                                           5.05
  6/8/2007                                           5.06
 6/11/2007                                           5.07
 6/12/2007                                           5.18
 6/13/2007                                           5.13
 6/14/2007                                           5.16
 6/15/2007                                           5.10
 6/18/2007                                           5.07
 6/19/2007                                           5.00
 6/20/2007                                           5.05
 6/21/2007                                           5.06
 6/22/2007                                           5.02
 6/25/2007                                           4.97
 6/26/2007                                           4.99
 6/27/2007                                           4.97
 6/28/2007                                           5.02
 6/29/2007                                           4.92
  7/2/2007                                           4.90
  7/3/2007                                           4.95
  7/4/2007                                             ND
  7/5/2007                                           5.05
  7/6/2007                                           5.10
  7/9/2007                                           5.07
 7/10/2007                                           4.93
 7/11/2007                                           4.98
 7/12/2007                                           5.03
 7/13/2007                                           5.01
 7/16/2007                                           4.95
 7/17/2007                                           4.98
 7/18/2007                                           4.91
 7/19/2007                                           4.94
 7/20/2007                                           4.85
 7/23/2007                                           4.86
 7/24/2007                                           4.82
 7/25/2007                                           4.80
 7/26/2007                                           4.61
 7/27/2007                                           4.60
 7/30/2007                                           4.64
 7/31/2007                                           4.60
  8/1/2007                                           4.60
  8/2/2007                                           4.62
  8/3/2007                                           4.52
  8/6/2007                                           4.52
  8/7/2007                                           4.60
  8/8/2007                                           4.69
  8/9/2007                                           4.58
 8/10/2007                                           4.59
 8/13/2007                                           4.57
 8/14/2007                                           4.51
 8/15/2007                                           4.41
 8/16/2007                                           4.26
 8/17/2007                                           4.35
 8/20/2007                                           4.32
 8/21/2007                                           4.27
 8/22/2007                                           4.34
 8/23/2007                                           4.36
 8/24/2007                                           4.42
 8/27/2007                                           4.39
 8/28/2007                                           4.25
 8/29/2007                                           4.31
 8/30/2007                                           4.21
 8/31/2007                                           4.25
  9/3/2007                                             ND
  9/4/2007                                           4.26
  9/5/2007                                           4.16
  9/6/2007                                           4.20
  9/7/2007                                           4.03
 9/10/2007                                           4.00
 9/11/2007                                           4.07
 9/12/2007                                           4.11
 9/13/2007                                           4.22
 9/14/2007                                           4.18
 9/17/2007                                           4.21
 9/18/2007                                           4.19
 9/19/2007                                           4.20
 9/20/2007                                           4.35
 9/21/2007                                           4.31
 9/24/2007                                           4.31
 9/25/2007                                           4.26
 9/26/2007                                           4.27
 9/27/2007                                           4.22
 9/28/2007                                           4.23
 10/1/2007                                           4.24
 10/2/2007                                           4.20
 10/3/2007                                           4.24
 10/4/2007                                           4.22
 10/5/2007                                           4.33
 10/8/2007                                             ND
 10/9/2007                                           4.38
10/10/2007                                           4.37
10/11/2007                                           4.36
10/12/2007                                           4.42
10/15/2007                                           4.40
10/16/2007                                           4.34
10/17/2007                                           4.22
10/18/2007                                           4.17
10/19/2007                                           4.03
10/22/2007                                           4.08
10/23/2007                                           4.06
10/24/2007                                           3.99
10/25/2007                                           4.01
10/26/2007                                           4.04
10/29/2007                                           4.04
10/30/2007                                           4.06
10/31/2007                                           4.16
 11/1/2007                                           4.02
 11/2/2007                                           3.93
 11/5/2007                                           3.96
 11/6/2007                                           3.99
 11/7/2007                                           3.92
 11/8/2007                                           3.81
 11/9/2007                                           3.77
11/12/2007                                             ND
11/13/2007                                           3.84
11/14/2007                                           3.86
11/15/2007                                           3.71
11/16/2007                                           3.68
11/19/2007                                           3.57
11/20/2007                                           3.52
11/21/2007                                           3.40
11/22/2007                                             ND
11/23/2007                                           3.42
11/26/2007                                           3.23
11/27/2007                                           3.38
11/28/2007                                           3.50
11/29/2007                                           3.42
11/30/2007                                           3.41
 12/3/2007                                           3.28
 12/4/2007                                           3.28
 12/5/2007                                           3.28
 12/6/2007                                           3.39
 12/7/2007                                           3.51
12/10/2007                                           3.54
12/11/2007                                           3.32
12/12/2007                                           3.41
12/13/2007                                           3.54
12/14/2007                                           3.63
12/17/2007                                           3.57
12/18/2007                                           3.53
12/19/2007                                           3.46
12/20/2007                                           3.45
12/21/2007                                           3.58
12/24/2007                                           3.65
12/25/2007                                             ND
12/26/2007                                           3.72
12/27/2007                                           3.64
12/28/2007                                           3.52
12/31/2007                                           3.45
  1/1/2008                                             ND
  1/2/2008                                           3.28
  1/3/2008                                           3.26
  1/4/2008                                           3.18
  1/7/2008                                           3.16
  1/8/2008                                           3.16
  1/9/2008                                           3.10
 1/10/2008                                           3.16
 1/11/2008                                           3.06
 1/14/2008                                           3.08
 1/15/2008                                           3.00
 1/16/2008                                           3.00
 1/17/2008                                           2.90
 1/18/2008                                           2.86
 1/21/2008                                             ND
 1/22/2008                                           2.64
 1/23/2008                                           2.64
 1/24/2008                                           2.85
 1/25/2008                                           2.81
 1/28/2008                                           2.80
 1/29/2008                                           2.87
 1/30/2008                                           2.96
 1/31/2008                                           2.82
  2/1/2008                                           2.75
  2/4/2008                                           2.78
  2/5/2008                                           2.66
  2/6/2008                                           2.67
  2/7/2008                                           2.79
  2/8/2008                                           2.69
 2/11/2008                                           2.67
 2/12/2008                                           2.71
 2/13/2008                                           2.71
 2/14/2008                                           2.81
 2/15/2008                                           2.76
 2/18/2008                                             ND
 2/19/2008                                           2.93
 2/20/2008                                           3.02
 2/21/2008                                           2.80
 2/22/2008                                           2.81
 2/25/2008                                           2.98
 2/26/2008                                           2.92
 2/27/2008                                           2.89
 2/28/2008                                           2.73
 2/29/2008                                           2.50
  3/3/2008                                           2.48
  3/4/2008                                           2.53
  3/5/2008                                           2.59
  3/6/2008                                           2.50
  3/7/2008                                           2.45
 3/10/2008                                           2.37
 3/11/2008                                           2.61
 3/12/2008                                           2.49
 3/13/2008                                           2.53
 3/14/2008                                           2.37
 3/17/2008                                           2.23
 3/18/2008                                           2.42
 3/19/2008                                           2.36
 3/20/2008                                           2.36
 3/21/2008                                             ND
 3/24/2008                                           2.64
 3/25/2008                                           2.61
 3/26/2008                                           2.55
 3/27/2008                                           2.61
 3/28/2008                                           2.51
 3/31/2008                                           2.46
  4/1/2008                                           2.65
  4/2/2008                                           2.72
  4/3/2008                                           2.75
  4/4/2008                                           2.63
  4/7/2008                                           2.75
  4/8/2008                                           2.72
  4/9/2008                                           2.59
 4/10/2008                                           2.66
 4/11/2008                                           2.57
 4/14/2008                                           2.60
 4/15/2008                                           2.68
 4/16/2008                                           2.82
 4/17/2008                                           2.90
 4/18/2008                                           2.95
 4/21/2008                                           2.95
 4/22/2008                                           2.96
 4/23/2008                                           2.98
 4/24/2008                                           3.15
 4/25/2008                                           3.20
 4/28/2008                                           3.14
 4/29/2008                                           3.11
 4/30/2008                                           3.03
  5/1/2008                                           3.06
  5/2/2008                                           3.18
  5/5/2008                                           3.14
  5/6/2008                                           3.15
  5/7/2008                                           3.09
  5/8/2008                                           2.99
  5/9/2008                                           2.98
 5/12/2008                                           3.00
 5/13/2008                                           3.17
 5/14/2008                                           3.22
 5/15/2008                                           3.10
 5/16/2008                                           3.12
 5/19/2008                                           3.09
 5/20/2008                                           3.02
 5/21/2008                                           3.09
 5/22/2008                                           3.24
 5/23/2008                                           3.15
 5/26/2008                                             ND
 5/27/2008                                           3.25
 5/28/2008                                           3.36
 5/29/2008                                           3.41
 5/30/2008                                           3.41
  6/2/2008                                           3.28
  6/3/2008                                           3.21
  6/4/2008                                           3.26
  6/5/2008                                           3.34
  6/6/2008                                           3.20
  6/9/2008                                           3.41
 6/10/2008                                           3.54
 6/11/2008                                           3.49
 6/12/2008                                           3.68
 6/13/2008                                           3.73
 6/16/2008                                           3.73
 6/17/2008                                           3.66
 6/18/2008                                           3.57
 6/19/2008                                           3.67
 6/20/2008                                           3.57
 6/23/2008                                           3.65
 6/24/2008                                           3.52
 6/25/2008                                           3.54
 6/26/2008                                           3.44
 6/27/2008                                           3.36
 6/30/2008                                           3.34
  7/1/2008                                           3.33
  7/2/2008                                           3.31
  7/3/2008                                           3.28
  7/4/2008                                             ND
  7/7/2008                                           3.23
  7/8/2008                                           3.19
  7/9/2008                                           3.11
 7/10/2008                                           3.10
 7/11/2008                                           3.27
 7/14/2008                                           3.20
 7/15/2008                                           3.12
 7/16/2008                                           3.20
 7/17/2008                                           3.35
 7/18/2008                                           3.42
 7/21/2008                                           3.41
 7/22/2008                                           3.48
 7/23/2008                                           3.51
 7/24/2008                                           3.37
 7/25/2008                                           3.45
 7/28/2008                                           3.34
 7/29/2008                                           3.39
 7/30/2008                                           3.36
 7/31/2008                                           3.25
  8/1/2008                                           3.23
  8/4/2008                                           3.23
  8/5/2008                                           3.28
  8/6/2008                                           3.30
  8/7/2008                                           3.16
  8/8/2008                                           3.21
 8/11/2008                                           3.27
 8/12/2008                                           3.16
 8/13/2008                                           3.21
 8/14/2008                                           3.15
 8/15/2008                                           3.11
 8/18/2008                                           3.07
 8/19/2008                                           3.07
 8/20/2008                                           3.00
 8/21/2008                                           3.08
 8/22/2008                                           3.14
 8/25/2008                                           3.04
 8/26/2008                                           3.06
 8/27/2008                                           3.02
 8/28/2008                                           3.09
 8/29/2008                                           3.10
  9/1/2008                                             ND
  9/2/2008                                           3.00
  9/3/2008                                           2.95
  9/4/2008                                           2.87
  9/5/2008                                           2.91
  9/8/2008                                           2.96
  9/9/2008                                           2.90
 9/10/2008                                           2.91
 9/11/2008                                           2.87
 9/12/2008                                           2.97
 9/15/2008                                           2.59
 9/16/2008                                           2.64
 9/17/2008                                           2.52
 9/18/2008                                           2.67
 9/19/2008                                           3.01
 9/22/2008                                           3.04
 9/23/2008                                           3.03
 9/24/2008                                           2.91
 9/25/2008                                           3.09
 9/26/2008                                           3.05
 9/29/2008                                           2.70
 9/30/2008                                           2.98
 10/1/2008                                           2.87
 10/2/2008                                           2.68
 10/3/2008                                           2.64
 10/6/2008                                           2.45
 10/7/2008                                           2.45
 10/8/2008                                           2.70
 10/9/2008                                           2.79
10/10/2008                                           2.77
10/13/2008                                             ND
10/14/2008                                           3.01
10/15/2008                                           2.90
10/16/2008                                           2.84
10/17/2008                                           2.83
10/20/2008                                           2.82
10/21/2008                                           2.63
10/22/2008                                           2.56
10/23/2008                                           2.57
10/24/2008                                           2.64
10/27/2008                                           2.67
10/28/2008                                           2.75
10/29/2008                                           2.77
10/30/2008                                           2.84
10/31/2008                                           2.80
 11/3/2008                                           2.71
 11/4/2008                                           2.56
 11/5/2008                                           2.50
 11/6/2008                                           2.46
 11/7/2008                                           2.56
11/10/2008                                           2.51
11/11/2008                                             ND
11/12/2008                                           2.37
11/13/2008                                           2.43
11/14/2008                                           2.33
11/17/2008                                           2.32
11/18/2008                                           2.22
11/19/2008                                           2.08
11/20/2008                                           1.94
11/21/2008                                           2.02
11/24/2008                                           2.24
11/25/2008                                           2.06
11/26/2008                                           2.01
11/27/2008                                             ND
11/28/2008                                           1.93
 12/1/2008                                           1.71
 12/2/2008                                           1.65
 12/3/2008                                           1.60
 12/4/2008                                           1.51
 12/5/2008                                           1.67
 12/8/2008                                           1.76
 12/9/2008                                           1.61
12/10/2008                                           1.62
12/11/2008                                           1.55
12/12/2008                                           1.55
12/15/2008                                           1.50
12/16/2008                                           1.34
12/17/2008                                           1.35
12/18/2008                                           1.26
12/19/2008                                           1.35
12/22/2008                                           1.40
12/23/2008                                           1.53
12/24/2008                                           1.54
12/25/2008                                             ND
12/26/2008                                           1.51
12/29/2008                                           1.45
12/30/2008                                           1.47
12/31/2008                                           1.55
  1/1/2009                                             ND
  1/2/2009                                           1.72
  1/5/2009                                           1.67
  1/6/2009                                           1.68
  1/7/2009                                           1.66
  1/8/2009                                           1.60
  1/9/2009                                           1.51
 1/12/2009                                           1.45
 1/13/2009                                           1.44
 1/14/2009                                           1.36
 1/15/2009                                           1.36
 1/16/2009                                           1.47
 1/19/2009                                             ND
 1/20/2009                                           1.48
 1/21/2009                                           1.60
 1/22/2009                                           1.61
 1/23/2009                                           1.64
 1/26/2009                                           1.67
 1/27/2009                                           1.59
 1/28/2009                                           1.70
 1/29/2009                                           1.87
 1/30/2009                                           1.85
  2/2/2009                                           1.75
  2/3/2009                                           1.88
  2/4/2009                                           1.91
  2/5/2009                                           1.89
  2/6/2009                                           1.97
  2/9/2009                                           1.99
 2/10/2009                                           1.79
 2/11/2009                                           1.76
 2/12/2009                                           1.73
 2/13/2009                                           1.88
 2/16/2009                                             ND
 2/17/2009                                           1.65
 2/18/2009                                           1.81
 2/19/2009                                           1.89
 2/20/2009                                           1.81
 2/23/2009                                           1.84
 2/24/2009                                           1.89
 2/25/2009                                           2.06
 2/26/2009                                           2.07
 2/27/2009                                           1.99
  3/2/2009                                           1.86
  3/3/2009                                           1.87
  3/4/2009                                           1.97
  3/5/2009                                           1.82
  3/6/2009                                           1.83
  3/9/2009                                           1.90
 3/10/2009                                           1.99
 3/11/2009                                           1.96
 3/12/2009                                           1.92
 3/13/2009                                           1.87
 3/16/2009                                           1.91
 3/17/2009                                           2.00
 3/18/2009                                           1.54
 3/19/2009                                           1.64
 3/20/2009                                           1.66
 3/23/2009                                           1.69
 3/24/2009                                           1.70
 3/25/2009                                           1.84
 3/26/2009                                           1.80
 3/27/2009                                           1.79
 3/30/2009                                           1.72
 3/31/2009                                           1.67
  4/1/2009                                           1.65
  4/2/2009                                           1.74
  4/3/2009                                           1.87
  4/6/2009                                           1.90
  4/7/2009                                           1.87
  4/8/2009                                           1.83
  4/9/2009                                           1.90
 4/10/2009                                             ND
 4/13/2009                                           1.81
 4/14/2009                                           1.71
 4/15/2009                                           1.71
 4/16/2009                                           1.79
 4/17/2009                                           1.91
 4/20/2009                                           1.82
 4/21/2009                                           1.87
 4/22/2009                                           1.92
 4/23/2009                                           1.89
 4/24/2009                                           1.96
 4/27/2009                                           1.87
 4/28/2009                                           1.97
 4/29/2009                                           2.01
 4/30/2009                                           2.02
  5/1/2009                                           2.03
  5/4/2009                                           2.03
  5/5/2009                                           2.05
  5/6/2009                                           2.06
  5/7/2009                                           2.15
  5/8/2009                                           2.15
 5/11/2009                                           2.04
 5/12/2009                                           2.02
 5/13/2009                                           1.98
 5/14/2009                                           1.98
 5/15/2009                                           2.01
 5/18/2009                                           2.09
 5/19/2009                                           2.12
 5/20/2009                                           2.05
 5/21/2009                                           2.16
 5/22/2009                                           2.23
 5/25/2009                                             ND
 5/26/2009                                           2.30
 5/27/2009                                           2.43
 5/28/2009                                           2.46
 5/29/2009                                           2.34
  6/1/2009                                           2.55
  6/2/2009                                           2.52
  6/3/2009                                           2.43
  6/4/2009                                           2.56
  6/5/2009                                           2.85
  6/8/2009                                           2.95
  6/9/2009                                           2.86
 6/10/2009                                           2.93
 6/11/2009                                           2.87
 6/12/2009                                           2.81
 6/15/2009                                           2.75
 6/16/2009                                           2.70
 6/17/2009                                           2.69
 6/18/2009                                           2.86
 6/19/2009                                           2.82
 6/22/2009                                           2.75
 6/23/2009                                           2.71
 6/24/2009                                           2.74
 6/25/2009                                           2.58
 6/26/2009                                           2.53
 6/29/2009                                           2.53
 6/30/2009                                           2.54
  7/1/2009                                           2.51
  7/2/2009                                           2.43
  7/3/2009                                             ND
  7/6/2009                                           2.40
  7/7/2009                                           2.36
  7/8/2009                                           2.23
  7/9/2009                                           2.33
 7/10/2009                                           2.22
 7/13/2009                                           2.27
 7/14/2009                                           2.37
 7/15/2009                                           2.52
 7/16/2009                                           2.46
 7/17/2009                                           2.52
 7/20/2009                                           2.46
 7/21/2009                                           2.36
 7/22/2009                                           2.43
 7/23/2009                                           2.60
 7/24/2009                                           2.57
 7/27/2009                                           2.63
 7/28/2009                                           2.63
 7/29/2009                                           2.69
 7/30/2009                                           2.66
 7/31/2009                                           2.53
  8/3/2009                                           2.66
  8/4/2009                                           2.68
  8/5/2009                                           2.73
  8/6/2009                                           2.73
  8/7/2009                                           2.84
 8/10/2009                                           2.75
 8/11/2009                                           2.69
 8/12/2009                                           2.70
 8/13/2009                                           2.58
 8/14/2009                                           2.51
 8/17/2009                                           2.43
 8/18/2009                                           2.48
 8/19/2009                                           2.43
 8/20/2009                                           2.43
 8/21/2009                                           2.58
 8/24/2009                                           2.50
 8/25/2009                                           2.48
 8/26/2009                                           2.46
 8/27/2009                                           2.48
 8/28/2009                                           2.46
 8/31/2009                                           2.39
  9/1/2009                                           2.33
  9/2/2009                                           2.26
  9/3/2009                                           2.29
  9/4/2009                                           2.36
  9/7/2009                                             ND
  9/8/2009                                           2.38
  9/9/2009                                           2.38
 9/10/2009                                           2.29
 9/11/2009                                           2.29
 9/14/2009                                           2.37
 9/15/2009                                           2.41
 9/16/2009                                           2.46
 9/17/2009                                           2.41
 9/18/2009                                           2.49
 9/21/2009                                           2.47
 9/22/2009                                           2.45
 9/23/2009                                           2.40
 9/24/2009                                           2.37
 9/25/2009                                           2.36
 9/28/2009                                           2.33
 9/29/2009                                           2.34
 9/30/2009                                           2.31
 10/1/2009                                           2.20
 10/2/2009                                           2.22
 10/5/2009                                           2.21
 10/6/2009                                           2.25
 10/7/2009                                           2.16
 10/8/2009                                           2.22
 10/9/2009                                           2.36
10/12/2009                                             ND
10/13/2009                                           2.28
10/14/2009                                           2.36
10/15/2009                                           2.41
10/16/2009                                           2.37
10/19/2009                                           2.36
10/20/2009                                           2.30
10/21/2009                                           2.38
10/22/2009                                           2.39
10/23/2009                                           2.46
10/26/2009                                           2.53
10/27/2009                                           2.41
10/28/2009                                           2.37
10/29/2009                                           2.44
10/30/2009                                           2.31
 11/2/2009                                           2.33
 11/3/2009                                           2.36
 11/4/2009                                           2.39
 11/5/2009                                           2.35
 11/6/2009                                           2.30
 11/9/2009                                           2.31
11/10/2009                                           2.31
11/11/2009                                             ND
11/12/2009                                           2.28
11/13/2009                                           2.28
11/16/2009                                           2.19
11/17/2009                                           2.19
11/18/2009                                           2.21
11/19/2009                                           2.18
11/20/2009                                           2.20
11/23/2009                                           2.20
11/24/2009                                           2.15
11/25/2009                                           2.11
11/26/2009                                             ND
11/27/2009                                           2.03
11/30/2009                                           2.01
 12/1/2009                                           2.03
 12/2/2009                                           2.09
 12/3/2009                                           2.14
 12/4/2009                                           2.24
 12/7/2009                                           2.19
 12/8/2009                                           2.12
 12/9/2009                                           2.15
12/10/2009                                           2.19
12/11/2009                                           2.26
12/14/2009                                           2.30
12/15/2009                                           2.35
12/16/2009                                           2.35
12/17/2009                                           2.24
12/18/2009                                           2.30
12/21/2009                                           2.43
12/22/2009                                           2.49
12/23/2009                                           2.51
12/24/2009                                           2.57
12/25/2009                                             ND
12/28/2009                                           2.62
12/29/2009                                           2.62
12/30/2009                                           2.61
12/31/2009                                           2.69
  1/1/2010                                             ND
  1/4/2010                                           2.65
  1/5/2010                                           2.56
  1/6/2010                                           2.60
  1/7/2010                                           2.62
  1/8/2010                                           2.57
 1/11/2010                                           2.58
 1/12/2010                                           2.49
 1/13/2010                                           2.55
 1/14/2010                                           2.51
 1/15/2010                                           2.44
 1/18/2010                                             ND
 1/19/2010                                           2.48
 1/20/2010                                           2.45
 1/21/2010                                           2.38
 1/22/2010                                           2.37
 1/25/2010                                           2.39
 1/26/2010                                           2.38
 1/27/2010                                           2.43
 1/28/2010                                           2.41
 1/29/2010                                           2.34
  2/1/2010                                           2.38
  2/2/2010                                           2.37
  2/3/2010                                           2.40
  2/4/2010                                           2.29
  2/5/2010                                           2.23
  2/8/2010                                           2.26
  2/9/2010                                           2.32
 2/10/2010                                           2.39
 2/11/2010                                           2.39
 2/12/2010                                           2.35
 2/15/2010                                             ND
 2/16/2010                                           2.32
 2/17/2010                                           2.40
 2/18/2010                                           2.46
 2/19/2010                                           2.48
 2/22/2010                                           2.47
 2/23/2010                                           2.37
 2/24/2010                                           2.40
 2/25/2010                                           2.33
 2/26/2010                                           2.30
  3/1/2010                                           2.28
  3/2/2010                                           2.27
  3/3/2010                                           2.27
  3/4/2010                                           2.28
  3/5/2010                                           2.35
  3/8/2010                                           2.36
  3/9/2010                                           2.34
 3/10/2010                                           2.39
 3/11/2010                                           2.43
 3/12/2010                                           2.42
 3/15/2010                                           2.42
 3/16/2010                                           2.37
 3/17/2010                                           2.38
 3/18/2010                                           2.44
 3/19/2010                                           2.48
 3/22/2010                                           2.43
 3/23/2010                                           2.44
 3/24/2010                                           2.62
 3/25/2010                                           2.65
 3/26/2010                                           2.59
 3/29/2010                                           2.60
 3/30/2010                                           2.60
 3/31/2010                                           2.55
  4/1/2010                                           2.59
  4/2/2010                                           2.67
  4/5/2010                                           2.75
  4/6/2010                                           2.71
  4/7/2010                                           2.62
  4/8/2010                                           2.64
  4/9/2010                                           2.65
 4/12/2010                                           2.60
 4/13/2010                                           2.58
 4/14/2010                                           2.61
 4/15/2010                                           2.57
 4/16/2010                                           2.49
 4/19/2010                                           2.54
 4/20/2010                                           2.56
 4/21/2010                                           2.52
 4/22/2010                                           2.57
 4/23/2010                                           2.61
 4/26/2010                                           2.60
 4/27/2010                                           2.46
 4/28/2010                                           2.53
 4/29/2010                                           2.49
 4/30/2010                                           2.43
  5/3/2010                                           2.47
  5/4/2010                                           2.38
  5/5/2010                                           2.31
  5/6/2010                                           2.13
  5/7/2010                                           2.17
 5/10/2010                                           2.27
 5/11/2010                                           2.26
 5/12/2010                                           2.29
 5/13/2010                                           2.27
 5/14/2010                                           2.16
 5/17/2010                                           2.20
 5/18/2010                                           2.11
 5/19/2010                                           2.13
 5/20/2010                                           2.04
 5/21/2010                                           2.02
 5/24/2010                                           2.04
 5/25/2010                                           2.01
 5/26/2010                                           2.06
 5/27/2010                                           2.18
 5/28/2010                                           2.10
 5/31/2010                                             ND
  6/1/2010                                           2.09
  6/2/2010                                           2.14
  6/3/2010                                           2.17
  6/4/2010                                           1.98
  6/7/2010                                           1.95
  6/8/2010                                           1.98
  6/9/2010                                           1.99
 6/10/2010                                           2.12
 6/11/2010                                           2.03
 6/14/2010                                           2.07
 6/15/2010                                           2.10
 6/16/2010                                           2.06
 6/17/2010                                           2.01
 6/18/2010                                           2.04
 6/21/2010                                           2.05
 6/22/2010                                           1.98
 6/23/2010                                           1.93
 6/24/2010                                           1.93
 6/25/2010                                           1.90
 6/28/2010                                           1.83
 6/29/2010                                           1.78
 6/30/2010                                           1.79
  7/1/2010                                           1.80
  7/2/2010                                           1.82
  7/5/2010                                             ND
  7/6/2010                                           1.76
  7/7/2010                                           1.79
  7/8/2010                                           1.80
  7/9/2010                                           1.85
 7/12/2010                                           1.85
 7/13/2010                                           1.90
 7/14/2010                                           1.82
 7/15/2010                                           1.76
 7/16/2010                                           1.70
 7/19/2010                                           1.73
 7/20/2010                                           1.71
 7/21/2010                                           1.66
 7/22/2010                                           1.69
 7/23/2010                                           1.75
 7/26/2010                                           1.76
 7/27/2010                                           1.82
 7/28/2010                                           1.75
 7/29/2010                                           1.70
 7/30/2010                                           1.60
  8/2/2010                                           1.64
  8/3/2010                                           1.55
  8/4/2010                                           1.62
  8/5/2010                                           1.57
  8/6/2010                                           1.51
  8/9/2010                                           1.54
 8/10/2010                                           1.46
 8/11/2010                                           1.44
 8/12/2010                                           1.48
 8/13/2010                                           1.47
 8/16/2010                                           1.40
 8/17/2010                                           1.44
 8/18/2010                                           1.46
 8/19/2010                                           1.41
 8/20/2010                                           1.47
 8/23/2010                                           1.43
 8/24/2010                                           1.36
 8/25/2010                                           1.40
 8/26/2010                                           1.38
 8/27/2010                                           1.49
 8/30/2010                                           1.39
 8/31/2010                                           1.33
  9/1/2010                                           1.41
  9/2/2010                                           1.43
  9/3/2010                                           1.49
  9/6/2010                                             ND
  9/7/2010                                           1.41
  9/8/2010                                           1.46
  9/9/2010                                           1.57
 9/10/2010                                           1.59
 9/13/2010                                           1.51
 9/14/2010                                           1.43
 9/15/2010                                           1.46
 9/16/2010                                           1.48
 9/17/2010                                           1.46
 9/20/2010                                           1.43
 9/21/2010                                           1.34
 9/22/2010                                           1.33
 9/23/2010                                           1.34
 9/24/2010                                           1.37
 9/27/2010                                           1.31
 9/28/2010                                           1.25
 9/29/2010                                           1.28
 9/30/2010                                           1.27
 10/1/2010                                           1.26
 10/4/2010                                           1.23
 10/5/2010                                           1.21
 10/6/2010                                           1.16
 10/7/2010                                           1.14
 10/8/2010                                           1.11
10/11/2010                                             ND
10/12/2010                                           1.14
10/13/2010                                           1.13
10/14/2010                                           1.18
10/15/2010                                           1.20
10/18/2010                                           1.14
10/19/2010                                           1.11
10/20/2010                                           1.11
10/21/2010                                           1.15
10/22/2010                                           1.17
10/25/2010                                           1.20
10/26/2010                                           1.27
10/27/2010                                           1.34
10/28/2010                                           1.23
10/29/2010                                           1.17
 11/1/2010                                           1.17
 11/2/2010                                           1.15
 11/3/2010                                           1.11
 11/4/2010                                           1.04
 11/5/2010                                           1.10
 11/8/2010                                           1.13
 11/9/2010                                           1.27
11/10/2010                                           1.23
11/11/2010                                             ND
11/12/2010                                           1.35
11/15/2010                                           1.51
11/16/2010                                           1.49
11/17/2010                                           1.49
11/18/2010                                           1.51
11/19/2010                                           1.54
11/22/2010                                           1.44
11/23/2010                                           1.40
11/24/2010                                           1.56
11/25/2010                                             ND
11/26/2010                                           1.53
11/29/2010                                           1.51
11/30/2010                                           1.47
 12/1/2010                                           1.64
 12/2/2010                                           1.68
 12/3/2010                                           1.64
 12/6/2010                                           1.53
 12/7/2010                                           1.74
 12/8/2010                                           1.87
 12/9/2010                                           1.90
12/10/2010                                           1.98
12/13/2010                                           1.91
12/14/2010                                           2.08
12/15/2010                                           2.11
12/16/2010                                           2.06
12/17/2010                                           1.97
12/20/2010                                           1.99
12/21/2010                                           1.99
12/22/2010                                           2.02
12/23/2010                                           2.09
12/24/2010                                             ND
12/27/2010                                           2.08
12/28/2010                                           2.18
12/29/2010                                           2.03
12/30/2010                                           2.06
12/31/2010                                           2.01
  1/3/2011                                           2.02
  1/4/2011                                           2.01
  1/5/2011                                           2.14
  1/6/2011                                           2.09
  1/7/2011                                           1.96
 1/10/2011                                           1.93
 1/11/2011                                           1.98
 1/12/2011                                           1.99
 1/13/2011                                           1.93
 1/14/2011                                           1.95
 1/17/2011                                             ND
 1/18/2011                                           1.97
 1/19/2011                                           1.95
 1/20/2011                                           2.06
 1/21/2011                                           2.04
 1/24/2011                                           2.03
 1/25/2011                                           1.96
 1/26/2011                                           2.03
 1/27/2011                                           1.98
 1/28/2011                                           1.92
 1/31/2011                                           1.95
  2/1/2011                                           2.02
  2/2/2011                                           2.10
  2/3/2011                                           2.18
  2/4/2011                                           2.27
  2/7/2011                                           2.29
  2/8/2011                                           2.39
  2/9/2011                                           2.33
 2/10/2011                                           2.40
 2/11/2011                                           2.38
 2/14/2011                                           2.37
 2/15/2011                                           2.35
 2/16/2011                                           2.37
 2/17/2011                                           2.30
 2/18/2011                                           2.30
 2/21/2011                                             ND
 2/22/2011                                           2.16
 2/23/2011                                           2.21
 2/24/2011                                           2.19
 2/25/2011                                           2.16
 2/28/2011                                           2.13
  3/1/2011                                           2.11
  3/2/2011                                           2.16
  3/3/2011                                           2.30
  3/4/2011                                           2.17
  3/7/2011                                           2.19
  3/8/2011                                           2.22
  3/9/2011                                           2.16
 3/10/2011                                           2.05
 3/11/2011                                           2.06
 3/14/2011                                           2.00
 3/15/2011                                           2.00
 3/16/2011                                           1.87
 3/17/2011                                           1.91
 3/18/2011                                           1.96
 3/21/2011                                           2.04
 3/22/2011                                           2.07
 3/23/2011                                           2.07
 3/24/2011                                           2.14
 3/25/2011                                           2.20
 3/28/2011                                           2.23
 3/29/2011                                           2.25
 3/30/2011                                           2.21
 3/31/2011                                           2.24
  4/1/2011                                           2.24
  4/4/2011                                           2.20
  4/5/2011                                           2.28
  4/6/2011                                           2.32
  4/7/2011                                           2.29
  4/8/2011                                           2.31
 4/11/2011                                           2.31
 4/12/2011                                           2.22
 4/13/2011                                           2.19
 4/14/2011                                           2.23
 4/15/2011                                           2.14
 4/18/2011                                           2.09
 4/19/2011                                           2.09
 4/20/2011                                           2.15
 4/21/2011                                           2.14
 4/22/2011                                             ND
 4/25/2011                                           2.10
 4/26/2011                                           2.05
 4/27/2011                                           2.06
 4/28/2011                                           2.00
 4/29/2011                                           1.97
  5/2/2011                                           1.96
  5/3/2011                                           1.96
  5/4/2011                                           1.95
  5/5/2011                                           1.88
  5/6/2011                                           1.87
  5/9/2011                                           1.84
 5/10/2011                                           1.91
 5/11/2011                                           1.87
 5/12/2011                                           1.89
 5/13/2011                                           1.86
 5/16/2011                                           1.83
 5/17/2011                                           1.80
 5/18/2011                                           1.87
 5/19/2011                                           1.85
 5/20/2011                                           1.82
 5/23/2011                                           1.80
 5/24/2011                                           1.81
 5/25/2011                                           1.81
 5/26/2011                                           1.72
 5/27/2011                                           1.71
 5/30/2011                                             ND
 5/31/2011                                           1.68
  6/1/2011                                           1.60
  6/2/2011                                           1.65
  6/3/2011                                           1.60
  6/6/2011                                           1.60
  6/7/2011                                           1.59
  6/8/2011                                           1.52
  6/9/2011                                           1.60
 6/10/2011                                           1.58
 6/13/2011                                           1.59
 6/14/2011                                           1.70
 6/15/2011                                           1.55
 6/16/2011                                           1.52
 6/17/2011                                           1.53
 6/20/2011                                           1.55
 6/21/2011                                           1.57
 6/22/2011                                           1.58
 6/23/2011                                           1.48
 6/24/2011                                           1.40
 6/27/2011                                           1.47
 6/28/2011                                           1.62
 6/29/2011                                           1.70
 6/30/2011                                           1.76
  7/1/2011                                           1.80
  7/4/2011                                             ND
  7/5/2011                                           1.70
  7/6/2011                                           1.66
  7/7/2011                                           1.74
  7/8/2011                                           1.57
 7/11/2011                                           1.49
 7/12/2011                                           1.47
 7/13/2011                                           1.45
 7/14/2011                                           1.51
 7/15/2011                                           1.46
 7/18/2011                                           1.45
 7/19/2011                                           1.45
 7/20/2011                                           1.49
 7/21/2011                                           1.56
 7/22/2011                                           1.53
 7/25/2011                                           1.55
 7/26/2011                                           1.51
 7/27/2011                                           1.56
 7/28/2011                                           1.52
 7/29/2011                                           1.35
  8/1/2011                                           1.32
  8/2/2011                                           1.23
  8/3/2011                                           1.25
  8/4/2011                                           1.12
  8/5/2011                                           1.23
  8/8/2011                                           1.11
  8/9/2011                                           0.91
 8/10/2011                                           0.93
 8/11/2011                                           1.02
 8/12/2011                                           0.96
 8/15/2011                                           0.99
 8/16/2011                                           0.95
 8/17/2011                                           0.92
 8/18/2011                                           0.90
 8/19/2011                                           0.90
 8/22/2011                                           0.94
 8/23/2011                                           0.95
 8/24/2011                                           1.05
 8/25/2011                                           0.98
 8/26/2011                                           0.94
 8/29/2011                                           0.99
 8/30/2011                                           0.94
 8/31/2011                                           0.96
  9/1/2011                                           0.90
  9/2/2011                                           0.88
  9/5/2011                                             ND
  9/6/2011                                           0.88
  9/7/2011                                           0.92
  9/8/2011                                           0.88
  9/9/2011                                           0.81
 9/12/2011                                           0.87
 9/13/2011                                           0.89
 9/14/2011                                           0.91
 9/15/2011                                           0.95
 9/16/2011                                           0.94
 9/19/2011                                           0.85
 9/20/2011                                           0.85
 9/21/2011                                           0.88
 9/22/2011                                           0.79
 9/23/2011                                           0.89
 9/26/2011                                           0.92
 9/27/2011                                           0.97
 9/28/2011                                           0.99
 9/29/2011                                           0.98
 9/30/2011                                           0.96
 10/3/2011                                           0.87
 10/4/2011                                           0.90
 10/5/2011                                           0.96
 10/6/2011                                           1.01
 10/7/2011                                           1.08
10/10/2011                                             ND
10/11/2011                                           1.14
10/12/2011                                           1.17
10/13/2011                                           1.11
10/14/2011                                           1.12
10/17/2011                                           1.08
10/18/2011                                           1.07
10/19/2011                                           1.05
10/20/2011                                           1.07
10/21/2011                                           1.08
10/24/2011                                           1.10
10/25/2011                                           1.01
10/26/2011                                           1.09
10/27/2011                                           1.20
10/28/2011                                           1.13
10/31/2011                                           0.99
 11/1/2011                                           0.90
 11/2/2011                                           0.89
 11/3/2011                                           0.91
 11/4/2011                                           0.88
 11/7/2011                                           0.88
 11/8/2011                                           0.92
 11/9/2011                                           0.88
11/10/2011                                           0.90
11/11/2011                                             ND
11/14/2011                                           0.91
11/15/2011                                           0.93
11/16/2011                                           0.90
11/17/2011                                           0.88
11/18/2011                                           0.94
11/21/2011                                           0.92
11/22/2011                                           0.91
11/23/2011                                           0.88
11/24/2011                                             ND
11/25/2011                                           0.93
11/28/2011                                           0.91
11/29/2011                                           0.93
11/30/2011                                           0.96
 12/1/2011                                           0.97
 12/2/2011                                           0.92
 12/5/2011                                           0.93
 12/6/2011                                           0.94
 12/7/2011                                           0.89
 12/8/2011                                           0.86
 12/9/2011                                           0.89
12/12/2011                                           0.87
12/13/2011                                           0.85
12/14/2011                                           0.86
12/15/2011                                           0.86
12/16/2011                                           0.81
12/19/2011                                           0.82
12/20/2011                                           0.88
12/21/2011                                           0.91
12/22/2011                                           0.91
12/23/2011                                           0.97
12/26/2011                                             ND
12/27/2011                                           0.96
12/28/2011                                           0.91
12/29/2011                                           0.88
12/30/2011                                           0.83
  1/2/2012                                             ND
  1/3/2012                                           0.89
  1/4/2012                                           0.89
  1/5/2012                                           0.88
  1/6/2012                                           0.86
  1/9/2012                                           0.85
 1/10/2012                                           0.86
 1/11/2012                                           0.82
 1/12/2012                                           0.84
 1/13/2012                                           0.80
 1/16/2012                                             ND
 1/17/2012                                           0.79
 1/18/2012                                           0.82
 1/19/2012                                           0.87
 1/20/2012                                           0.91
 1/23/2012                                           0.93
 1/24/2012                                           0.92
 1/25/2012                                           0.81
 1/26/2012                                           0.77
 1/27/2012                                           0.75
 1/30/2012                                           0.73
 1/31/2012                                           0.71
  2/1/2012                                           0.72
  2/2/2012                                           0.71
  2/3/2012                                           0.78
  2/6/2012                                           0.76
  2/7/2012                                           0.82
  2/8/2012                                           0.82
  2/9/2012                                           0.86
 2/10/2012                                           0.81
 2/13/2012                                           0.85
 2/14/2012                                           0.81
 2/15/2012                                           0.81
 2/16/2012                                           0.87
 2/17/2012                                           0.88
 2/20/2012                                             ND
 2/21/2012                                           0.92
 2/22/2012                                           0.88
 2/23/2012                                           0.88
 2/24/2012                                           0.89
 2/27/2012                                           0.84
 2/28/2012                                           0.84
 2/29/2012                                           0.87
  3/1/2012                                           0.89
  3/2/2012                                           0.84
  3/5/2012                                           0.87
  3/6/2012                                           0.83
  3/7/2012                                           0.85
  3/8/2012                                           0.89
  3/9/2012                                           0.90
 3/12/2012                                           0.92
 3/13/2012                                           0.99
 3/14/2012                                           1.13
 3/15/2012                                           1.11
 3/16/2012                                           1.13
 3/19/2012                                           1.20
 3/20/2012                                           1.22
 3/21/2012                                           1.15
 3/22/2012                                           1.13
 3/23/2012                                           1.10
 3/26/2012                                           1.09
 3/27/2012                                           1.04
 3/28/2012                                           1.05
 3/29/2012                                           1.01
 3/30/2012                                           1.04
  4/2/2012                                           1.03
  4/3/2012                                           1.10
  4/4/2012                                           1.05
  4/5/2012                                           1.01
  4/6/2012                                           0.89
  4/9/2012                                           0.90
 4/10/2012                                           0.85
 4/11/2012                                           0.89
 4/12/2012                                           0.90
 4/13/2012                                           0.86
 4/16/2012                                           0.85
 4/17/2012                                           0.88
 4/18/2012                                           0.86
 4/19/2012                                           0.84
 4/20/2012                                           0.86
 4/23/2012                                           0.83
 4/24/2012                                           0.86
 4/25/2012                                           0.86
 4/26/2012                                           0.83
 4/27/2012                                           0.82
 4/30/2012                                           0.82
  5/1/2012                                           0.84
  5/2/2012                                           0.82
  5/3/2012                                           0.82
  5/4/2012                                           0.78
  5/7/2012                                           0.79
  5/8/2012                                           0.77
  5/9/2012                                           0.77
 5/10/2012                                           0.79
 5/11/2012                                           0.75
 5/14/2012                                           0.73
 5/15/2012                                           0.74
 5/16/2012                                           0.75
 5/17/2012                                           0.74
 5/18/2012                                           0.75
 5/21/2012                                           0.75
 5/22/2012                                           0.78
 5/23/2012                                           0.74
 5/24/2012                                           0.77
 5/25/2012                                           0.76
 5/28/2012                                             ND
 5/29/2012                                           0.76
 5/30/2012                                           0.69
 5/31/2012                                           0.67
  6/1/2012                                           0.62
  6/4/2012                                           0.68
  6/5/2012                                           0.68
  6/6/2012                                           0.73
  6/7/2012                                           0.72
  6/8/2012                                           0.71
 6/11/2012                                           0.69
 6/12/2012                                           0.75
 6/13/2012                                           0.71
 6/14/2012                                           0.73
 6/15/2012                                           0.68
 6/18/2012                                           0.69
 6/19/2012                                           0.71
 6/20/2012                                           0.74
 6/21/2012                                           0.73
 6/22/2012                                           0.76
 6/25/2012                                           0.72
 6/26/2012                                           0.75
 6/27/2012                                           0.73
 6/28/2012                                           0.69
 6/29/2012                                           0.72
  7/2/2012                                           0.67
  7/3/2012                                           0.69
  7/4/2012                                             ND
  7/5/2012                                           0.68
  7/6/2012                                           0.64
  7/9/2012                                           0.63
 7/10/2012                                           0.63
 7/11/2012                                           0.64
 7/12/2012                                           0.63
 7/13/2012                                           0.63
 7/16/2012                                           0.60
 7/17/2012                                           0.62
 7/18/2012                                           0.60
 7/19/2012                                           0.62
 7/20/2012                                           0.59
 7/23/2012                                           0.57
 7/24/2012                                           0.57
 7/25/2012                                           0.56
 7/26/2012                                           0.58
 7/27/2012                                           0.65
 7/30/2012                                           0.61
 7/31/2012                                           0.60
  8/1/2012                                           0.63
  8/2/2012                                           0.61
  8/3/2012                                           0.67
  8/6/2012                                           0.65
  8/7/2012                                           0.71
  8/8/2012                                           0.73
  8/9/2012                                           0.74
 8/10/2012                                           0.71
 8/13/2012                                           0.71
 8/14/2012                                           0.75
 8/15/2012                                           0.80
 8/16/2012                                           0.83
 8/17/2012                                           0.81
 8/20/2012                                           0.80
 8/21/2012                                           0.80
 8/22/2012                                           0.71
 8/23/2012                                           0.71
 8/24/2012                                           0.72
 8/27/2012                                           0.70
 8/28/2012                                           0.69
 8/29/2012                                           0.69
 8/30/2012                                           0.66
 8/31/2012                                           0.59
  9/3/2012                                             ND
  9/4/2012                                           0.62
  9/5/2012                                           0.62
  9/6/2012                                           0.68
  9/7/2012                                           0.64
 9/10/2012                                           0.66
 9/11/2012                                           0.67
 9/12/2012                                           0.70
 9/13/2012                                           0.65
 9/14/2012                                           0.72
 9/17/2012                                           0.73
 9/18/2012                                           0.71
 9/19/2012                                           0.70
 9/20/2012                                           0.70
 9/21/2012                                           0.68
 9/24/2012                                           0.68
 9/25/2012                                           0.66
 9/26/2012                                           0.63
 9/27/2012                                           0.64
 9/28/2012                                           0.62
 10/1/2012                                           0.62
 10/2/2012                                           0.61
 10/3/2012                                           0.61
 10/4/2012                                           0.63
 10/5/2012                                           0.67
 10/8/2012                                             ND
 10/9/2012                                           0.67
10/10/2012                                           0.66
10/11/2012                                           0.67
10/12/2012                                           0.67
10/15/2012                                           0.67
10/16/2012                                           0.70
10/17/2012                                           0.78
10/18/2012                                           0.79
10/19/2012                                           0.77
10/22/2012                                           0.79
10/23/2012                                           0.77
10/24/2012                                           0.76
10/25/2012                                           0.82
10/26/2012                                           0.76
10/29/2012                                           0.74
10/30/2012                                             ND
10/31/2012                                           0.72
 11/1/2012                                           0.73
 11/2/2012                                           0.73
 11/5/2012                                           0.70
 11/6/2012                                           0.75
 11/7/2012                                           0.67
 11/8/2012                                           0.65
 11/9/2012                                           0.65
11/12/2012                                             ND
11/13/2012                                           0.63
11/14/2012                                           0.63
11/15/2012                                           0.62
11/16/2012                                           0.62
11/19/2012                                           0.64
11/20/2012                                           0.67
11/21/2012                                           0.69
11/22/2012                                             ND
11/23/2012                                           0.70
11/26/2012                                           0.68
11/27/2012                                           0.66
11/28/2012                                           0.64
11/29/2012                                           0.63
11/30/2012                                           0.61
 12/3/2012                                           0.63
 12/4/2012                                           0.63
 12/5/2012                                           0.61
 12/6/2012                                           0.60
 12/7/2012                                           0.63
12/10/2012                                           0.62
12/11/2012                                           0.64
12/12/2012                                           0.66
12/13/2012                                           0.70
12/14/2012                                           0.70
12/17/2012                                           0.74
12/18/2012                                           0.78
12/19/2012                                           0.77
12/20/2012                                           0.77
12/21/2012                                           0.75
12/24/2012                                           0.77
12/25/2012                                             ND
12/26/2012                                           0.76
12/27/2012                                           0.72
12/28/2012                                           0.72
12/31/2012                                           0.72
  1/1/2013                                             ND
  1/2/2013                                           0.76
  1/3/2013                                           0.81
  1/4/2013                                           0.82
  1/7/2013                                           0.82
  1/8/2013                                           0.79
  1/9/2013                                           0.77
 1/10/2013                                           0.80
 1/11/2013                                           0.78
 1/14/2013                                           0.78
 1/15/2013                                           0.75
 1/16/2013                                           0.75
 1/17/2013                                           0.79
 1/18/2013                                           0.77
 1/21/2013                                             ND
 1/22/2013                                           0.76
 1/23/2013                                           0.76
 1/24/2013                                           0.78
 1/25/2013                                           0.87
 1/28/2013                                           0.89
 1/29/2013                                           0.90
 1/30/2013                                           0.88
 1/31/2013                                           0.88

                                   [END CHART]

    Source: Federal Reserve Board

o   WHAT WERE YOUR STRATEGIES IN THIS ENVIRONMENT?

    The Fund performed well during the reporting period, largely because of our income focus. We continue to adhere to our disciplined investment approach, seeking long-term income generation through a high-quality portfolio diversified among multiple asset classes and across a large number of issuers. In managing the Fund, we look for sectors that offered attractive returns and reasonable margins of safety. Although this strategy gave the portfolio a yield advantage over its peers, we were forced to reinvest portfolio holdings that had matured or were prepaid by issuers at lower yields. As a result, and as we have predicted in previous shareholder reports, the Fund's SEC yield declined. We expect it to decline further as we continue to reinvest in the low interest rate environment.

    To identify attractive opportunities for the Fund, we relied on our team of credit analysts. During the reporting period, the portfolio

================================================================================

4  | USAA SHORT-TERM BOND FUND

================================================================================

    benefited from its investments in commercial mortgage-backed securities and corporate bonds. Its underweight in U.S. Treasuries, which declined during the reporting period, also was advantageous. In addition, our analysts continued to monitor every bond in the Fund. To minimize the portfolio's exposure to potential surprises, we limit the positions we take in any one issuer.

o   WHAT IS THE OUTLOOK?

    We believe that the U.S. economy will continue its "muddle through" recovery, though the tax cuts Congress authorized in January are likely to see real gross domestic product growth low. The potential sequester could dampen economic growth further. On the positive side, many corporate balance sheets are flush with cash, and the boom in domestic natural gas and oil production is lowering energy costs for businesses and consumers. The U.S. housing market is also gaining momentum. The Fed has said it will keep short-term interest rates near zero until the unemployment rate falls lower. In our opinion, the Fed is unlikely to raise rates any time in the near future. In the meantime, while longer-term interest rates have crept higher, they remain low by historical standards.

    In the months ahead, we will continue to work diligently as we seek to provide you, with what we believe to be, a high-quality, well-diversified bond fund that has an acceptable level of risk.

    We appreciate the opportunity to help you with your investment needs.

    Diversification is a technique to help reduce risk and does not guarantee a profit or prevent a loss.

================================================================================

                                           MANAGERS' COMMENTARY ON THE FUND |  5

================================================================================

INVESTMENT OVERVIEW

USAA SHORT-TERM BOND FUND SHARES (FUND SHARES) (Ticker Symbol: USSBX)

--------------------------------------------------------------------------------
                                         1/31/13                    7/31/12
--------------------------------------------------------------------------------
Net Assets                           $1,645.1 Million           $2,246.1 Million
Net Asset Value Per Share                 $9.28                      $9.24
Dollar-Weighted Average
Portfolio Maturity(+)                   2.4 Years                  2.5 Years

(+)Obtained by multiplying the dollar value of each investment by the number of days left to its maturity, adding those figures together, and dividing them by the total dollar value of the Fund's portfolio.

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/13
--------------------------------------------------------------------------------
8/1/12-1/31/13*              1 Year               5 Years               10 Years
     1.56%                   3.57%                 4.30%                  4.08%

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/12
--------------------------------------------------------------------------------
1 Year                              5 Years                             10 Years
4.09%                                4.42%                                4.10%

--------------------------------------------------------------------------------
    30-DAY SEC YIELD AS OF 1/31/13**          EXPENSE RATIO AS OF 7/31/12***
--------------------------------------------------------------------------------
                 1.64%                                     0.63%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT usaa.com.

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

**Calculated as prescribed by the Securities and Exchange Commission.

***The expense ratio represents the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated December 1, 2012, and is calculated as a percentage of average net assets. This expense ratio may differ from the expense ratio disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions or the redemption of shares.

================================================================================

6  | USAA SHORT-TERM BOND FUND

================================================================================

AVERAGE ANNUAL COMPOUNDED RETURNS WITH REINVESTMENT OF DIVIDENDS -- PERIODS ENDED JANUARY 31, 2013

--------------------------------------------------------------------------------
                    TOTAL RETURN     =    DIVIDEND RETURN     +     PRICE CHANGE
--------------------------------------------------------------------------------
10 Years                4.08%        =         3.81%          +         0.27%
5 Years                 4.30%        =         3.64%          +         0.66%
1 Year                  3.57%        =         2.47%          +         1.10%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT usaa.com.

ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS FOR ONE-YEAR PERIODS ENDED JANUARY 31, 2004 -- JANUARY 31, 2013

       [CHART OF TOTAL RETURN, DIVIDEND RETURN AND CHANGE IN SHARE PRICE]

--------------------------------------------------------------------------------
                 TOTAL RETURN      DIVIDEND RETURN      CHANGE IN SHARE PRICE
--------------------------------------------------------------------------------
1/31/2004            4.27%              3.72%                   0.55%
1/31/2005            1.55%              3.20%                  -1.65%
1/31/2006            2.54%              3.77%                  -1.23%
1/31/2007            4.68%              4.45%                   0.23%
1/31/2008            6.28%              4.81%                   1.47%
1/31/2009           -2.39%              4.51%                  -6.90%
1/31/2010           14.35%              5.14%                   9.21%
1/31/2011            3.87%              3.21%                   0.66%
1/31/2012            2.79%              2.90%                  -0.11%
1/31/2013            3.57%              2.47%                   1.10%

    NOTE THE ROLE THAT DIVIDEND RETURNS PLAY IN THE FUND SHARES' TOTAL RETURN OVER TIME. WHILE SHARE PRICES TEND TO VARY, DIVIDEND RETURNS GENERALLY ARE A RELATIVELY STABLE COMPONENT OF TOTAL RETURNS.

Total return equals dividend return plus share price change and assumes reinvestment of all net investment income and realized capital gain distributions. Dividend return is the net investment income dividends received over the period, assuming reinvestment of all dividends. Share price change is the change in net asset value over the period adjusted for realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions or the redemption of shares.

================================================================================

                                                        INVESTMENT OVERVIEW |  7

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                  USAA SHORT-TERM           BARCLAYS 1-3 YR          LIPPER SHORT INVESTMENT
                  BOND FUND SHARES      GOVERNMENT/CREDIT INDEX      GRADE BOND FUNDS INDEX
 1/31/2003           $10,000.00               $10,000.00                   $10,000.00
 2/28/2003            10,066.01                10,055.27                    10,060.18
 3/31/2003            10,085.95                10,076.59                    10,075.56
 4/30/2003            10,176.20                10,115.51                    10,119.07
 5/31/2003            10,301.75                10,172.81                    10,176.96
 6/30/2003            10,322.26                10,195.15                    10,195.73
 7/31/2003            10,208.46                10,128.82                    10,105.87
 8/31/2003            10,216.53                10,132.99                    10,115.41
 9/30/2003            10,358.11                10,244.78                    10,220.77
10/31/2003            10,333.16                10,203.27                    10,194.89
11/30/2003            10,337.84                10,204.06                    10,197.08
12/31/2003            10,389.55                10,268.81                    10,248.57
 1/31/2004            10,426.95                10,296.79                    10,281.67
 2/29/2004            10,488.26                10,354.54                    10,329.05
 3/31/2004            10,527.18                10,391.20                    10,364.16
 4/30/2004            10,430.43                10,284.60                    10,271.56
 5/31/2004            10,421.13                10,270.28                    10,251.45
 6/30/2004            10,424.50                10,273.32                    10,258.62
 7/31/2004            10,465.75                10,316.86                    10,300.13
 8/31/2004            10,527.39                10,397.63                    10,373.42
 9/30/2004            10,545.81                10,391.88                    10,376.14
10/31/2004            10,572.33                10,427.97                    10,410.42
11/30/2004            10,553.00                10,377.21                    10,381.42
12/31/2004            10,585.21                10,402.37                    10,413.26
 1/31/2005            10,588.28                10,400.68                    10,414.76
 2/28/2005            10,583.46                10,381.16                    10,404.81
 3/31/2005            10,589.14                10,373.15                    10,390.52
 4/30/2005            10,635.77                10,433.50                    10,444.80
 5/31/2005            10,677.04                10,478.51                    10,486.22
 6/30/2005            10,697.92                10,501.97                    10,517.22
 7/31/2005            10,694.45                10,473.89                    10,493.18
 8/31/2005            10,750.01                10,541.91                    10,557.38
 9/30/2005            10,760.73                10,515.51                    10,535.42
10/31/2005            10,768.53                10,511.22                    10,527.50
11/30/2005            10,792.01                10,545.52                    10,558.30
12/31/2005            10,827.98                10,586.80                    10,596.45
 1/31/2006            10,857.27                10,607.22                    10,624.30
 2/28/2006            10,880.99                10,619.74                    10,647.42
 3/31/2006            10,897.67                10,632.60                    10,655.76
 4/30/2006            10,935.04                10,668.47                    10,689.28
 5/31/2006            10,949.67                10,683.25                    10,705.99
 6/30/2006            10,979.36                10,704.12                    10,722.53
 7/31/2006            11,066.73                10,786.80                    10,802.96
 8/31/2006            11,144.32                10,867.34                    10,881.61
 9/30/2006            11,212.38                10,925.44                    10,940.85
10/31/2006            11,264.13                10,971.46                    10,990.09
11/30/2006            11,345.86                11,031.58                    11,054.91
12/31/2006            11,337.61                11,036.89                    11,062.52
 1/31/2007            11,365.37                11,062.38                    11,090.91
 2/28/2007            11,483.76                11,152.28                    11,182.11
 3/31/2007            11,513.61                11,195.71                    11,222.29
 4/30/2007            11,557.07                11,236.89                    11,266.04
 5/31/2007            11,536.13                11,228.20                    11,251.12
 6/30/2007            11,569.68                11,275.46                    11,281.41
 7/31/2007            11,627.01                11,363.56                    11,349.05
 8/31/2007            11,689.95                11,456.18                    11,362.94
 9/30/2007            11,770.81                11,540.89                    11,458.74
10/31/2007            11,817.20                11,593.12                    11,484.92
11/30/2007            11,960.98                11,757.02                    11,589.83
12/31/2007            11,992.02                11,791.20                    11,593.26
 1/31/2008            12,079.21                11,996.50                    11,736.29
 2/29/2008            12,074.27                12,103.67                    11,757.00
 3/31/2008            12,060.01                12,112.69                    11,610.95
 4/30/2008            12,051.54                12,043.32                    11,610.37
 5/31/2008            12,112.44                12,013.42                    11,602.51
 6/30/2008            12,116.06                12,035.42                    11,580.14
 7/31/2008            12,122.20                12,069.94                    11,506.62
 8/31/2008            12,143.68                12,126.23                    11,546.75
 9/30/2008            12,025.16                12,054.15                    11,292.90
10/31/2008            11,715.07                12,079.98                    11,073.65
11/30/2008            11,660.14                12,224.59                    10,896.48
12/31/2008            11,684.57                12,377.55                    11,058.78
 1/31/2009            11,792.53                12,410.94                    11,168.80
 2/28/2009            11,859.24                12,389.51                    11,196.98
 3/31/2009            12,021.42                12,447.94                    11,187.79
 4/30/2009            12,202.73                12,518.44                    11,329.61
 5/31/2009            12,496.48                12,604.06                    11,525.57
 6/30/2009            12,636.64                12,625.49                    11,614.01
 7/31/2009            12,865.91                12,685.50                    11,766.65
 8/31/2009            13,016.82                12,752.96                    11,905.77
 9/30/2009            13,155.12                12,801.80                    12,010.66
10/31/2009            13,256.44                12,842.64                    12,144.14
11/30/2009            13,366.51                12,925.66                    12,174.93
12/31/2009            13,326.21                12,850.99                    12,193.38
 1/31/2010            13,483.05                12,949.80                    12,316.61
 2/28/2010            13,524.73                12,979.24                    12,346.18
 3/31/2010            13,548.82                12,965.14                    12,384.63
 4/30/2010            13,634.79                13,004.17                    12,486.47
 5/31/2010            13,653.85                13,036.32                    12,467.08
 6/30/2010            13,733.82                13,101.52                    12,539.99
 7/31/2010            13,831.27                13,155.67                    12,635.67
 8/31/2010            13,895.91                13,186.01                    12,706.55
 9/30/2010            13,946.50                13,219.74                    12,749.54
10/31/2010            13,995.35                13,257.42                    12,804.12
11/30/2010            13,983.72                13,228.88                    12,765.53
12/31/2010            13,959.15                13,210.83                    12,747.95
 1/31/2011            14,004.99                13,238.92                    12,781.77
 2/28/2011            14,024.09                13,236.55                    12,815.41
 3/31/2011            14,027.81                13,234.63                    12,818.86
 4/30/2011            14,123.76                13,299.83                    12,897.21
 5/31/2011            14,170.07                13,348.33                    12,951.57
 6/30/2011            14,174.17                13,350.14                    12,932.88
 7/31/2011            14,224.35                13,390.30                    12,997.48
 8/31/2011            14,212.32                13,415.00                    12,931.66
 9/30/2011            14,202.45                13,388.27                    12,910.57
10/31/2011            14,264.52                13,417.60                    12,943.73
11/30/2011            14,267.67                13,408.23                    12,899.24
12/31/2011            14,303.05                13,421.32                    12,943.95
 1/31/2012            14,396.13                13,468.92                    13,058.35
 2/29/2012            14,445.85                13,468.58                    13,106.09
 3/31/2012            14,463.86                13,469.82                    13,128.92
 4/30/2012            14,526.59                13,496.90                    13,175.48
 5/31/2012            14,525.01                13,494.53                    13,170.47
 6/30/2012            14,572.61                13,499.71                    13,203.85
 7/31/2012            14,681.47                13,544.84                    13,294.77
 8/31/2012            14,729.21                13,557.02                    13,339.62
 9/30/2012            14,786.64                13,569.77                    13,394.51
10/31/2012            14,846.79                13,572.36                    13,422.43
11/30/2012            14,875.96                13,582.96                    13,441.93
12/31/2012            14,887.22                13,590.75                    13,456.50
 1/31/2013            14,910.70                13,596.73                    13,468.77

                                   [END CHART]

                       Data from 1/31/03 through 1/31/13.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Short-Term Bond Fund Shares to the following benchmarks:

o The unmanaged broad-based Barclays 1-3 Year Government/Credit Index is made up of government, agency, corporate, and noncorporate bonds with maturities longer than one year and shorter than three years.

o The unmanaged Lipper Short Investment Grade Bond Funds Index tracks the total return performance of the 30 largest funds in the Lipper Short Investment Grade Debt Funds category.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index.

================================================================================

8  | USAA SHORT-TERM BOND FUND

================================================================================

                     o 12-MONTH DIVIDEND YIELD COMPARISON o

                  [CHART OF 12-MONTH DIVIDEND YIELD COMPARISON]

                     USAA SHORT-TERM          LIPPER SHORT INVESTMENT
                     BOND FUND SHARES        GRADE DEBT FUNDS AVERAGE
1/31/2004                  3.65%                       2.81%
1/31/2005                  3.23                        2.58
1/31/2006                  3.77                        3.22
1/31/2007                  4.35                        4.13
1/31/2008                  4.60                        4.44
1/31/2009                  4.92                        4.56
1/31/2010                  4.45                        2.97
1/31/2011                  3.14                        2.27
1/31/2012                  2.86                        1.96
1/31/2013                  2.40                        1.67

                                   [END CHART]

The 12-month dividend yield is computed by dividing net investment income dividends paid during the previous 12 months by the latest adjusted month-end net asset value. The net asset value is adjusted for a portion of the capital gains distributed during the previous nine months. The graph represents data for periods ending 1/31/04 to 1/31/13.

The Lipper Short Investment Grade Debt Funds Average is the average performance level of all short-term investment-grade debt funds, reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

================================================================================

                                                        INVESTMENT OVERVIEW |  9

================================================================================

USAA SHORT-TERM BOND FUND INSTITUTIONAL SHARES (INSTITUTIONAL SHARES) (Ticker Symbol: UISBX)


--------------------------------------------------------------------------------
                                           1/31/13                   7/31/12
--------------------------------------------------------------------------------

Net Assets                            $1,398.7 Million            $369.6 Million
Net Asset Value Per Share                   $9.27                      $9.24


--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/13
--------------------------------------------------------------------------------
8/1/12-1/31/13*                  1 Year                  Since Inception 8/01/08

    1.54%                         3.62%                           4.91%


--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/12
--------------------------------------------------------------------------------
1 Year                                                   Since Inception 8/01/08

4.26%                                                             4.99%


--------------------------------------------------------------------------------
                          EXPENSE RATIO AS OF 7/31/12**
--------------------------------------------------------------------------------

                                      0.49%


THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

**The expense ratio represents the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated December 1, 2012, and is calculated as a percentage of average net assets. The expense ratio may differ from the expense ratio disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions or the redemption of shares.

The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA Fund participating in a fund-of-funds investment strategy (USAA fund-of-funds) and not to the general public.

================================================================================

10  | USAA SHORT-TERM BOND FUND

================================================================================

                     o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                 USAA SHORT-TERM BOND FUND        LIPPER SHORT INVESTMENT           BARCLAYS 1-3 YEAR
                   INSTITUTIONAL SHARES            GRADE BOND FUNDS INDEX        GOVERNMENT/CREDIT INDEX
 7/31/2008             $10,000.00                       $10,000.00                     $10,000.00
 8/31/2008              10,016.15                        10,034.87                      10,046.64
 9/30/2008               9,920.78                         9,814.26                       9,986.92
10/31/2008               9,667.70                         9,623.72                      10,008.32
11/30/2008               9,624.67                         9,469.75                      10,128.13
12/31/2008               9,647.65                         9,610.79                      10,254.86
 1/31/2009               9,739.52                         9,706.41                      10,282.52
 2/28/2009               9,797.00                         9,730.91                      10,264.77
 3/31/2009               9,933.58                         9,722.92                      10,313.18
 4/30/2009              10,085.90                         9,846.16                      10,371.59
 5/31/2009              10,331.34                        10,016.47                      10,442.52
 6/30/2009              10,449.65                        10,093.33                      10,460.28
 7/31/2009              10,642.83                        10,225.98                      10,510.00
 8/31/2009              10,769.72                        10,346.88                      10,565.89
 9/30/2009              10,886.42                        10,438.05                      10,606.36
10/31/2009              10,972.54                        10,554.05                      10,640.19
11/30/2009              11,065.83                        10,580.81                      10,708.97
12/31/2009              11,033.88                        10,596.84                      10,647.10
 1/31/2010              11,165.85                        10,703.93                      10,728.97
 2/28/2010              11,202.39                        10,729.64                      10,753.37
 3/31/2010              11,224.49                        10,763.05                      10,741.68
 4/30/2010              11,297.84                        10,851.55                      10,774.02
 5/31/2010              11,315.70                        10,834.70                      10,800.66
 6/30/2010              11,384.53                        10,898.07                      10,854.67
 7/31/2010              11,468.19                        10,981.22                      10,899.53
 8/31/2010              11,523.95                        11,042.82                      10,924.67
 9/30/2010              11,568.04                        11,080.18                      10,952.62
10/31/2010              11,610.75                        11,127.61                      10,983.83
11/30/2010              11,603.20                        11,094.07                      10,960.19
12/31/2010              11,585.16                        11,078.79                      10,945.24
 1/31/2011              11,625.70                        11,108.19                      10,968.51
 2/28/2011              11,643.82                        11,137.42                      10,966.54
 3/31/2011              11,649.41                        11,140.42                      10,964.96
 4/30/2011              11,731.38                        11,208.51                      11,018.97
 5/31/2011              11,772.03                        11,255.76                      11,059.16
 6/30/2011              11,777.76                        11,239.51                      11,060.66
 7/31/2011              11,821.76                        11,295.66                      11,093.93
 8/31/2011              11,814.16                        11,238.45                      11,114.39
 9/30/2011              11,807.50                        11,220.12                      11,092.25
10/31/2011              11,860.50                        11,248.94                      11,116.54
11/30/2011              11,864.58                        11,210.28                      11,108.79
12/31/2011              11,895.71                        11,249.13                      11,119.63
 1/31/2012              11,974.68                        11,348.55                      11,159.07
 2/29/2012              12,017.53                        11,390.04                      11,158.79
 3/31/2012              12,034.17                        11,409.89                      11,159.82
 4/30/2012              12,087.64                        11,450.34                      11,182.25
 5/31/2012              12,087.70                        11,445.99                      11,180.28
 6/30/2012              12,128.71                        11,475.00                      11,184.58
 7/31/2012              12,220.11                        11,554.01                      11,221.96
 8/31/2012              12,261.40                        11,592.99                      11,232.06
 9/30/2012              12,310.61                        11,640.70                      11,242.62
10/31/2012              12,349.14                        11,664.96                      11,244.77
11/30/2012              12,389.34                        11,681.91                      11,253.55
12/31/2012              12,400.68                        11,694.57                      11,260.00
 1/31/2013              12,408.72                        11,705.23                      11,264.95

                                   [END CHART]

                       Data from 7/31/08 through 1/31/13.*

                       See page 8 for benchmark definitions.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Short-Term Bond Fund Institutional Shares to the benchmarks.

*The performance of the Barclays 1-3 Year Government/Credit Index and the Lipper Short Investment Grade Bond Funds Index is calculated from the end of the month, July 31, 2008, while the Institutional Shares' inception date is August 1, 2008. There may be a slight variation of performance numbers because of this difference.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index.

================================================================================

                                                       INVESTMENT OVERVIEW |  11

================================================================================

USAA SHORT-TERM BOND FUND ADVISER SHARES (ADVISER SHARES) (Ticker Symbol: UASBX)

--------------------------------------------------------------------------------
                                               1/31/13                7/31/12
--------------------------------------------------------------------------------
Net Assets                                  $7.4 Million            $7.0 Million
Net Asset Value Per Share                       $9.27                   $9.24

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/13
--------------------------------------------------------------------------------
     8/1/12-1/31/13*               1 Year              Since Inception 8/01/10
          1.32%                     3.19%                       2.73%

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/12
--------------------------------------------------------------------------------
     1 Year                                            Since Inception 8/01/10
     3.82%                                                      2.81%

--------------------------------------------------------------------------------
                        30-DAY SEC YIELD AS OF 1/31/13**
--------------------------------------------------------------------------------
     Unsubsidized            0.69%                 Subsidized            1.44%

--------------------------------------------------------------------------------
                         EXPENSE RATIOS AS OF 7/31/12***
--------------------------------------------------------------------------------
     Before Reimbursement    1.11%                 After Reimbursement   0.90%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

**Calculated as prescribed by the Securities and Exchange Commission.

***The expense ratios represent the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated December 1, 2012, and are calculated as a percentage of average net assets. USAA Asset Management Company (the Manager) has agreed, through December 1, 2013, to make payments or waive management, administration, and other fees so that the total expenses of the Adviser Shares (exclusive of commission recapture, expense offset arrangements, acquired fund fees and expenses, and extraordinary expenses) do not exceed an annual rate of 0.90% of the Adviser Shares' average net assets. This reimbursement arrangement may not be changed or terminated during this time period without approval of the Fund's Board of Trustees and may be changed or terminated by the Manager at any time after December 1, 2013. These expense ratios may differ from the expense ratios disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions or the redemption of shares.

================================================================================

12  | USAA SHORT-TERM BOND FUND

================================================================================

                     o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                     USAA SHORT-TERM BOND        LIPPER SHORT INVESTMENT           BARCLAYS 1-3 YEAR
                     FUND ADVISER SHARES         GRADE BOND FUNDS INDEX         GOVERNMENT/CREDIT INDEX
 7/31/2010               $10,000.00                   $10,000.00                      $10,000.00
 8/31/2010                10,043.84                    10,056.10                       10,023.07
 9/30/2010                10,078.03                    10,090.12                       10,048.70
10/31/2010                10,121.71                    10,133.32                       10,077.34
11/30/2010                10,099.91                    10,102.77                       10,055.65
12/31/2010                10,079.47                    10,088.86                       10,041.93
 1/31/2011                10,121.33                    10,115.63                       10,063.28
 2/28/2011                10,122.02                    10,142.25                       10,061.48
 3/31/2011                10,133.37                    10,144.98                       10,060.02
 4/30/2011                10,189.21                    10,206.99                       10,109.58
 5/31/2011                10,231.41                    10,250.01                       10,146.45
 6/30/2011                10,221.09                    10,235.21                       10,147.82
 7/31/2011                10,255.10                    10,286.34                       10,178.35
 8/31/2011                10,244.10                    10,234.25                       10,197.13
 9/30/2011                10,234.67                    10,217.56                       10,176.81
10/31/2011                10,277.32                    10,243.80                       10,199.10
11/30/2011                10,277.40                    10,208.59                       10,191.98
12/31/2011                10,300.58                    10,243.98                       10,201.93
 1/31/2012                10,365.62                    10,334.52                       10,238.11
 2/29/2012                10,399.25                    10,372.29                       10,237.86
 3/31/2012                10,409.85                    10,390.37                       10,238.80
 4/30/2012                10,452.76                    10,427.21                       10,259.38
 5/31/2012                10,449.18                    10,423.25                       10,257.58
 6/30/2012                10,480.97                    10,449.67                       10,261.52
 7/31/2012                10,556.68                    10,521.62                       10,295.82
 8/31/2012                10,588.18                    10,557.11                       10,305.08
 9/30/2012                10,627.20                    10,600.56                       10,314.77
10/31/2012                10,656.49                    10,622.65                       10,316.74
11/30/2012                10,686.78                    10,638.09                       10,324.80
12/31/2012                10,692.82                    10,649.62                       10,330.72
 1/31/2013                10,696.32                    10,659.32                       10,335.26

                                   [END CHART]

                       Data from 7/31/10 through 1/31/13.*

                       See page 8 for benchmark definitions.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Short-Term Bond Fund Adviser Shares to the benchmarks.

*The performance of the Barclays 1-3 Year Government/Credit Index and the Lipper Short Investment Grade Bond Funds Index is calculated from the end of the month, July 31, 2010, while the Adviser Shares' inception date is August 1, 2010. There may be a slight variation of performance numbers because of this difference.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index.

================================================================================

                                                       INVESTMENT OVERVIEW |  13

================================================================================

                     o PORTFOLIO RATINGS MIX -- 1/31/2013 o

                      [PIE CHART OF PORTFOLIO RATINGS MIX]

AAA                                                                        32.7%
AA                                                                         13.1%
A                                                                          20.5%
BBB                                                                        24.6%
BELOW INVESTMENT-GRADE                                                      5.5%
UNRATED                                                                     0.4%
SHORT-TERM INVESTMENT-GRADE RATINGS                                         3.2%

                                   [END CHART]

The four highest long-term credit ratings, in descending order of credit quality, are AAA, AA, A, and BBB. These categories represent investment-grade quality. This chart reflects the highest rating of either Moody's Investors Service (Moody's), Standard & Poor's Rating Services (S&P), Fitch Ratings Ltd. (Fitch), or Dominion Bond Rating Service Ltd. (Dominion), and includes any related credit enhancements (for a definition of "credit enhancements," see the CATEGORIES AND DEFINITIONS section within the PORTFOLIO OF INVESTMENTS). Any of the Fund's securities that are not rated by these agencies appear in the chart above as "Unrated", but are monitored and evaluated by USAA Asset Management Company on an ongoing basis. Government securities that are issued or guaranteed as to principal and interest by the U.S. government are not rated but are treated as AAA for credit quality purposes. Securities within the Short-Term Investment-Grade ratings category are those that are ranked in the top two short-term credit ratings for the respective rating agency (which are A-1 and A-2 for S&P and P-1 and P-2 for Moody's, F1 and F2 for Fitch, and R-1 and R-2 for Dominion). Short-term ratings are generally assigned to those obligations considered short-term; such obligations generally have an original maturity not exceeding 13 months, unless explicitly noted. The Below Investment-Grade category includes both long-term and short-term securities. Ratings are subject to change.

Percentages are of the total market value of the Fund's investments.

You will find a complete list of securities that the Fund owns on pages 16-41.

================================================================================

14  | USAA SHORT-TERM BOND FUND

================================================================================

                         o PORTFOLIO MIX -- 1/31/2013 o

                          [PIE CHART OF PORTFOLIO MIX]

CORPORATE OBLIGATIONS                                                  35.9%
COMMERCIAL MORTGAGE SECURITIES                                         18.9%
EURODOLLAR AND YANKEE OBLIGATIONS                                      15.8%
ASSET-BACKED SECURITIES                                                12.3%
MUNICIPAL BONDS                                                         8.4%
U.S. GOVERNMENT AGENCY ISSUES                                           5.8%
MONEY MARKET INSTRUMENTS                                                3.7%

                                   [END CHART]

      Percentages are of the net assets of the Fund and may not equal 100%.

================================================================================

                                                       INVESTMENT OVERVIEW |  15

================================================================================

PORTFOLIO OF INVESTMENTS

January 31, 2013 (unaudited)

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                                   COUPON                         VALUE
(000)       SECURITY                                                      RATE      MATURITY            (000)
-------------------------------------------------------------------------------------------------------------
            CORPORATE OBLIGATIONS (35.9%)

            CONSUMER DISCRETIONARY (2.5%)
            -----------------------------
            APPAREL RETAIL (0.1%)
  $  2,793  Ascena Retail Group, Inc.(a)                                  4.75%     6/14/2018      $    2,824
                                                                                                   ----------
            APPAREL, ACCESSORIES & LUXURY GOODS (0.0%)
     1,000  Phillips Van Heusen Corp.(a),(b)                              3.66      5/06/2016           1,010
                                                                                                   ----------
            AUTOMOBILE MANUFACTURERS (0.3%)
     5,000  Daimler Finance N.A., LLC                                     1.88      1/11/2018           4,992
     5,000  Ford Motor Credit Co., LLC                                    2.38      1/16/2018           4,940
                                                                                                   ----------
                                                                                                        9,932
                                                                                                   ----------
            CABLE & SATELLITE (0.2%)
     5,000  NBC Universal                                                 3.65      4/30/2015           5,300
     1,000  Time Warner Cable, Inc.                                       8.25      2/14/2014           1,076
                                                                                                   ----------
                                                                                                        6,376
                                                                                                   ----------
            CASINOS & GAMING (0.2%)
     4,128  Las Vegas Sands, LLC(a)                                       1.76      5/23/2014           4,155
       847  Las Vegas Sands, LLC(a)                                       1.76      5/23/2014             852
                                                                                                   ----------
                                                                                                        5,007
                                                                                                   ----------
            GENERAL MERCHANDISE STORES (0.6%)
     8,000  Dollar General Corp.(a)                                       2.95      7/07/2014           8,046
    10,000  Dollar General Corp.(a)                                       2.95      7/07/2014          10,055
                                                                                                   ----------
                                                                                                       18,101
                                                                                                   ----------
            HOME FURNISHINGS (0.2%)
     5,000  Tempur-Pedic International Inc.(a),(b)                        5.17     12/12/2019           5,085
                                                                                                   ----------
            HOTELS, RESORTS & CRUISE LINES (0.2%)
     6,328  Royal Caribbean Cruises Ltd.                                  6.88     12/01/2013           6,613
                                                                                                   ----------
            LEISURE PRODUCTS (0.1%)
     3,000  Mattel, Inc.                                                  5.63      3/15/2013           3,016
                                                                                                   ----------
            MOVIES & ENTERTAINMENT (0.2%)
     4,925  Regal Cinemas Corp.(a)                                        3.23      8/23/2017           4,971
                                                                                                   ----------

================================================================================

16  | USAA SHORT-TERM BOND FUND

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                                   COUPON                         VALUE
(000)       SECURITY                                                      RATE      MATURITY            (000)
-------------------------------------------------------------------------------------------------------------
            SPECIALTY STORES (0.4%)
  $  5,000  Staples, Inc.                                                 9.75%     1/15/2014      $    5,399
     8,000  Staples, Inc.                                                 2.75      1/12/2018           8,041
                                                                                                   ----------
                                                                                                       13,440
                                                                                                   ----------
            Total Consumer Discretionary                                                               76,375
                                                                                                   ----------
            CONSUMER STAPLES (1.4%)
            -----------------------
            AGRICULTURAL PRODUCTS (0.3%)
     5,000  Cargill, Inc.(c)                                              1.90      3/01/2017           5,071
     3,000  Corn Products International, Inc.                             3.20     11/01/2015           3,146
                                                                                                   ----------
                                                                                                        8,217
                                                                                                   ----------
            DRUG RETAIL (0.1%)
     2,000  Walgreen Co.                                                  4.88      8/01/2013           2,042
                                                                                                   ----------
            HYPERMARKETS & SUPER CENTERS (0.3%)
    10,000  Costco Wholesale Corp.                                        0.65     12/07/2015          10,046
                                                                                                   ----------
            PACKAGED FOODS & MEAT (0.4%)
     2,000  ConAgra Foods, Inc.                                           5.88      4/15/2014           2,118
     5,000  Kraft Foods Group, Inc.                                       2.25      6/05/2017           5,153
     3,000  Kraft Foods, Inc.                                             2.63      5/08/2013           3,015
     1,000  Kraft Foods, Inc.                                             5.25     10/01/2013           1,029
     1,000  Kraft Foods, Inc.                                             6.75      2/19/2014           1,062
                                                                                                   ----------
                                                                                                       12,377
                                                                                                   ----------
            SOFT DRINKS (0.1%)
     1,000  Bottling Group, LLC                                           6.95      3/15/2014           1,070
     1,000  Coca-Cola Co.                                                 1.80      9/01/2016           1,035
     2,000  PepsiAmericas, Inc.                                           4.38      2/15/2014           2,079
                                                                                                   ----------
                                                                                                        4,184
                                                                                                   ----------
            TOBACCO (0.2%)
     5,000  Lorillard Tobacco Co.                                         2.30      8/21/2017           5,046
                                                                                                   ----------
            Total Consumer Staples                                                                     41,912
                                                                                                   ----------
            ENERGY (4.6%)
            -------------
            INTEGRATED OIL & GAS (0.0%)
     1,000  Hess Corp.                                                    7.00      2/15/2014           1,060
                                                                                                   ----------
            OIL & GAS EXPLORATION & PRODUCTION (0.7%)
     3,000  Apache Corp.                                                  5.25      4/15/2013           3,027
     3,000  Apache Finance Canada Corp.                                   4.38      5/15/2015           3,239
     2,000  Chesapeake Energy Corp.                                       7.63      7/15/2013           2,060
     2,000  Devon Energy Corp.                                            5.63      1/15/2014           2,094
     4,000  EQT Corp.                                                     6.50      4/01/2018           4,667

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                                   COUPON                         VALUE
(000)       SECURITY                                                      RATE      MATURITY            (000)
-------------------------------------------------------------------------------------------------------------
  $  1,425  Louisiana Land and Exploration Co.                            7.63%     4/15/2013      $    1,443
     5,000  WPX Energy, Inc.(c)                                           5.25      1/15/2017           5,250
                                                                                                   ----------
                                                                                                       21,780
                                                                                                   ----------
            OIL & GAS REFINING & MARKETING (0.3%)
     5,000  Phillips 66                                                   2.95      5/01/2017           5,268
     4,500  Tesoro Corp.(a),(b)                                           2.55      1/30/2016           4,531
                                                                                                   ----------
                                                                                                        9,799
                                                                                                   ----------
            OIL & GAS STORAGE & TRANSPORTATION (3.6%)
     3,000  Buckeye Partners                                              5.30     10/15/2014           3,186
     1,000  DCP Midstream, LLC(c)                                         9.70     12/01/2013           1,070
     5,000  El Paso Pipeline Partners Operating Co., LLC(d)               4.10     11/15/2015           5,404
     2,000  Enbridge Energy Partners, LP                                  9.88      3/01/2019           2,713
     1,000  Energy Transfer Partners, LP                                  6.00      7/01/2013           1,019
     2,300  Energy Transfer Partners, LP                                  5.95      2/01/2015           2,506
     1,000  Energy Transfer Partners, LP                                  9.70      3/15/2019           1,352
     1,105  Enterprise Products Operating, LP                             6.13      2/01/2013           1,105
     1,000  Enterprise Products Operating, LP                             5.90      4/15/2013           1,010
     2,000  Enterprise Products Operating, LP                             3.70      6/01/2015           2,121
     5,000  Enterprise Products Operating, LP                             1.25      8/13/2015           5,042
     8,320  Kaneb Pipeline Operating Partnership, LP                      5.88      6/01/2013           8,418
     1,497  Kern River Funding Corp.(c)                                   6.68      7/31/2016           1,668
     5,202  Kern River Funding Corp.(c)                                   4.89      4/30/2018           5,662
     3,000  NGPL PipeCo, LLC                                              7.12     12/15/2017           3,285
    16,968  NuStar Logistics, LP                                          8.15      4/15/2018          19,412
     4,000  Plains All American Pipeline, LP                              3.95      9/15/2015           4,301
     5,000  Rockies Express Pipeline, LLC(c)                              3.90      4/15/2015           5,025
     5,014  Southeast Supply Header(c)                                    4.85      8/15/2014           5,218
    12,000  Southern Union Co.                                            3.33(e)  11/01/2066          10,410
     5,000  Spectra Energy Capital, LLC                                   5.90      9/15/2013           5,158
     5,000  Spectra Energy Partners, LP                                   2.95      6/15/2016           5,137
     2,000  Sunoco Logistics Partners Operations, LP                      8.75      2/15/2014           2,141
     1,000  Valero Logistics Operations, LP                               6.05      3/15/2013           1,004
     4,845  Williams Partners, LP                                         3.80      2/15/2015           5,126
                                                                                                   ----------
                                                                                                      108,493
                                                                                                   ----------
            Total Energy                                                                              141,132
                                                                                                   ----------
            FINANCIALS (16.9%)
            ------------------
            ASSET MANAGEMENT & CUSTODY BANKS (0.3%)
    10,000  Bank of New York Mellon                                       0.59(e)   1/31/2014          10,025
                                                                                                   ----------
            CONSUMER FINANCE (1.6%)
    15,000  Ally Financial, Inc.                                          4.63      6/26/2015          15,761
     2,000  American Express Credit Corp.                                 5.88      5/02/2013           2,027
     1,000  American Honda Finance Corp.(c)                               6.70     10/01/2013           1,040

================================================================================

18  | USAA SHORT-TERM BOND FUND

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                                   COUPON                         VALUE
(000)       SECURITY                                                      RATE      MATURITY            (000)
-------------------------------------------------------------------------------------------------------------
  $  5,000  American Honda Finance Corp.(c)                               3.50%     3/16/2015      $    5,283
     5,000  Capital One Financial Corp.                                   2.13      7/15/2014           5,089
    15,000  Capital One Financial Corp.                                   1.00     11/06/2015          14,945
     5,000  Ford Motor Credit Co., LLC                                    3.88      1/15/2015           5,199
                                                                                                   ----------
                                                                                                       49,344
                                                                                                   ----------
            DIVERSIFIED BANKS (1.1%)
     7,000  First Union National Bank                                     6.18      2/15/2036           8,349
     4,000  HSBC USA, Inc.                                                2.38      2/13/2015           4,128
    14,000  US Bancorp                                                    3.44      2/01/2016          14,780
     5,000  Wells Fargo & Co.                                             3.63      4/15/2015           5,308
                                                                                                   ----------
                                                                                                       32,565
                                                                                                   ----------
            LIFE & HEALTH INSURANCE (2.0%)
     2,000  Jackson National Life Global Funding(c)                       5.38      5/08/2013           2,026
     1,000  MetLife Global Funding I(c)                                   5.13      4/10/2013           1,009
     1,000  MetLife Global Funding I(c)                                   5.13      6/10/2014           1,061
     3,000  MetLife Global Funding I(c)                                   2.00      1/09/2015           3,078
     5,000  MetLife Global Funding I(c)                                   3.65      6/14/2018           5,474
     5,000  MetLife Institutional Funding II(c)                           1.63      4/02/2015           5,092
     5,000  New York Life Global Funding(c)                               1.85     12/13/2013           5,057
     5,000  New York Life Global Funding(c)                               1.30      1/12/2015           5,073
     5,000  New York Life Global Funding(c)                               3.00      5/04/2015           5,269
    10,000  New York Life Global Funding(c)                               1.30     10/30/2017           9,956
     3,000  Pricoa Global Funding I(c)                                    5.45      6/11/2014           3,198
     5,000  Principal Life Income Funding Trust                           5.55      4/27/2015           5,507
     5,000  Protective Life Corp.                                         4.30      6/01/2013           5,058
     4,750  Prudential Financial, Inc.(c)                                 3.00      9/30/2015           4,917
                                                                                                   ----------
                                                                                                       61,775
                                                                                                   ----------
            MULTI-LINE INSURANCE (0.1%)
     2,000  Genworth Life Institutional Funding Trust(c)                  5.88      5/03/2013           2,024
     2,000  Hartford Financial Services Group, Inc.                       4.75      3/01/2014           2,072
                                                                                                   ----------
                                                                                                        4,096
                                                                                                   ----------
            MULTI-SECTOR HOLDINGS (0.4%)
     1,000  Leucadia National Corp.                                       7.00      8/15/2013           1,030
    10,500  Leucadia National Corp.                                       8.13      9/15/2015          11,917
                                                                                                   ----------
                                                                                                       12,947
                                                                                                   ----------
            OTHER DIVERSIFIED FINANCIAL SERVICES (2.6%)
    15,000  Bank of America Corp.                                         1.50     10/09/2015          15,049
     5,000  Bank of America Corp.                                         6.10      6/15/2017           5,765
     3,000  Citigroup, Inc.                                               2.31(e)   8/13/2013           3,027
     5,000  Citigroup, Inc.                                               4.45      1/10/2017           5,493
     9,500  Farm Credit Bank of Texas, Series 1, 7.56%, perpetual         7.56     11/29/2049           9,601
     2,000  General Electric Capital Corp.                                4.80      5/01/2013           2,022

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                                   COUPON                         VALUE
(000)       SECURITY                                                      RATE      MATURITY            (000)
-------------------------------------------------------------------------------------------------------------
  $  5,000  General Electric Capital Corp.                                1.88%     9/16/2013      $    5,049
     6,000  General Electric Capital Corp.                                0.91(e)  12/11/2015           6,021
     3,000  General Electric Capital Corp.                                0.51(e)   1/08/2016           2,967
     2,000  International Lease Finance Corp.(c)                          6.50      9/01/2014           2,145
     5,000  JPMorgan Chase & Co.                                          1.06(e)   5/02/2014           5,042
     5,000  JPMorgan Chase & Co.                                          3.40      6/24/2015           5,279
    10,000  JPMorgan Chase & Co.                                          0.96(e)  10/15/2015          10,050
                                                                                                   ----------
                                                                                                       77,510
                                                                                                   ----------
            PROPERTY & CASUALTY INSURANCE (0.3%)
     2,000  Allstate Life Global Funding Trust                            5.38      4/30/2013           2,024
     1,500  RLI Corp.                                                     5.95      1/15/2014           1,559
     4,890  White Mountains Re Group Ltd.(c)                              6.38      3/20/2017           5,428
                                                                                                   ----------
                                                                                                        9,011
                                                                                                   ----------
            REGIONAL BANKS (2.2%)
     8,000  Allfirst Preferred Capital Trust                              1.80(e)   7/15/2029           6,440
     2,000  BB&T Corp.                                                    3.38      9/25/2013           2,039
     5,000  BB&T Corp.                                                    1.00(e)   4/28/2014           5,031
     2,000  BB&T Corp.                                                    3.95      4/29/2016           2,180
     2,000  Chittenden Corp.                                              1.00(e)   2/14/2017           1,928
     2,000  Cullen/Frost Bankers, Inc.                                    0.84(e)   2/15/2017           1,928
     5,000  First Niagara Financial Group, Inc.                           6.75      3/19/2020           5,902
     1,000  First Tennessee Bank, N.A.                                    4.63      5/15/2013           1,010
     5,000  Key Bank, N.A.                                                5.80      7/01/2014           5,350
     6,220  PNC Funding Corp.                                             5.63      2/01/2017           7,135
     3,160  Regions Financial Corp.                                       7.75     11/10/2014           3,503
     2,000  Regions Financial Corp.                                       5.75      6/15/2015           2,180
    15,000  Suntrust Bank                                                 0.60(e)   8/24/2015          14,687
     3,400  Susquehanna Bancshares, Inc.                                  2.13(e)   5/01/2014           3,331
     5,000  Union Bank, N.A.                                              2.13      6/16/2017           5,128
                                                                                                   ----------
                                                                                                       67,772
                                                                                                   ----------
            REITs - DIVERSIFIED (0.3%)
     3,000  Liberty Property, LP                                          5.13      3/02/2015           3,222
     2,790  Washington REIT                                               5.25      1/15/2014           2,887
     2,030  Washington REIT                                               5.35      5/01/2015           2,179
                                                                                                   ----------
                                                                                                        8,288
                                                                                                   ----------
            REITs - INDUSTRIAL (0.4%)
     2,000  AMB Property, LP                                              6.30      6/01/2013           2,033
     3,075  Prologis, LP                                                  5.63     11/15/2015           3,389
     5,000  Prologis, LP                                                  6.25      3/15/2017           5,805
                                                                                                   ----------
                                                                                                       11,227
                                                                                                   ----------

================================================================================

20  | USAA SHORT-TERM BOND FUND

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                                   COUPON                         VALUE
(000)       SECURITY                                                      RATE      MATURITY            (000)
-------------------------------------------------------------------------------------------------------------
            REITs - OFFICE (1.5%)
  $  2,000  BioMed Realty, LP                                             3.85%     4/15/2016      $    2,120
     9,000  Boston Properties, LP                                         3.70     11/15/2018           9,803
     3,000  Duke Realty, LP                                               6.25      5/15/2013           3,046
     2,000  Duke Realty, LP                                               5.40      8/15/2014           2,118
     4,000  HRPT Properties Trust                                         6.25      8/15/2016           4,400
     2,000  HRPT Properties Trust                                         6.25      6/15/2017           2,206
     3,000  Mack-Cali Realty, LP                                          5.13      1/15/2015           3,209
     7,000  Mack-Cali Realty, LP                                          2.50     12/15/2017           7,070
     2,000  Reckson Operating Partnership, LP                             5.88      8/15/2014           2,113
     7,680  Reckson Operating Partnership, LP                             6.00      3/31/2016           8,447
                                                                                                   ----------
                                                                                                       44,532
                                                                                                   ----------
            REITs - RESIDENTIAL (1.1%)
    11,664  AvalonBay Communities, Inc.                                   5.70      3/15/2017          13,591
     5,745  BRE Properties, Inc.                                          5.50      3/15/2017           6,523
     2,780  ERP Operating, LP                                             5.38      8/01/2016           3,165
     3,000  UDR, Inc.                                                     5.13      1/15/2014           3,115
     3,000  UDR, Inc.                                                     5.25      1/15/2015           3,228
     2,000  UDR, Inc.                                                     5.25      1/15/2016           2,207
                                                                                                   ----------
                                                                                                       31,829
                                                                                                   ----------
            REITs - RETAIL (1.7%)
     3,000  BUSimon Property Group, LP                                    5.30      5/30/2013           3,010
     3,082  Equity One, Inc.                                              5.38     10/15/2015           3,376
     1,765  Federal Realty Investment Trust                               5.95      8/15/2014           1,893
     4,000  Kimco Realty Corp.                                            5.58     11/23/2015           4,466
     5,749  National Retail Properties, Inc.                              6.15     12/15/2015           6,472
     2,000  Realty Income Corp.                                           5.38      3/15/2013           2,010
    11,355  Realty Income Corp.                                           2.00      1/31/2018          11,334
     1,625  Regency Centers, LP                                           4.95      4/15/2014           1,698
     6,055  Regency Centers, LP                                           5.25      8/01/2015           6,615
     7,000  Simon Property Group, LP                                      6.13      5/30/2018           8,514
     3,500  Weingarten Realty Investors                                   4.86      1/15/2014           3,615
                                                                                                   ----------
                                                                                                       53,003
                                                                                                   ----------
            REITs - SPECIALIZED (1.3%)
     1,000  Health Care Property Investors, Inc.                          5.63      2/28/2013           1,003
     5,000  Health Care Property Investors, Inc.                          6.00      3/01/2015           5,464
     5,000  Health Care REIT, Inc.                                        3.63      3/15/2016           5,301
     2,505  Health Care REIT, Inc.                                        4.13      4/01/2019           2,709
     3,843  Healthcare Realty Trust                                       6.50      1/17/2017           4,389
     4,128  Hospitality Properties Trust                                  5.13      2/15/2015           4,332
     3,500  Hospitality Properties Trust                                  5.63      3/15/2017           3,862
     2,950  Nationwide Health Properties, Inc.                            6.90     10/01/2037           3,577
     5,000  Ventas Realty, LP                                             3.13     11/30/2015           5,287

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                                   COUPON                         VALUE
(000)       SECURITY                                                      RATE      MATURITY            (000)
-------------------------------------------------------------------------------------------------------------
  $  3,000  Ventas Realty, LP                                             4.00%     4/30/2019      $    3,225
                                                                                                   ----------
                                                                                                       39,149
                                                                                                   ----------
            Total Financials                                                                          513,073
                                                                                                   ----------
            HEALTH CARE (0.7%)
            ------------------
            HEALTH CARE SERVICES (0.2%)
     5,000  Express Scripts Holding Co.                                   2.65      2/15/2017           5,187
                                                                                                   ----------
            PHARMACEUTICALS (0.5%)
    10,000  AbbVie, Inc.(c)                                               1.07(e)  11/06/2015          10,160
     1,000  Mylan, Inc.(c)                                                6.00     11/15/2018           1,092
     6,000  Zoetis, Inc.(c)                                               1.88      2/01/2018           5,996
                                                                                                   ----------
                                                                                                       17,248
                                                                                                   ----------
            Total Health Care                                                                          22,435
                                                                                                   ----------
            INDUSTRIALS (3.4%)
            ------------------
            AEROSPACE & DEFENSE (0.4%)
     5,000  L-3 Communications Corp.                                      3.95     11/15/2016           5,414
       499  Transdigm, Inc.(a)                                            4.00      2/14/2017             504
       980  TransDigm, Inc.(a)                                            4.00      2/17/2017             991
     5,000  United Technologies Corp.                                     1.80      6/01/2017           5,112
                                                                                                   ----------
                                                                                                       12,021
                                                                                                   ----------
            AIR FREIGHT & LOGISTICS (0.3%)
     4,000  FedEx Corp.                                                   7.38      1/15/2014           4,254
     2,478  FedEx Corp.(c)                                                2.63      1/15/2018           2,508
     2,000  United Parcel Service                                         3.88      4/01/2014           2,079
                                                                                                   ----------
                                                                                                        8,841
                                                                                                   ----------
            AIRLINES (0.3%)
     8,050  Continental Airlines, Inc. Pass-Through Trust                 5.50      4/29/2022           8,413
     2,227  United Air Lines, Inc. Pass-Through Trust                     9.75      1/15/2017           2,578
                                                                                                   ----------
                                                                                                       10,991
                                                                                                   ----------
            COMMERCIAL PRINTING (0.1%)
     3,000  R.R. Donnelley & Sons Co.                                     4.95      4/01/2014           3,075
                                                                                                   ----------
            CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.6%)
     3,250  Caterpillar Financial Services Corp.                          4.90      8/15/2013           3,329
     3,000  John Deere Capital Corp.                                      1.88      6/17/2013           3,017
     5,000  John Deere Capital Corp.                                      0.88      4/17/2015           5,028
     3,000  Paccar Financial Corp.                                        0.56(e)   6/05/2014           3,007
     3,000  Paccar, Inc.                                                  6.88      2/15/2014           3,190
                                                                                                   ----------
                                                                                                       17,571
                                                                                                   ----------

================================================================================

22  | USAA SHORT-TERM BOND FUND

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                                   COUPON                         VALUE
(000)       SECURITY                                                      RATE      MATURITY            (000)
-------------------------------------------------------------------------------------------------------------
            INDUSTRIAL CONGLOMERATES (0.1%)
  $  3,683  Tomkins, LLC(a)                                               4.25%     9/29/2016      $    3,723
                                                                                                   ----------
            OFFICE SERVICES & SUPPLIES (0.0%)
       545  ACCO Brands Corp.(a)                                          4.25      4/30/2019             552
                                                                                                   ----------
            RAILROADS (0.1%)
     2,000  Union Pacific Corp.                                           5.13      2/15/2014           2,093
                                                                                                   ----------
            TRUCKING (1.5%)
     5,000  ERAC USA Finance, LLC(c)                                      1.40      4/15/2016           5,028
     5,000  ERAC USA Finance, LLC(c)                                      2.75      3/15/2017           5,196
     5,000  Penske Truck Leasing Co., LP / PTL Finance Corp.(c)           3.13      5/11/2015           5,188
    10,000  Penske Truck Leasing Co., LP / PTL Finance Corp.(c)           2.50      3/15/2016          10,175
     4,970  Penske Truck Leasing Co., LP / PTL Finance Corp.(c)           3.38      3/15/2018           5,096
    14,000  Penske Truck Leasing Co., LP / PTL Finance Corp.(c)           2.88      7/17/2018          13,921
                                                                                                   ----------
                                                                                                       44,604
                                                                                                   ----------
            Total Industrials                                                                         103,471
                                                                                                   ----------
            INFORMATION TECHNOLOGY (1.3%)
            -----------------------------
            COMMUNICATIONS EQUIPMENT (0.3%)
    10,000  Cisco Systems, Inc.                                           0.56(e)   3/14/2014          10,027
                                                                                                   ----------
            COMPUTER HARDWARE (0.4%)
    11,387  Dell, Inc.                                                    2.30      9/10/2015          11,599
                                                                                                   ----------
            DATA PROCESSING & OUTSOURCED SERVICES (0.2%)
     5,000  Fiserv, Inc.(d)                                               3.13      6/15/2016           5,277
                                                                                                   ----------
            ELECTRONIC COMPONENTS (0.1%)
     2,000  Amphenol Corp.                                                4.75     11/15/2014           2,132
                                                                                                   ----------
            ELECTRONIC EQUIPMENT & INSTRUMENTS (0.1%)
     3,000  FLIR Systems, Inc.                                            3.75      9/01/2016           3,071
                                                                                                   ----------
            OFFICE ELECTRONICS (0.1%)
     3,000  Xerox Corp.                                                   2.95      3/15/2017           3,048
                                                                                                   ----------
            TECHNOLOGY DISTRIBUTORS (0.1%)
     5,000  Tech Data Corp.                                               3.75      9/21/2017           5,196
                                                                                                   ----------
            Total Information Technology                                                               40,350
                                                                                                   ----------
            MATERIALS (1.2%)
            ----------------
            CONSTRUCTION MATERIALS (0.1%)
     3,550  Lafarge North America, Inc.                                   6.88      7/15/2013           3,644
                                                                                                   ----------
            DIVERSIFIED CHEMICALS (0.1%)
     3,000  Dow Chemical Co.                                              5.90      2/15/2015           3,305
     1,000  E. I. du Pont de Nemours and Co.                              5.00      7/15/2013           1,021
                                                                                                   ----------
                                                                                                        4,326
                                                                                                   ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  23

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                                   COUPON                         VALUE
(000)       SECURITY                                                      RATE      MATURITY            (000)
-------------------------------------------------------------------------------------------------------------
            INDUSTRIAL GASES (0.2%)
  $  6,000  Praxair, Inc.                                                 2.13%     6/14/2013      $    6,039
                                                                                                   ----------
            PAPER PACKAGING (0.3%)
     4,324  Sealed Air Corp.(a)                                           2.75     10/03/2016           4,324
     3,940  Sealed Air Corp.(a)                                           4.00     10/03/2018           4,011
                                                                                                   ----------
                                                                                                        8,335
                                                                                                   ----------
            PAPER PRODUCTS (0.3%)
    10,000  International Paper Co.                                       7.40      6/15/2014          10,790
                                                                                                   ----------
            SPECIALTY CHEMICALS (0.2%)
     4,500  RPM International, Inc.                                       6.25     12/15/2013           4,697
                                                                                                   ----------
            Total Materials                                                                            37,831
                                                                                                   ----------
            TELECOMMUNICATION SERVICES (1.0%)
            ---------------------------------
            INTEGRATED TELECOMMUNICATION SERVICES (0.4%)
     4,400  Frontier Communications Corp.                                 6.63      3/15/2015           4,796
     1,000  Verizon Communications, Inc.                                  5.25      4/15/2013           1,010
     6,000  Windstream Corp.                                              8.13      8/01/2013           6,195
                                                                                                   ----------
                                                                                                       12,001
                                                                                                   ----------
            WIRELESS TELECOMMUNICATION SERVICES (0.6%)
    11,250  CC Holdings GS V, LLC(c)                                      2.38     12/15/2017          11,283
     5,000  iPCS, Inc.                                                    3.69(e)   5/01/2014           5,006
     1,000  Verizon Wireless Capital                                      7.38     11/15/2013           1,051
                                                                                                   ----------
                                                                                                       17,340
                                                                                                   ----------
            Total Telecommunication Services                                                           29,341
                                                                                                   ----------
            UTILITIES (2.9%)
            ----------------
            ELECTRIC UTILITIES (1.9%)
     3,000  Appalachian Power Co.                                         3.40      5/24/2015           3,164
     2,000  Duke Energy Ohio, Inc.                                        2.10      6/15/2013           2,012
     6,700  Entergy Corp.                                                 4.70      1/15/2017           7,293
    10,000  Entergy Texas, Inc.                                           3.60      6/01/2015          10,468
     2,000  FPL Group Capital, Inc.                                       2.55     11/15/2013           2,027
     5,000  Georgia Power Co.                                             0.63(e)   3/15/2013           5,001
     2,000  Great Plains Energy, Inc.                                     2.75      8/15/2013           2,018
     5,000  ITC Holdings Corp.(c)                                         5.25      7/15/2013           5,076
     3,000  NextEra Energy Capital Holdings, Inc.                         1.61      6/01/2014           3,033
     1,000  Northeast Utilities                                           5.65      6/01/2013           1,017
     3,000  PNM Resources, Inc.                                           9.25      5/15/2015           3,435
     9,000  PPL Energy Supply, LLC                                        6.20      5/15/2016          10,277
     1,442  Tristate General & Transport Association(c)                   6.04      1/31/2018           1,586
                                                                                                   ----------
                                                                                                       56,407
                                                                                                   ----------

================================================================================

24  | USAA SHORT-TERM BOND FUND

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                                   COUPON                         VALUE
(000)       SECURITY                                                      RATE      MATURITY            (000)
-------------------------------------------------------------------------------------------------------------
            GAS UTILITIES (0.4%)
  $  5,000  Florida Gas Transmission(c)                                   4.00%     7/15/2015      $    5,307
     5,000  Gulfstream Natural Gas System, LLC(c)                         5.56     11/01/2015           5,580
                                                                                                   ----------
                                                                                                       10,887
                                                                                                   ----------
            INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.3%)
     1,955  AES Corp.                                                     7.75      3/01/2014           2,082
     2,000  AES Corp.                                                     7.75     10/15/2015           2,245
     3,930  Calpine Corp.(a)                                              4.50      4/02/2018           3,983
     1,980  NRG Energy, Inc.(a)                                           4.00      7/02/2018           2,005
                                                                                                   ----------
                                                                                                       10,315
                                                                                                   ----------
            MULTI-UTILITIES (0.3%)
     2,000  CenterPoint Energy Houston Electric, LLC                      5.70      3/15/2013           2,012
     3,000  CMS Energy Corp.                                              2.75      5/15/2014           3,053
     1,000  Consolidated Natural Gas Co.                                  5.00      3/01/2014           1,045
     1,000  Dominion Resources, Inc.                                      8.88      1/15/2019           1,366
     2,000  PSEG Power, LLC                                               2.50      4/15/2013           2,009
     1,000  Puget Sound Energy, Inc.                                      6.75      1/15/2016           1,143
                                                                                                   ----------
                                                                                                       10,628
                                                                                                   ----------
            Total Utilities                                                                            88,237
                                                                                                   ----------
            Total Corporate Obligations (cost: $1,066,368)                                          1,094,157
                                                                                                   ----------

            EURODOLLAR AND YANKEE OBLIGATIONS (15.8%)

            CONSUMER STAPLES (0.8%)
            -----------------------
            BREWERS (0.5%)
    10,000  Miller Brewing Co.(c),(l)                                     5.50      8/15/2013          10,265
     5,000  SABMiller plc(c)                                              2.45      1/15/2017           5,176
                                                                                                   ----------
                                                                                                       15,441
                                                                                                   ----------
            DISTILLERS & VINTNERS (0.2%)
     5,000  Pernod Ricard S.A.(c)                                         2.95      1/15/2017           5,227
                                                                                                   ----------
            TOBACCO (0.1%)
     5,000  B.A.T. International Finance plc(c)                           2.13      6/07/2017           5,081
                                                                                                   ----------
            Total Consumer Staples                                                                     25,749
                                                                                                   ----------
            ENERGY (2.2%)
            -------------
            INTEGRATED OIL & GAS (0.9%)
     2,000  Husky Energy, Inc.                                            5.90      6/15/2014           2,140
     5,000  Shell International Finance B.V.(d)                           1.88      3/25/2013           5,012
     5,000  Shell International Finance B.V.(d)                           4.00      3/21/2014           5,203
    15,000  Shell International Finance B.V.                              1.13      8/21/2017          14,983
                                                                                                   ----------
                                                                                                       27,338
                                                                                                   ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  25

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                                   COUPON                         VALUE
(000)       SECURITY                                                      RATE      MATURITY            (000)
-------------------------------------------------------------------------------------------------------------
            OIL & GAS DRILLING (0.4%)
  $  5,000  Noble Holding International Ltd.(d)                           3.45%     8/01/2015      $    5,264
     5,000  Transocean, Inc.(d)                                           5.05     12/15/2016           5,588
                                                                                                   ----------
                                                                                                       10,852
                                                                                                   ----------
            OIL & GAS EXPLORATION & PRODUCTION (0.2%)
     2,000  Woodside Finance Ltd.(c)                                      8.13      3/01/2014           2,148
     4,000  Woodside Finance Ltd.(c)                                      4.50     11/10/2014           4,221
                                                                                                   ----------
                                                                                                        6,369
                                                                                                   ----------
            OIL & GAS STORAGE & TRANSPORTATION (0.7%)
     9,000  Enbridge, Inc.                                                4.90      6/15/2014           9,629
     3,250  Enbridge, Inc.                                                4.90      3/01/2015           3,503
     8,000  TransCanada Pipelines Ltd.                                    0.88      3/02/2015           8,043
                                                                                                   ----------
                                                                                                       21,175
                                                                                                   ----------
            Total Energy                                                                               65,734
                                                                                                   ----------
            FINANCIALS (7.8%)
            -----------------
            CONSUMER FINANCE (0.5%)
    10,000  Daimler Finance N.A., LLC(c),(l)                              1.65      4/10/2015          10,119
     5,000  Daimler Finance N.A., LLC(c)                                  1.30      7/31/2015           5,029
     2,000  HSBC Finance Corp.                                            0.55(e)   1/15/2014           1,999
                                                                                                   ----------
                                                                                                       17,147
                                                                                                   ----------
            DIVERSIFIED BANKS (5.7%)
     5,000  ANZ National International Ltd.                               6.20      7/19/2013           5,131
     9,000  ANZ National International Ltd.(c)                            1.85     10/15/2015           9,176
    10,000  Banco Santander Chile(c)                                      2.31(e)   2/14/2014           9,891
     5,000  Bank of Montreal                                              2.13      6/28/2013           5,037
     5,000  Bank of Montreal(c)                                           1.30     10/31/2014           5,076
     5,000  Bank of Montreal(c)                                           2.85      6/09/2015           5,266
     5,000  Bank of Montreal(c)                                           2.63      1/25/2016           5,287
    10,000  Bank of Nova Scotia                                           0.74(e)   2/27/2014          10,046
     7,500  Barclays Bank plc(c),(l)                                      2.25      5/10/2017           7,754
     5,000  Canadian Imperial Bank(c)                                     2.00      2/04/2013           5,000
     5,000  Canadian Imperial Bank                                        1.45      9/13/2013           5,034
     4,000  Canadian Imperial Bank(c)                                     2.60      7/02/2015           4,196
     2,000  Canadian Imperial Bank                                        2.35     12/11/2015           2,090
     5,000  Commonwealth Bank of Australia                                1.55(e)   1/17/2014           5,046
     2,000  Commonwealth Bank of Australia                                2.25      3/16/2017           2,084
     5,000  DNB Bank ASA(c)                                               3.20      4/03/2017           5,307
     5,000  Lloyds TSB Bank plc                                           4.20      3/28/2017           5,522
    13,000  National Australia Bank of New York                           0.90      1/20/2016          12,985
     7,000  National Australia Bank of New York                           2.75      3/09/2017           7,359
     5,000  Rabobank Group                                                3.38      1/19/2017           5,373

================================================================================

26  | USAA SHORT-TERM BOND FUND

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                                   COUPON                         VALUE
(000)       SECURITY                                                      RATE      MATURITY            (000)
-------------------------------------------------------------------------------------------------------------
  $  2,000  Royal Bank of Canada                                          2.63%    12/15/2015      $    2,103
    10,000  Santander Holdings USA, Inc.                                  3.00      9/24/2015          10,246
     5,000  Stadshypotek AB(c)                                            0.86(e)   9/30/2013           5,016
    18,000  Standard Chartered Bank(c)                                    6.40      9/26/2017          21,094
     2,000  Standard Chartered plc(c)                                     3.85      4/27/2015           2,115
     5,000  Svenska Handelsbanken AB                                      2.88      4/04/2017           5,281
     3,000  Westpac Banking Corp.                                         2.10      8/02/2013           3,027
     2,000  Westpac Banking Corp.(c)                                      1.55(e)   1/30/2014           2,022
                                                                                                   ----------
                                                                                                      173,564
                                                                                                   ----------
            DIVERSIFIED CAPITAL MARKETS (0.6%)
     2,000  Credit Suisse Group, AG                                       5.50      5/01/2014           2,121
     5,000  Deutsche Bank AG London                                       3.25      1/11/2016           5,319
     1,000  UBS AG                                                        2.25      8/12/2013           1,009
    10,000  UBS AG London(c),(d)                                          1.88      1/23/2015          10,236
                                                                                                   ----------
                                                                                                       18,685
                                                                                                   ----------
            MULTI-LINE INSURANCE (0.3%)
    12,420  Oil Insurance Ltd.(c)                                         3.29(e)           -(f)       10,769
                                                                                                   ----------
            OTHER DIVERSIFIED FINANCIAL SERVICES (0.3%)
     7,000  ING Bank N.V.(c)                                              3.75      3/07/2017           7,486
     2,000  ING Capital Funding Trust III                                 3.91(e)           -(f)        1,910
                                                                                                   ----------
                                                                                                        9,396
                                                                                                   ----------
            REGIONAL BANKS (0.2%)
     5,000  Vestjysk Bank A/S (NBGA)(c)                                   0.86(e)   6/17/2013           5,010
                                                                                                   ----------
            REITs - RETAIL (0.2%)
     5,000  WEA Finance(c)                                                7.50      6/02/2014           5,419
                                                                                                   ----------
            Total Financials                                                                          239,990
                                                                                                   ----------
            HEALTH CARE (0.5%)
            ------------------
            HEALTH CARE EQUIPMENT (0.1%)
     3,000  Covidien International Finance S.A.                           1.88      6/15/2013           3,017
                                                                                                   ----------
            PHARMACEUTICALS (0.4%)
     5,000  Novartis Capital Corp.                                        2.90      4/24/2015           5,253
     1,000  Valeant Pharmaceuticals International, Inc.(a)                4.25     12/11/2019           1,016
     7,000  Valeant Pharmaceuticals International, Inc.(a)                4.25      2/13/2019           7,105
                                                                                                   ----------
                                                                                                       13,374
                                                                                                   ----------
            Total Health Care                                                                          16,391
                                                                                                   ----------
            INDUSTRIALS (1.4%)
            ------------------
            AIRPORT SERVICES (0.3%)
     8,000  BAA Funding Ltd.(c)                                           2.50      6/25/2015           8,266
                                                                                                   ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  27

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                                   COUPON                         VALUE
(000)       SECURITY                                                      RATE      MATURITY            (000)
-------------------------------------------------------------------------------------------------------------
            CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.1%)
  $  2,000  CNH Capital, LLC(c)                                           3.88%    11/01/2015      $    2,065
                                                                                                   ----------
            DIVERSIFIED SUPPORT SERVICES (0.1%)
     4,300  Brambles USA, Inc.(c)                                         3.95      4/01/2015           4,477
                                                                                                   ----------
            INDUSTRIAL CONGLOMERATES (0.5%)
     5,000  Hutchison Whampoa Ltd.(c)                                     6.00              -(f)        5,313
     5,000  Hutchison Whampoa Ltd.(c)                                     3.50      1/13/2017           5,283
     5,000  Hutchison Whampoa Ltd.(c)                                     2.00     11/08/2017           4,976
                                                                                                   ----------
                                                                                                       15,572
                                                                                                   ----------
            RAILROADS (0.4%)
    10,000  Asciano Finance(c)                                            5.00      4/07/2018          10,858
                                                                                                   ----------
            Total Industrials                                                                          41,238
                                                                                                   ----------
            MATERIALS (2.9%)
            ----------------
            CONSTRUCTION MATERIALS (0.4%)
     3,597  CRH America, Inc.                                             4.13      1/15/2016           3,733
     5,000  Holcim US Finance                                             6.00     12/30/2019           5,650
     2,000  Lafarge S.A.(c)                                               5.50      7/09/2015           2,135
                                                                                                   ----------
                                                                                                       11,518
                                                                                                   ----------
            DIVERSIFIED CHEMICALS (0.1%)
     3,305  Engelhard Corp.                                               4.25      5/15/2013           3,319
                                                                                                   ----------
            DIVERSIFIED METALS & MINING (1.3%)
     5,000  Anglo American Capital(c),(d)                                 2.15      9/27/2013           5,035
     5,000  Anglo American Capital plc(c)                                 2.63      9/27/2017           5,074
     5,000  Glencore Funding, LLC(c)                                      6.00      4/15/2014           5,263
     5,000  Petrohawk Energy Corp.                                        7.25      8/15/2018           5,638
     1,746  Teck Resources Ltd.                                           3.15      1/15/2017           1,816
     3,000  Xstrata Canada Corp.                                          5.38      6/01/2015           3,268
     2,000  Xstrata Finance Canada Ltd.(c)                                2.85     11/10/2014           2,056
    10,000  Xstrata Finance Canada Ltd.(c)                                2.45     10/25/2017          10,095
                                                                                                   ----------
                                                                                                       38,245
                                                                                                   ----------
            FERTILIZERS & AGRICULTURAL CHEMICALS (0.6%)
     6,000  Incitec Pivot Finance Ltd.(c)                                 4.00     12/07/2015           6,303
     9,840  Yara International ASA(c)                                     5.25     12/15/2014          10,564
                                                                                                   ----------
                                                                                                       16,867
                                                                                                   ----------
            GOLD (0.1%)
     4,000  Barrick Gold Finance Co., LLC                                 6.13      9/15/2013           4,130
                                                                                                   ----------
            METAL & GLASS CONTAINERS (0.1%)
     4,280  Rexam plc(c)                                                  6.75      6/01/2013           4,353
                                                                                                   ----------

================================================================================

28  | USAA SHORT-TERM BOND FUND

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                                   COUPON                         VALUE
(000)       SECURITY                                                      RATE      MATURITY            (000)
-------------------------------------------------------------------------------------------------------------
            STEEL (0.3%)
  $  2,000  ArcelorMittal                                                 5.38%     6/01/2013      $    2,021
     4,000  ArcelorMittal                                                 5.00      2/25/2017           4,099
     3,000  ArcelorMittal USA, Inc.                                       6.50      4/15/2014           3,144
                                                                                                   ----------
                                                                                                        9,264
                                                                                                   ----------
            Total Materials                                                                            87,696
                                                                                                   ----------
            TELECOMMUNICATION SERVICES (0.2%)
            ---------------------------------
            INTEGRATED TELECOMMUNICATION SERVICES (0.2%)
     5,000  Telecom Italia Capital                                        5.25     11/15/2013           5,144
                                                                                                   ----------
            Total Eurodollar and Yankee Obligations (cost: $470,318)                                  481,942
                                                                                                   ----------

            ASSET-BACKED SECURITIES (12.3%)

            FINANCIALS (12.3%)
            ------------------
            ASSET-BACKED FINANCING (12.3%)
     6,862  Access Group, Inc.                                            0.56(e)   4/25/2029           6,617
       667  AESOP Funding II, LLC                                         5.68      2/20/2014             668
     5,000  AESOP Funding II, LLC                                         4.64      5/20/2016           5,391
     3,250  AESOP Funding ll, LLC(c)                                      2.98     11/20/2013           3,266
       862  AmeriCredit Automobile Receivables Trust                      3.72     11/17/2014             867
       556  AmeriCredit Automobile Receivables Trust                      2.90     12/15/2014             559
     3,500  AmeriCredit Automobile Receivables Trust                      2.19      2/08/2016           3,550
     6,000  AmeriCredit Automobile Receivables Trust                      3.34      4/08/2016           6,231
     5,725  AmeriCredit Automobile Receivables Trust                      6.24      6/08/2016           6,154
     5,000  AmeriCredit Automobile Receivables Trust                      4.00      5/08/2017           5,266
    10,000  Arkle Master Issuer plc(c),(l)                                1.71(e)   5/17/2060          10,070
     9,944  ARL First, LLC(c)                                             1.96(e)  12/15/2042          10,175
       499  Bank of America Auto Trust(c)                                 3.03     10/15/2016             501
    15,000  Bank of America Credit Card Trust                             4.96(e)   3/15/2016          15,476
     5,000  Bank One Issuance Trust                                       4.77      2/16/2016           5,075
     5,000  Bank One Issuance Trust                                       1.01(e)   2/15/2017           5,013
     5,000  Capital One Multi-Asset Execution Trust                       2.46(e)   7/15/2016           5,046
     1,680  CenterPoint Energy Transition Bond Co. III, LLC               4.19      2/01/2020           1,791
     2,162  Centre Point Funding, LLC(c)                                  5.43      7/20/2016           2,322
     2,646  CIT Equipment Collateral(c)                                   4.86      3/17/2014           2,666
     9,000  CIT Equipment Collateral(c)                                   1.43      8/22/2016           9,024
     2,000  CIT Equipment Collateral(c)                                   2.29      8/22/2016           2,010
     2,982  Citi Financial Auto Issuance Trust(c)                         3.15      8/15/2016           2,995
     3,461  College Loan Corp. Trust                                      0.79(e)   1/15/2037           2,689
     7,513  Collegiate Funding Services Education Loan Trust              0.63(e)   3/28/2035           6,119
     2,000  Credit Acceptance Auto Loan Trust(c)                          3.63     10/15/2018           2,013
     5,000  Credit Acceptance Auto Loan Trust(c)                          2.61      3/15/2019           5,097
     5,000  Credit Acceptance Auto Loan Trust(c)                          3.96      9/15/2019           5,193

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  29

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                                   COUPON                         VALUE
(000)       SECURITY                                                      RATE      MATURITY            (000)
-------------------------------------------------------------------------------------------------------------
  $  3,000  Credit Acceptance Auto Loan Trust(c)                          3.12%     3/16/2020      $    3,022
     3,000  Credit Acceptance Auto Loan Trust(c)                          2.21      9/15/2020           3,029
    10,000  Enterprise Fleet Financing, LLC(c)                            2.10      5/20/2017          10,167
    21,000  Enterprise Fleet Financing, LLC                               1.41     11/20/2017          21,173
     1,725  Ford Credit Auto Owner Trust                                  2.98      8/15/2014           1,737
     3,152  Ford Credit Auto Owner Trust                                  2.42     11/15/2014           3,178
     3,000  Ford Credit Auto Owner Trust                                  2.38      7/15/2016           3,096
     7,000  Fosse Master Issuer plc(c)                                    2.25(e)  10/18/2054           7,154
     5,000  GE Capital Credit Card Master Note Trust                      2.21      6/15/2016           5,034
     5,000  GE Capital Credit Card Master Note Trust(c)                   5.39     11/15/2017           5,406
       669  GE Equipment Midticket, LLC(c)                                0.94      7/14/2014             669
     2,000  GE Equipment Midticket, LLC                                   1.47      7/14/2015           2,009
     4,130  GE Equipment Small Ticket, LLC(c)                             1.60      1/21/2018           4,149
    10,000  Gracechurch Mortgage Financing plc(c)                         1.86(e)  11/20/2056          10,201
     1,667  Hertz Vehicle Financing, LLC(c)                               4.26      3/25/2014           1,673
     1,667  Hertz Vehicle Financing, LLC(c)                               4.94      3/25/2014           1,671
    10,000  Hertz Vehicle Financing, LLC(c)                               1.86      8/25/2017           9,999
     7,361  Holmes Master Issuer plc(c)                                   1.70(e)  10/15/2054           7,434
     5,000  Holmes Master Issuer plc(c)                                   1.85(e)  10/21/2054           5,093
     1,208  Home Equity Asset Trust                                       0.61(e)  11/25/2035           1,196
     1,330  Honda Auto Receivables Owner Trust                            1.34      3/18/2014           1,333
     5,000  Iowa Student Loan Liquidity Corp.                             0.66(e)   9/25/2037           3,831
     2,637  MMAF Equipment Finance, LLC(c)                                3.51      1/15/2030           2,719
     2,000  Motor plc(c)                                                  1.29      2/25/2020           2,008
     5,000  Permanent Master Issuer plc(c)                                1.85(e)   7/15/2042           5,109
     1,312  Prestige Auto Receivables Trust "A"(c)                        5.67      4/15/2017           1,348
     5,000  Prestige Auto Receivables Trust "B"                           2.87      7/16/2018           5,084
     8,350  Rental Car Finance Corp.(c)                                   4.38      2/25/2016           8,733
     2,598  Santander Drive Auto Receivable Trust                         1.84     11/17/2014           2,618
     8,773  Santander Drive Auto Receivable Trust(c)                      3.19     10/15/2015           9,028
    12,500  Santander Drive Auto Receivable Trust                         2.43      5/15/2017          12,767
     2,000  Santander Drive Auto Receivable Trust                         3.09      5/15/2017           2,066
     5,000  Santander Drive Auto Receivable Trust                         3.89      7/17/2017           5,178
     1,488  Santander Drive Auto Receivables Trust(c)                     1.48      5/15/2017           1,495
     3,734  SLC Student Loan Trust                                        0.42(e)   1/15/2019           3,728
     5,577  SLC Student Loan Trust                                        0.60(e)   7/15/2036           4,776
     2,500  SLM Student Loan Trust                                        0.67(e)  12/15/2023           2,218
     6,278  SLM Student Loan Trust                                        0.68(e)   1/27/2025           5,618
     1,250  SLM Student Loan Trust                                        0.50(e)  10/27/2025           1,066
     8,000  SLM Student Loan Trust                                        0.75(e)   7/15/2036           5,549
     1,450  SLM Student Loan Trust                                        0.85(e)  10/25/2038           1,165
    14,000  Toyota Auto Receivables Owner Trust                           1.86      5/16/2016          14,053
     8,000  Trinity Rail Leasing, LP(c)                                   2.27      1/15/2043           8,018
     5,000  United Auto Credit Securitization Trust                       1.87      9/15/2015           5,003

================================================================================

30  | USAA SHORT-TERM BOND FUND

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                                   COUPON                         VALUE
(000)       SECURITY                                                      RATE      MATURITY            (000)
-------------------------------------------------------------------------------------------------------------
  $  6,866  Westlake Automobile Receivables Trust(c)                      1.49%     6/16/2014      $    6,882
     5,500  Wheels SPV, LLC                                               1.81      3/20/2021           5,582
    10,000  World Omni Auto Receivables Trust                             1.91      4/15/2016          10,177
                                                                                                   ----------
                                                                                                      376,086
                                                                                                   ----------
            Total Financials                                                                          376,086
                                                                                                   ----------
            Total Asset-Backed Securities (cost: $371,035)                                            376,086
                                                                                                   ----------

            COMMERCIAL MORTGAGE SECURITIES (18.9%)

            FINANCIALS (18.9%)
            ------------------
            COMMERCIAL MORTGAGE-BACKED SECURITIES (16.9%)
     1,963  Banc of America Commercial Mortgage, Inc.                     5.41      6/10/2039           2,074
       998  Banc of America Commercial Mortgage, Inc.                     4.94     11/10/2041           1,055
     5,100  Banc of America Commercial Mortgage, Inc.                     4.99     11/10/2042           5,210
       610  Banc of America Commercial Mortgage, Inc.                     4.51     12/10/2042             617
       774  Banc of America Commercial Mortgage, Inc.                     4.50      7/10/2043             776
     1,000  Banc of America Commercial Mortgage, Inc.                     4.62      7/10/2043           1,017
     2,225  Banc of America Commercial Mortgage, Inc.                     5.09      7/10/2043           2,337
     3,300  Banc of America Commercial Mortgage, Inc.                     4.93      7/10/2045           3,597
     3,000  Banc of America Commercial Mortgage, Inc.                     5.33      7/10/2045           3,127
     5,000  Banc of America Commercial Mortgage, Inc.                     5.12     10/10/2045           5,515
     5,000  Banc of America Commercial Mortgage, Inc.                     5.36     10/10/2045           5,700
       354  Banc of America Commercial Mortgage, Inc.                     5.52      7/10/2046             358
     4,935  Banc of America Commercial Mortgage, Inc.                     5.18      9/10/2047           5,477
     4,626  Banc of America Commercial Mortgage, Inc.                     5.32      9/10/2047           4,626
     4,245  Banc of America Commercial Mortgage, Inc.(c)                  5.46      9/10/2047           4,389
     3,427  Banc of America Commercial Mortgage, Inc.                     5.45      1/15/2049           3,526
     1,968  Banc of America Commercial Mortgage, Inc.                     5.79      2/10/2051           2,081
     7,429  Banc of America Commercial Mortgage, Inc.                     6.02      2/10/2051           7,424
     1,343  Bear Stearns Commercial Mortgage Securities, Inc.             5.69      9/11/2038           1,356
     1,081  Bear Stearns Commercial Mortgage Securities, Inc.             5.17     12/11/2038           1,107
       828  Bear Stearns Commercial Mortgage Securities, Inc.             5.40     12/11/2040             827
       300  Bear Stearns Commercial Mortgage Securities, Inc.             4.95      2/11/2041             301
     3,022  Bear Stearns Commercial Mortgage Securities, Inc.             5.53      9/11/2041           3,165
     1,415  Bear Stearns Commercial Mortgage Securities, Inc.             5.53     10/12/2041           1,448
    11,708  Bear Stearns Deutsche Bank Trust(c)                           4.72      9/15/2027          12,604
     3,145  Chase Commercial Mortgage Securities Corp.(c)                 6.56      5/18/2030           3,240
     1,963  Citigroup Commercial Mortgage Trust                           5.25      4/15/2040           1,979
     3,550  Citigroup Commercial Mortgage Trust                           5.73      3/15/2049           4,034
     1,195  Citigroup Commercial Mortgage Trust                           6.07     12/10/2049           1,208
     2,682  Citigroup Commercial Mortgage Trust                           6.07     12/10/2049           2,776
        96  Citigroup Deutsche Bank Commercial Mortgage Trust             5.27      7/15/2044              96
     2,605  Citigroup Deutsche Bank Commerical Mortgage Trust             5.22      7/15/2044           2,700

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  31

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                                   COUPON                         VALUE
(000)       SECURITY                                                      RATE      MATURITY            (000)
-------------------------------------------------------------------------------------------------------------
  $  1,491  Commercial Mortgage Asset Trust                               6.98%     1/17/2032      $    1,498
     1,000  Commercial Mortgage Asset Trust                               7.64     11/17/2032           1,055
     5,000  Commercial Mortgage Asset Trust                               4.98      5/10/2043           5,406
       605  Commercial Mortgage Trust                                     4.58     10/15/2037             606
     3,000  Commercial Mortgage Trust                                     5.12      6/10/2044           3,285
     3,000  Credit Suisse Commercial Mortgage Trust                       6.02      6/15/2038           3,393
     5,000  Credit Suisse Commercial Mortgage Trust                       5.38      2/15/2040           5,526
     5,422  Credit Suisse First Boston Mortgage Securities Corp.          5.42      5/15/2036           5,653
     4,725  Credit Suisse First Boston Mortgage Securities Corp.          5.11      7/15/2036           4,974
     8,988  Credit Suisse First Boston Mortgage Securities Corp.          4.69      4/15/2037           9,301
     7,000  Credit Suisse First Boston Mortgage Securities Corp.          5.10      8/15/2038           7,603
     8,320  Credit Suisse First Boston Mortgage Securities Corp.          5.10      8/15/2038           9,073
       791  Credit Suisse First Boston Mortgage Securities Corp.          5.85      3/15/2039             812
     2,084  Credit Suisse Mortgage Capital                                5.78      4/12/2049           2,168
    10,000  DB-UBS Mortgage Trust                                         3.64      8/10/2044          10,849
     7,199  DB-UBS Mortgage Trust(c)                                      3.74     11/10/2046           7,771
       126  GE Capital Commercial Mortgage Corp.                          5.31     11/10/2045             126
     6,800  GE Capital Commercial Mortgage Corp.                          5.33     11/10/2045           6,836
     1,426  GMAC Commercial Mortgage Securities, Inc.                     6.50      5/15/2035           1,448
     8,743  GMAC Commercial Mortgage Securities, Inc.                     5.02      4/10/2040           8,924
       690  GMAC Commercial Mortgage Securities, Inc.                     4.55     12/10/2041             693
     5,750  GMAC Commercial Mortgage Securities, Inc.                     4.75      5/10/2043           6,189
     3,000  Greenwich Capital Commercial Funding Corp.                    5.03      1/05/2036           3,068
     6,511  Greenwich Capital Commercial Funding Corp.                    5.32      6/10/2036           6,753
       111  Greenwich Capital Commercial Funding Corp.                    5.12      4/10/2037             111
     4,200  Greenwich Capital Commercial Funding Corp.                    5.22      4/10/2037           4,628
     2,160  Greenwich Capital Commercial Funding Corp.                    4.80      8/10/2042           2,304
     7,570  GS Mortgage Securities Corp. II                               5.55      4/10/2038           8,482
     8,980  GS Mortgage Securities Corp. II                               5.62      4/10/2038           9,933
       141  GS Mortgage Securities Corp. II                               4.61      7/10/2039             142
     4,500  GS Mortgage Securities Corp. II                               4.78      7/10/2039           4,528
     5,000  GS Mortgage Securities Corp. II                               2.54      1/10/2045           5,260
    10,000  GS Mortgage Securities Corp. II                               2.32      5/10/2045          10,460
     3,765  J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                            4.90      1/12/2037           4,011
     5,815  J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                            5.20      8/12/2037           5,936
      687   J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                            5.20      8/12/2037            709
     2,400  J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                            4.40      1/12/2039           2,478
    10,000  J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                            5.12      7/15/2041          10,519
     2,379  J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                            4.92      1/15/2042           2,483

================================================================================

32  | USAA SHORT-TERM BOND FUND

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                                   COUPON                         VALUE
(000)       SECURITY                                                      RATE      MATURITY            (000)
-------------------------------------------------------------------------------------------------------------
  $  1,448  J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                            4.68%     7/15/2042      $    1,462
     1,558  J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                            4.70      7/15/2042           1,562
     3,205  J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                            5.00      8/15/2042           3,500
     2,000  J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                            5.00     10/15/2042           2,173
     3,000  J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                            5.04     10/15/2042           2,971
       464  J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                            5.25      1/12/2043             468
     2,130  J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                            5.46      1/12/2043           2,348
     2,290  J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                            5.49      4/15/2043           2,408
     4,030  J.P. Morgan Chase Commercial Mortgage
              Securities Corp.(d)                                         5.79      6/12/2043           4,305
     2,000  J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                            5.81      6/12/2043           2,266
       266  J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                            5.82      6/12/2043             270
     7,389  J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                            5.45     12/12/2043           7,397
       484  J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                            5.20     12/15/2044             487
     4,301  J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                            5.37     12/15/2044           4,434
     1,159  J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                            5.88      4/15/2045           1,225
     2,122  J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                            5.52      5/12/2045           2,259
     1,420  J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                            5.58      5/12/2045           1,448
     2,024  J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                            5.37      5/15/2045           2,133
     1,820  J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                            4.63      3/15/2046           1,823
     1,725  J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                            4.87      3/15/2046           1,766
     1,650  J.P. Morgan Chase Commercial Mortgage
              Securities Corp.(c)                                         4.09      7/15/2046           1,844
     3,506  J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                            5.13      5/15/2047           3,692

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  33

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                                   COUPON                         VALUE
(000)       SECURITY                                                      RATE      MATURITY            (000)
-------------------------------------------------------------------------------------------------------------
  $    665  J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                            5.63%     2/12/2051      $      666
       635  LB-UBS Commercial Mortgage Trust                              3.97      3/15/2029             642
       816  LB-UBS Commercial Mortgage Trust                              5.25      6/15/2029             832
     1,328  LB-UBS Commercial Mortgage Trust                              4.63     10/15/2029           1,350
     1,360  LB-UBS Commercial Mortgage Trust                              5.00      4/15/2030           1,390
       800  LB-UBS Commercial Mortgage Trust                              5.01      4/15/2030             818
     2,948  LB-UBS Commercial Mortgage Trust                              4.66      7/15/2030           3,008
     5,830  LB-UBS Commercial Mortgage Trust                              4.95      9/15/2030           6,340
       121  LB-UBS Commercial Mortgage Trust                              5.10     11/15/2030             121
     4,880  LB-UBS Commercial Mortgage Trust                              5.47     11/15/2030           5,055
       491  LB-UBS Commercial Mortgage Trust                              5.08      2/15/2031             491
     5,844  LB-UBS Commercial Mortgage Trust                              5.16      2/15/2031           6,485
     1,821  LB-UBS Commercial Mortgage Trust                              6.04      6/15/2032           1,914
     2,914  LB-UBS Commercial Mortgage Trust                              4.69      7/15/2032           2,938
     3,718  LB-UBS Commercial Mortgage Trust                              4.37      3/15/2036           3,840
     5,000  LB-UBS Commercial Mortgage Trust                              5.35     11/15/2038           5,702
     4,000  LB-UBS Commercial Mortgage Trust                              5.41      9/15/2039           4,525
     1,250  LB-UBS Commercial Mortgage Trust                              4.86     12/15/2039           1,340
     4,009  LB-UBS Commercial Mortgage Trust                              5.40      2/15/2040           4,210
     4,000  LB-UBS Commercial Mortgage Trust                              5.42      2/15/2040           4,602
     6,000  LB-UBS Commercial Mortgage Trust                              5.46      2/15/2040           6,788
     1,077  Merrill Lynch Mortgage Trust                                  5.24     11/12/2037           1,081
     5,509  Merrill Lynch Mortgage Trust                                  4.96      7/12/2038           5,610
     2,000  Merrill Lynch Mortgage Trust                                  5.14      7/12/2038           2,082
     1,567  Merrill Lynch Mortgage Trust                                  5.61      5/12/2039           1,575
     3,360  Merrill Lynch Mortgage Trust                                  5.84      5/12/2039           3,546
       162  Merrill Lynch Mortgage Trust                                  4.17      8/12/2039             162
     3,716  Merrill Lynch Mortgage Trust                                  4.86      8/12/2039           3,934
       173  Merrill Lynch Mortgage Trust                                  4.72     10/12/2041             172
     7,500  Merrill Lynch Mortgage Trust                                  4.92     10/12/2041           7,860
       254  Merrill Lynch Mortgage Trust                                  4.81      9/12/2042             254
     2,119  Merrill Lynch Mortgage Trust                                  4.67      6/12/2043           2,123
     3,157  Merrill Lynch Mortgage Trust                                  5.71      2/12/2051           3,309
     5,539  Merrill Lynch-Countrywide Commercial
              Mortgage Trust                                              5.38      7/12/2046           5,708
     1,579  Merrill Lynch-Countrywide Commercial
              Mortgage Trust                                              5.36      8/12/2048           1,669
     5,691  Merrill Lynch-Countrywide Commercial
              Mortgage Trust                                              5.36      8/12/2048           5,870
     1,039  Merrill Lynch-Countrywide Commercial
              Mortgage Trust                                              6.13      8/12/2049           1,081
     2,836  Morgan Stanley Capital I, Inc.                                5.54      6/15/2038           2,962
     4,617  Morgan Stanley Capital I, Inc.                                4.97     12/15/2041           4,739
       350  Morgan Stanley Capital I, Inc.                                5.72     10/15/2042             354

================================================================================

34  | USAA SHORT-TERM BOND FUND

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                                   COUPON                         VALUE
(000)       SECURITY                                                      RATE      MATURITY            (000)
-------------------------------------------------------------------------------------------------------------
  $  3,345  Morgan Stanley Capital I, Inc.                                5.57%     3/12/2044      $    3,344
     6,975  Morgan Stanley Capital I, Inc.                                5.57     12/15/2044           7,831
     3,299  Morgan Stanley Capital I, Inc.(c)                             2.60      9/15/2047           3,394
     4,181  Morgan Stanley Capital I, Inc.                                5.78      4/12/2049           4,310
     5,000  Morgan Stanley Dean Witter Capital I, Inc.(c)                10.24     12/17/2043           5,116
     1,183  Morgan Stanley Dean Witter Capital I, Inc.                    4.54      7/15/2056           1,193
     6,000  Motel 6 Trust(c)                                              1.50     10/05/2025           5,968
       302  Wachovia Bank Commercial Mortgage Trust(c)                    4.24     10/15/2035             303
     2,000  Wachovia Bank Commercial Mortgage Trust                       5.08     11/15/2035           2,064
       700  Wachovia Bank Commercial Mortgage Trust                       4.94      4/15/2042             757
     5,000  Wachovia Bank Commercial Mortgage Trust                       5.12      7/15/2042           5,458
     2,753  Wachovia Bank Commercial Mortgage Trust                       5.21     10/15/2044           3,034
       501  Wachovia Bank Commercial Mortgage Trust                       5.46     12/15/2044             501
       278  Wachovia Bank Commercial Mortgage Trust                       5.94      6/15/2045             282
     3,984  Wachovia Bank Commercial Mortgage Trust                       5.50     10/15/2048           4,031
     1,000  Wachovia Bank Commercial Mortgage Trust                       5.57     10/15/2048           1,138
     5,000  Wachovia Bank Commercial Mortgage Trust                       5.31     11/15/2048           5,709
     4,993  Wachovia Bank Commercial Mortgage Trust                       5.31     11/15/2048           5,143
     5,000  Wachovia Bank Commercial Mortgage Trust                       5.74      6/15/2049           5,797
       935  WF-RBS Commercial Mortgage Trust(c)                           3.24      3/15/2044             999
                                                                                                   ----------
                                                                                                      516,502
                                                                                                   ----------
            INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (2.0%)
    76,971  Commercial Mortgage Trust, acquired
              8/09/2012-8/27/2012; cost $9,888(g)                         1.97      8/15/2045           9,945
    74,556  Commercial Mortgage Trust, acquired
              11/06/2012; cost $9,994(g)                                  2.03     10/15/2045          10,025
    40,611  GS Mortgage Securities Corp. II, acquired
              5/18/2012; cost $6,205(g)                                   2.62      5/10/2045           6,221
    32,350  GS Mortgage Securities Trust, acquired
              11/16/2012; cost $4,990(c),(g)                              2.41     11/10/2045           5,015
    36,481  J.P. Morgan Chase Commercial Mortgage
              Securities Corp., acquired 9/28/2012; cost $4,980(g)        2.22     10/15/2045           4,929
    38,385  Morgan Stanley-BAML Trust, acquired
              10/05/2012; cost $4,987(c),(g)                              2.19     11/15/2045           4,939
    65,465  UBS Commercial Mortgage Trust, acquired
              5/01/2012; cost $9,910(c),(g)                               2.36      5/10/2045           9,964
    34,969  UBS-Barclays Commercial Mortgage Trust, acquired
              9/14/2012; cost $4,983(c),(g)                               2.20      8/10/2049           4,996
    35,903  Wells Fargo Commercial Mortgage Trust, acquired
              9/21/2012; cost $4,980(c),(g)                               2.16     10/15/2045           4,952
                                                                                                   ----------
                                                                                                       60,986
                                                                                                   ----------
            Total Financials                                                                          577,488
                                                                                                   ----------
            Total Commercial Mortgage Securities (cost: $558,232)                                     577,488
                                                                                                   ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  35

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                                   COUPON                         VALUE
(000)       SECURITY                                                      RATE      MATURITY            (000)
-------------------------------------------------------------------------------------------------------------
            U.S. GOVERNMENT AGENCY ISSUES (5.8%)(h)

            INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (1.3%)
  $ 57,803  Fannie Mae(+)                                                 4.08%    12/25/2017      $    9,499
    87,435  Fannie Mae(+)                                                 0.82      5/25/2022           4,949
    87,679  Fannie Mae(+)                                                 0.67     11/25/2022           4,186
    39,930  Freddie Mac(+)                                                1.78      5/25/2019           3,778
   105,618  Freddie Mac(+)                                                1.71      7/25/2019           9,743
    74,511  Freddie Mac(+)                                                1.32      8/25/2022           7,312
                                                                                                   ----------
                                                                                                       39,467
                                                                                                   ----------
            MORTGAGE-BACKED PASS-THROUGH SECURITIES (4.4%)
    14,359  Fannie Mae(+)                                                 1.25      9/25/2027          14,362
    10,747  Fannie Mae(+)                                                 2.50      4/01/2027          11,143
    26,718  Fannie Mae(+)                                                 2.50      5/01/2027          27,703
    19,239  Fannie Mae(+)                                                 2.50      8/01/2027          19,948
    13,878  Fannie Mae(+)                                                 2.50      8/01/2027          14,390
     1,050  Fannie Mae(+)                                                 4.50      5/01/2023           1,129
       763  Fannie Mae(+)                                                 4.50      2/01/2024             820
       441  Fannie Mae(+)                                                 5.00     12/01/2021             477
     1,507  Fannie Mae(+)                                                 5.00      6/01/2023           1,628
       566  Fannie Mae(+)                                                 5.00      9/01/2023             611
     1,861  Fannie Mae(+)                                                 5.00      2/01/2024           2,010
     1,082  Fannie Mae(+)                                                 5.50     12/01/2020           1,169
     1,390  Fannie Mae(+)                                                 5.50      2/01/2023           1,499
     3,043  Fannie Mae(+)                                                 5.50      6/01/2023           3,281
       886  Fannie Mae(+)                                                 5.50      9/01/2023             956
     2,903  Fannie Mae(+)                                                 5.50      6/01/2024           3,130
     1,738  Fannie Mae(+)                                                 6.00     10/01/2022           1,916
     1,393  Fannie Mae(+)                                                 6.00      1/01/2023           1,536
     2,674  Fannie Mae(+)                                                 6.00      1/01/2023           2,949
     1,559  Fannie Mae(+)                                                 6.00      7/01/2023           1,706
     4,843  Freddie Mac(+)                                                1.56     10/25/2018           4,957
     9,588  Freddie Mac(+)                                                1.78     10/25/2020           9,856
     1,906  Freddie Mac(+)                                                2.50      4/01/2035           2,037
       931  Freddie Mac(+)                                                5.00      5/01/2020           1,000
       757  Freddie Mac(+),(i)                                            5.00      9/01/2020             816
       318  Freddie Mac(+)                                                5.50     11/01/2018             342
     1,185  Freddie Mac(+)                                                5.50      4/01/2021           1,286
                                                                                                   ----------
                                                                                                      132,657
                                                                                                   ----------
            OTHER U.S. GOVERNMENT GUARANTEED SECURITIES (0.1%)
     3,000  Private Export Funding Corp.                                  1.38      2/15/2017           3,071
                                                                                                   ----------
            Total U.S. Government Agency Issues (cost: $170,863)                                      175,195
                                                                                                   ----------

================================================================================

36  | USAA SHORT-TERM BOND FUND

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                                   COUPON                         VALUE
(000)       SECURITY                                                      RATE      MATURITY            (000)
-------------------------------------------------------------------------------------------------------------
            MUNICIPAL BONDS (8.4%)

            AGRICULTURAL PRODUCTS (0.3%)
  $  8,000  Washington County                                             1.38%(e)  9/01/2030(j)   $    8,013
                                                                                                   ----------
            AIRPORT/PORT (0.7%)
     5,000  Chicago Midway Airport                                        3.53      1/01/2041(j)        5,102
       540  Cleveland (INS)                                               5.24      1/01/2017             552
     5,855  College Park Georgia (INS)(l)                                 5.73      1/01/2014           6,024
     2,000  Dallas-Fort Worth International Airport Facilities
              Improvement Corp.                                           1.93     11/01/2014           2,018
     3,500  Greater Orlando Aviation Auth.                                4.50     10/01/2013           3,598
     3,000  Houston Airport System                                        5.00      7/01/2015           3,313
                                                                                                   ----------
                                                                                                       20,607
                                                                                                   ----------
            APPROPRIATED DEBT (0.5%)
     1,500  Jacksonville                                                  1.16     10/01/2016           1,502
     2,500  Jacksonville                                                  1.41     10/01/2017           2,485
     4,000  Jacksonville                                                  1.70     10/01/2018           3,996
     4,000  Miami-Dade County                                             5.00      5/01/2031(j)        4,213
     1,000  Pennsylvania Commonwealth Finance Auth.                       3.38      6/01/2013           1,008
     2,000  Pennsylvania Commonwealth Finance Auth.                       4.18      6/01/2015           2,133
                                                                                                   ----------
                                                                                                       15,337
                                                                                                   ----------
            COMMUNITY SERVICE (0.1%)
     1,250  Art Institute of Chicago                                      1.34      3/01/2015           1,252
     1,650  Art Institute of Chicago                                      2.48      3/01/2019           1,632
                                                                                                   ----------
                                                                                                        2,884
                                                                                                   ----------
           EDUCATION (0.4%)
     3,000  George Washington Univ.                                       3.29      9/15/2014           3,108
     5,000  New Jersey EDA                                                1.31(e)   6/15/2013           5,008
     5,000  New Jersey EDA                                                3.17      9/01/2014           5,092
                                                                                                   ----------
            Total Education                                                                            13,208
                                                                                                   ----------
            ELECTRIC UTILITIES (1.1%)
     1,000  Appling County Dev. Auth.                                     2.50      1/01/2038(j)        1,002
     5,000  Beaver County IDA                                             4.75      8/01/2033(j)        5,592
     5,000  Beaver County IDA                                             2.50     12/01/2041(j)        5,055
     5,000  Burke County Dev. Auth.                                       1.25      1/01/2052(j)        5,060
     3,000  Coconino County                                               3.63     10/01/2029(j)        3,028
     3,000  Economic Dev. Financing Auth.                                 3.00     12/01/2038(j)        3,070
     4,000  Farmington Pollution Control                                  2.88      9/01/2024(j)        4,065
     1,500  Missouri Environmental Improvement and
              Energy Resources Auth.                                      4.90      5/01/2038(j)        1,521

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  37

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                                   COUPON                         VALUE
(000)       SECURITY                                                      RATE      MATURITY            (000)
-------------------------------------------------------------------------------------------------------------
  $  3,000  Water Dev. Auth.                                              3.38%     7/01/2033(j)   $    3,100
     2,500  West Virginia EDA                                             2.25(e)   1/01/2041(j)        2,536
                                                                                                   ----------
                                                                                                       34,029
                                                                                                   ----------
            ELECTRIC/GAS UTILITIES (0.3%)
     2,000  American Municipal Power, Inc.                                3.62      2/15/2013           2,002
     3,000  American Municipal Power, Inc.                                3.82      2/15/2014           3,082
     2,770  Piedmont Municipal Power Agency                               4.34      1/01/2017           2,845
                                                                                                   ----------
                                                                                                        7,929
                                                                                                   ----------
            ENVIRONMENTAL & FACILITIES SERVICES (1.3%)
     8,250  Bucks County IDA                                              0.88     12/01/2022(j)        8,250
     5,000  California Pollution Control Financing Auth.                  0.60(e)   8/01/2023(j)        5,000
     4,675  Indiana State Finance Auth. "A"                               0.53(e)   5/01/2034(j)        4,675
     4,105  Kentucky Economic Dev. Finance Auth.                          0.53(e)   4/01/2031(j)        4,105
     4,000  Maricopa County IDA                                           2.63     12/01/2031(j)        4,102
     1,500  Massachusetts State Dev. Finance Agency                       3.40     12/01/2029(j)        1,511
     5,000  Miami-Dade County                                             1.25      9/01/2027(j)        5,135
     2,375  Miami-Dade County IDA                                         2.63      8/01/2023(j)        2,434
     6,000  South Carolina Jobs EDA                                       2.25     11/01/2016(j)        6,060
                                                                                                   ----------
                                                                                                       41,272
                                                                                                   ----------
            GENERAL OBLIGATION (0.9%)
     1,000  Andrews County                                                2.64      8/15/2013           1,009
     1,050  Andrews County                                                3.08      8/15/2014           1,080
     2,000  California                                                    5.65      4/01/2039(j)        2,015
     2,430  Chippewa Valley Schools                                       3.65      5/01/2015           2,502
     9,615  City & County of Honolulu                                     1.26     11/01/2017           9,708
    11,000  Nassau County                                                 1.50      4/01/2013          11,020
     1,750  Port of Seattle                                               2.25     12/01/2014           1,796
                                                                                                   ----------
                                                                                                       29,130
                                                                                                   ----------
            HOTELS, RESORTS & CRUISE LINES (0.1%)
     2,480  Long Beach                                                    3.75     11/01/2015           2,486
                                                                                                   ----------
            MISCELLANEOUS (0.2%)
     5,000  Statewide Communities Dev. Auth.                              5.00      6/15/2013           5,090
                                                                                                   ----------
            MULTI-LINE INSURANCE (0.7%)
    20,000  Irvine Ranch Water District Joint Power Agency                2.39      3/15/2014          20,055
                                                                                                   ----------
            MULTIFAMILY HOUSING (0.1%)
     2,990  Michigan State Housing Dev. Auth.                             3.30      4/01/2015           3,037
                                                                                                   ----------
            MUNICIPAL FINANCE (0.1%)
     3,000  Kentucky Asset                                                3.17      4/01/2018           3,143
                                                                                                   ----------

================================================================================

38  | USAA SHORT-TERM BOND FUND

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                                   COUPON                         VALUE
(000)       SECURITY                                                      RATE      MATURITY            (000)
-------------------------------------------------------------------------------------------------------------
            NURSING/CCRC (0.0%)
  $  1,170  Waco Health Facilities Dev. Corp. (INS)                       5.27%     2/01/2016      $    1,206
                                                                                                   ----------
            SALES TAX (0.2%)
     5,000  Louisiana State                                               3.00(e)   5/01/2043(j)        5,020
                                                                                                   ----------
            SPECIAL ASSESSMENT/TAX/FEE (1.1%)
       480  City and County of San Francisco Redevelopment
              Financing Auth. (INS)                                       5.62      8/01/2016             491
    12,500  JobsOhio Beverage System                                      1.12      1/01/2016          12,519
    10,000  JobsOhio Beverage System                                      1.57      1/01/2017          10,022
       500  Metropolitan Nashville Airport Auth. (INS)                    3.73      7/01/2014             509
     5,705  New York City Transitional Finance Auth.                      3.06      5/01/2015           5,987
     5,000  Orange County                                                 0.90      5/01/2013           5,005
                                                                                                   ----------
                                                                                                       34,533
                                                                                                   ----------
            TOLL ROADS (0.3%)
    10,000  North Texas Tollway Auth.                                     2.44      9/01/2013          10,125
                                                                                                   ----------
            Total Municipal Bonds (cost: $253,507)                                                    257,104
                                                                                                   ----------

            MONEY MARKET INSTRUMENTS (3.7%)

            VARIABLE-RATE DEMAND NOTES (2.6%)

            CONSUMER DISCRETIONARY (0.3%)
            -----------------------------
            LEISURE FACILITIES (0.3%)
    10,000  Twins Ballpark, LLC (INS)(LIQ)(c)                             0.80     10/01/2034          10,000
                                                                                                   ----------
            FINANCIALS (0.2%)
            -----------------
            REAL ESTATE OPERATING COMPANIES (0.2%)
     5,105  Orange County Housing Finance Auth.
              (LOC - Compass Bank)                                        1.52      1/15/2040           5,105
                                                                                                   ----------
            INDUSTRIALS (0.1%)
            ------------------
            AIRPORT SERVICES (0.1%)
     2,770  Metropolitan Nashville Airport Auth.
              (LOC - Regions Bank)                                        2.13      4/01/2030           2,770
                                                                                                   ----------
            MUNICIPAL BONDS (1.3%)
            ----------------------
            AIRPORT/PORT (0.7%)
    21,150  Clark County (LOC - Landesbank
              Baden-Wurttemberg)                                          0.40      7/01/2029          21,150
                                                                                                   ----------
            NURSING/CCRC (0.3%)
     7,980  EDA (LOC - Sovereign Bank)                                    0.81      5/15/2033           7,980
       995  Westmoreland County IDA (LOC - Sovereign Bank)                0.84      1/01/2036             995
                                                                                                   ----------
                                                                                                        8,975
                                                                                                   ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  39

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                                   COUPON                         VALUE
(000)       SECURITY                                                      RATE      MATURITY            (000)
-------------------------------------------------------------------------------------------------------------
            SALES TAX (0.2%)
  $  5,600  Arista Metropolitan District, Series 2006 B
              (LOC - Compass Bank)                                        1.90%    12/01/2030      $    5,600
                                                                                                   ----------
            SPECIAL ASSESSMENT/TAX/FEE (0.1%)
     5,285  Denver Urban Renewal Auth. (LOC - Compass Bank)               1.85      9/01/2017           5,285
                                                                                                   ----------
            Total Municipal Bonds                                                                      41,010
                                                                                                   ----------
            UTILITIES (0.7%)
            ----------------
            ELECTRIC UTILITIES (0.7%)
     5,750  Indiana Dev. Finance Auth.                                    0.38     12/01/2038           5,750
    15,200  Indiana Dev. Finance Auth.                                    0.40     12/01/2038          15,200
                                                                                                   ----------
                                                                                                       20,950
                                                                                                   ----------
            Total Utilities                                                                            20,950
                                                                                                   ----------
            Total Variable-Rate Demand Notes                                                           79,835
                                                                                                   ----------

-------------------------------------------------------------------------------------------------------------
NUMBER
OF SHARES
-------------------------------------------------------------------------------------------------------------
            MONEY MARKET FUNDS (1.1%)
32,879,730  State Street Institutional Liquid Reserve Fund, 0.14%(k)                                   32,880
                                                                                                   ----------
            Total Money Market Instruments (cost: $112,715)                                           112,715
                                                                                                   ----------

            TOTAL INVESTMENTS (COST: $3,003,038)                                                   $3,074,687
                                                                                                   ==========

-------------------------------------------------------------------------------------------------------------
                                                                                                   UNREALIZED
NUMBER OF                                                                    CONTRACT           APPRECIATION/
CONTRACTS                                                EXPIRATION           VALUE            (DEPRECIATION)
LONG/(SHORT)                                               DATE               (000)                     (000)
-------------------------------------------------------------------------------------------------------------
            FUTURES (1.2%)
       300  5YR U.S. Treasury Note Futures               3/28/2013            $37,120              $     (215)
                                                                              -------              ----------
            TOTAL FUTURES                                                     $37,120              $     (215)
                                                                              =======              ==========

================================================================================

40  | USAA SHORT-TERM BOND FUND

================================================================================

----------------------------------------------------------------------------------------------------------
($ IN 000s)                                              VALUATION HIERARCHY
----------------------------------------------------------------------------------------------------------
                                              (LEVEL 1)             (LEVEL 2)      (LEVEL 3)
                                          QUOTED PRICES     OTHER SIGNIFICANT    SIGNIFICANT
                                      IN ACTIVE MARKETS            OBSERVABLE   UNOBSERVABLE
ASSETS                             FOR IDENTICAL ASSETS                INPUTS         INPUTS         TOTAL
----------------------------------------------------------------------------------------------------------
Bonds:
  Corporate Obligations                         $     -            $1,094,157             $-    $1,094,157
  Eurodollar And Yankee Obligations                   -               481,942              -       481,942
  Asset-Backed Securities                             -               376,086              -       376,086
  Commercial Mortgage Securities                      -               577,488              -       577,488
  U.S. Government Agency Issues                       -               175,195              -       175,195
  Municipal Bonds                                     -               257,104              -       257,104

Money Market Instruments:
  Variable-Rate Demand Notes                          -                79,835              -        79,835
  Money Market Funds                             32,880                     -              -        32,880

Futures*                                           (215)                    -              -          (215)
----------------------------------------------------------------------------------------------------------
Total                                           $32,665            $3,041,807             $-    $3,074,472
----------------------------------------------------------------------------------------------------------

*Futures are valued at the unrealized appreciation/depreciation on the investment.

For the period of August 1, 2012, through January 31, 2013, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  41

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

January 31, 2013 (unaudited)

--------------------------------------------------------------------------------

o   GENERAL NOTES

    Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

    The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

o   CATEGORIES AND DEFINITIONS

    ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES -- Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents when the final principal payment will be made for all underlying loans. The weighted average life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

================================================================================

42  | USAA SHORT-TERM BOND FUND

================================================================================

    EURODOLLAR AND YANKEE OBLIGATIONS -- Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

    INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS IOs) -- represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The purchase yield reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. Coupon rates after purchase vary from period to period. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. CMBS IOs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. CMBS IOs are subject to default-related prepayments that may have a negative impact on yield.

    VARIABLE-RATE DEMAND NOTES (VRDNs) -- provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

o   PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

    EDA     Economic Development Authority
    IDA     Industrial Development Authority/Agency
    REIT    Real estate investment trust

    CREDIT ENHANCEMENTS -- add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  43

================================================================================

collateral trust. The enhancements do not guarantee the market values of the securities.

    (INS) Principal and interest payments are insured by one of the following: AMBAC Assurance Corp., Assured Guaranty Corp., Assured Guaranty Municipal Corp., or National Public Finance Guarantee Corp. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

    (LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from JPMorgan Chase Bank, N.A. or U.S. Bank, N.A.

    (LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

    (NBGA) Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from Denmark Government.

o   SPECIFIC NOTES

    (a) Senior loan (loan) -- is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at January 31, 2013. The weighted average life of the loan is likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. Security deemed liquid by USAA Asset Management Company (the Manager), under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

    (b) At January 31, 2013, the aggregate market value of securities purchased on a delayed-delivery basis was $10,626,000.

================================================================================

44  | USAA SHORT-TERM BOND FUND

================================================================================

    (c) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

    (d) At January 31, 2013, portions of these securities were segregated to cover delayed-delivery and/or when-issued purchases.

    (e) Variable-rate or floating-rate security -- interest rate is adjusted periodically. The interest rate disclosed represents the current rate at January 31, 2013.

    (f) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

    (g) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board of Trustees. The aggregate market value of these securities at January 31, 2013, was $60,986,000, which represented 2.0% of the Fund's net assets.

    (h) U.S. government agency issues -- mortgage-backed securities issued by Government National Mortgage Association (GNMA or Ginnie Mae) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by government-sponsored enterprises, such as Freddie Mac (Federal Home Loan Mortgage Corporation or FHLMC) and Fannie Mae (Federal National Mortgage Association or FNMA), indicated with a "+", are supported only by the right of the government-sponsored enterprise to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the government-sponsored enterprises' obligations, or by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury. In September of 2008, the U.S. Treasury placed Fannie Mae and Freddie Mac under conservatorship and appointed the Federal Housing Finance

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  45

================================================================================

        Agency (FHFA) to act as conservator and oversee their daily operations. In addition, the U.S. Treasury entered into purchase agreements with Fannie Mae and Freddie Mac to provide capital in exchange for senior preferred stock.

    (i) Securities with a value of $816,000 are segregated as collateral for initial margin requirements on open futures contracts.

    (j) Put bond -- provides the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

    (k) Rate represents the money market fund annualized seven-day yield at January 31, 2013.

    (l) The security, or a portion thereof, is segregated to cover the value of open futures contracts at January 31, 2013.

See accompanying notes to financial statements.

================================================================================

46  | USAA SHORT-TERM BOND FUND

================================================================================

STATEMENT OF ASSETS AND LIABILITIES (IN THOUSANDS)

January 31, 2013 (unaudited)

--------------------------------------------------------------------------------

ASSETS
  Investments in securities, at market value (cost of $3,003,038)           $3,074,687
  Cash                                                                             799
  Receivables:
     Capital shares sold:
        Affiliated transactions (Note 7)                                            79
        Nonaffiliated transactions                                              30,993
     Interest                                                                   19,923
     Securities sold                                                               308
                                                                            ----------
        Total assets                                                         3,126,789
                                                                            ----------
LIABILITIES
   Payables:
     Securities purchased                                                       46,195
     Capital shares redeemed                                                    28,108
     Dividends on capital shares                                                   175
   Variation margin on futures contracts                                           213
   Accrued management fees                                                         692
   Accrued transfer agent's fees                                                   163
   Other accrued expenses and payables                                              83
                                                                            ----------
        Total liabilities                                                       75,629
                                                                            ----------
           Net assets applicable to capital shares outstanding              $3,051,160
                                                                            ==========
NET ASSETS CONSIST OF:
  Paid-in capital                                                           $2,980,848
  Overdistribution of net investment income                                        (13)
  Accumulated net realized loss on investments and futures transactions         (1,109)
  Net unrealized appreciation of investments and futures contracts              71,434
                                                                            ----------
           Net assets applicable to capital shares outstanding              $3,051,160
                                                                            ==========
  Net asset value, redemption price, and offering price per share:
     Fund Shares (net assets of $1,645,109/177,348 shares outstanding)      $     9.28
                                                                            ==========
     Institutional Shares (net assets of $1,398,672/150,832
        shares outstanding)                                                 $     9.27
                                                                            ==========
     Adviser Shares (net assets of $7,379/796 shares outstanding)           $     9.27
                                                                            ==========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  47

================================================================================

STATEMENT OF OPERATIONS (IN THOUSANDS)

Six-month period ended January 31, 2013 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
    Interest income (net of foreign taxes withheld of $2)                      $40,996
                                                                               -------
EXPENSES
    Management fees                                                              3,895
    Administration and servicing fees:
         Fund Shares                                                             1,466
         Institutional Shares                                                      465
         Adviser Shares                                                              5
    Transfer agent's fees:
         Fund Shares                                                             1,816
         Institutional Shares                                                      465
    Distribution and service fees (Note 6E):
         Adviser Shares                                                              9
    Custody and accounting fees:
         Fund Shares                                                               134
         Institutional Shares                                                       65
         Adviser Shares                                                              1
    Postage:
         Fund Shares                                                                38
    Shareholder reporting fees:
         Fund Shares                                                                34
    Trustees' fees                                                                   7
    Registration fees:
         Fund Shares                                                                28
         Institutional Shares                                                       21
         Adviser Shares                                                             13
    Professional fees                                                               79
    Other                                                                           24
                                                                               -------
         Total expenses                                                          8,565
    Expenses reimbursed:
         Adviser Shares                                                             (6)
                                                                               -------
              Net expenses                                                       8,559
                                                                               -------
NET INVESTMENT INCOME                                                           32,437
                                                                               -------
NET REALIZED AND UNREALIZED GAIN ON
INVESTMENTS AND FUTURES CONTRACTS
    Net realized gain on:
         Investments                                                               602
         Futures transactions                                                      228
    Change in net unrealized appreciation/depreciation of:
         Investments                                                            11,325
         Futures contracts                                                        (369)
                                                                               -------
              Net realized and unrealized gain                                  11,786
                                                                               -------
    Increase in net assets resulting from operations                           $44,223
                                                                               =======

See accompanying notes to financial statements.

================================================================================

48  | USAA SHORT-TERM BOND FUND

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)

Six-month period ended January 31, 2013 (unaudited), and year ended July 31, 2012

-------------------------------------------------------------------------------------------
                                                                  1/31/2013       7/31/2012
-------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                         $   32,437      $   63,150
   Net realized gain on investments                                     602           3,514
   Net realized gain on futures transactions                            228               -
   Change in net unrealized appreciation/depreciation of:
        Investments                                                  11,325           7,050
        Futures contracts                                              (369)            154
                                                                 --------------------------
        Increase in net assets resulting from operations             44,223          73,868
                                                                 --------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
        Fund Shares                                                 (21,580)        (57,258)
        Institutional Shares                                        (10,801)         (5,743)
        Adviser Shares                                                  (69)           (149)
                                                                 --------------------------
             Total distributions of net investment income           (32,450)        (63,150)
                                                                 --------------------------
   Net realized gains:
        Fund Shares                                                    (242)              -
        Institutional Shares                                           (195)              -
        Adviser Shares                                                   (1)              -
                                                                 --------------------------
             Total distributions of net realized gains                 (438)              -
                                                                 --------------------------
        Distributions to shareholders                               (32,888)        (63,150)
                                                                 --------------------------
NET INCREASE IN NET ASSETS FROM
CAPITAL SHARE TRANSACTIONS (NOTE 5)
   Fund Shares                                                     (610,361)        259,200
   Institutional Shares                                           1,027,182         249,498
   Adviser Shares                                                       359           1,380
                                                                 --------------------------
        Total net increase in net assets from capital
             share transactions                                     417,180         510,078
                                                                 --------------------------
   Capital contribution from USAA Transfer
        Agency Company:
        Institutional Shares                                              -               2
                                                                 --------------------------
   Net increase in net assets                                       428,515         520,798
NET ASSETS
   Beginning of period                                            2,622,645       2,101,847
                                                                 --------------------------
   End of period                                                 $3,051,160      $2,622,645
                                                                 ==========================
Overdistribution net investment income:
   End of period                                                 $      (13)     $        -
                                                                 ==========================

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  49

================================================================================

NOTES TO FINANCIAL STATEMENTS

January 31, 2013 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 50 separate funds. The information presented in this semiannual report pertains only to the USAA Short-Term Bond Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is high current income consistent with preservation of principal.

The Fund has three classes of shares: Short-Term Bond Fund Shares (Fund Shares), Short-Term Bond Fund Institutional Shares (Institutional Shares), and Short-Term Bond Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA Fund participating in a fund-of-funds

================================================================================

50  | USAA SHORT-TERM BOND FUND

================================================================================

investment strategy (USAA fund-of-funds) and not to the general public. The Adviser Shares permit investors to purchase shares through financial intermediaries, banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. SECURITY VALUATION -- The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

    The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

    The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

    The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  51

================================================================================

        and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

    2. Investments in open-end investment companies, hedge, or other funds, other than exchange-traded funds, are valued at their net asset value
        (NAV) at the end of each business day.

    3. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

    4. Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded.

    5. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

        Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

================================================================================

52  | USAA SHORT-TERM BOND FUND

================================================================================

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include certain bonds, which are valued based on methods discussed in Note 1A1, and variable-rate demand notes, which are valued at amortized cost.

    Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES -- The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to futures contracts, options, and options on futures contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  53

================================================================================

    traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the trade.

    FUTURES CONTRACTS -- The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

    FAIR VALUES OF DERIVATIVE INSTRUMENTS AS OF JANUARY 31, 2013* (IN THOUSANDS)

                                     ASSET DERIVATIVES                LIABILITY DERIVATIVES
-------------------------------------------------------------------------------------------------
                                 STATEMENT OF                     STATEMENT OF
                                 ASSETS AND                       ASSETS AND
DERIVATIVES NOT ACCOUNTED        LIABILITIES                      LIABILITIES
FOR AS HEDGING INSTRUMENTS       LOCATION       FAIR VALUE        LOCATION           FAIR VALUE
-------------------------------------------------------------------------------------------------
Interest rate contracts              -              $-            Net unrealized      $(215)**
                                                                  depreciation of
                                                                  investments and
                                                                  futures contracts
-------------------------------------------------------------------------------------------------

     *For open derivative instruments as of January 31, 2013, see the portfolio of investments, which also is indicative of activity for the six-month period ended January 31, 2013.

    **Includes cumulative appreciation (depreciation) of futures as reported on the portfolio of investments. Only current day's variation margin is reported within the statement of assets and liabilities.

================================================================================

54  | USAA SHORT-TERM BOND FUND

================================================================================

    THE EFFECT OF DERIVATIVE INSTRUMENTS ON THE STATEMENT OF OPERATIONS FOR THE SIX-MONTH PERIOD ENDED JANUARY 31, 2013 (IN THOUSANDS)

                                                                    CHANGE IN
                                                                    UNREALIZED
DERIVATIVES NOT                                       REALIZED      APPRECIATION
ACCOUNTED FOR AS          STATEMENT OF                GAIN ON       (DEPRECIATION)
HEDGING INSTRUMENTS       OPERATIONS LOCATION         DERIVATIVES   ON DERIVATIVES
-----------------------------------------------------------------------------------
Interest rate contracts   Net realized and unrealized    $228           $(369)
                          gain on investments and
                          futures transactions/
                          Change in unrealized
                          appreciation depreciation
                          of futures contracts
-----------------------------------------------------------------------------------

D. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

E. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

F. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. For the period ended January 31, 2013, the Fund's outstanding

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  55

================================================================================

    delayed-delivery commitments, including interest purchased, were $10,445,000; all of which were when-issued securities.

G. EXPENSES PAID INDIRECTLY -- Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. Effective January 1, 2013, the Fund's custodian suspended the bank credit arrangement. For the six-month period ended January 31, 2013, custodian and other bank credits reduced the Fund's expenses by less than $500.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

I. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

================================================================================

56  | USAA SHORT-TERM BOND FUND

================================================================================

The USAA Funds that are party to the loan agreement are assessed facility fees by CAPCO in the amount of 7.0 basis points of the amount of the committed loan agreement. Prior to September 30, 2012, the Funds were assessed facility fees by CAPCO in the amount of 7.5 basis points of the amount of the committed loan agreement. The facility fees are allocated among the Funds based on their respective average net assets for the period.

For the six-month period ended January 31, 2013, the Fund paid CAPCO facility fees of $9,000, which represents 5.0% of the total fees paid to CAPCO by the USAA Funds. The Fund had no borrowings under this agreement during the six-month period ended January 31, 2013.

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of July 31, 2013, in accordance with applicable tax law.

Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

Under the Regulated Investment Company Modernization Act of 2010 (the Act) a fund is permitted to carry forward net capital losses indefinitely. Additionally, such capital losses that are carried forward will retain their character as short-term and or long-term capital losses. Post-enactment capital loss carryforwards must be used before pre-enactment capital loss carryforwards. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused.

At July 31, 2012, the Fund had pre-enactment capital loss carryforwards of $1,348,000, and no post-enactment capital loss carryforwards, for federal income tax purposes. If not offset by subsequent capital gains, the capital loss carryforwards will expire between 2017 and 2018, as shown below. It is unlikely that the Board will authorize a distribution of

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  57

================================================================================

capital gains realized in the future until the capital loss carryforwards have been used or expire.

 PRE-ENACTMENT CAPITAL LOSS CARRYFORWARDS
-----------------------------------------
  EXPIRES                        BALANCE
-----------                    ----------
   2017                        $  535,000
   2018                           813,000
                               ----------
                   Total       $1,348,000
                               ==========

For the six-month period ended January 31, 2013, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions. On an ongoing basis the Manager will monitor its tax positions to determine if adustments to this conclusion are necessary. The statute of limitations on the Fund's tax return filings generally remain open for the three preceeding fiscal reporting year ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended January 31, 2013, were $784,813,000 and $318,759,000, respectively.

As of January 31, 2013, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

Gross unrealized appreciation and depreciation of investments as of January 31, 2013, were $74,880,000 and $3,231,000, respectively, resulting in net unrealized appreciation of $71,649,000.

(5) CAPITAL SHARE TRANSACTIONS

At January 31, 2013, there were an unlimited number of shares of capital stock at no par value authorized for the Fund.

================================================================================

58  | USAA SHORT-TERM BOND FUND

================================================================================

Capital share transactions for the Institutional Shares resulted from purchases and sales by the affiliated USAA fund-of-funds. Capital share transactions for all classes were as follows, in thousands:

                                           SIX-MONTH PERIOD ENDED            YEAR ENDED
                                                 1/31/2013                   7/31/2012
-------------------------------------------------------------------------------------------
                                              SHARES       AMOUNT       SHARES       AMOUNT
                                            -----------------------------------------------
FUND SHARES:
Shares sold                                   39,543   $  366,604       90,292    $ 828,215
Shares issued from reinvested
  dividends                                    2,258       20,940        6,015       55,189
Shares redeemed                             (107,642)    (997,905)     (68,068)    (624,204)
                                            -----------------------------------------------
Net increase (decrease) from
  capital share transactions                 (65,841)  $ (610,361)      28,239    $ 259,200
                                            ===============================================
INSTITUTIONAL SHARES:
Shares sold                                  116,172   $1,076,802       33,445    $ 307,029
Shares issued from reinvested
  dividends                                    1,185       10,997          625        5,743
Shares redeemed                               (6,535)     (60,617)      (6,893)     (63,274)
                                            -----------------------------------------------
Net increase from capital
  share transactions                         110,822   $1,027,182       27,177    $ 249,498
                                            ===============================================
ADVISER SHARES:
Shares sold                                      157   $    1,452          211    $   1,936
Shares issued from reinvested
  dividends                                        2           20            3           26
Shares redeemed                                 (120)      (1,113)         (64)        (582)
                                            -----------------------------------------------
Net increase from capital
  share transactions                              39   $      359          150    $   1,380
                                            ===============================================

(6) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES -- The Manager carries out the Fund's investment policies and manages the Fund's portfolio pursuant to an Advisory Agreement. The investment management fee for the Fund is composed of a base fee and a performance adjustment. The base fee is accrued daily and paid monthly at an annualized rate of 0.24% of the Fund's average net assets for the fiscal year.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  59

================================================================================

    The performance adjustment is calculated separately for each share class on a monthly basis by comparing each class's performance to that of the Lipper Short Investment Grade Bond Funds Index over the performance period. The Lipper Short Investment Grade Bond Funds Index tracks the total return performance of the 30 largest funds in the Lipper Short Investment Grade Debt Funds category. The performance period for each class consists of the current month plus the previous 35 months. The performance adjustment for the Adviser Shares includes the performance of the Fund Shares for periods prior to August 1, 2010. The following table is utilized to determine the extent of the performance adjustment:

OVER/UNDER PERFORMANCE                ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                  AS A % OF THE FUND'S AVERAGE NET ASSETS(1)
--------------------------------------------------------------------------------
+/- 0.20% to 0.50%                    +/- 0.04%
+/- 0.51% to 1.00%                    +/- 0.05%
+/- 1.01% and greater                 +/- 0.06%

    (1)Based on the difference between average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point (0.01%). Average net assets of the share class are calculated over a rolling 36-month period.

    Each class's annual performance adjustment rate is multiplied by the average net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is the performance adjustment; a positive adjustment in the case of overperformance, or a negative adjustment in the case of underperformance.

    Under the performance fee arrangement, each class will pay a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Short Investment Grade Bond Funds Index over that period, even if the class had overall negative returns during the performance period.

    For the six-month period ended January 31, 2013, the Fund incurred total management fees, paid or payable to the Manager, of $3,895,000,

================================================================================

60  | USAA SHORT-TERM BOND FUND

================================================================================

    which included a performance adjustment for the Fund Shares, Institutional Shares, and Adviser Shares of $381,000, $44,000, and less than $500, respectively. For the Fund Shares, Institutional Shares, and Adviser Shares, the performance adjustments were 0.04%, 0.01%, and less than 0.01%, respectively.

B. ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of average net assets of the Fund Shares and Adviser Shares, and 0.10% of average net assets of the Institutional Shares. For the six-month period ended January 31, 2013, the Fund Shares, Institutional Shares, and Adviser Shares incurred administration and servicing fees, paid or payable to the Manager, of $1,466,000, $465,000, and $5,000, respectively.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Board has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended January 31, 2013, the Fund reimbursed the Manager $47,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

C. EXPENSE LIMITATION -- The Manager has agreed, through December 1, 2013, to limit the annual expenses of the Adviser Shares to 0.90% of its average net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and will reimburse the Adviser Shares for all expenses in excess of that amount. This expense limitation arrangement may not be changed or terminated through December 1, 2013, without approval of the Board, and may be changed or terminated by the Manager at any time after that date. For the six-month period ended January 31, 2013, the Adviser Shares incurred reimbursable expenses of $6,000.

D. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund. Transfer agent's fees

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  61

================================================================================

    for the Fund Shares and Adviser Shares are paid monthly based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. The Fund Shares and Adviser Shares also pay SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. Transfer agent's fees for Institutional Shares are paid monthly based on a fee accrued daily at an annualized rate of 0.10% of the Institutional Shares' average net assets, plus out-of-pocket expenses. For the six-month period ended January 31, 2013, the Fund Shares, Institutional Shares and Adviser Shares incurred transfer agent's fees, paid or payable to SAS, of $1,816,000, $465,000, and less than $500, respectively.

E. DISTRIBUTION AND SERVICE (12b-1) FEES -- The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Adviser Shares. Under the plan, the Adviser Shares pay fees to USAA Investment Management Company, the distributor, for distribution and shareholder services. USAA Investment Management Company pays all or a portion of such fees to intermediaries that make the Adviser Shares available for investment by their customers. The fee is accrued daily and paid monthly at an annual rate of 0.25% of the Adviser Shares average net assets. Adviser Shares are offered and sold without imposition of an initial sales charge or a contingent deferred sales charge. For the six-month period ended January 31, 2013, the Adviser Shares incurred distribution and service (12b-1) fees of $9,000.

F. UNDERWRITING SERVICES -- USAA Investment Management Company provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no commissions or fees for this service.

(7) TRANSACTIONS WITH AFFILIATES

The Fund's Institutional Shares is one of 14 USAA mutual funds in which the affiliated USAA fund-of-funds may invest. The USAA fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control. As of January 31, 2013, the Fund recorded a receivable for capital shares sold of $79,000 for the USAA fund-of-funds' purchases of Institutional Shares. As of January 31, 2013, the USAA

================================================================================

62  | USAA SHORT-TERM BOND FUND

================================================================================

fund-of-funds owned the following percentages of the total outstanding shares of the Fund:

AFFILIATED USAA FUND                                                 OWNERSHIP %
--------------------------------------------------------------------------------
USAA Cornerstone Conservative Fund                                       0.3
USAA Target Retirement Income Fund                                       2.2
USAA Target Retirement 2020 Fund                                         2.7
USAA Target Retirement 2030 Fund                                         2.6
USAA Target Retirement 2040 Fund                                         1.1
USAA Target Retirement 2050 Fund                                         0.4

The Manager is indirectly wholly owned by United Services Automobile Association
(USAA), a large, diversified financial services institution. At January 31, 2013, USAA and its affiliates owned 542,000 shares, which represent 68.2% of Adviser Shares and 0.2% of the Fund.

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(8) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

During the six-month period ended January 31, 2013, in accordance with affiliated transaction procedures approved by the Board, purchases and sales of security transactions were executed between the Fund and the following affiliated USAA fund at the then-current market price with no brokerage commissions incurred.

                                                                      NET REALIZED
                                                       COST TO          GAIN TO
SELLER                             PURCHASER          PURCHASER         SELLER
----------------------------------------------------------------------------------
USAA Short-Term Bond Fund   USAA Intermediate-Term
                             Bond Fund               $     7,000     $        -
USAA Real Return Fund       USAA Short-Term
                             Bond Fund                 1,104,000        116,000
USAA Income Fund            USAA Short-Term
                             Bond Fund                45,258,000      2,269,000
USAA High Income Fund       USAA Short-Term
                             Bond Fund                12,935,000      4,954,000

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  63

================================================================================

(9) FINANCIAL HIGHLIGHTS -- FUND SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                SIX-MONTH
                              PERIOD ENDED
                               JANUARY 31,                         YEAR ENDED JULY 31,
                            ---------------------------------------------------------------------------------
                                  2013           2012          2011          2010          2009          2008
                            ---------------------------------------------------------------------------------
Net asset value at
  beginning of period       $     9.24     $     9.20    $     9.21    $     8.89      $   8.81      $   8.85
                            ---------------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income            .10            .25           .27           .34           .43           .41
  Net realized and
    unrealized gain (loss)         .04            .04          (.01)          .32           .08          (.04)
                            ---------------------------------------------------------------------------------
Total from investment
  operations                       .14            .29           .26           .66           .51           .37
                            ---------------------------------------------------------------------------------
Less distributions from:
  Net investment income           (.10)          (.25)         (.27)         (.34)         (.43)         (.41)
  Realized capital gains          (.00)(d)          -             -             -             -             -
                            ---------------------------------------------------------------------------------
Total distributions               (.10)          (.25)         (.27)         (.34)         (.43)         (.41)
                            ---------------------------------------------------------------------------------
Net asset value at
  end of period             $     9.28     $     9.24    $     9.20    $     9.21      $   8.89      $   8.81
                            =================================================================================
Total return (%)*                 1.56           3.21          2.85          7.52(a)       6.11          4.26
Net assets at end
  of period (000)           $1,645,109     $2,246,096    $1,978,161    $1,767,213      $902,546      $651,398
Ratios to average
  net assets:**
  Expenses (%)(b)                  .65(c)         .63           .62           .63(a)        .72           .69
  Net investment
    income (%)                    2.21(c)        2.73          2.92          3.64          5.04          4.63
Portfolio turnover (%)              12             36            26            25            31            33

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended January 31, 2013, average net assets were
    $1,940,263,000.
(a) During the year ended July 31, 2010, SAS reimbursed the Fund Shares $128,000 for corrections in fees paid for the administration and servicing of certain accounts. The effect of this reimbursement on the Fund Shares' total return was less than 0.01%. The reimbursement decreased the Fund Shares' expense ratios by 0.01%. This decrease is excluded from the expense ratios above.
(b) Reflects total operating expenses of the Fund Shares before reductions of any expenses paid indirectly. The Fund Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.
(c) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(d) Represents less than $0.01 per share.

================================================================================

64  | USAA SHORT-TERM BOND FUND

================================================================================

(9) FINANCIAL HIGHLIGHTS (CONTINUED) -- INSTITUTIONAL SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                         SIX-MONTH
                                       PERIOD ENDED         YEAR ENDED JULY 31,           PERIOD ENDED
                                        JANUARY 31,  ----------------------------------     JULY 31,
                                           2013          2012         2011         2010     2009***
                                    ------------------------------------------------------------------
Net asset value at
  beginning of period               $     9.24       $   9.20     $   9.21      $  8.89     $  8.81
                                    ---------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income                    .11            .26          .29          .36         .45
  Net realized and
    unrealized gain (loss)                 .03            .04         (.01)         .32         .08
                                    ---------------------------------------------------------------
Total from investment
  operations                               .14            .30          .28          .68         .53
                                    ---------------------------------------------------------------
Less distributions from:
  Net investment income                   (.11)          (.26)        (.29)        (.36)       (.45)
  Realized capital gains                  (.00)(c)          -            -            -           -
                                    ---------------------------------------------------------------
Total distributions                       (.11)          (.26)        (.29)        (.36)       (.45)
                                    ---------------------------------------------------------------
Net asset value at end of
  period                            $     9.27       $   9.24     $   9.20      $  9.21     $  8.89
                                    ===============================================================
Total return (%)*                         1.55           3.37         3.09         7.78        6.40
Net assets at end of
  period (000)                      $1,398,672       $369,557     $118,103      $70,514     $26,164
Ratios to average net assets:**
  Expenses (%)(a)                          .47(b)         .49          .39(d)       .38(d)      .39(b),(d)
  Net investment income (%)               2.32(b)        2.82         3.15         3.84        5.39(b)
Portfolio turnover (%)                      12             36           26           25          31

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended January 31, 2013, average net assets were
    $925,034,000.
*** Institutional Shares were initiated on August 1, 2008.
(a) Reflects total operating expenses of the Institutional Shares before reductions of any expenses paid indirectly. The Institutional Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.
(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(c) Represents less than $0.01 per share.
(d) Prior to December 1, 2010, the Manager had voluntarily agreed to limit the annual expenses of the Institutional Shares to 0.41% of the Institutional Shares' average net assets.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  65

================================================================================

(9) FINANCIAL HIGHLIGHTS (CONTINUED) -- ADVISER SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                                    SIX-MONTH
                                                  PERIOD ENDED    YEAR ENDED    PERIOD ENDED
                                                   JANUARY 31,      JULY 31,      JULY 31,
                                                       2013           2012        2011***
                                                  ------------------------------------------
Net asset value at beginning of period               $ 9.24         $ 9.20         $ 9.21
                                                     ------------------------------------
Income (loss) from investment operations:
  Net investment income                                 .09            .23            .24
  Net realized and unrealized gain (loss)               .03            .04           (.01)
                                                     ------------------------------------
Total from investment operations                        .12            .27            .23
                                                     ------------------------------------
Less distributions from:
  Net investment income                                (.09)          (.23)          (.24)
  Realized capital gains                               (.00)(c)         --             --
                                                     ------------------------------------
Total distributions                                    (.09)          (.23)          (.24)
                                                     ------------------------------------
Net asset value at end of period                     $ 9.27         $ 9.24         $ 9.20
                                                     ====================================
Total return (%)*                                      1.32           2.94           2.55
Net assets at end of period (000)                    $7,379         $6,992         $5,583
Ratios to average net assets:**
  Expenses (%)(a)                                       .90(b)         .90            .90(b)
  Expenses, excluding reimbursements (%)(a)            1.06(b)        1.11           1.65(b)
  Net investment income (%)                            1.93(b)        2.46           2.64(b)
Portfolio turnover (%)                                   12             36             26

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended January 31, 2013, average net assets were
    $7,062,000.
*** Adviser Shares were initiated on August 1, 2010.
(a) Reflects total operating expenses of the Adviser Shares before reductions of any expenses paid indirectly. The Adviser Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.
(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(c) Represents less than $0.01 per share.

================================================================================

66  | USAA SHORT-TERM BOND FUND

================================================================================

EXPENSE EXAMPLE

January 31, 2013 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, distribution and service (12b-1) fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of August 1, 2012, through January 31, 2013.

ACTUAL EXPENSES

The line labeled "actual" under each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your share class in the "actual" line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" under each share class in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses

================================================================================

                                                           EXPENSE EXAMPLE |  67

================================================================================

may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the line labeled "hypothetical" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                    EXPENSES PAID
                                          BEGINNING               ENDING            DURING PERIOD*
                                        ACCOUNT VALUE          ACCOUNT VALUE       AUGUST 1, 2012 -
                                       AUGUST 1, 2012        JANUARY 31, 2013      JANUARY 31, 2013
                                      --------------------------------------------------------------
FUND SHARES
Actual                                   $1,000.00               $1,015.60              $3.30

Hypothetical
  (5% return before expenses)             1,000.00                1,021.93               3.31

INSTITUTIONAL SHARES
Actual                                    1,000.00                1,015.50               2.39

Hypothetical
  (5% return before expenses)             1,000.00                1,022.84               2.40

ADVISER SHARES
Actual                                    1,000.00                1,013.20               4.57

Hypothetical
  (5% return before expenses)             1,000.00                1,020.67               4.58

* Expenses are equal to the annualized expense ratio of 0.65% for Fund Shares, 0.47% for Institutional Shares, and 0.90% for Adviser Shares, which are net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/365 days (to reflect the one-half-year period). The Fund's actual ending account values are based on its actual total returns of 1.56% for Fund Shares, 1.55% for Institutional Shares, and 1.32% for Adviser Shares for the six-month period of August 1, 2012, through January 31, 2013.

================================================================================

68  | USAA SHORT-TERM BOND FUND

================================================================================

TRUSTEES                              Daniel S. McNamara
                                      Robert L. Mason, Ph.D.
                                      Barbara B. Ostdiek, Ph.D.
                                      Michael F. Reimherr
                                      Paul L. McNamara
--------------------------------------------------------------------------------
ADMINISTRATOR AND                     USAA Asset Management Company
INVESTMENT ADVISER                    P.O. Box 659453
                                      San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                       USAA Investment Management Company
DISTRIBUTOR                           P.O. Box 659453
                                      San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                        USAA Shareholder Account Services
                                      9800 Fredericksburg Road
                                      San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                         State Street Bank and Trust Company
ACCOUNTING AGENT                      P.O. Box 1713
                                      Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                           Ernst & Young LLP
REGISTERED PUBLIC                     100 West Houston St., Suite 1800
ACCOUNTING FIRM                       San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                           Under "My Accounts" on
SELF-SERVICE 24/7                     usaa.com select "Investments,"
AT USAA.COM                           then "Mutual Funds"

OR CALL                               Under "Investments" view
(800) 531-USAA                        account balances, or click
        (8722)                        "I want to...," and select
                                      the desired action.
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and
(ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

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

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   23426-0313                                (C)2013, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.


ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.




















SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended January 31, 2013

By:*     /S/ ADYM W. RYGMYR
         -----------------------------------------------------------
         Signature and Title:  ADYM W. RYGMYR, Secretary

Date:     03-26-2013
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:*     /S/ DANIEL S. MCNAMARA
         -----------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     03-27-2013
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     03-27-2013
         ------------------------------


*Print the name and title of each signing officer under his or her signature.